UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

CT Corporation System

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: July 31, 2009

Date of reporting period: January 31, 2009

Item 1.	Reports to Stockholders.

iShares®

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm’s name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in mail. Instead, you receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Fund Performance Overview

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

Performance as of January 31, 2009

The iShares S&P North American Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology Sector IndexTM (the “Index”). The Index measures the performance of U.S.-traded stocks of technology-related companies in the U.S. and Canada. The Index includes companies in the following categories: producers of sophisticated computer-related devices; communications equipment and internet services; producers of computer and internet software; consultants for information technology; providers of computer services; and semiconductor equipment manufacturers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2009, the total return for the Fund was (36.55)%, while the total return for the Index was (36.47)%.

Average Annual Total Returns

Year Ended 1/31/09			Five Years Ended 1/31/09			Inception to 1/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(36.76)%	(36.52)%	(36.53)%	(7.08)%	(7.10)%	(6.66)%	(6.51)%	(6.50)%	(6.08)%

Cumulative Total Returns

Year Ended 1/31/09			Five Years Ended 1/31/09			Inception to 1/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(36.76)%	(36.52)%	(36.53)%	(30.72)%	(30.79)%	(29.15)%	(41.21)%	(41.18)%	(39.03)%

Total returns for the period since inception are calculated from the inception date of the Fund (3/13/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/19/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 1/31/09
Industry	Percentage of Net Assets
Computers	30.03%

Software	21.25

Telecommunications	15.32

Semiconductors	13.33

Internet	12.70

Commercial Services	3.17

Electronics	3.15

Office & Business Equipment	0.44

Distribution & Wholesale	0.22

Electrical Components & Equipment	0.14

Machinery	0.13

Entertainment	0.08

Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/09
Security	Percentage of Net Assets
International Business Machines Corp.	8.45%

Microsoft Corp.	6.67

Hewlett-Packard Co.	6.48

Cisco Systems Inc.	6.35

Apple Inc.	5.92

Google Inc. Class A	5.85

Intel Corp.	5.14

Oracle Corp.	4.76

QUALCOMM Inc.	4.73

Research in Motion Ltd.	2.08

TOTAL	56.43%

2	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

Performance as of January 31, 2009

The iShares S&P North American Technology-Multimedia Networking Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology-Multimedia Networking IndexTM (the “Index”). The Index measures the performance of U.S.-traded stocks of communication equipment companies in the U.S. and Canada. The Index includes companies that are producers of telecom, data networking and wireless equipment. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2009, the total return for the Fund was (41.00)%, while the total return for the Index was (41.05)%.

Average Annual Total Returns

Year Ended 1/31/09			Five Years Ended 1/31/09			Inception to 1/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(42.94)%	(42.79)%	(43.03)%	(13.22)%	(13.25)%	(12.86)%	(9.53)%	(9.53)%	(9.06)%

Cumulative Total Returns

Year Ended 1/31/09			Five Years Ended 1/31/09			Inception to 1/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(42.94)%	(42.79)%	(43.03)%	(50.79)%	(50.86)%	(49.75)%	(53.12)%	(53.12)%	(51.24)%

Total returns for the period since inception are calculated from the inception date of the Fund (7/10/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

PORTFOLIO ALLOCATION As of 1/31/09
Industry	Percentage of Net Assets
Telecommunication Equipment	26.42%

Networking Products	19.39

Wireless Equipment	18.51

Telecommunication Equipment Fiber Optics	12.62

Computers	9.64

Computer – Integrated Systems	5.59

Internet Infrastructure Software	4.21

Internet Infrastructure Equipment	1.80

Satellite Telecommunications	1.78

Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/09
Security	Percentage of Net Assets
Research in Motion Ltd.	9.64%

QUALCOMM Inc.	8.15

Corning Inc.	7.52

Cisco Systems Inc.	7.51

Harris Corp.	6.62

Motorola Inc.	6.45

Tellabs Inc.	4.67

F5 Networks Inc.	4.21

Juniper Networks Inc.	4.10

Brocade Communications Systems Inc.	3.99

TOTAL	62.86%

4	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SEMICONDUCTORS INDEX FUND

Performance as of January 31, 2009

The iShares S&P North American Technology-Semiconductors Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology-Semiconductors IndexTM (the “Index”). The Index measures the performance of U.S-traded stocks of semiconductor companies in the U.S. and Canada. The Index includes companies that are producers of semiconductors and semiconductor equipment. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2009, the total return for the Fund was (40.78)%, while the total return for the Index was (40.97)%.

Average Annual Total Returns

Year Ended 1/31/09			Five Years Ended 1/31/09			Inception to 1/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(45.66)%	(45.53)%	(45.73)%	(15.43)%	(15.40)%	(15.11)%	(10.61)%	(10.60)%	(10.28)%

Cumulative Total Returns

Year Ended 1/31/09			Five Years Ended 1/31/09			Inception to 1/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(45.66)%	(45.53)%	(45.73)%	(56.74)%	(56.66)%	(55.91)%	(57.20)%	(57.16)%	(55.97)%

Total returns for the period since inception are calculated from the inception date of the Fund (7/10/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SEMICONDUCTORS INDEX FUND

PORTFOLIO ALLOCATION As of 1/31/09
Industry	Percentage of Net Assets
Electronic Components – Semiconductors	63.46%

Semiconductor Equipment	19.79

Semiconductor Components/ Integrated Circuits	15.23

Networking Products	0.74

Lasers – Systems/Components	0.61

Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/09
Security	Percentage of Net Assets
Applied Materials Inc.	8.13%

Texas Instruments Inc.	7.89

Intel Corp.	7.68

Broadcom Corp. Class A	7.15

Analog Devices Inc.	5.91

Linear Technology Corp.	5.28

Xilinx Inc.	4.69

Altera Corp.	4.65

NVIDIA Corp.	4.34

Microchip Technology Inc.	3.51

TOTAL	59.23%

6	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

Performance as of January 31, 2009

The iShares S&P North American Technology-Software Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology-Software IndexTM (the “Index”). The Index measures the performance of U.S.-traded stocks of software-related companies in the U.S. and Canada. The Index includes companies that are producers of client/server applications, enterprise software, application software, PC and home entertainment software. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities included in the Index. For the six-month period ended January 31, 2009, the total return for the Fund was (36.70)%, while the total return for the Index was (36.77)%.

Average Annual Total Returns

Year Ended 1/31/09			Five Years Ended 1/31/09			Inception to 1/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(35.49)%	(35.35)%	(35.41)%	(4.80)%	(4.82)%	(4.38)%	(6.22)%	(6.21)%	(5.78)%

Cumulative Total Returns

Year Ended 1/31/09			Five Years Ended 1/31/09			Inception to 1/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(35.49)%	(35.35)%	(35.41)%	(21.80)%	(21.91)%	(20.08)%	(38.47)%	(38.43)%	(36.26)%

Total returns for the period since inception are calculated from the inception date of the Fund (7/10/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

PORTFOLIO ALLOCATION As of 1/31/09
Industry	Percentage of Net Assets
Applications Software	27.13%

Enterprise Software/Services	24.98

Internet Security	13.06

Entertainment Software	8.64

Computer-Aided Design	6.83

Electronic Forms	6.04

Electronic Design Automation	3.97

Computer – Integrated Systems	2.59

Computer Services	1.63

Transactional Software	1.30

Motion Pictures & Services	1.06

Internet Infrastructure Software	0.93

Medical Information Systems	0.66

Data Processing/Management	0.60

Decision Support Software	0.53

Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/09
Security	Percentage of Net Assets
Symantec Corp.	8.53%

Oracle Corp.	8.11

Microsoft Corp.	6.81

Intuit Inc.	6.32

Adobe Systems Inc.	6.04

CA Inc.	5.52

BMC Software Inc.	4.66

McAfee Inc.	4.53

Activision Blizzard Inc.	4.32

Electronic Arts Inc.	3.79

TOTAL	58.63%

8	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

Performance as of January 31, 2009

The iShares S&P North American Natural Resources Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Natural Resources Sector IndexTM (the “Index”). The Index measures the performance of U.S.-traded stocks of natural resource-related companies in the U.S. and Canada. The Index includes companies in the following categories: producers of oil, gas and consumable fuels, energy equipment and services, metals and mining, manufacturers of paper and forest products, and producers of construction materials, containers and packaging. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities included in the Index. For the six-month period ended January 31, 2009, the total return for the Fund was (43.04)%, while the total return for the Index was (43.06)%.

Average Annual Total Returns

Year Ended 1/31/09			Five Years Ended 1/31/09			Inception to 1/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(38.94)%	(38.68)%	(38.72)%	8.22%	8.23%	8.69%	7.56%	7.57%	8.03%

Cumulative Total Returns

Year Ended 1/31/09			Five Years Ended 1/31/09			Inception to 1/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(38.94)%	(38.68)%	(38.72)%	48.45%	48.48%	51.71%	69.93%	70.07%	75.42%

Total returns for the period since inception are calculated from the inception date of the Fund (10/22/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 1/31/09
Industry	Percentage of Net Assets
Oil & Gas	64.05%

Mining	14.53

Oil & Gas Services	12.59

Packaging & Containers	2.35

Pipelines	2.33

Coal	1.77

Forest Products & Paper	1.39

Building Materials	0.49

Manufacturing	0.21

Gas	0.16

Transportation	0.09

Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/09
Security	Percentage of Net Assets
Exxon Mobil Corp.	7.39%

ConocoPhillips	7.02

Chevron Corp.	6.98

Schlumberger Ltd.	4.99

Occidental Petroleum Corp.	4.52

EnCana Corp.	3.40

Barrick Gold Corp.	3.34

Devon Energy Corp.	2.78

Apache Corp.	2.57

Goldcorp Inc.	2.20

TOTAL	45.19%

10	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® NYSE COMPOSITE INDEX FUND

Performance as of January 31, 2009

The iShares NYSE Composite Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE Composite Index® (the “Index”). The Index measures the performance of all common stocks, American Depositary Receipts (ADRs), real estate investment trusts (REITs) and tracking stocks listed on the New York Stock Exchange (NYSE). The securities in the Index represent a broad spectrum of large-, mid- and small-capitalization companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities included in the Index. For the six-month period ended January 31, 2009, the total return for the Fund was (37.50)%, while the total return for the Index was (37.56)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 1/31/09			Inception to 1/31/09			Inception to 1/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(41.34)%	(41.18)%	(41.47)%	(2.69)%	(2.70)%	(2.58)%	(12.39)%	(12.43)%	(11.90)%

Total returns for the period since inception are calculated from the inception date of the Fund (3/30/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/2/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/09
Sector	Percentage of Net Assets
Consumer Non-Cyclical	23.39%

Energy	17.27

Financial	15.67

Industrial	10.16

Communications	9.90

Consumer Cyclical	7.90

Basic Materials	5.47

Technology	4.60

Utilities	4.38

Diversified	1.08

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/09
Security	Percentage of Net Assets
Exxon Mobil Corp.	3.71%

Johnson & Johnson	1.54

Procter & Gamble Co. (The)	1.54

AT&T Inc.	1.39

Chevron Corp.	1.36

BP PLC SP ADR	1.27

International Business Machines Corp.	1.18

General Electric Co.	1.15

Wal-Mart Stores Inc.	1.09

Total SA SP ADR	1.00

TOTAL	15.23%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® NYSE 100 INDEX FUND

Performance as of January 31, 2009

The iShares NYSE 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE U.S. 100 Index® (the “Index”). The Index measures the performance of the largest 100 U.S. companies, based on market capitalization, listed on the New York Stock Exchange (NYSE). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities included in the Index. For the six-month period ended January 31, 2009, the total return for the Fund and the Index was (30.96)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 1/31/09			Inception to 1/31/09			Inception to 1/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(37.06)%	(36.88)%	(37.00)%	(4.42)%	(4.45)%	(4.28)%	(19.69)%	(19.78)%	(19.08)%

Total returns for the period since inception are calculated from the inception date of the Fund (3/29/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/2/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/09
Sector	Percentage of Net Assets
Consumer Non-Cyclical	33.08%

Energy	20.01

Industrial	11.53

Financial	8.82

Consumer Cyclical	7.91

Communications	7.32

Technology	5.82

Utilities	3.47

Basic Materials	1.17

Diversified	0.74

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/09
Security	Percentage of Net Assets

Exxon Mobil Corp.	8.99%

Johnson & Johnson	3.73

Procter & Gamble Co. (The)	3.73

AT&T Inc.	3.38

Chevron Corp.	3.31

International Business Machines Corp.	2.87

General Electric Co.	2.80

Wal-Mart Stores Inc.	2.66

Pfizer Inc.	2.27

JPMorgan Chase & Co.	2.20

TOTAL	35.94%

12	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (8/1/08)	Ending Account Value (1/31/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (8/1/08 to 1/31/09)
S&P North American Technology Sector
Actual	$1,000.00	$ 634.50	0.48%	$1.98
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
S&P North American Technology-Multimedia Networking
Actual	1,000.00	590.00	0.48	1.92
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
S&P North American Technology-Semiconductors
Actual	1,000.00	592.20	0.48	1.93
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
S&P North American Technology-Software
Actual	1,000.00	633.00	0.48	1.98
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45

SHAREHOLDER EXPENSES	13

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (8/1/08)	Ending Account Value (1/31/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (8/1/08 to 1/31/09)
S&P North American Natural Resources Sector
Actual	$1,000.00	$ 569.60	0.48%	$1.90
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
NYSE Composite
Actual	1,000.00	625.00	0.25	1.02
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28
NYSE 100
Actual	1,000.00	690.40	0.20	0.85
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

14	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

January 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.96%

COMMERCIAL SERVICES – 3.17%
Alliance Data Systems Corp.[a,b]	8,302	$345,280
Convergys Corp.[a]	15,705	118,259
Euronet Worldwide Inc.[a]	6,470	65,023
Gartner Inc.[a]	7,624	107,956
Hewitt Associates Inc. Class Aa	12,123	344,051
Lender Processing Services Inc.	10,785	279,547
SAIC Inc.[a]	26,082	514,859
Visa Inc. Class A	45,719	2,256,233
Western Union Co.	92,059	1,257,526
Wright Express Corp.[a]	4,987	58,148

		5,346,882

COMPUTERS – 30.03%
Affiliated Computer Services Inc.
Class Aa	12,550	575,543
Apple Inc.[a]	110,956	10,000,464
Brocade Communications
Systems Inc.[a]	47,842	182,278
CACI International Inc. Class Aa	3,847	173,692
Cadence Design Systems Inc.[a]	33,483	126,566
Cognizant Technology
Solutions Corp.[a]	37,461	701,645
Computer Sciences Corp.[a]	19,489	717,975
Data Domain Inc.[a,b]	4,388	57,132
Dell Inc.[a]	222,637	2,115,051
Diebold Inc.	8,503	210,704
DST Systems Inc.[a]	5,234	166,284
Electronics For Imaging Inc.[a]	5,970	53,073
EMC Corp.[a]	262,547	2,898,519
FactSet Research Systems Inc.[b]	5,423	215,835
Hewlett-Packard Co.	314,647	10,933,983
Imation Corp.	3,878	37,772
International Business
Machines Corp.	155,649	14,265,231
Jack Henry & Associates Inc.	10,872	193,522
Lexmark International Inc. Class Aa	10,086	238,836
Mentor Graphics Corp.[a]	11,883	55,375
MICROS Systems Inc.[a]	10,342	148,925
NCR Corp.[a]	20,301	254,778
NetApp Inc.[a]	42,477	629,934
Perot Systems Corp. Class Aa	11,350	147,436

Security	Shares	Value
Research in Motion Ltd.[a]	63,529	$3,519,507
Riverbed Technology Inc.[a]	7,250	73,588
SanDisk Corp.[a]	29,081	332,396
SRA International Inc. Class Aa	5,415	88,427
Sun Microsystems Inc.[a]	95,019	395,279
Synaptics Inc.[a]	4,346	102,435
Synopsys Inc.[a]	18,538	342,953
Syntel Inc.	1,655	35,665
Teradata Corp.[a]	22,642	297,289
Western Digital Corp.[a]	28,504	418,439

		50,706,531

DISTRIBUTION & WHOLESALE – 0.22%
Ingram Micro Inc. Class Aa	21,208	260,222
Tech Data Corp.[a]	6,436	116,556

		376,778

ELECTRICAL COMPONENTS & EQUIPMENT – 0.14%
Molex Inc.	18,121	242,278

		242,278

ELECTRONICS – 3.15%
Agilent Technologies Inc.[a]	45,028	814,106
Amphenol Corp. Class A	22,614	591,356
Arrow Electronics Inc.[a]	15,348	292,686
Avnet Inc.[a]	19,382	384,151
AVX Corp.	6,362	58,021
Benchmark Electronics Inc.[a]	8,378	98,358
Celestica Inc.[a]	25,677	110,411
Cogent Inc.[a]	4,963	57,769
Cymer Inc.[a,b]	3,809	77,704
Dolby Laboratories Inc. Class Aa	6,540	167,162
FLIR Systems Inc.[a,b]	17,871	446,239
Itron Inc.[a]	4,435	289,606
Jabil Circuit Inc.	27,101	157,728
L-1 Identity Solutions Inc.[a]	8,401	60,907
Mettler-Toledo International Inc.[a]	4,312	287,093
National Instruments Corp.	7,336	157,504
Plexus Corp.[a]	5,060	73,168
Rofin-Sinar Technologies Inc.[a]	3,718	62,797
Trimble Navigation Ltd.[a]	15,381	227,946
Tyco Electronics Ltd.	58,874	833,656
Vishay Intertechnology Inc.[a]	24,000	71,040

		5,319,408

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

January 31, 2009

Security	Shares	Value
ENTERTAINMENT – 0.08%
Macrovision Solutions Corp.[a]	10,734	$140,723

		140,723

INTERNET – 12.70%
Akamai Technologies Inc.[a]	21,759	293,311
Amazon.com Inc.[a]	41,377	2,433,795
Avocent Corp.[a]	5,763	82,699
CyberSource Corp.[a]	8,945	106,714
DealerTrack Holdings Inc.[a]	5,124	58,362
Digital River Inc.[a]	4,772	118,202
EarthLink Inc.[a,b]	13,942	104,983
eBay Inc.[a]	137,996	1,658,712
Equinix Inc.[a,b]	4,804	256,293
Expedia Inc.[a]	26,948	240,646
F5 Networks Inc.[a]	10,248	227,198
Google Inc. Class Aa	29,177	9,877,290
IAC/InterActiveCorp.[a]	11,741	172,593
j2 Global Communications Inc.[a]	5,646	110,549
McAfee Inc.[a,b]	19,637	598,732
NetFlix Inc.[a,b]	5,359	193,674
NutriSystem Inc.	3,807	49,072
Priceline.com Inc.[a]	5,221	350,277
RealNetworks Inc.[a]	10,947	30,871
Symantec Corp.[a]	107,555	1,648,818
TIBCO Software Inc.[a]	23,110	123,639
ValueClick Inc.[a]	11,161	69,756
VeriSign Inc.[a]	24,964	482,055
Websense Inc.[a]	5,790	64,848
Yahoo! Inc.[a]	178,533	2,094,192

		21,447,281

MACHINERY – 0.13%
Intermec Inc.[a]	6,277	77,960
Zebra Technologies Corp. Class Aa	8,156	137,265

		215,225

OFFICE & BUSINESS EQUIPMENT – 0.44%
Xerox Corp.	111,361	739,437

		739,437

SEMICONDUCTORS – 13.33%
Advanced Micro Devices Inc.[a]	78,283	171,440
Altera Corp.	38,258	588,408
Amkor Technology Inc.[a]	14,129	32,779
Analog Devices Inc.	37,462	748,491

Security	Shares	Value
Applied Materials Inc.	172,607	$1,617,328
Atmel Corp.[a]	57,631	192,488
Broadcom Corp. Class Aa	57,138	905,637
Cree Inc.[a]	11,364	226,485
Cypress Semiconductor Corp.[a]	18,631	84,026
Emulex Corp.[a]	10,568	60,343
Fairchild Semiconductor
International Inc. Class Aa	15,970	72,664
FormFactor Inc.[a]	6,312	98,215
Hittite Microwave Corp.[a]	2,468	63,230
Integrated Device Technology Inc.[a]	21,747	124,828
Intel Corp.	673,383	8,686,641
International Rectifier Corp.[a]	9,376	127,701
Intersil Corp. Class A	15,803	147,126
KLA-Tencor Corp.	21,724	435,349
Lam Research Corp.[a]	16,075	324,876
Linear Technology Corp.	28,526	668,079
LSI Corp.[a]	82,991	263,911
MEMC Electronic Materials Inc.[a]	28,877	392,727
Micrel Inc.	6,187	47,021
Microchip Technology Inc.	23,401	443,917
Micron Technology Inc.[a]	98,259	365,523
Microsemi Corp.[a]	10,430	87,612
MKS Instruments Inc.[a]	6,323	88,838
National Semiconductor Corp.	25,096	254,473
Novellus Systems Inc.[a]	12,565	173,271
NVIDIA Corp.[a]	69,094	549,297
ON Semiconductor Corp.[a]	52,853	220,397
PMC-Sierra Inc.[a]	28,479	138,693
QLogic Corp.[a]	16,458	186,305
Rambus Inc.[a]	13,483	122,156
Semtech Corp.[a]	7,773	91,333
Silicon Laboratories Inc.[a]	5,951	137,052
Skyworks Solutions Inc.[a]	21,326	92,128
Teradyne Inc.[a]	21,780	104,762
Tessera Technologies Inc.[a]	6,235	73,324
Texas Instruments Inc.	166,788	2,493,481
Varian Semiconductor Equipment Associates Inc.[a]	9,341	177,853
Xilinx Inc.	35,238	593,760
Zoran Corp.[a]	6,583	39,103

		22,513,071

16	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

January 31, 2009

Security	Shares	Value
SOFTWARE – 21.25%
Activision Blizzard Inc.[a]	78,377	$686,583
Acxiom Corp.	8,738	83,098
Adobe Systems Inc.[a]	68,309	1,319,047
Advent Software Inc.[a,b]	2,148	46,891
ANSYS Inc.[a]	11,540	286,884
Autodesk Inc.[a]	29,112	482,095
Automatic Data Processing Inc.	65,340	2,373,802
Avid Technology Inc.[a]	3,914	39,179
BMC Software Inc.[a]	24,123	611,036
Broadridge Financial Solutions Inc.	18,190	245,383
CA Inc.	50,676	911,661
Citrix Systems Inc.[a]	23,370	491,705
Compuware Corp.[a]	31,712	206,128
Concur Technologies Inc.[a]	5,465	134,931
Electronic Arts Inc.[a]	41,282	637,394
Fair Isaac Corp.	6,236	79,197
Fidelity National Information Services Inc.	24,444	388,904
Fiserv Inc.[a]	20,604	654,177
Global Payments Inc.	10,318	358,138
Informatica Corp.[a]	11,279	143,920
Intuit Inc.[a]	41,176	932,636
Lawson Software Inc.[a]	15,502	65,418
ManTech International Corp. Class Aa	2,688	144,157
MasterCard Inc. Class A	9,312	1,264,383
Metavante Technologies Inc.[a]	11,548	167,561
Microsoft Corp.	658,320	11,257,272
MicroStrategy Inc. Class Aa	1,179	45,627
Novell Inc.[a]	44,418	164,347
Nuance Communications Inc.[a]	25,374	250,188
Omniture Inc.[a,b]	8,163	74,202
Open Text Corp.[a]	6,672	233,720
Oracle Corp.[a]	477,506	8,036,426
Parametric Technology Corp.[a]	14,949	134,541
Paychex Inc.	41,311	1,003,444
Progress Software Corp.[a]	5,123	87,398
Quality Systems Inc.[b]	2,330	86,862
Quest Software Inc.[a]	8,798	109,711
Red Hat Inc.[a]	24,458	358,310
Salesforce.com Inc.[a]	13,498	359,182

Security	Shares	Value
Solera Holdings Inc.[a]	7,149	$172,219
Sybase Inc.[a]	10,428	284,789
Take-Two Interactive Software Inc.	9,984	70,088
Total System Services Inc.	25,322	320,577
Wind River Systems Inc.[a]	8,730	69,578

		35,872,789
TELECOMMUNICATIONS – 15.32%
ADC Telecommunications Inc.[a,b]	15,148	76,800
ADTRAN Inc.	7,049	106,792
Anixter International Inc.[a]	3,861	104,170
ARRIS Group Inc.[a]	15,805	112,532
Atheros Communications Inc.[a]	7,764	93,246
Ciena Corp.[a]	11,619	72,503
Cisco Systems Inc.[a]	716,404	10,724,568
CommScope Inc.[a]	9,053	130,544
Comtech Telecommunications Corp.[a]	3,183	123,500
Corning Inc.	199,968	2,021,676
EchoStar Corp.[a]	5,415	81,550
Harris Corp.	17,316	749,610
Infinera Corp.[a]	12,070	82,800
InterDigital Inc.[a]	5,560	179,755
JDS Uniphase Corp.[a]	28,283	102,667
Juniper Networks Inc.[a]	67,923	961,790
Motorola Inc.	291,569	1,291,651
NeuStar Inc. Class Aa	10,145	138,175
Polycom Inc.[a]	10,707	150,433
QUALCOMM Inc.	230,953	7,979,426
SAVVIS Inc.[a,b]	4,884	31,160
Sonus Networks Inc.[a]	35,041	46,254
Sycamore Networks Inc.[a]	24,468	57,500
Tekelec[a]	8,503	105,607
Tellabs Inc.[a]	51,207	211,485
3Com Corp.[a]	52,266	121,780

		25,857,974

TOTAL COMMON STOCKS (Cost: $317,048,857)		168,778,377

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

January 31, 2009

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.02%

MONEY MARKET FUNDS – 1.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 0.93%[c,d,e]	1,400,381	$ 1,400,381
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 0.56%[c,d,e]	226,380	226,380
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.09%[c,d]	93,764	93,764

		1,720,525

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,720,525)		1,720,525

TOTAL INVESTMENTS IN SECURITIES – 100.98%
(Cost: $318,769,382)		170,498,902

Other Assets, Less Liabilities – (0.98)%		(1,646,870)

NET ASSETS – 100.00%		$168,852,032

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

January 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.96%

COMPUTER - INTEGRATED SYSTEMS – 5.59%
Brocade Communications Systems Inc.[a]	409,117	$1,558,736
Riverbed Technology Inc.[a]	61,566	624,895

		2,183,631

COMPUTERS – 9.64%
Research in Motion Ltd.[a]	67,932	3,763,433

		3,763,433

INTERNET INFRASTRUCTURE EQUIPMENT – 1.80%
Avocent Corp.[a]	48,954	702,490

		702,490

INTERNET INFRASTRUCTURE SOFTWARE – 4.21%
F5 Networks Inc.[a,b]	74,200	1,645,014

		1,645,014

NETWORKING PRODUCTS – 19.39%
Cisco Systems Inc.[a]	195,793	2,931,021
Infinera Corp.[a]	102,518	703,274
Juniper Networks Inc.[a]	113,136	1,602,006
Polycom Inc.[a]	92,125	1,294,356
3Com Corp.[a]	446,676	1,040,755

		7,571,412

SATELLITE TELECOMMUNICATIONS – 1.78%
EchoStar Corp.[a]	46,001	692,775

		692,775

TELECOMMUNICATION EQUIPMENT – 26.42%
ADC Telecommunications Inc.[a,b]	105,394	534,348
ADTRAN Inc.	61,324	929,059
ARRIS Group Inc.[a]	135,665	965,935
CommScope Inc.[a]	76,894	1,108,811
Comtech Telecommunications Corp.[a]	27,561	1,069,367
Harris Corp.	59,694	2,584,153
Sonus Networks Inc.[a]	297,642	392,887
Tekelec[a]	72,958	906,138
Tellabs Inc.[a]	441,210	1,822,197

		10,312,895

TELECOMMUNICATION EQUIPMENT FIBER OPTICS – 12.62%
Ciena Corp.[a]	100,066	624,412
Corning Inc.	290,219	2,934,114

Security	Shares	Value
JDS Uniphase Corp.[a]	242,079	$878,747
Sycamore Networks Inc.[a]	207,847	488,440

		4,925,713

WIRELESS EQUIPMENT – 18.51%
InterDigital Inc.[a]	47,220	1,526,623
Motorola Inc.	568,765	2,519,629
QUALCOMM Inc.	92,048	3,180,258

		7,226,510

TOTAL COMMON STOCKS (Cost: $88,237,224)		39,023,873

SHORT-TERM INVESTMENTS – 6.08%

MONEY MARKET FUNDS – 6.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 0.93%[c,d,e]	1,985,234	1,985,234
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 0.56%[c,d,e]	320,925	320,925
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.09%[c,d]	67,735	67,735

		2,373,894

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,373,894)		2,373,894

TOTAL INVESTMENTS IN SECURITIES – 106.04% (Cost: $90,611,118)		41,397,767

Other Assets, Less Liabilities – (6.04)%		(2,357,820)

NET ASSETS – 100.00%		$39,039,947

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SEMICONDUCTORS INDEX FUND

January 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.83%

ELECTRONIC COMPONENTS - SEMICONDUCTORS – 63.46%
Advanced Micro Devices Inc.[a,b]	502,944	$1,101,447
Altera Corp.	245,789	3,780,235
Amkor Technology Inc.[a]	90,658	210,327
Broadcom Corp. Class Aa	367,112	5,818,725
Cree Inc.[a,b]	73,011	1,455,109
Fairchild Semiconductor International Inc. Class Aa	102,602	466,839
Intel Corp.	484,643	6,251,895
International Rectifier Corp.[a]	60,240	820,469
Intersil Corp. Class A	101,525	945,198
LSI Corp.[a]	533,202	1,695,582
MEMC Electronic Materials Inc.[a]	185,527	2,523,167
Microchip Technology Inc.	150,345	2,852,045
Micron Technology Inc.[a,b]	631,289	2,348,395
Microsemi Corp.[a]	67,002	562,817
National Semiconductor Corp.	161,238	1,634,953
NVIDIA Corp.[a]	443,913	3,529,108
ON Semiconductor Corp.[a,b]	339,570	1,416,007
PMC-Sierra Inc.[a]	182,964	891,035
Rambus Inc.[a]	86,625	784,822
Semtech Corp.[a]	49,937	586,760
Silicon Laboratories Inc.[a]	38,236	880,575
Skyworks Solutions Inc.[a]	137,015	591,905
Texas Instruments Inc.	429,312	6,418,214
Xilinx Inc.	226,398	3,814,806
Zoran Corp.[a]	42,291	251,209

		51,631,644

LASERS - SYSTEMS/COMPONENTS – 0.61%
Cymer Inc.[a,b]	24,470	499,188

		499,188

NETWORKING PRODUCTS – 0.74%
Atheros Communications Inc.[a]	49,882	599,083

		599,083

SEMICONDUCTOR COMPONENTS/INTEGRATED CIRCUITS – 15.23%
Analog Devices Inc.	240,693	4,809,046
Atmel Corp.[a]	370,267	1,236,692
Cypress Semiconductor Corp.[a]	119,733	539,996
Hittite Microwave Corp.[a]	15,854	406,179
Integrated Device Technology Inc.[a]	139,716	801,970

Security	Shares	Value
Linear Technology Corp.	183,274	$4,292,277
Micrel Inc.	39,743	302,047

		12,388,207

SEMICONDUCTOR EQUIPMENT – 19.79%
Applied Materials Inc.	705,520	6,610,722
FormFactor Inc.[a]	40,555	631,036
KLA-Tencor Corp.	139,569	2,796,963
Lam Research Corp.[a]	103,283	2,087,349
MKS Instruments Inc.[a]	40,620	570,711
Novellus Systems Inc.[a]	80,726	1,113,212
Teradyne Inc.[a]	139,924	673,034
Tessera Technologies Inc.[a]	40,063	471,141
Varian Semiconductor Equipment Associates Inc.[a]	60,020	1,142,781

		16,096,949

TOTAL COMMON STOCKS (Cost: $206,196,919)		81,215,071

SHORT-TERM INVESTMENTS – 6.18%

MONEY MARKET FUNDS – 6.18%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 0.93%[c,d,e]	4,242,294	4,242,294
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 0.56%[c,d,e]	685,793	685,793
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.09%[c,d]	101,992	101,992

		5,030,079

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,030,079)		5,030,079

TOTAL INVESTMENTS IN SECURITIES – 106.01%
(Cost: $211,226,998)		86,245,150

Other Assets, Less Liabilities – (6.01)%		(4,892,047)

NET ASSETS – 100.00%		$81,353,103

20	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SEMICONDUCTORS INDEX FUND

January 31, 2009

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

January 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.95%

APPLICATIONS SOFTWARE – 27.13%
Citrix Systems Inc.[a]	365,601	$7,692,245
Compuware Corp.[a]	504,071	3,276,462
Intuit Inc.[a]	586,948	13,294,372
Microsoft Corp.	838,103	14,331,561
Nuance Communications Inc.[a,b]	403,282	3,976,361
Progress Software Corp.[a]	81,547	1,391,192
Quest Software Inc.[a]	135,370	1,688,064
Red Hat Inc.[a,b]	388,715	5,694,675
Salesforce.com Inc.[a,b]	214,704	5,713,274

		57,058,206

COMPUTER - INTEGRATED SYSTEMS – 2.59%
Jack Henry & Associates Inc.	172,833	3,076,427
MICROS Systems Inc.[a]	164,428	2,367,763

		5,444,190

COMPUTER-AIDED DESIGN – 6.83%
ANSYS Inc.[a]	183,433	4,560,144
Autodesk Inc.[a]	463,016	7,667,545
Parametric Technology Corp.[a]	237,642	2,138,778

		14,366,467

COMPUTER SERVICES – 1.63%
FactSet Research Systems Inc.[b]	86,197	3,430,641

		3,430,641

DATA PROCESSING/MANAGEMENT – 0.60%
Fair Isaac Corp.	99,302	1,261,135

		1,261,135

DECISION SUPPORT SOFTWARE – 0.53%
Wind River Systems Inc.[a]	139,089	1,108,539

		1,108,539

ELECTRONIC DESIGN AUTOMATION – 3.97%
Cadence Design Systems Inc.[a]	532,814	2,014,037
Mentor Graphics Corp.[a]	188,507	878,443
Synopsys Inc.[a]	294,633	5,450,711

		8,343,191

ELECTRONIC FORMS – 6.04%
Adobe Systems Inc.[a]	657,760	12,701,346

		12,701,346

Security	Shares	Value
ENTERPRISE SOFTWARE/SERVICES – 24.98%
Advent Software Inc.[a,b]	34,088	$744,141
BMC Software Inc.[a]	386,795	9,797,517
CA Inc.	645,603	11,614,398
Concur Technologies Inc.[a]	86,867	2,144,746
Informatica Corp.[a]	179,368	2,288,736
Lawson Software Inc.[a]	245,964	1,037,968
MicroStrategy Inc. Class Aa	18,687	723,187
Novell Inc.[a]	706,230	2,613,051
Oracle Corp.[a]	1,013,160	17,051,483
Sybase Inc.[a]	165,742	4,526,414

		52,541,641

ENTERTAINMENT SOFTWARE – 8.64%
Activision Blizzard Inc.[a]	1,038,169	9,094,360
Electronic Arts Inc.[a]	516,755	7,978,697
Take-Two Interactive Software Inc.	158,411	1,112,045

		18,185,102

INTERNET INFRASTRUCTURE SOFTWARE – 0.93%
TIBCO Software Inc.[a]	367,721	1,967,307

		1,967,307

INTERNET SECURITY – 13.06%
McAfee Inc.[a]	312,271	9,521,143
Symantec Corp.[a]	1,170,413	17,942,431

		27,463,574

MEDICAL INFORMATION SYSTEMS – 0.66%
Quality Systems Inc.[b]	37,094	1,382,864

		1,382,864

MOTION PICTURES & SERVICES – 1.06%
Macrovision Solutions Corp.[a,b]	170,728	2,238,244

		2,238,244

TRANSACTIONAL SOFTWARE – 1.30%
Solera Holdings Inc.[a]	113,625	2,737,226

		2,737,226

TOTAL COMMON STOCKS
(Cost: $368,692,932)		210,229,673

22	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

January 31, 2009

Security	Shares	Value
SHORT-TERM INVESTMENTS – 8.53%

MONEY MARKET FUNDS – 8.53%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 0.93%[c,d,e]	15,286,379	$15,286,379
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 0.56% [c,d,e]	2,471,136	2,471,136
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.09%[c,d]	175,937	175,937

		17,933,452

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,933,452)		17,933,452

TOTAL INVESTMENTS IN SECURITIES – 108.48% (Cost: $386,626,384)		228,163,125

Other Assets, Less Liabilities – (8.48)%		(17,840,947)

NET ASSETS – 100.00%		$210,322,178

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

January 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.96%

BUILDING MATERIALS – 0.49%
Eagle Materials Inc.	50,562	$914,161
Martin Marietta Materials Inc.[a]	47,844	3,852,399
Texas Industries Inc.[a]	31,972	726,084

		5,492,644

COAL – 1.77%
Alpha Natural Resources Inc.[b]	81,859	1,335,939
Arch Coal Inc.	165,899	2,520,006
CONSOL Energy Inc.	209,517	5,711,433
Foundation Coal Holdings Inc.	51,743	839,271
Massey Energy Co.	98,868	1,500,816
Patriot Coal Corp.[b]	73,685	378,004
Peabody Energy Corp.	308,303	7,707,575

		19,993,044

FOREST PRODUCTS & PAPER – 1.39%
Domtar Corp.[b]	599,250	892,883
International Paper Co.	494,354	4,508,509
MeadWestvaco Corp.	198,359	2,308,899
Rock-Tenn Co. Class A	44,406	1,384,135
Weyerhaeuser Co.	244,327	6,679,900

		15,774,326

GAS – 0.16%
Southern Union Co.	143,979	1,855,889

		1,855,889

MANUFACTURING – 0.21%
AptarGroup Inc.	77,675	2,393,944

		2,393,944

MINING – 14.53%
Agnico-Eagle Mines Ltd.	177,917	9,436,718
Alcoa Inc.	925,451	7,209,263
Barrick Gold Corp.	1,009,211	37,835,320
Cameco Corp.	422,842	6,985,350
Compass Minerals International Inc.	37,650	2,265,401
Eldorado Gold Corp.[b]	421,802	3,268,966
Freeport-McMoRan Copper & Gold Inc.	436,846	10,982,308
Goldcorp Inc.	843,226	24,934,193
IAMGOLD Corp.	343,305	2,348,206

Security	Shares	Value
Ivanhoe Mines Ltd.[a,b]	320,022	$864,059
Kinross Gold Corp.	762,161	13,475,007
Newmont Mining Corp.	560,481	22,295,934
Pan American Silver Corp.[b]	93,808	1,706,368
Royal Gold Inc.	34,661	1,666,501
Silver Standard Resources Inc.[a,b]	72,817	1,451,243
Silver Wheaton Corp.[b]	292,034	1,906,982
Teck Cominco Ltd. Class B	558,165	2,132,190
Titanium Metals Corp.[a]	98,823	696,702
Vulcan Materials Co.[a]	127,374	6,299,918
Yamana Gold Inc.	808,885	6,519,613

		164,280,242

OIL & GAS – 64.05%
Anadarko Petroleum Corp.	530,959	19,507,434
Apache Corp.	387,199	29,039,925
Atwood Oceanics Inc.[b]	64,693	1,077,138
Bill Barrett Corp.[b]	42,969	950,045
Cabot Oil & Gas Corp.	119,202	3,276,863
Canadian Natural Resources Ltd.	625,730	22,244,702
Chesapeake Energy Corp.	625,525	9,889,550
Chevron Corp.	1,118,972	78,909,905
Cimarex Energy Co.	96,697	2,401,954
Comstock Resources Inc.[b]	53,435	2,037,477
Concho Resources Inc.[b]	58,240	1,468,813
ConocoPhillips	1,669,681	79,359,938
Denbury Resources Inc.[b]	284,758	3,485,438
Devon Energy Corp.	511,142	31,486,347
Diamond Offshore Drilling Inc.[a]	80,292	5,039,126
EnCana Corp.	867,216	38,452,357
Encore Acquisition Co.[b]	61,261	1,665,074
ENSCO International Inc.	163,798	4,481,513
EOG Resources Inc.	288,668	19,563,030
EXCO Resources Inc.[b]	94,392	957,135
Exxon Mobil Corp.	1,092,315	83,540,251
Forest Oil Corp.[b]	112,789	1,691,835
Frontier Oil Corp.	120,655	1,722,953
Goodrich Petroleum Corp.[b]	26,155	755,880
Helmerich & Payne Inc.	122,183	2,744,230
Hess Corp.	328,097	18,245,474
Holly Corp.	47,320	1,105,868
Marathon Oil Corp.	816,270	22,227,032

24	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

January 31, 2009

Security	Shares	Value
Mariner Energy Inc.[b]	103,181	$1,021,492
Murphy Oil Corp.	220,267	9,731,396
Nabors Industries Ltd.[b]	328,286	3,594,732
Newfield Exploration Co.[b]	152,269	2,922,042
Nexen Inc.	601,110	8,716,095
Noble Corp.	305,193	8,285,990
Noble Energy Inc.	199,808	9,776,605
Occidental Petroleum Corp.	936,981	51,112,314
Patterson-UTI Energy Inc.	179,545	1,716,450
Penn Virginia Corp.	48,582	1,000,789
Petro-Canada	560,231	12,095,387
Petrohawk Energy Corp.[b]	289,954	5,714,993
Pioneer Natural Resources Co.	136,673	2,000,893
Plains Exploration & Production Co.[b]	124,956	2,639,071
Pride International Inc.[b]	199,511	3,216,117
Quicksilver Resources Inc.[a,b]	129,828	899,708
Range Resources Corp.	179,609	6,437,187
Rowan Companies Inc.	131,233	1,661,410
SandRidge Energy Inc.[b]	144,626	963,209
Southwestern Energy Co.[b]	397,127	12,569,070
St. Mary Land & Exploration Co.	72,228	1,397,612
Suncor Energy Inc.	1,081,662	20,821,994
Sunoco Inc.[a]	135,113	6,258,434
Talisman Energy Inc.	1,173,405	11,076,943
Tesoro Corp.	160,771	2,770,084
Ultra Petroleum Corp.[b]	174,015	6,234,957
Unit Corp.[b]	54,870	1,368,458
Valero Energy Corp.	596,834	14,395,636
W&T Offshore Inc.	34,569	434,532
Whiting Petroleum Corp.[a,b]	49,154	1,425,466
XTO Energy Inc.	667,361	24,752,420

		724,338,773

OIL & GAS SERVICES – 12.59%
Baker Hughes Inc.	355,674	11,851,058
BJ Services Co.	336,820	3,705,020
Cameron International Corp.[b]	253,689	5,875,437
Dresser-Rand Group Inc.[b]	95,169	1,853,892
Dril-Quip Inc.[b]	34,889	854,781
Exterran Holdings Inc.[b]	75,132	1,664,925
FMC Technologies Inc.[b]	144,309	4,270,103

Security	Shares	Value
Halliburton Co.	1,033,645	$17,830,376
IHS Inc. Class Ab	48,231	2,112,518
National Oilwell Varco Inc.[b]	482,702	12,762,641
Oceaneering International Inc.[b]	63,251	2,179,629
Oil States International Inc.[b]	57,814	1,058,574
Schlumberger Ltd.	1,383,900	56,476,959
SEACOR Holdings Inc.[b]	23,199	1,508,863
Smith International Inc.	253,046	5,744,144
Superior Energy Services Inc.[b]	90,022	1,402,543
Tidewater Inc.	59,848	2,490,275
Weatherford International Ltd.[b]	787,590	8,687,118

		142,328,856

PACKAGING & CONTAINERS – 2.35%
Ball Corp.	109,240	4,188,262
Bemis Co. Inc.	114,766	2,590,269
Crown Holdings Inc.[b]	185,875	3,485,156
Greif Inc. Class A	39,587	1,197,903
Owens-Illinois Inc.[b]	192,902	3,665,138
Packaging Corp. of America	118,909	1,688,508
Pactiv Corp.[b]	151,552	3,276,554
Sealed Air Corp.	183,423	2,485,382
Silgan Holdings Inc.	29,537	1,353,976
Sonoco Products Co.	114,823	2,632,891

		26,564,039

PIPELINES – 2.33%
El Paso Corp.	810,767	6,632,074
Spectra Energy Corp.	706,582	10,252,505
Williams Companies Inc. (The)	669,115	9,467,977

		26,352,556

TRANSPORTATION – 0.09%
Overseas Shipholding Group Inc.	29,282	1,045,367

		1,045,367

TOTAL COMMON STOCKS (Cost: $1,669,092,382)		1,130,419,680

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

January 31, 2009

Security	Shares	Value
SHORT-TERM INVESTMENTS – 2.00%

MONEY MARKET FUNDS – 2.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 0.93%[c,d,e]	18,887,880	$18,887,880
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 0.56%[c,d,e]	3,053,341	3,053,341
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.09%[c,d]	684,450	684,450

		22,625,671

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,625,671)		22,625,671

TOTAL INVESTMENTS IN
SECURITIES – 101.96%
(Cost: $1,691,718,053)		1,153,045,351

Other Assets, Less Liabilities – (1.96)%		(22,217,896)

NET ASSETS – 100.00%		$1,130,827,455

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.79%

ADVERTISING – 0.10%
Interpublic Group of Companies Inc. (The)[a]	4,852	$16,157
Omnicom Group Inc.	2,726	70,576

		86,733

AEROSPACE & DEFENSE – 1.75%
AAR Corp.[a,b]	366	6,639
Alliant Techsystems Inc.[a]	247	19,960
Boeing Co. (The)	5,424	229,489
CAE Inc.	2,516	14,668
Curtiss-Wright Corp.	485	15,665
Esterline Technologies Corp.[a]	336	12,126
GenCorp Inc.[a]	1,114	3,231
General Dynamics Corp.	2,701	153,228
Goodrich Corp.	987	38,157
L-3 Communications Holdings Inc.	986	77,914
Lockheed Martin Corp.	2,679	219,785
Moog Inc. Class Aa	400	11,984
Northrop Grumman Corp.	2,478	119,241
Orbital Sciences Corp.[a]	583	9,777
Raytheon Co.	3,441	174,183
Rockwell Collins Inc.	1,395	52,564
Spirit AeroSystems Holdings Inc. Class Aa	853	11,601
Teledyne Technologies Inc.[a]	301	8,389
Triumph Group Inc.	248	11,229
United Technologies Corp.	7,287	349,703

		1,539,533

AGRICULTURE – 1.81%
Altria Group Inc.	17,353	287,019
Archer-Daniels-Midland Co.	4,871	133,368
Bunge Ltd.	1,026	44,056
Lorillard Inc.	1,444	85,860
Monsanto Co.	4,539	345,236
Philip Morris International Inc.	17,151	637,160
Reynolds American Inc.	1,490	56,888
Tejon Ranch Co.[a]	232	5,069

		1,594,656

Security	Shares	Value
AIRLINES – 0.17%
AirTran Holdings Inc.[a]	1,485	$6,088
Alaska Air Group Inc.[a]	270	7,117
AMR Corp.[a]	2,438	14,482
China Eastern Airlines Corp. Ltd. ADR[a]	189	2,610
China Southern Airlines Co. Ltd. SP ADR[a]	708	5,600
Continental Airlines Inc. Class Ba	1,085	14,615
Delta Air Lines Inc.[a]	5,142	35,480
LAN Airlines SA SP ADR	1,636	13,595
Southwest Airlines Co.	5,820	40,915
TAM SA ADR	855	6,259
US Airways Group Inc.[a]	874	4,956

		151,717

APPAREL – 0.30%
Carter’s Inc.[a]	533	9,056
Coach Inc.[a]	2,893	42,238
Gildan Activewear Inc.[a,b]	986	10,511
Guess? Inc.	516	8,302
Hanesbrands Inc.[a]	838	7,534
Liz Claiborne Inc.	1,115	2,453
Nike Inc. Class B	2,339	105,840
Phillips-Van Heusen Corp.	507	9,643
Polo Ralph Lauren Corp.	449	18,422
Quiksilver Inc.[a]	1,396	2,932
VF Corp.	738	41,343
Wolverine World Wide Inc.	562	10,195

		268,469

AUTO MANUFACTURERS – 1.61%
Daimler AG	7,536	210,933
Ford Motor Co.[a,b]	20,096	37,580
General Motors Corp.[b]	4,776	14,376
Honda Motor Co. Ltd. SP ADR	15,319	347,129
Oshkosh Corp.	700	5,054
Tata Motors Ltd. SP ADR[b]	2,151	8,690
Toyota Motor Corp. SP ADR	12,488	793,113

		1,416,875

AUTO PARTS & EQUIPMENT – 0.17%
American Axle & Manufacturing Holdings Inc.	604	658
ArvinMeritor Inc.	987	1,727

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2009

Security	Shares	Value
Autoliv Inc.	701	$12,891
BorgWarner Inc.	987	16,661
Goodyear Tire & Rubber Co. (The)[a]	2,073	12,790
Johnson Controls Inc.	5,027	62,888
Magna International Inc. Class A	822	22,876
Modine Manufacturing Co.	400	1,096
Superior Industries International Inc.	688	7,066
Tenneco Inc.[a]	491	903
TRW Automotive Holdings Corp.[a]	415	1,282
Visteon Corp.[a]	3,364	471
WABCO Holdings Inc.	764	11,422

		152,731

BANKS – 7.35%
Allied Irish Banks PLC SP ADR	3,837	10,513
Banco Bilbao Vizcaya Argentaria SA SP ADR	30,035	279,025
Banco de Chile ADR	233	8,001
Banco Latinoamericano de Exportaciones SA Class E	521	5,465
Banco Santander Chile SA ADR	291	10,296
Banco Santander SA SP ADR[b]	67,196	526,817
BancorpSouth Inc.	993	18,768
Bank of America Corp.	52,082	342,700
Bank of Hawaii Corp.	449	16,106
Bank of Ireland SP ADR	2,156	6,468
Bank of Montreal	4,151	110,832
Bank of New York Mellon Corp. (The)	9,639	248,108
Bank of Nova Scotia	8,280	198,720
Barclays PLC SP ADR[c]	17,397	99,337
BB&T Corp.	4,674	92,498
Canadian Imperial Bank of Commerce	3,130	117,187
City National Corp.	369	12,771
Colonial BancGroup Inc. (The)	1,689	1,334
Comerica Inc.	1,344	22,391
Community Bank System Inc.	658	11,811
Credicorp Ltd.	505	20,856
Credit Suisse Group PLC SP ADR	9,008	229,614
Cullen/Frost Bankers Inc.	655	28,669
Deutsche Bank AGb	4,645	119,144
Discover Financial Services LLC	4,057	29,008
F.N.B. Corp. (Pennsylvania)	1,120	8,859

Security	Shares	Value
First BanCorp (Puerto Rico)	732	$5,205
First Horizon National Corp.	1,780	16,946
HDFC Bank Ltd. ADR[b]	870	50,164
HSBC Holdings PLC SP ADR[b]	20,194	784,335
ICICI Bank Ltd. SP ADR	3,502	57,713
KB Financial Group Inc. SP ADR[a]	2,950	76,287
KeyCorp	4,325	31,486
Lloyds TSB Group PLC SP ADR	19,907	103,715
M&T Bank Corp.[b]	653	25,408
Marshall & Ilsley Corp.	2,195	12,533
Mitsubishi UFJ Financial Group Inc. ADR	96,911	533,010
Mizuho Financial Group Inc. ADR	48,737	240,761
National Bank of Greece SA ADR	21,221	68,756
PNC Financial Services Group Inc. (The)	3,100	100,812
Regions Financial Corp.	6,070	21,002
Royal Bank of Canada	11,249	276,500
Royal Bank of Scotland Group PLC SP ADR	7,033	42,198
Santander BanCorp	597	4,967
State Street Corp.	3,639	84,680
SunTrust Banks Inc.	2,968	36,388
Synovus Financial Corp.	2,660	10,534
TCF Financial Corp.	1,481	18,350
Toronto-Dominion Bank (The)	6,739	217,468
U.S. Bancorp	14,561	216,085
Valley National Bancorp	1,212	15,780
Webster Financial Corp.	641	2,679
Wells Fargo & Co.	32,895	621,715
Westpac Banking Corp. SP ADR	4,671	226,497
Wilmington Trust Corp.[b]	653	8,940

		6,486,212

BEVERAGES – 2.26%
Brown-Forman Corp. Class B	708	32,150
Coca-Cola Co. (The)	17,823	761,399
Coca-Cola Enterprises Inc.	2,643	29,681
Coca-Cola FEMSA SAB de CV SP ADR	292	11,032
Coca-Cola Hellenic Bottling Co. SA ADR	1,480	20,335

28	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2009

Security	Shares	Value
Compania Cervecerias Unidas SA ADR	401	$11,549
Constellation Brands Inc. Class Aa	1,764	25,613
Cott Corp.[a]	1,303	964
Diageo PLC SP ADR	5,279	286,861
Dr. Pepper Snapple Group Inc.[a]	2,144	35,269
Embotelladora Andina SA Class A ADR	489	5,844
Embotelladora Andina SA Class B ADR	508	7,264
Molson Coors Brewing Co. Class B	1,329	53,519
Pepsi Bottling Group Inc.	1,230	23,727
PepsiAmericas Inc.	698	11,259
PepsiCo Inc.	13,166	661,328
Vina Concha y Toro SA SP ADR	333	11,139

		1,988,933

BIOTECHNOLOGY – 0.43%
American Oriental Bioengineering Inc.[a]	843	4,215
Charles River Laboratories International Inc.[a]	698	17,038
Enzo Biochem Inc.[a]	896	4,381
Genentech Inc.[a]	3,955	321,304
Millipore Corp.[a]	533	29,400

		376,338

BUILDING MATERIALS – 0.32%
Cemex SAB de CV SP ADR[a]	6,967	54,273
Comfort Systems USA Inc.	781	7,990
CRH PLC SP ADR	4,709	111,839
Eagle Materials Inc.	530	9,582
Lennox International Inc.	491	13,802
Martin Marietta Materials Inc.[b]	358	28,826
Masco Corp.	3,094	24,195
NCI Building Systems Inc.[a]	382	4,427
Owens Corning[a]	765	10,205
Quanex Building Products Corp.	885	7,514
Simpson Manufacturing Co. Inc.[b]	329	6,603
Texas Industries Inc.	292	6,631

		285,887

CHEMICALS – 1.67%
Agrium Inc.	1,327	44,415
Air Products and Chemicals Inc.	1,620	81,486

Security	Shares	Value
Airgas Inc.	651	$22,987
Albemarle Corp.	821	18,267
Arch Chemicals Inc.	197	4,415
Ashland Inc.	646	5,181
Cabot Corp.	529	7,067
Celanese Corp. Class A	1,227	13,068
CF Industries Holdings Inc.	494	23,218
Chemtura Corp.	2,658	1,993
Cytec Industries Inc.	288	5,887
Dow Chemical Co. (The)	7,671	88,907
E.I. du Pont de Nemours and Co.	7,441	170,845
Eastman Chemical Co.	658	17,075
Ecolab Inc.	1,429	48,529
Ferro Corp.	329	1,303
FMC Corp.	674	30,074
Georgia Gulf Corp.	1,594	1,498
H.B. Fuller Co.	489	6,831
Huntsman Corp.	937	2,492
International Flavors & Fragrances Inc.	664	19,004
Lubrizol Corp.	589	20,097
Minerals Technologies Inc.	221	8,356
Mosaic Co. (The)	1,266	45,158
Nova Chemicals Corp.	738	1,321
Olin Corp.	567	7,966
OM Group Inc.[a]	305	5,911
PolyOne Corp.[a]	1,629	3,339
Potash Corp. of Saskatchewan	2,586	193,588
PPG Industries Inc.	1,328	49,906
Praxair Inc.	2,587	161,067
Rohm and Haas Co.	1,058	58,391
RPM International Inc.	987	12,150
Sensient Technologies Corp.	752	16,168
Sherwin-Williams Co. (The)	813	38,821
Sinopec Shanghai Petrochemical Co. Ltd. SP ADR	197	4,509
Sociedad Quimica y Minera de Chile SA Series B SP ADR	896	24,282
Spartech Corp.	1,039	3,294
Syngenta AG ADR	4,073	157,299
Terra Industries Inc.	862	17,654
Valspar Corp. (The)	917	15,910

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2009

Security	Shares	Value
W.R. Grace & Co.[a]	775	$4,472
Westlake Chemical Corp.	254	3,472
Zep Inc.	478	5,253

		1,472,926

COAL – 0.19%
Alpha Natural Resources Inc.[a]	637	10,396
Arch Coal Inc.	1,282	19,474
CONSOL Energy Inc.	1,556	42,417
Foundation Coal Holdings Inc.	526	8,532
Massey Energy Co.	740	11,233
Peabody Energy Corp.	2,360	59,000
Yanzhou Coal Mining Co. Ltd. SP ADR	1,812	11,778

		162,830

COMMERCIAL SERVICES – 1.42%
Aaron Rents Inc.	504	11,017
ABM Industries Inc.	329	4,886
Accenture Ltd.	4,840	152,750
Advance America Cash Advance Centers Inc.	1,044	1,472
Alliance Data Systems Corp.[a,b]	544	22,625
AMN Healthcare Services Inc.[a]	358	2,434
Arbitron Inc.	416	6,248
Avis Budget Group Inc.[a]	1,258	868
Bowne & Co. Inc.	532	1,490
Brinks Home Security Holdings Inc.[a]	329	7,524
Chemed Corp.	216	8,668
Consolidated Graphics Inc.[a]	172	2,771
Convergys Corp.[a]	1,550	11,671
Corrections Corp. of America[a]	1,229	16,936
DeVry Inc.	518	27,754
Dollar Thrifty Automotive Group Inc.[a]	2,023	2,347
Equifax Inc.	1,187	29,343
FTI Consulting Inc.[a]	448	18,372
Gartner Inc.[a]	698	9,884
GEO Group Inc. (The)[a]	450	6,660
H&R Block Inc.	3,026	62,729
HealthSpring Inc.[a]	572	9,964
Hertz Global Holdings Inc.[a]	1,229	6,219
Hewitt Associates Inc. Class Aa	788	22,363
Hillenbrand Inc.	522	9,652
Interactive Data Corp.	288	6,569

Security	Shares	Value
Iron Mountain Inc.[a]	1,476	$30,199
ITT Educational Services Inc.[a]	369	45,206
Jackson Hewitt Tax Service Inc.	255	3,376
Korn/Ferry International[a]	629	5,913
Landauer Inc.	162	11,110
Lender Processing Services Inc.	839	21,747
Live Nation Inc.[a]	1,137	5,947
Manpower Inc.	738	21,003
MAXIMUS Inc.	292	10,851
McKesson Corp.	2,266	100,157
Midas Inc.[a]	887	7,761
Monster Worldwide Inc.[a]	1,205	11,098
Moody’s Corp.	1,751	37,506
New Oriental Education & Technology Group Inc. ADR[a]	247	11,816
PHH Corp.[a]	810	8,950
Pre-Paid Legal Services Inc.[a]	121	4,068
Quanta Services Inc.[a]	1,733	37,052
R.R. Donnelley & Sons Co.	1,805	17,617
Robert Half International Inc.	1,481	25,103
Rollins Inc.	487	7,597
SAIC Inc.[a]	1,586	31,308
Service Corp. International	2,542	11,566
Sotheby’s Holdings Inc. Class Ab	626	5,440
Spherion Corp.[a]	1,356	1,939
TrueBlue Inc.[a]	620	5,270
United Rentals Inc.[a]	853	4,760
Viad Corp.	197	4,379
Visa Inc. Class A	3,734	184,273
Watson Wyatt Worldwide Inc.	456	21,204
Weight Watchers International Inc.	369	8,417
Western Union Co.	6,152	84,036

		1,249,885

COMPUTERS – 2.57%
Affiliated Computer Services Inc. Class Aa	773	35,450
CGI Group Inc.[a]	2,861	23,060
CIBER Inc.[a]	892	3,889
Computer Sciences Corp.[a]	1,248	45,976
Diebold Inc.	738	18,288
DST Systems Inc.[a]	379	12,041
EMC Corp.[a]	17,152	189,358

30	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2009

Security	Shares	Value
FactSet Research Systems Inc.[b]	328	$13,054
Hewlett-Packard Co.	20,757	721,306
IHS Inc. Class Aa	463	20,279
International Business Machines Corp.	11,387	1,043,619
NCR Corp.[a]	1,636	20,532
Perot Systems Corp. Class Aa	1,155	15,003
Quantum Corp.[a]	4,703	2,399
TDK Corp. SP ADR	1,107	41,369
Teradata Corp.[a]	1,636	21,481
Tyler Technologies Inc.[a]	661	8,322
Unisys Corp.[a]	4,563	3,422
Western Digital Corp.[a]	1,860	27,305

		2,266,153

COSMETICS & PERSONAL CARE – 1.96%
Avon Products Inc.	3,650	74,642
Colgate-Palmolive Co.	4,251	276,485
Estee Lauder Companies Inc. (The) Class A	1,006	26,407
Procter & Gamble Co. (The)	24,862	1,354,979

		1,732,513

DISTRIBUTION & WHOLESALE – 0.17%
Corporate Express NV SP ADR[d]	1,296	15,363
Genuine Parts Co.	1,343	43,003
Ingram Micro Inc. Class Aa	1,343	16,479
Owens & Minor Inc.	458	18,215
W.W. Grainger Inc.	527	38,445
Watsco Inc.	308	10,179
WESCO International Inc.[a]	487	8,971

		150,655

DIVERSIFIED FINANCIAL SERVICES – 2.99%
Affiliated Managers Group Inc.[a]	349	14,026
American Express Co.	8,581	143,560
AmeriCredit Corp.[a,b]	949	4,470
Ameriprise Financial Inc.	1,847	37,217
BlackRock Inc.	203	22,086
Capital One Financial Corp.	3,306	52,367
CIT Group Inc.	3,242	9,045
Citigroup Inc.	45,597	161,869
Doral Financial Corp.[a,b]	449	2,294
Eaton Vance Corp.	1,073	20,537
Federal Home Loan Mortgage Corp.[b]	8,923	5,265

Security	Shares	Value
Federal National Mortgage Association	10,952	$6,571
Federated Investors Inc. Class B	818	15,967
Financial Federal Corp.	446	9,687
First Marblehead Corp. (The)[a,b]	678	780
Franklin Resources Inc.	1,339	64,834
Friedman, Billings, Ramsey Group Inc. Class Aa	4,390	790
GAMCO Investors Inc. Class A	173	5,405
Goldman Sachs Group Inc. (The)	3,376	272,544
IntercontinentalExchange Inc.[a]	646	36,777
Invesco Ltd.	3,475	40,970
Investment Technology Group Inc.[a]	401	8,694
Janus Capital Group Inc.	1,444	7,581
Jefferies Group Inc.	1,248	14,402
JPMorgan Chase & Co.	31,346	799,636
Lazard Ltd. Class A	576	15,264
Legg Mason Inc.	1,138	18,276
Morgan Stanley	8,159	165,057
National Financial Partners Corp.	1,332	3,423
Nomura Holdings Inc. ADR	15,976	102,726
NYSE Euronext Inc.	1,879	41,338
ORIX Corp. SP ADR	1,517	33,101
Petrobras Energia Participaciones SA SP ADR	1,563	10,628
Raymond James Financial Inc.	892	16,511
Ritchie Bros. Auctioneers Inc.	963	17,681
Shinhan Financial Group Co. Ltd. ADR[a]	1,517	60,483
SLM Corp.[a]	4,100	46,945
Stifel Financial Corp.[a]	222	7,779
Student Loan Corp. (The)	40	1,878
SWS Group Inc.	415	6,080
UBS AGa	24,734	307,938
Waddell & Reed Financial Inc. Class A	991	13,993
Woori Finance Holdings Co. Ltd. ADR[a]	625	10,412

		2,636,887

ELECTRIC – 3.85%
AES Corp. (The)[a]	5,963	47,167
Allegheny Energy Inc.	1,489	49,494

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2009

Security	Shares	Value
ALLETE Inc.	340	$10,574
Alliant Energy Corp.	888	25,601
Ameren Corp.	1,752	58,254
American Electric Power Co. Inc.	3,214	100,759
Avista Corp.	655	12,471
Black Hills Corp.	328	8,692
Calpine Corp.[a,b]	3,140	23,267
CenterPoint Energy Inc.	2,294	30,694
Central Vermont Public Service Corp.	300	6,780
CH Energy Group Inc.	408	20,637
Cleco Corp.	657	15,012
CMS Energy Corp.	1,965	23,089
Consolidated Edison Inc.	2,140	87,205
Constellation Energy Group Inc.	1,516	39,871
Dominion Resources Inc.	4,760	167,457
DPL Inc.[b]	895	19,287
DTE Energy Co.	1,297	44,746
Duke Energy Corp.	10,540	159,681
Dynegy Inc. Class Aa	4,339	9,155
Edison International	2,299	74,878
El Paso Electric Co.[a]	779	12,885
Empire District Electric Co. (The)	853	15,149
Empresa Nacional de Electricidad SA SP ADR	974	36,408
Enersis SA SP ADR	2,174	31,197
Entergy Corp.	1,565	119,503
Exelon Corp.	5,507	298,590
FirstEnergy Corp.	2,489	124,425
FPL Group Inc.	3,140	161,867
Great Plains Energy Inc.	1,269	24,200
Hawaiian Electric Industries Inc.	861	18,666
Huaneng Power International Inc. SP ADR	852	24,299
IDACORP Inc.	491	14,293
Integrys Energy Group Inc.	658	27,471
Korea Electric Power Corp. SP ADR[a]	4,072	40,476
MDU Resources Group Inc.	1,476	29,358
Mirant Corp.[a]	1,322	22,699
National Grid PLC SP ADR	4,549	212,256
Northeast Utilities	1,391	33,106
NRG Energy Inc.[a]	2,111	49,313

Security	Shares	Value
NSTAR	866	$29,288
NV Energy Inc.	2,507	26,900
OGE Energy Corp.	912	22,508
Pepco Holdings Inc.	1,766	31,452
PG&E Corp.	2,895	111,950
Pinnacle West Capital Corp.	998	33,403
PNM Resources Inc.	815	8,183
PPL Corp.	3,113	95,445
Progress Energy Inc.	2,187	84,681
Public Service Enterprise Group Inc.	4,252	134,236
Puget Energy Inc.	992	29,165
Reliant Energy Inc.[a]	3,243	16,507
SCANA Corp.	730	25,032
Southern Co. (The)	6,311	211,103
TECO Energy Inc.	1,596	19,168
TransAlta Corp.	1,890	34,455
UIL Holdings Corp.	565	14,933
UniSource Energy Corp.	506	14,289
Westar Energy Inc.	822	16,506
Wisconsin Energy Corp.	883	39,364
Xcel Energy Inc.	3,602	66,493

		3,395,993

ELECTRICAL COMPONENTS & EQUIPMENT – 0.45%
AMETEK Inc.	858	27,422
Belden Inc.	409	5,342
C&D Technologies Inc.[a,b]	1,525	4,544
Emerson Electric Co.	6,613	216,245
Energizer Holdings Inc.[a]	483	23,005
General Cable Corp.[a,b]	552	9,086
GrafTech International Ltd.[a]	1,477	11,831
Hitachi Ltd. SP ADR	2,787	84,056
Hubbell Inc. Class B	409	12,679

		394,210

ELECTRONICS – 0.94%
Advantest Corp. ADR	1,490	20,085
Agilent Technologies Inc.[a]	3,112	56,265
Amphenol Corp. Class A	1,480	38,702
Arrow Electronics Inc.[a]	937	17,869
AU Optronics Corp. SP ADR	6,411	45,390
Avnet Inc.[a]	1,233	24,438
AVX Corp.[b]	1,171	10,680
Brady Corp. Class A	616	12,887

32	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2009

Security	Shares	Value
Celestica Inc.[a]	2,600	$11,180
Checkpoint Systems Inc.[a]	768	6,874
CTS Corp.	1,208	6,209
Jabil Circuit Inc.	1,530	8,905
Koninklijke Philips Electronics NV NYS	8,379	152,414
Kyocera Corp. SP ADR	1,515	96,369
LG Display Co. Ltd. ADR[a]	2,927	27,865
Mettler-Toledo International Inc.[a]	369	24,568
Park Electrochemical Corp.	286	5,019
PerkinElmer Inc.	987	12,456
Technitrol Inc.	468	1,030
Thermo Fisher Scientific Inc.[a]	3,539	127,156
Thomas & Betts Corp.[a]	489	10,460
Tyco Electronics Ltd.	4,252	60,208
Vishay Intertechnology Inc.[a]	2,107	6,237
Waters Corp.[a]	924	33,421
Watts Water Technologies Inc. Class A	456	10,160

		826,847

ENERGY - ALTERNATE SOURCES – 0.04%
Aventine Renewable Energy Holdings Inc.[a]	1,145	527
Covanta Holding Corp.[a]	1,167	20,177
Headwaters Inc.[a]	997	4,516
LDK Solar Co. Ltd. ADR[a,b]	300	3,630
Suntech Power Holdings Co. Ltd. ADR[a,b]	863	8,121

		36,971

ENGINEERING & CONSTRUCTION – 0.59%
ABB Ltd. SP ADR	19,544	255,049
AECOM Technology Corp.[a]	716	18,122
Chicago Bridge & Iron Co. NV NYS	1,159	13,050
Dycom Industries Inc.[a]	604	4,113
EMCOR Group Inc.[a]	655	13,486
Empresas ICA Sociedad Controladora SA de CV SP ADR[a]	1,210	8,083
Fluor Corp.	1,570	61,073
Granite Construction Inc.	314	11,059
Grupo Aeroportuario del Sureste SA de CV Series B ADR	256	7,508
Jacobs Engineering Group Inc.[a]	1,063	41,106

Security	Shares	Value
KBR Inc.	1,356	$19,201
McDermott International Inc.[a]	1,985	20,584
Shaw Group Inc. (The)[a]	655	18,209
URS Corp.[a]	807	27,478

		518,121
ENTERTAINMENT – 0.09%
Bally Technologies Inc.[a]	455	9,186
DreamWorks Animation SKG Inc. Class Aa	625	13,719
International Game Technology Inc.	2,805	29,733
Pinnacle Entertainment Inc.[a]	951	6,448
Regal Entertainment Group Class A	715	7,179
Speedway Motorsports Inc.	250	3,610
Vail Resorts Inc.[a,b]	328	7,649
Warner Music Group Corp.	1,180	2,419

		79,943

ENVIRONMENTAL CONTROL – 0.29%
Calgon Carbon Corp.[a]	500	6,285
Mine Safety Appliances Co.	287	5,631
Nalco Holding Co.	1,399	13,724
Republic Services Inc.	2,831	73,210
Waste Connections Inc.[a]	772	22,403
Waste Management Inc.	4,164	129,875

		251,128

FOOD – 2.41%
Cadbury PLC SP ADR	2,856	92,249
Campbell Soup Co.	1,988	60,376
ConAgra Foods Inc.	3,859	65,989
Corn Products International Inc.	567	13,126
Dean Foods Co.[a]	1,264	24,446
Del Monte Foods Co.	1,676	11,162
Flowers Foods Inc.	855	18,374
General Mills Inc.	2,640	156,156
Gruma SAB de CV SP ADR[a]	288	495
H.J. Heinz Co.	2,657	96,980
Hershey Co. (The)	1,469	54,764
Hormel Foods Corp.	618	18,435
J.M. Smucker Co. (The)	968	43,705
Kellogg Co.	2,009	87,773
Kraft Foods Inc. Class A	11,306	317,133
Kroger Co. (The)	5,032	113,220
McCormick & Co. Inc. NVS	1,027	32,905

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2009

Security	Shares	Value
Ralcorp Holdings Inc.[a]	446	$26,412
Ruddick Corp.	329	7,912
Safeway Inc.	3,453	73,998
Sara Lee Corp.	5,966	59,839
Smithfield Foods Inc.[a]	1,225	14,541
SUPERVALU Inc.	1,881	32,993
Sysco Corp.	5,216	116,265
Tootsie Roll Industries Inc.[b]	519	12,389
TreeHouse Foods Inc.[a]	377	9,949
Tyson Foods Inc. Class A	2,616	23,152
Unilever NV NYS	13,116	288,159
Unilever PLC SP ADR	11,088	243,049
Weis Markets Inc.	193	6,004
Wimm-Bill-Dann Foods OJSC ADR[a]	227	5,505

		2,127,455

FOREST PRODUCTS & PAPER – 0.26%
AbitibiBowater Inc.[a,b]	897	682
Buckeye Technologies Inc.[a]	288	841
Clearwater Paper Corp.[a]	161	1,821
Domtar Corp.[a]	3,592	5,352
International Paper Co.	3,379	30,816
MeadWestvaco Corp.	1,620	18,857
Neenah Paper Inc.	628	4,226
P.H. Glatfelter Co.	787	6,855
Plum Creek Timber Co. Inc.	1,372	42,216
Potlatch Corp.	564	14,207
Rayonier Inc.	618	18,194
Rock-Tenn Co. Class A	348	10,847
Sappi Ltd. SP ADR	3,452	10,943
Schweitzer-Mauduit International Inc.	473	10,122
Temple-Inland Inc.	899	5,097
Weyerhaeuser Co.	1,851	50,606

		231,682

GAS – 0.36%
AGL Resources Inc.	489	15,076
Atmos Energy Corp.	620	15,221
Energen Corp.	567	16,562
Laclede Group Inc. (The)	285	12,936
New Jersey Resources Corp.	471	18,882
Nicor Inc.	513	17,550
NiSource Inc.	2,214	21,432

Security	Shares	Value
Northwest Natural Gas Co.	345	$14,814
Piedmont Natural Gas Co.[b]	567	14,691
Sempra Energy	1,806	79,175
South Jersey Industries Inc.	525	19,582
Southern Union Co.	912	11,756
Southwest Gas Corp.	489	12,597
UGI Corp.	818	20,753
Vectren Corp.	658	16,970
WGL Holdings Inc.	409	13,129

		321,126

HAND & MACHINE TOOLS – 0.14%
Baldor Electric Co.	400	5,604
Black & Decker Corp. (The)	582	16,826
Kennametal Inc.	567	9,095
Nidec Corp. ADR	3,951	47,610
Regal Beloit Corp.	283	9,611
Snap-On Inc.	449	13,551
Stanley Works (The)	698	21,819

		124,116

HEALTH CARE - PRODUCTS – 3.62%
Alcon Inc.	637	54,553
Baxter International Inc.	5,210	305,566
Beckman Coulter Inc.	529	26,302
Becton, Dickinson and Co.	1,956	142,143
Boston Scientific Corp.[a]	12,849	113,971
C.R. Bard Inc.	826	70,681
Cantel Medical Corp.[a]	508	7,615
Cooper Companies Inc. (The)	445	8,442
Covidien Ltd.	4,252	163,022
Edwards Lifesciences Corp.[a]	489	28,113
Fresenius Medical Care AG & Co. KGaA	1,623	72,645
Haemonetics Corp.[a]	287	16,976
Hill-Rom Holdings Inc.	687	9,673
Invacare Corp.	456	8,691
Johnson & Johnson	23,472	1,354,100
Kinetic Concepts Inc.[a]	544	13,110
Luxottica Group SpA SP ADR	1,294	18,401
Medtronic Inc.	9,405	314,973
Mindray Medical International Ltd. ADR	632	13,057
ResMed Inc.[a]	764	30,484

34	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2009

Security	Shares	Value
Smith & Nephew PLC SP ADR	1,618	$58,830
St. Jude Medical Inc.[a]	2,890	105,109
Steris Corp.	567	15,082
Stryker Corp.	2,636	111,345
Symmetry Medical Inc.[a]	477	3,267
Varian Medical Systems Inc.[a]	1,090	40,472
West Pharmaceutical Services Inc.	444	14,750
Zimmer Holdings Inc.[a]	1,866	67,922

		3,189,295

HEALTH CARE - SERVICES – 1.08%
Aetna Inc.	3,928	121,768
Assisted Living Concepts Inc.[a]	1,248	4,955
Centene Corp.[a]	483	8,564
Community Health Systems Inc.[a]	1,044	19,460
Covance Inc.[a]	550	21,230
Coventry Health Care Inc.[a]	1,372	20,758
DaVita Inc.[a]	863	40,561
Health Management Associates Inc. Class Aa	2,452	3,899
Health Net Inc.[a]	937	13,708
HealthSouth Corp.[a]	810	8,051
Humana Inc.[a]	1,455	55,188
Laboratory Corp. of America Holdings[a]	915	54,168
MDS Inc.[a]	1,344	10,443
Mednax Inc.[a]	471	15,811
Molina Healthcare Inc.[a]	120	2,105
Quest Diagnostics Inc.	1,272	62,773
Sunrise Senior Living Inc.[a]	2,559	3,071
UnitedHealth Group Inc.	10,295	291,657
Universal Health Services Inc. Class B	435	16,465
WellPoint Inc.[a]	4,292	177,903

		952,538

HOLDING COMPANIES - DIVERSIFIED – 1.00%
Berkshire Hathaway Inc. Class Ba	278	830,942
Leucadia National Corp.[a]	1,501	23,896
Tomkins PLC SP ADR	2,037	13,729
Walter Industries Inc.	528	9,736

		878,303

Security	Shares	Value
HOME BUILDERS – 0.11%
Centex Corp.	941	$8,008
Champion Enterprises Inc.[a]	1,767	813
D.R. Horton Inc.	2,864	17,069
KB Home	599	6,391
Lennar Corp. Class A	931	7,159
Monaco Coach Corp.	4,469	2,592
NVR Inc.[a]	34	14,487
Pulte Homes Inc.	1,797	18,240
Thor Industries Inc.[b]	493	5,216
Toll Brothers Inc.[a]	1,057	17,990
Winnebago Industries Inc.	486	2,688

		100,653

HOME FURNISHINGS – 0.47%
Furniture Brands International Inc.	729	1,494
Harman International Industries Inc.	567	9,123
Panasonic Corp. SP ADR	18,014	215,808
Sony Corp. SP ADR	8,468	162,755
Thomson SA SP ADR[a]	2,801	3,949
Whirlpool Corp.	630	21,061

		414,190

HOUSEHOLD PRODUCTS & WARES – 0.43%
ACCO Brands Corp.[a]	1,503	2,886
American Greetings Corp. Class A	529	2,296
Avery Dennison Corp.	704	17,058
Blyth Inc.	672	2,292
Church & Dwight Co. Inc.	588	31,299
Clorox Co. (The)	1,229	61,634
Ennis Inc.	409	4,577
Fortune Brands Inc.	1,257	40,224
Jarden Corp.[a]	746	7,781
Kimberly-Clark Corp.	3,469	178,549
Scotts Miracle-Gro Co. (The) Class A	412	13,275
Tupperware Brands Corp.	660	13,570

		375,441

HOUSEWARES – 0.04%
Newell Rubbermaid Inc.	2,334	18,859
Toro Co. (The)	409	12,110

		30,969

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2009

Security	Shares	Value
INSURANCE – 3.82%
ACE Ltd.	2,787	$121,680
Aegon NV ADR	12,011	62,217
Aflac Inc.	3,936	91,355
Alleghany Corp.[a]	71	19,343
Allianz SE ADR	38,202	318,223
Allstate Corp. (The)	4,488	97,255
Ambac Financial Group Inc.	2,703	3,081
American Financial Group Inc.	736	12,497
Aon Corp.	2,082	77,138
Arthur J. Gallagher & Co.	778	18,337
Aspen Insurance Holdings Ltd.	826	18,255
Assurant Inc.	863	22,783
Assured Guaranty Ltd.	618	4,715
AXA SP ADR	14,140	227,654
Axis Capital Holdings Ltd.	1,215	29,476
China Life Insurance Co. Ltd. ADR[b]	4,020	159,112
Chubb Corp.	2,936	125,015
CIGNA Corp.	2,252	39,095
CNA Financial Corp.	443	5,152
Conseco Inc.[a]	1,954	4,553
Delphi Financial Group Inc. Class A	409	6,205
Endurance Specialty Holdings Ltd.	490	13,357
Everest Re Group Ltd.	449	28,287
Fairfax Financial Holdings Ltd.	160	52,109
FBL Financial Group Inc. Class A	291	3,000
Fidelity National Financial Inc.	2,132	31,170
First American Corp.	743	16,227
Genworth Financial Inc. Class A	3,556	8,250
Hanover Insurance Group Inc. (The)	545	22,029
Hartford Financial Services Group Inc. (The)	2,586	34,032
HCC Insurance Holdings Inc.	1,033	24,183
Horace Mann Educators Corp.	634	5,928
ING Groep NV SP ADR	17,673	147,216
Kingsway Financial Services Inc.	956	4,684
Lincoln National Corp.	2,341	35,419
Loews Corp.	3,071	74,932
Manulife Financial Corp.	13,779	228,042
Markel Corp.[a]	81	21,872
Marsh & McLennan Companies Inc.	4,274	82,616
MBIA Inc.[a,b]	2,590	9,997
Mercury General Corp.	247	9,569

Security	Shares	Value
MetLife Inc.	4,274	$122,792
Montpelier Re Holdings Ltd.	981	13,871
Old Republic International Corp.	2,140	22,085
PartnerRe Ltd.	449	29,423
Phoenix Companies Inc. (The)	1,880	3,290
Platinum Underwriters Holdings Ltd.	559	15,546
Primus Guaranty Ltd.[a,b]	875	1,330
Principal Financial Group Inc.	2,012	33,379
ProAssurance Corp.[a]	326	15,407
Progressive Corp. (The)[a]	5,192	63,083
Protective Life Corp.	529	4,380
Prudential Financial Inc.	3,669	94,477
Prudential PLC ADR	10,731	103,876
Reinsurance Group of America Inc.	234	8,337
RenaissanceRe Holdings Ltd.	528	23,596
RLI Corp.	235	13,275
StanCorp Financial Group Inc.	489	12,626
Stewart Information Services Corp.	338	5,016
Sun Life Financial Services of Canada Inc.	4,690	94,410
Torchmark Corp.	757	22,710
Transatlantic Holdings Inc.	233	7,491
Travelers Companies Inc. (The)	4,936	190,727
Unitrin Inc.	369	4,708
Unum Group	2,901	41,078
W.R. Berkley Corp.	1,099	29,102
White Mountains Insurance Group Ltd.	79	19,078
Willis Group Holdings Ltd.	1,514	37,487
XL Capital Ltd. Class A	2,670	7,743
Zenith National Insurance Corp.	418	11,721

		3,368,104

INTERNET – 0.05%
Giant Interactive Group Inc. ADR[a]	1,110	6,660
McAfee Inc.[a]	1,344	40,979

		47,639

IRON & STEEL – 0.63%
AK Steel Holding Corp.	1,084	8,748
Allegheny Technologies Inc.	801	17,694
ArcelorMittal NYS[b]	6,354	143,410
Carpenter Technology Corp.	487	8,035
Cliffs Natural Resources Inc.	1,063	24,630

36	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2009

Security	Shares	Value
Companhia Siderurgica Nacional SP ADR	3,489	$52,684
Mechel OAO ADR	1,817	6,178
Nucor Corp.	2,456	100,180
POSCO ADR	2,416	153,464
Reliance Steel & Aluminum Co.	641	14,185
United States Steel Corp.	993	29,820

		559,028

LEISURE TIME – 0.13%
Carnival Corp.	3,518	63,992
Harley-Davidson Inc.	2,195	26,735
Polaris Industries Inc.	369	7,849
Royal Caribbean Cruises Ltd.	1,294	8,398
WMS Industries Inc.[a]	467	10,377

		117,351

LODGING – 0.15%
Boyd Gaming Corp.	447	2,150
Choice Hotels International Inc.[b]	329	8,659
Gaylord Entertainment Co.[a,b]	449	4,759
InterContinental Hotels Group PLC SP ADR	2,692	20,082
Las Vegas Sands Corp.[a]	2,672	13,761
Marcus Corp.	160	1,653
Marriott International Inc. Class A	2,524	41,166
MGM MIRAGE[a,b]	912	7,296
Orient-Express Hotels Ltd. Class A	408	2,579
Starwood Hotels & Resorts Worldwide Inc.	1,511	22,846
Wyndham Worldwide Corp.	1,553	9,520

		134,471

MACHINERY – 0.56%
AGCO Corp.[a]	766	16,300
Albany International Corp. Class A	345	3,453
Applied Industrial Technologies Inc.	369	5,827
Briggs & Stratton Corp.	549	8,120
Cascade Corp.	160	3,662
Caterpillar Inc.	5,017	154,774
CNH Global NV	160	1,282
Cummins Inc.	1,564	37,505
Deere & Co.	3,628	126,037
Flowserve Corp.	528	28,148
Gardner Denver Inc.[a]	491	10,689

Security	Shares	Value
Graco Inc.	618	$13,145
IDEX Corp.	549	12,413
Kadant Inc.[a]	489	4,910
Manitowoc Co. Inc. (The)	1,141	6,275
NACCO Industries Inc.	109	3,487
Rockwell Automation Inc.	1,140	29,686
Terex Corp.[a]	818	9,685
Wabtec Corp.	464	13,888

		489,286

MACHINERY - DIVERSIFIED – 0.06%
Kubota Corp. SP ADR	2,084	56,435

		56,435

MANUFACTURING – 3.21%
A.O. Smith Corp.	160	4,397
Acuity Brands Inc.	425	11,420
Ameron International Corp.	140	6,979
AptarGroup Inc.	567	17,475
Barnes Group Inc.	329	3,718
Blount International Inc.[a]	826	6,922
Brink’s Co. (The)	329	8,695
Carlisle Companies Inc.	489	9,130
CLARCOR Inc.	409	12,409
Cooper Industries Ltd.	1,554	41,818
Crane Co.	489	8,518
Danaher Corp.	2,046	114,433
Donaldson Co. Inc.	658	20,477
Dover Corp.	1,674	47,341
Eastman Kodak Co.	2,698	12,222
Eaton Corp.	1,378	60,660
EnPro Industries Inc.[a]	357	6,533
General Electric Co.	83,647	1,014,638
Harsco Corp.	658	15,608
Hexcel Corp.[a]	974	8,074
Honeywell International Inc.	5,513	180,882
Illinois Tool Works Inc.	3,552	116,008
Ingersoll-Rand Co. Ltd. Class A	2,714	43,994
ITT Industries Inc.	1,556	70,456
John Bean Technologies Corp.	249	2,415
Leggett & Platt Inc.	1,555	19,422
Myers Industries Inc.	248	1,555
Pall Corp.	1,067	27,817
Parker Hannifin Corp.	1,409	53,838

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2009

Security	Shares	Value
Pentair Inc.	818	$18,708
Roper Industries Inc.	899	36,985
Siemens AG SP ADR	6,834	383,114
SPX Corp.	507	21,350
Teleflex Inc.	288	15,316
Textron Inc.	2,100	18,963
3M Co.	5,291	284,603
Tredegar Corp.	428	7,062
Trinity Industries Inc.	826	9,507
Tyco International Ltd.	4,064	85,425

		2,828,887

MEDIA – 1.61%
A.H. Belo Corp. Class A	1,033	2,066
Belo Corp. Class A	1,260	1,802
British Sky Broadcasting Group PLC SP ADR	2,253	64,368
Cablevision Systems Corp.	1,959	31,403
CBS Corp. Class B	5,113	29,246
Citadel Broadcasting Corp.[a]	5,622	1,012
Corus Entertainment Inc. Class B	658	6,995
E.W. Scripps Co. (The) Class A	1,693	2,726
Entravision Communications Corp.[a]	2,979	2,502
Gannett Co. Inc.	1,880	10,848
Grupo Televisa SA SP ADR	4,057	56,757
Hearst-Argyle Television Inc.	590	2,325
John Wiley & Sons Inc. Class A	493	17,467
McGraw-Hill Companies Inc. (The)	2,807	61,726
Media General Inc. Class Ab	774	1,509
Meredith Corp.[b]	329	5,254
Pearson PLC SP ADR	6,762	64,307
Reed Elsevier NV SP ADR	2,561	56,931
Reed Elsevier PLC SP ADR	2,543	76,621
Rogers Communications Inc. Class B	4,096	115,343
Scripps Networks Interactive Inc. Class A	658	14,127
Shaw Communications Inc. Class B	3,361	54,280
Thomson Reuters Corp.	1,616	39,414
Time Warner Cable Inc. Class Aa	1,363	25,393
Time Warner Inc.	30,181	281,589
Viacom Inc. Class Ba	4,559	67,245
Walt Disney Co. (The)	14,442	298,661
Washington Post Co. (The) Class B	61	23,824

		1,415,741

Security	Shares	Value
METAL FABRICATE & HARDWARE – 0.21%
CIRCOR International Inc.	120	$2,670
Commercial Metals Co.	1,068	12,282
Kaydon Corp.	337	9,166
Mueller Water Products Inc. Class A	1,080	7,312
Precision Castparts Corp.	1,158	75,212
Sterlite Industries (India) Ltd. ADR	2,899	15,510
Tenaris SA ADR	2,035	40,273
Timken Co. (The)	814	12,120
Valmont Industries Inc.	160	6,493
Worthington Industries Inc.	567	5,704

		186,742

MINING – 2.90%
Agnico-Eagle Mines Ltd.	1,286	68,209
Alcoa Inc.	6,947	54,117
Alumina Ltd. SP ADR	3,971	11,436
Aluminum Corp. of China Ltd. ADR	1,416	15,859
AMCOL International Corp.	339	4,912
AngloGold Ashanti Ltd. SP ADR	2,374	68,110
Barrick Gold Corp.	7,257	272,065
BHP Billiton Ltd. SP ADR	14,184	532,467
BHP Billiton PLC ADR	9,447	319,592
Cameco Corp.	2,951	48,751
Coeur d’Alene Mines Corp.[a]	6,683	4,745
Companhia Vale do Rio Doce ADR	11,318	159,697
Compania de Minas Buenaventura SA ADR	1,583	29,824
Compass Minerals International Inc.	279	16,787
Freeport-McMoRan Copper & Gold Inc.	3,221	80,976
Gold Fields Ltd. SP ADR	5,645	59,329
Goldcorp Inc.	6,001	177,450
Harmony Gold Mining Co. Ltd. SP ADR[a]	2,362	27,872
Hecla Mining Co.[a]	1,715	4,545
IAMGOLD Corp.	3,065	20,965
Kinross Gold Corp.	5,485	96,975
Newmont Mining Corp.	3,671	146,032
Rio Tinto PLC SP ADR	2,110	183,042
RTI International Metals Inc.[a]	252	3,354
Silver Wheaton Corp.[a]	2,156	14,079
Southern Copper Corp.	1,956	27,267

38	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2009

Security	Shares	Value
Stillwater Mining Co.[a]	696	$2,888
Teck Cominco Ltd. Class B	4,177	15,956
Titanium Metals Corp.	894	6,303
Vulcan Materials Co.[b]	803	39,716
Yamana Gold Inc.	5,706	45,990

		2,559,310

OFFICE & BUSINESS EQUIPMENT – 0.41%
Canon Inc. SP ADR[b]	9,920	267,443
Pitney Bowes Inc.	1,695	37,731
Xerox Corp.	8,072	53,598

		358,772

OFFICE FURNISHINGS – 0.00%
Steelcase Inc. Class A	816	3,525

		3,525

OIL & GAS – 15.19%
Anadarko Petroleum Corp.	3,872	142,257
Apache Corp.	2,836	212,700
Atwood Oceanics Inc.[a]	631	10,506
Berry Petroleum Co. Class A	545	4,011
BP PLC SP ADR	26,341	1,118,702
Cabot Oil & Gas Corp.	896	24,631
Canadian Natural Resources Ltd.	4,547	161,646
Chesapeake Energy Corp.	5,031	79,540
Chevron Corp.	17,051	1,202,437
China Petroleum & Chemical Corp. ADR	1,403	75,846
Cimarex Energy Co.	861	21,387
CNOOC Ltd. ADR	1,254	107,894
Comstock Resources Inc.[a]	398	15,176
ConocoPhillips	11,599	551,300
Denbury Resources Inc.[a]	2,147	26,279
Devon Energy Corp.	3,551	218,742
Diamond Offshore Drilling Inc.	592	37,154
EnCana Corp.	6,360	282,002
Encore Acquisition Co.[a]	539	14,650
Eni SpA SP ADR[b]	10,198	432,293
ENSCO International Inc.	1,267	34,665
EOG Resources Inc.	2,102	142,453
EXCO Resources Inc.[a]	1,955	19,824
Exxon Mobil Corp.	42,771	3,271,125
Forest Oil Corp.[a]	699	10,485
Frontier Oil Corp.	989	14,123

Security	Shares	Value
Goodrich Petroleum Corp.[a]	228	$6,589
Helmerich & Payne Inc.	888	19,944
Hess Corp.	2,438	135,577
Marathon Oil Corp.	6,018	163,870
Mariner Energy Inc.[a]	1,134	11,227
Murphy Oil Corp.	1,581	69,849
Nabors Industries Ltd.[a]	2,250	24,637
Newfield Exploration Co.[a]	1,156	22,184
Nexen Inc.	4,400	63,800
Noble Corp.	2,292	62,228
Noble Energy Inc.	1,478	72,319
Occidental Petroleum Corp.	6,941	378,632
Parker Drilling Co.[a]	2,041	4,327
Penn Virginia Corp.	433	8,920
Penn West Energy Trust	1,660	18,758
Petro-Canada	4,024	86,878
PetroChina Co. Ltd. ADR	1,779	131,237
Petrohawk Energy Corp.[a]	2,268	44,702
Petroleo Brasileiro SA ADR	9,445	247,459
Pioneer Natural Resources Co.	1,071	15,679
Plains Exploration & Production Co.[a]	1,065	22,493
Pride International Inc.[a]	1,577	25,421
Quicksilver Resources Inc.[a]	1,155	8,004
Range Resources Corp.	1,377	49,352
Repsol YPF SA SP ADR	6,657	118,295
Rowan Companies Inc.	1,097	13,888
Royal Dutch Shell PLC Class A ADR[b]	14,908	733,921
Royal Dutch Shell PLC Class B ADR	11,417	546,075
Sasol Ltd. SP ADR	3,705	98,368
Southwestern Energy Co.[a]	2,930	92,734
St. Mary Land & Exploration Co.	748	14,474
StatoilHydro ASA SP ADR	7,805	134,480
Stone Energy Corp.[a]	408	3,501
Suncor Energy Inc.	7,803	150,208
Sunoco Inc.	1,046	48,451
Swift Energy Co.[a,b]	414	6,342
Talisman Energy Inc.	8,684	81,977
Tesoro Corp.	1,223	21,072
Total SA SP ADR	17,681	880,160
Transocean Ltd.[a]	2,706	147,802

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2009

Security	Shares	Value
Ultra Petroleum Corp.[a]	1,381	$49,481
Unit Corp.[a]	488	12,171
VAALCO Energy Inc.[a]	1,403	10,537
Valero Energy Corp.	4,452	107,382
W&T Offshore Inc.	600	7,542
Whiting Petroleum Corp.[a]	377	10,933
XTO Energy Inc.	4,819	178,737
YPF SA SP ADR	105	4,573

		13,399,018

OIL & GAS SERVICES – 1.22%
Baker Hughes Inc.	2,630	87,632
BJ Services Co.	2,360	25,960
Cameron International Corp.[a]	1,805	41,804
Compagnie Generale de Geophysique-Veritas SP ADR[a]	1,179	14,219
Complete Production Services Inc.[a]	780	5,000
Core Laboratories NV	186	12,497
Dril-Quip Inc.[a]	358	8,771
Exterran Holdings Inc.[a]	619	13,717
FMC Technologies Inc.[a]	1,147	33,940
Halliburton Co.	7,550	130,237
Helix Energy Solutions Group Inc.[a]	786	4,048
ION Geophysical Corp.[a]	1,305	1,957
National Oilwell Varco Inc.[a]	3,465	91,615
Newpark Resources Inc.[a]	1,208	5,086
Oceaneering International Inc.[a]	540	18,608
Oil States International Inc.[a]	599	10,968
Schlumberger Ltd.	10,097	412,059
SEACOR Holdings Inc.[a]	160	10,406
Smith International Inc.	2,005	45,513
Superior Energy Services Inc.[a]	696	10,844
Tetra Technologies Inc.[a]	641	3,327
Tidewater Inc.	449	18,683
Weatherford International Ltd.[a]	5,875	64,801
Willbros Group Inc.[a]	544	5,299

		1,076,991

PACKAGING & CONTAINERS – 0.22%
Ball Corp.	814	31,209
Bemis Co. Inc.	997	22,502
Crown Holdings Inc.[a]	1,461	27,394
Greif Inc. Class A	160	4,842
Intertape Polymer Group Inc.[a]	1,880	1,297

Security	Shares	Value
Owens-Illinois Inc.[a]	1,503	$28,557
Packaging Corp. of America	853	12,113
Pactiv Corp.[a]	1,101	23,804
Sealed Air Corp.	1,476	20,000
Sonoco Products Co.	1,063	24,375

		196,093

PHARMACEUTICALS – 7.97%
Abbott Laboratories	12,936	717,172
Allergan Inc.	2,669	101,742
AmerisourceBergen Corp.	1,342	48,741
AstraZeneca PLC SP ADR	12,287	473,418
Bristol-Myers Squibb Co.	16,642	356,305
Cardinal Health Inc.	3,065	115,397
Dr. Reddy’s Laboratories Ltd. ADR	1,547	14,000
Elan Corp. PLC SP ADR[a]	3,992	28,862
Eli Lilly and Co.	8,180	301,188
Forest Laboratories Inc.[a]	2,627	65,780
GlaxoSmithKline PLC SP ADR	24,126	850,683
Herbalife Ltd.	565	11,588
Hospira Inc.[a]	1,342	33,416
King Pharmaceuticals Inc.[a]	2,302	20,119
K-V Pharmaceutical Co. Class Aa	616	400
Medco Health Solutions Inc.[a]	4,258	191,312
Medicis Pharmaceutical Corp. Class A	563	7,843
Merck & Co. Inc.	17,808	508,418
NBTY Inc.[a]	478	9,020
Novartis AG ADR	20,644	851,771
Novo-Nordisk A/S SP ADR	4,001	212,573
Omnicare Inc.	861	24,074
Pfizer Inc.	56,725	827,050
PharMerica Corp.[a]	385	6,329
Sanofi-Aventis ADR	17,592	495,567
Schering-Plough Corp.	13,594	238,711
Valeant Pharmaceuticals International[a,b]	685	14,864
Watson Pharmaceuticals Inc.[a]	943	25,725
Wyeth	11,218	482,037

		7,034,105

PIPELINES – 0.63%
El Paso Corp.	5,932	48,524
Enbridge Inc.	2,742	89,938

40	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2009

Security	Shares	Value
Equitable Resources Inc.	1,067	$36,523
National Fuel Gas Co.	511	15,310
ONEOK Inc.	818	23,902
Questar Corp.	1,552	52,737
Spectra Energy Corp.	5,373	77,962
TransCanada Corp.	4,812	129,202
Transportadora de Gas del Sur SA SP ADR	1,914	4,804
Williams Companies Inc. (The)	5,110	72,306

		551,208

REAL ESTATE – 0.15%
Brookfield Asset Management Inc. Class A	4,377	69,069
Brookfield Properties Corp.	2,146	11,567
Forest City Enterprises Inc. Class A	854	5,773
Forestar Group Inc.[a]	622	6,935
Hilltop Holdings Inc.[a]	1,141	11,410
Jones Lang LaSalle Inc.	294	6,941
MI Developments Inc. Class A	732	4,363
St. Joe Co. (The)[a,b]	801	19,264

		135,322

REAL ESTATE INVESTMENT TRUSTS – 1.37%
Alesco Financial Inc.[b]	3,896	2,221
Alexandria Real Estate Equities Inc.	329	19,523
AMB Property Corp.	863	13,912
American Campus Communities Inc.	357	7,629
Annaly Capital Management Inc.	4,647	70,356
Anworth Mortgage Asset Corp.	1,492	9,250
Apartment Investment and Management Co. Class A	1,351	12,010
Ashford Hospitality Trust Inc.	1,446	2,053
AvalonBay Communities Inc.	637	33,003
BioMed Realty Trust Inc.	1,107	12,221
Boston Properties Inc.	899	38,927
BRE Properties Inc. Class A	409	10,385
Camden Property Trust	564	14,867
CapitalSource Inc.	1,714	6,239
CapLease Inc.	1,785	2,856
Chimera Investment Corp.	2,509	8,280
DCT Industrial Trust Inc.	2,268	8,278
Developers Diversified Realty Corp.	955	4,584
Douglas Emmett Inc.	1,022	9,505

Security	Shares	Value
Duke Realty Corp.	1,418	$13,060
EastGroup Properties Inc.	409	12,425
Entertainment Properties Trust	419	9,490
Equity Lifestyle Properties Inc.	260	9,810
Equity One Inc.[b]	667	9,505
Equity Residential	2,474	59,203
Essex Property Trust Inc.	160	10,568
Extra Space Storage Inc.	1,095	8,880
Federal Realty Investment Trust	409	20,708
FelCor Lodging Trust Inc.	784	1,137
First Industrial Realty Trust Inc.	530	2,883
General Growth Properties Inc.[b]	1,963	1,276
Getty Realty Corp.	406	8,420
Glimcher Realty Trust	698	1,291
HCP Inc.	2,034	47,474
Health Care REIT Inc.	825	31,193
Highwoods Properties Inc.	449	10,129
Home Properties Inc.	489	17,550
Hospitality Properties Trust	710	9,528
Host Hotels & Resorts Inc.	4,299	23,129
HRPT Properties Trust	2,249	7,152
Inland Real Estate Corp.	698	6,889
iStar Financial Inc.[b]	1,220	1,281
JER Investors Trust Inc.[b]	5,937	5,165
Kilroy Realty Corp.	248	5,669
Kimco Realty Corp.	1,897	27,279
LaSalle Hotel Properties	655	5,456
Lexington Realty Trust	974	4,315
Liberty Property Trust	658	13,160
Macerich Co. (The)	600	8,844
Maguire Properties Inc.[a,b]	738	1,535
MFA Mortgage Investments Inc.	1,590	9,111
National Health Investors Inc.	329	8,570
National Retail Properties Inc.	768	11,082
Nationwide Health Properties Inc.	811	20,705
NorthStar Realty Finance Corp.	1,303	5,056
Omega Healthcare Investors Inc.	1,109	16,225
Parkway Properties Inc.	528	7,878
Pennsylvania Real Estate Investment Trust	616	2,729
Post Properties Inc.	521	6,820
ProLogis	2,179	21,812

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2009

Security	Shares	Value
Public Storage	1,027	$63,540
Ramco-Gershenson Properties Trust	819	4,029
Realty Income Corp.[b]	974	18,769
Regency Centers Corp.	449	15,850
Saul Centers Inc.	247	8,077
Senior Housing Properties Trust	788	12,750
Simon Property Group Inc.	1,849	79,470
SL Green Realty Corp.	493	7,745
Sovran Self Storage Inc.	329	8,554
Strategic Hotels & Resorts Inc.	1,097	1,503
Sun Communities Inc.	581	6,972
Sunstone Hotel Investors Inc.	387	1,668
Tanger Factory Outlet Centers Inc.	492	14,908
Taubman Centers Inc.	409	8,119
UDR Inc.	1,559	18,287
Universal Health Realty Income Trust	488	14,933
U-Store-It Trust	1,485	5,569
Ventas Inc.	1,269	35,367
Vornado Realty Trust	1,159	58,889
Washington Real Estate Investment Trust	771	18,358
Weingarten Realty Investors	969	15,688

		1,209,536

RETAIL – 4.37%
Abercrombie & Fitch Co. Class A	737	13,155
Advance Auto Parts Inc.	862	28,213
Aeropostale Inc.[a]	564	11,906
American Eagle Outfitters Inc.	1,525	13,740
AnnTaylor Stores Corp.[a]	823	4,049
AutoNation Inc.[a]	1,252	11,619
AutoZone Inc.[a]	323	42,923
Barnes & Noble Inc.[b]	622	10,213
Best Buy Co. Inc.	2,783	77,980
Big Lots Inc.[a,b]	708	9,523
BJ’s Wholesale Club Inc.[a]	567	16,262
Blockbuster Inc. Class Aa,b	2,429	3,109
Brinker International Inc.	1,227	13,460
Brown Shoe Co. Inc.	659	3,091
Buckle Inc. (The)	180	3,807
Cabela’s Inc. Class Aa,b	520	2,917
CarMax Inc.[a]	1,632	13,497
Cash America International Inc.	331	6,051

Security	Shares	Value
Cato Corp. Class A	248	$3,281
Chipotle Mexican Grill Inc. Class Ba	205	9,332
CKE Restaurants Inc.	727	6,034
Collective Brands Inc.[a]	882	9,411
CVS Caremark Corp.	11,988	322,237
Darden Restaurants Inc.	1,267	33,221
Delhaize Group SP ADR	846	54,271
Dick’s Sporting Goods Inc.[a]	804	8,852
Dillard’s Inc. Class A	818	3,558
DineEquity Inc.[b]	160	1,414
Family Dollar Stores Inc.	1,234	34,268
GameStop Corp. Class Aa	1,312	32,511
Gap Inc. (The)	4,525	51,042
Genesco Inc.[a]	160	2,464
Home Depot Inc.	14,310	308,094
J.C. Penney Co. Inc.	1,624	27,202
Kohl’s Corp.[a]	2,451	89,976
Landry’s Restaurants Inc.[b]	197	1,273
Limited Brands Inc.	2,817	22,311
Lowe’s Companies Inc.	12,315	224,995
Macy’s Inc.	3,660	32,757
McDonald’s Corp.	9,388	544,692
Men’s Wearhouse Inc. (The)	447	5,208
Movado Group Inc.	760	5,837
MSC Industrial Direct Co. Inc. Class A	525	17,987
New York & Co. Inc.[a]	658	1,303
99 Cents Only Stores[a]	731	6,126
Nordstrom Inc.	1,601	20,317
Nu Skin Enterprises Inc. Class A	966	9,167
OfficeMax Inc.	934	5,146
Penske Automotive Group Inc.	728	5,402
Regis Corp.	369	4,151
Rite Aid Corp.[a]	6,986	1,956
Saks Inc.[a,b]	1,027	2,588
Sonic Automotive Inc.	510	1,035
Stage Stores Inc.	663	4,740
Talbots Inc. (The)[b]	736	1,494
Target Corp.	5,794	180,773
Tiffany & Co.	1,034	21,456
Tim Hortons Inc.	1,530	37,592
TJX Companies Inc. (The)	3,599	69,893

42	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2009

Security	Shares	Value
Tween Brands Inc.[a]	341	$917
Under Armour Inc. Class Aa,b	376	6,956
Walgreen Co.	8,256	226,297
Wal-Mart Stores Inc.	20,443	963,274
Wendy’s/Arby’s Group Inc. Class A	3,884	19,575
World Fuel Services Corp.	326	11,009
Yum! Brands Inc.	4,155	118,916

		3,857,826

SAVINGS & LOANS – 0.06%
FirstFed Financial Corp.[a,b]	1,779	1,512
Guaranty Financial Group Inc.[a,b]	2,101	3,278
New York Community Bancorp Inc.	2,841	37,643
NewAlliance Bancshares Inc.	1,296	14,243

		56,676

SEMICONDUCTORS – 0.82%
Advanced Micro Devices Inc.[a]	5,477	11,995
Advanced Semiconductor Engineering Inc. ADR	9,871	15,794
Analog Devices Inc.	2,243	44,815
Emulex Corp.[a]	1,191	6,801
Fairchild Semiconductor International Inc. Class Aa	1,430	6,507
Infineon Technologies AG ADR[a]	6,810	5,857
International Rectifier Corp.[a]	693	9,439
LSI Corp.[a]	6,284	19,983
MEMC Electronic Materials Inc.[a]	2,037	27,703
Micron Technology Inc.[a]	7,180	26,710
National Semiconductor Corp.	1,996	20,239
Semiconductor Manufacturing International Corp. ADR[a]	4,799	8,254
STMicroelectronics NV NYS	5,434	28,094
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	37,327	281,446
Teradyne Inc.[a]	1,688	8,119
Texas Instruments Inc.	10,860	162,357
United Microelectronics Corp. SP ADR[b]	23,127	41,860

		725,973

SOFTWARE – 0.80%
American Reprographics Co.[a]	444	2,700
BMC Software Inc.[a]	1,695	42,934
Broadridge Financial Solutions Inc.	1,593	21,490

Security	Shares	Value
Dun & Bradstreet Corp. (The)	471	$35,796
Fair Isaac Corp.	522	6,629
Fidelity National Information Services Inc.	1,669	26,554
Global Payments Inc.	658	22,839
IMS Health Inc.	1,533	22,259
Konami Corp. ADR	895	18,249
MasterCard Inc. Class A	680	92,330
Metavante Technologies Inc.[a]	1,043	15,134
Red Hat Inc.[a]	1,631	23,894
Salesforce.com Inc.[a]	954	25,386
SAP AG SP ADR[b]	7,513	265,810
Sybase Inc.[a]	818	22,340
SYNNEX Corp.[a]	337	5,173
Total System Services Inc.	1,617	20,471
VeriFone Holdings Inc.[a]	888	4,111
VMware Inc. Class Aa	397	8,218
Wipro Ltd. ADR	3,046	21,139

		703,456

TELECOMMUNICATIONS – 8.14%
Alcatel-Lucent SP ADR[a]	20,952	41,275
Amdocs Ltd.[a]	1,595	26,987
America Movil SAB de CV Series L ADR	6,773	193,098
American Tower Corp. Class Aa	3,426	103,945
Anixter International Inc.[a,b]	288	7,770
AT&T Inc.	49,928	1,229,227
BCE Inc.	6,801	139,148
British Telecom PLC SP ADR	6,543	99,715
CenturyTel Inc.	1,002	27,194
China Mobile Hong Kong Ltd. SP ADR	7,044	316,769
China Telecom Corp. Ltd. ADR	1,204	43,501
China Unicom (Hong Kong) Ltd. ADR	10,859	99,794
Cincinnati Bell Inc.[a]	3,728	5,182
CommScope Inc.[a]	641	9,243
Corning Inc.	13,168	133,128
Crown Castle International Corp.[a]	2,231	43,549
Deutsche Telekom AG SP ADR	25,036	301,433
Embarq Corp.	1,208	43,150
FairPoint Communications Inc.	985	2,689

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2009

Security	Shares	Value
France Telecom SA SP ADR	15,997	$359,453
Frontier Communications Corp.	2,898	23,503
Harris Corp.	1,147	49,654
Hellenic Telecommunications Organization SA SP ADR	4,199	31,828
KT Corp. SP ADR[a]	1,739	24,572
Magyar Telekom PLC SP ADR	912	11,172
MasTec Inc.[a]	423	4,496
MetroPCS Communications Inc.[a]	2,127	28,906
Mobile TeleSystems SP ADR	1,628	34,676
Motorola Inc.	18,030	79,873
NeuStar Inc. Class Aa	863	11,754
Nippon Telegraph and Telephone Corp. ADR	7,436	178,985
Nokia OYJ SP ADR	31,993	392,554
NTT DoCoMo Inc. SP ADR	13,921	239,720
Philippine Long Distance Telephone Co. SP ADR	620	27,435
Plantronics Inc.	737	7,481
Portugal Telecom SGPS SP ADR	6,347	51,093
PT Indosat Tbk ADR	491	11,720
PT Telekomunikasi Indonesia SP ADR	2,254	49,385
Qwest Communications International Inc.	12,386	39,883
Rostelecom SP ADR[b]	508	25,405
SK Telecom Co. Ltd. ADR	2,577	42,134
Sprint Nextel Corp.[a]	24,496	59,525
Syniverse Holdings Inc.[a]	637	8,638
Tata Communications Ltd. ADR	283	5,091
Telecom Argentina SA SP ADR[a]	949	7,877
Telecom Corp. of New Zealand Ltd. SP ADR	3,400	22,882
Telecom Italia SpA SP ADR	9,466	116,905
Telefonica SA SP ADR	11,470	614,907
Telefonos de Mexico SAB de CV Series L SP ADR[b]	2,405	42,593
Telkom South Africa Ltd. SP ADR	455	20,307
Telmex Internacional SAB de CV ADR	2,935	27,912
TELUS Corp.	1,381	36,956
Turkcell Iletisim Hizmetleri AS ADR	2,169	28,566
Verizon Communications Inc.	23,939	715,058

Security	Shares	Value
Vimpel-Communications SP ADR	2,519	$15,341
Vodafone Group PLC SP ADR	44,467	826,642
Windstream Corp.	4,072	35,345

		7,177,024

TEXTILES – 0.02%
Mohawk Industries Inc.[a]	449	14,417
UniFirst Corp.	234	6,140

		20,557

TOYS, GAMES & HOBBIES – 0.10%
Hasbro Inc.	1,141	27,532
Marvel Entertainment Inc.[a]	542	14,910
Mattel Inc.	3,226	45,777

		88,219

TRANSPORTATION – 1.41%
Bristow Group Inc.[a]	359	8,684
Burlington Northern Santa Fe Corp.	2,340	155,025
Canadian National Railway Co.	3,940	137,900
Canadian Pacific Railway Ltd.	1,212	36,675
Con-way Inc.	565	12,447
CSX Corp.	3,332	96,495
FedEx Corp.	2,477	126,178
Frontline Ltd.[b]	634	18,075
Genesee & Wyoming Inc. Class Aa	363	9,863
Guangshen Railway Co. Ltd. SP ADR	445	7,080
Kansas City Southern Industries Inc.[a]	731	13,275
Kirby Corp.[a]	561	13,453
Knight Transportation Inc.	931	12,420
Norfolk Southern Corp.	3,094	118,686
Overseas Shipholding Group Inc.	223	7,961
Ryder System Inc.	529	17,870
Ship Finance International Ltd.[b]	700	7,952
Teekay Corp.	567	9,934
Tsakos Energy Navigation Ltd.	329	6,337
Union Pacific Corp.	4,214	184,531
United Parcel Service Inc. Class B	5,762	244,827

		1,245,668

TRUCKING & LEASING – 0.01%
GATX Corp.	407	9,809

		9,809

44	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2009

Security	Shares	Value
WATER – 0.16%
American States Water Co.	411	$14,208
Aqua America Inc.	1,029	21,341
California Water Service Group	364	15,834
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	487	10,558
Veolia Environnement ADR	3,338	75,138

		137,079

TOTAL COMMON STOCKS (Cost: $148,512,340)		88,018,765

PREFERRED STOCKS – 0.03%

ELECTRIC – 0.01%
Companhia Paranaense de Energia SP ADR	1,262	11,661

		11,661

FOREST PRODUCTS & PAPER – 0.01%
Aracruz Celulose SA SP ADR	524	4,396
Votorantim Celulose e Papel SA SP ADR	555	3,219

		7,615

REAL ESTATE INVESTMENT TRUSTS – 0.01%
Public Storage Class A, 6.13%	508	11,908

		11,908

TOTAL PREFERRED STOCKS (Cost: $76,460)		31,184

SHORT-TERM INVESTMENTS – 3.14%

MONEY MARKET FUNDS – 3.14%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 0.93%[c,e,f]	2,298,916	2,298,916
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 0.56%[c,e,f]	371,634	371,634

Security	Shares	Value
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.09%[c,e]	102,352	$102,352

		2,772,902

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,772,902)		2,772,902

TOTAL INVESTMENTS IN SECURITIES – 102.96% (Cost: $151,361,702)		90,822,851

Other Assets, Less Liabilities – (2.96)%		(2,615,034)

NET ASSETS – 100.00%		$88,207,817

ADR – American Depositary Receipts

NVS – Non-Voting Shares

NYS – New York Registered Shares

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited)

iSHARES® NYSE 100 INDEX FUND

January 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.87%

AEROSPACE & DEFENSE – 3.13%
Boeing Co. (The)	9,326	$394,583
General Dynamics Corp.	4,650	263,794
Lockheed Martin Corp.	4,546	372,954
Raytheon Co.	5,919	299,620
United Technologies Corp.	12,478	598,819

		1,929,770

AGRICULTURE – 3.48%
Altria Group Inc.	29,328	485,085
Monsanto Co.	7,702	585,814
Philip Morris International Inc.	28,811	1,070,329

		2,141,228

APPAREL – 0.28%
Nike Inc. Class B	3,856	174,484

		174,484

BANKS – 4.17%
Bank of America Corp.	88,710	583,712
Bank of New York Mellon Corp. (The)	16,226	417,657
State Street Corp.	6,121	142,436
U.S. Bancorp	24,605	365,138
Wells Fargo & Co.	55,997	1,058,343

		2,567,286

BEVERAGES – 3.92%
Coca-Cola Co. (The)	30,314	1,295,014
PepsiCo Inc.	22,296	1,119,928

		2,414,942

BIOTECHNOLOGY – 0.87%
Genentech Inc.[a]	6,601	536,265

		536,265

CHEMICALS – 1.17%
Dow Chemical Co. (The)	13,292	154,054
E.I. du Pont de Nemours and Co.	12,764	293,061
Praxair Inc.	4,376	272,450

		719,565

COMMERCIAL SERVICES – 0.93%
Accenture Ltd.	8,171	257,877
Visa Inc. Class A	6,341	312,928

		570,805

Security	Shares	Value
COMPUTERS – 5.37%
EMC Corp.[a]	29,115	$321,430
Hewlett-Packard Co.	35,105	1,219,899
International Business Machines Corp.	19,292	1,768,112

		3,309,441

COSMETICS & PERSONAL CARE – 4.50%
Colgate-Palmolive Co.	7,242	471,020
Procter & Gamble Co. (The)	42,167	2,298,101

		2,769,121

DIVERSIFIED FINANCIAL SERVICES – 3.79%
American Express Co.	14,538	243,221
Citigroup Inc.	77,281	274,347
Goldman Sachs Group Inc. (The)	5,708	460,807
JPMorgan Chase & Co.	53,144	1,355,703

		2,334,078

ELECTRIC – 3.47%
Dominion Resources Inc.	8,253	290,340
Duke Energy Corp.	17,895	271,109
Entergy Corp.	2,703	206,401
Exelon Corp.	9,398	509,560
FirstEnergy Corp.	4,350	217,456
FPL Group Inc.	5,360	276,308
Southern Co. (The)	10,941	365,976

		2,137,150

ELECTRICAL COMPONENTS & EQUIPMENT – 0.59%
Emerson Electric Co.	11,129	363,918

		363,918

FOOD – 1.62%
General Mills Inc.	4,529	267,890
Kraft Foods Inc. Class A	19,134	536,709
Kroger Co. (The)	8,702	195,795

		1,000,394

HEALTH CARE - PRODUCTS – 6.03%
Alcon Inc.	1,079	92,406
Baxter International Inc.	8,832	517,997
Covidien Ltd.	7,052	270,374
Johnson & Johnson	39,793	2,295,658
Medtronic Inc.	15,990	535,505

		3,711,940

46	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

January 31, 2009

Security	Shares	Value
HEALTH CARE - SERVICES – 1.29%
UnitedHealth Group Inc.	17,506	$495,945
WellPoint Inc.[a]	7,260	300,927

		796,872

HOLDING COMPANIES - DIVERSIFIED – 0.74%
Berkshire Hathaway Inc. Class Ba	153	457,317

		457,317

HOUSEHOLD PRODUCTS & WARES – 0.50%
Kimberly-Clark Corp.	5,924	304,908

		304,908

INSURANCE – 0.86%
MetLife Inc.	7,171	206,023
Travelers Companies Inc. (The)	8,337	322,142

		528,165

MACHINERY – 0.78%
Caterpillar Inc.	8,642	266,606
Deere & Co.	6,151	213,686

		480,292

MANUFACTURING – 4.75%
Danaher Corp.	3,520	196,874
General Electric Co.	142,187	1,724,728
Honeywell International Inc.	9,476	310,908
Illinois Tool Works Inc.	6,268	204,713
3M Co.	9,127	490,941

		2,928,164

MEDIA – 1.60%
Time Warner Inc.	50,964	475,494
Walt Disney Co. (The)	24,701	510,817

		986,311

OIL & GAS – 18.53%
Anadarko Petroleum Corp.	6,551	240,684
Apache Corp.	4,750	356,250
Chevron Corp.	28,932	2,040,285
ConocoPhillips	19,657	934,297
Devon Energy Corp.	5,976	368,122
EOG Resources Inc.	3,526	238,957
Exxon Mobil Corp.	72,437	5,539,982
Hess Corp.	4,142	230,337
Marathon Oil Corp.	10,132	275,894

Security	Shares	Value
Occidental Petroleum Corp.	11,706	$638,562
Transocean Ltd.[a]	4,556	248,849
XTO Energy Inc.	8,230	305,251

		11,417,470

OIL & GAS SERVICES – 1.48%
Halliburton Co.	12,760	220,110
Schlumberger Ltd.	16,962	692,219

		912,329

PHARMACEUTICALS – 9.94%
Abbott Laboratories	21,912	1,214,801
Bristol-Myers Squibb Co.	28,003	599,544
Eli Lilly and Co.	13,768	506,938
Medco Health Solutions Inc.[a]	7,105	319,228
Merck & Co. Inc.	30,123	860,012
Pfizer Inc.	95,982	1,399,418
Schering-Plough Corp.	23,078	405,250
Wyeth	19,013	816,989

		6,122,180

RETAIL – 7.63%
CVS Caremark Corp.	20,384	547,922
Home Depot Inc.	24,179	520,574
Lowe’s Companies Inc.	20,839	380,728
McDonald’s Corp.	15,878	921,242
Target Corp.	9,752	304,262
Walgreen Co.	14,130	387,303
Wal-Mart Stores Inc.	34,737	1,636,807

		4,698,838

SEMICONDUCTORS – 0.45%
Texas Instruments Inc.	18,402	275,110

		275,110

TELECOMMUNICATIONS – 5.72%
AT&T Inc.	84,597	2,082,778
Corning Inc.	22,314	225,594
Verizon Communications Inc.	40,728	1,216,545

		3,524,917

TRANSPORTATION – 2.28%
Burlington Northern Santa Fe Corp.	3,992	264,470
FedEx Corp.	4,126	210,178
Norfolk Southern Corp.	5,252	201,467

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

January 31, 2009

Security	Shares	Value
Union Pacific Corp.	7,263	$318,047
United Parcel Service Inc. Class B	9,714	412,748

		1,406,910

TOTAL COMMON STOCKS
(Cost: $95,589,152)		61,520,170

SHORT-TERM INVESTMENTS – 0.07%

MONEY MARKET FUNDS – 0.07%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.09%[b,c]	41,981	41,981

		41,981

TOTAL SHORT-TERM INVESTMENTS
(Cost: $41,981)		41,981

TOTAL INVESTMENTS IN SECURITIES – 99.94% (Cost: $95,631,133)		61,562,151

Other Assets, Less Liabilities – 0.06%		39,236

NET ASSETS – 100.00%		$61,601,387

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

48	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2009

	iShares S&P North American
	Technology Sector Index Fund	Technology- Multimedia Networking Index Fund	Technology- Semiconductors Index Fund	Technology- Software Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$317,048,857	$88,237,224	$206,196,919	$368,692,932
Affiliated issuers (Note 2)	1,720,525	2,373,894	5,030,079	17,933,452

Total cost of investments	$318,769,382	$90,611,118	$211,226,998	$386,626,384

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$168,778,377	$39,023,873	$81,215,071	$210,229,673
Affiliated issuers (Note 2)	1,720,525	2,373,894	5,030,079	17,933,452

Total fair value of investments	170,498,902	41,397,767	86,245,150	228,163,125
Receivables:
Investment securities sold	–	175,366	–	21,862
Dividends and interest	52,162	1,561	71,473	30,895

Total Assets	170,551,064	41,574,694	86,316,623	228,215,882

LIABILITIES
Payables:
Investment securities purchased	–	208,488	–	–
Collateral for securities on loan (Note 5)	1,626,761	2,306,159	4,928,087	17,757,515
Capital shares redeemed	–	–	–	26,729
Investment advisory fees (Note 2)	72,271	20,100	35,433	109,460

Total Liabilities	1,699,032	2,534,747	4,963,520	17,893,704

NET ASSETS	$168,852,032	$39,039,947	$81,353,103	$210,322,178

Net assets consist of:
Paid-in capital	$361,250,250	$168,335,804	$269,526,789	$440,235,267
Undistributed (distributions in excess of) net investment income (accumulated net investment loss)	(29,012)	(20,820)	12,195	(209,583)
Accumulated net realized loss	(44,098,726)	(80,061,686)	(63,204,033)	(71,240,247)
Net unrealized depreciation	(148,270,480)	(49,213,351)	(124,981,848)	(158,463,259)

NET ASSETS	$168,852,032	$39,039,947	$81,353,103	$210,322,178

Shares outstanding[b]	5,150,000	2,300,000	2,950,000	7,000,000

Net asset value per share	$32.79	$16.97	$27.58	$30.05

[a]	Securities on loan with market values of $1,580,394, $2,213,496, $4,722,335 and $17,159,620, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2009

	iShares S&P North American	iShares NYSE
	Natural Resources Sector Index Fund	Composite Index Fund	100 Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$1,669,092,382	$147,895,397	$95,589,152
Affiliated issuers (Note 2)	22,625,671	3,466,305	41,981

Total cost of investments	$1,691,718,053	$151,361,702	$95,631,133

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$1,130,419,680	$87,950,612	$61,520,170
Affiliated issuers (Note 2)	22,625,671	2,872,239	41,981

Total fair value of investments	1,153,045,351	90,822,851	61,562,151
Receivables:
Investment securities sold	1,354,805	13,547	–
Dividends and interest	210,614	193,013	135,333
Capital shares sold	1,053	–	–

Total Assets	1,154,611,823	91,029,411	61,697,484

LIABILITIES
Payables:
Investment securities purchased	1,355,957	130,557	85,103
Collateral for securities on loan (Note 5)	21,941,221	2,670,550	–
Capital shares redeemed	2,554	–	–
Investment advisory fees (Note 2)	484,636	20,487	10,994

Total Liabilities	23,784,368	2,821,594	96,097

NET ASSETS	$1,130,827,455	$88,207,817	$61,601,387

Net assets consist of:
Paid-in capital	$1,684,001,936	$154,047,986	$111,823,756
Undistributed (distributions in excess of) net investment income	(117,528)	142,624	126,042
Accumulated net realized loss	(14,384,251)	(5,443,942)	(16,279,429)
Net unrealized depreciation	(538,672,702)	(60,538,851)	(34,068,982)

NET ASSETS	$1,130,827,455	$88,207,817	$61,601,387

Shares outstanding[b]	46,050,000	1,850,000	1,400,000

Net asset value per share	$24.56	$47.68	$44.00

[a]	Securities on loan with market values of $21,395,976, $2,569,097 and $–, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

50	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2009

	iShares S&P North American
	Technology Sector Index Fund	Technology- Multimedia Networking Index Fund	Technology- Semiconductors Index Fund	Technology- Software Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$1,196,589	$211,171	$940,012	$527,524
Interest from affiliated issuers (Note 2)	1,311	238	680	1,221
Securities lending income from affiliated issuers (Note 2)	21,941	13,341	49,128	102,152

Total investment income	1,219,841	224,750	989,820	630,897

EXPENSES
Investment advisory fees (Note 2)	589,568	148,051	297,080	887,214

Total expenses	589,568	148,051	297,080	887,214

Net investment income (loss)	630,273	76,699	692,740	(256,317)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(11,431,401)	(20,366,446)	(8,376,725)	(26,341,426)
In-kind redemptions	(19,238,503)	(11,266,463)	(21,779,710)	(33,878,572)

Net realized loss	(30,669,904)	(31,632,909)	(30,156,435)	(60,219,998)

Net change in unrealized appreciation (depreciation)	(88,143,238)	(3,413,081)	(40,495,921)	(117,245,699)

Net realized and unrealized loss	(118,813,142)	(35,045,990)	(70,652,356)	(177,465,697)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(118,182,869)	$(34,969,291)	$(69,959,616)	$(177,722,014)

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2009

	iShares S&P North American	iShares NYSE
	Natural Resources Sector Index Fund	Composite Index Fund	100 Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$11,122,692	$1,510,286	$1,181,395
Dividends from affiliated issuers (Note 2)	–	12,261	–
Interest from affiliated issuers (Note 2)	4,948	739	383
Securities lending income from affiliated issuers (Note 2)	200,816	12,623	47

Total investment income	11,328,456	1,535,909	1,181,825

EXPENSES
Investment advisory fees (Note 2)	3,395,877	130,831	75,468

Total expenses	3,395,877	130,831	75,468

Net investment income	7,932,579	1,405,078	1,106,357

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(74,592,717)	(4,948,804)	(11,076,862)
Investments in affiliated issuers (Note 2)	–	(2,208)	–
In-kind redemptions	96,306,056	350,992	(501,125)
Short positions (Note 1)	(83)	–	–

Net realized gain (loss)	21,713,256	(4,600,020)	(11,577,987)

Net change in unrealized appreciation (depreciation) on:
Investments	(870,349,217)	(44,861,356)	(17,355,413)
Short positions (Note 1)	83	–	–

Net change in unrealized appreciation (depreciation)	(870,349,134)	(44,861,356)	(17,355,413)

Net realized and unrealized loss	(848,635,878)	(49,461,376)	(28,933,400)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(840,703,299)	$(48,056,298)	$(27,827,043)

[a]	Net of foreign withholding tax of $220,815, $48,145 and $–, respectively.

See notes to financial statements.

52	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P North American Technology Sector Index Fund		iShares S&P North American Technology-Multimedia Networking Index Fund
	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$630,273	$795,179	$76,699	$(158,304)
Net realized gain (loss)	(30,669,904)	11,589,309	(31,632,909)	(6,662,867)
Net change in unrealized appreciation (depreciation)	(88,143,238)	(49,812,724)	(3,413,081)	(29,896,783)

Net decrease in net assets resulting from operations	(118,182,869)	(37,428,236)	(34,969,291)	(36,717,954)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(705,940)	(748,524)	(128,494)	–
Return of capital	–	(120,844)	–	(4,787)

Total distributions to shareholders	(705,940)	(869,368)	(128,494)	(4,787)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	57,917,658	231,701,500	17,921,626	182,597,210
Cost of shares redeemed	(107,490,693)	(223,588,207)	(37,594,954)	(278,194,964)

Net increase (decrease) in net assets from capital share transactions	(49,573,035)	8,113,293	(19,673,328)	(95,597,754)

DECREASE IN NET ASSETS	(168,461,844)	(30,184,311)	(54,771,113)	(132,320,495)

NET ASSETS
Beginning of period	337,313,876	367,498,187	93,811,060	226,131,555

End of period	$168,852,032	$337,313,876	$39,039,947	$93,811,060

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(29,012)	$46,655	$(20,820)	$30,975

SHARES ISSUED AND REDEEMED
Shares sold	1,350,000	4,000,000	850,000	5,350,000
Shares redeemed	(2,700,000)	(4,050,000)	(1,800,000)	(8,500,000)

Net decrease in shares outstanding	(1,350,000)	(50,000)	(950,000)	(3,150,000)

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P North American Technology-Semiconductors Index Fund		iShares S&P North American Technology-Software Index Fund
	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$692,740	$1,411,039	$(256,317)	$(989,192)
Net realized gain (loss)	(30,156,435)	(11,211,205)	(60,219,998)	10,025,278
Net change in unrealized appreciation (depreciation)	(40,495,921)	(59,177,636)	(117,245,699)	(26,309,981)

Net decrease in net assets resulting from operations	(69,959,616)	(68,977,802)	(177,722,014)	(17,273,895)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(820,006)	(1,271,578)	–	–
Return of capital	–	(34,773)	–	–

Total distributions to shareholders	(820,006)	(1,306,351)	–	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	78,406,074	895,831,652	168,413,158	748,408,396
Cost of shares redeemed	(107,191,893)	(947,839,343)	(221,846,297)	(479,859,240)

Net increase (decrease) in net assets from capital share transactions	(28,785,819)	(52,007,691)	(53,433,139)	268,549,156

INCREASE (DECREASE) IN NET ASSETS	(99,565,441)	(122,291,844)	(231,155,153)	251,275,261

NET ASSETS
Beginning of period	180,918,544	303,210,388	441,477,331	190,202,070

End of period	$81,353,103	$180,918,544	$210,322,178	$441,477,331

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$12,195	$139,461	$(209,583)	$46,734

SHARES ISSUED AND REDEEMED
Shares sold	2,100,000	16,350,000	3,750,000	15,350,000
Shares redeemed	(3,000,000)	(17,100,000)	(6,050,000)	(10,200,000)

Net increase (decrease) in shares outstanding	(900,000)	(750,000)	(2,300,000)	5,150,000

See notes to financial statements.

54	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P North American Natural Resources Sector Index Fund		iShares NYSE Composite Index Fund
	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,932,579	$16,586,215	$1,405,078	$2,977,527
Net realized gain (loss)	21,713,256	192,052,608	(4,600,020)	9,519,704
Net change in unrealized appreciation (depreciation)	(870,349,134)	(29,309,980)	(44,861,356)	(24,108,800)

Net increase (decrease) in net assets resulting from operations	(840,703,299)	179,328,843	(48,056,298)	(11,611,569)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,517,533)	(16,118,789)	(1,474,869)	(2,858,901)

Total distributions to shareholders	(8,517,533)	(16,118,789)	(1,474,869)	(2,858,901)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	379,206,164	653,158,392	29,151,428	80,498,141
Cost of shares redeemed	(556,249,031)	(526,956,338)	(7,480,301)	(67,957,425)

Net increase (decrease) in net assets from capital share transactions	(177,042,867)	126,202,054	21,671,127	12,540,716

INCREASE (DECREASE) IN NET ASSETS	(1,026,263,699)	289,412,108	(27,860,040)	(1,929,754)

NET ASSETS
Beginning of period	2,157,091,154	1,867,679,046	116,067,857	117,997,611

End of period	$1,130,827,455	$2,157,091,154	$88,207,817	$116,067,857

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(117,528)	$467,426	$142,624	$212,415

SHARES ISSUED AND REDEEMED
Shares sold	13,300,000	15,050,000	500,000	950,000
Shares redeemed	(16,900,000)	(12,050,000)	(150,000)	(800,000)

Net increase (decrease) in shares outstanding	(3,600,000)	3,000,000	350,000	150,000

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares NYSE 100 Index Fund
	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,106,357	$2,888,869
Net realized gain (loss)	(11,577,987)	7,264,748
Net change in unrealized appreciation (depreciation)	(17,355,413)	(24,497,882)

Net decrease in net assets resulting from operations	(27,827,043)	(14,344,265)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,182,637)	(3,064,941)

Total distributions to shareholders	(1,182,637)	(3,064,941)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,500,364	3,435,271
Cost of shares redeemed	(2,529,127)	(150,790,741)

Net decrease in net assets from capital share transactions	(28,763)	(147,355,470)

DECREASE IN NET ASSETS	(29,038,443)	(164,764,676)

NET ASSETS
Beginning of period	90,639,830	255,404,506

End of period	$61,601,387	$90,639,830

Undistributed net investment income included in net assets at end of period	$126,042	$202,322

SHARES ISSUED AND REDEEMED
Shares sold	50,000	50,000
Shares redeemed	(50,000)	(2,000,000)

Net decrease in shares outstanding	–	(1,950,000)

See notes to financial statements.

56	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Technology Sector Index Fund
	Six months ended Jan. 31, 2009 (Unaudited)	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004

Net asset value, beginning of period	$51.89	$56.11	$42.86	$46.05	$41.79	$38.51

Income from investment operations:
Net investment income (loss)	0.11 [a]	0.11 [a]	0.05 [a]	0.02 [a]	0.35	(0.06)
Net realized and unrealized gain (loss)[b]	(19.08)	(4.21)	13.27	(3.17)	4.28	3.34

Total from investment operations	(18.97)	(4.10)	13.32	(3.15)	4.63	3.28

Less distributions from:
Net investment income	(0.13)	(0.10)	(0.05)	(0.04)	(0.34)	–
Return of capital	–	(0.02)	(0.02)	–	(0.03)	–

Total distributions	(0.13)	(0.12)	(0.07)	(0.04)	(0.37)	–

Net asset value, end of period	$32.79	$51.89	$56.11	$42.86	$46.05	$41.79

Total return	(36.55)%[c]	(7.32)%	31.09%	(6.85)%	11.10%	8.52%

Ratios/Supplemental data:
Net assets, end of period (000s)	$168,852	$337,314	$367,498	$201,458	$294,705	$185,966
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets[d]	0.51%	0.20%	0.09%	0.04%	0.81%	(0.20)%
Portfolio turnover rate[e]	4%	6%	20%	5%	7%	5%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Technology-Multimedia Networking Index Fund
	Six months ended Jan. 31, 2009 (Unaudited)	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004

Net asset value, beginning of period	$28.86	$35.33	$26.25	$29.90	$26.97	$20.75

Income from investment operations:
Net investment income (loss)	0.03 [a]	(0.03)[a]	(0.08)[a]	(0.10)[a]	(0.08)	(0.07)
Net realized and unrealized gain (loss)[b]	(11.88)	(6.44)	9.16	(3.55)	3.01	6.29

Total from investment operations	(11.85)	(6.47)	9.08	(3.65)	2.93	6.22

Less distributions from:
Net investment income	(0.04)	–	–	–	–	–
Return of capital	–	(0.00)[c]	–	–	–	–

Total distributions	(0.04)	(0.00)[c]	–	–	–	–

Net asset value, end of period	$16.97	$28.86	$35.33	$26.25	$29.90	$26.97

Total return	(41.00)%[d]	(18.31)%	34.59%	(12.21)%	10.86%	29.98%

Ratios/Supplemental data:
Net assets, end of period (000s)	$39,040	$93,811	$226,132	$157,518	$147,986	$146,986
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets[e]	0.25%	(0.10)%	(0.25)%	(0.31)%	(0.26)%	(0.31)%
Portfolio turnover rate[f]	11%	23%	53%	32%	16%	12%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Technology-Semiconductors Index Fund
	Six months ended Jan. 31, 2009 (Unaudited)	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004

Net asset value, beginning of period	$46.99	$65.92	$55.51	$58.84	$50.64	$48.34

Income from investment operations:
Net investment income (loss)	0.20 [a]	0.31 [a]	0.20 [a]	0.04 [a]	(0.03)	(0.16)
Net realized and unrealized gain (loss)[b]	(19.36)	(18.94)	10.43	(3.30)	8.23	2.46

Total from investment operations	(19.16)	(18.63)	10.63	(3.26)	8.20	2.30

Less distributions from:
Net investment income	(0.25)	(0.29)	(0.21)	(0.05)	–	–
Return of capital	–	(0.01)	(0.01)	(0.02)	–	(0.00)[c]

Total distributions	(0.25)	(0.30)	(0.22)	(0.07)	–	(0.00)[c]

Net asset value, end of period	$27.58	$46.99	$65.92	$55.51	$58.84	$50.64

Total return	(40.78)%[d]	(28.35)%	19.16%	(5.56)%	16.19%	4.76%

Ratios/Supplemental data:
Net assets, end of period (000s)	$81,353	$180,919	$303,210	$263,678	$544,316	$124,066
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets[e]	1.12%	0.55%	0.32%	0.07%	(0.09)%	(0.20)%
Portfolio turnover rate[f]	5%	14%	25%	6%	10%	6%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Technology-Software Index Fund
	Six months ended Jan. 31, 2009 (Unaudited)	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004

Net asset value, beginning of period	$47.47	$45.83	$37.63	$40.29	$33.85	$31.56

Income from investment operations:
Net investment income (loss)	(0.03)[a]	(0.14)[a]	(0.12)[a]	(0.13)[a]	0.20	(0.15)
Net realized and unrealized gain (loss)[b]	(17.39)	1.78	8.32	(2.53)	6.48	2.44

Total from investment operations	(17.42)	1.64	8.20	(2.66)	6.68	2.29

Less distributions from:
Net investment income	–	–	–	–	(0.24)	–

Total distributions	–	–	–	–	(0.24)	–

Net asset value, end of period	$30.05	$47.47	$45.83	$37.63	$40.29	$33.85

Total return	(36.70)%[c]	3.58%	21.79%	(6.60)%	19.72%	7.26%

Ratios/Supplemental data:
Net assets, end of period (000s)	$210,322	$441,477	$190,202	$80,900	$229,641	$115,077
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets[d]	(0.14)%	(0.30)%	(0.26)%	(0.31)%	0.59%	(0.40)%
Portfolio turnover rate[e]	12%	18%	25%	16%	13%	11%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Natural Resources Sector Index Fund
	Six months ended Jan. 31, 2009 (Unaudited)	Year ended Jul. 31, 2008[a]	Year ended Jul. 31, 2007[a]	Year ended Jul. 31, 2006[a]	Year ended Jul. 31, 2005[a]	Year ended Jul. 31, 2004[a]

Net asset value, beginning of period	$43.45	$40.04	$33.87	$26.97	$19.50	$14.51

Income from investment operations:
Net investment income	0.17 [b]	0.32 [b]	0.40 [b]	0.35 [b]	0.27	0.22
Net realized and unrealized gain (loss)[c]	(18.88)	3.41	6.17	6.88	7.47	5.01

Total from investment operations	(18.71)	3.73	6.57	7.23	7.74	5.23

Less distributions from:
Net investment income	(0.18)	(0.32)	(0.40)	(0.33)	(0.27)	(0.24)
Return of capital	–	–	(0.00)[d]	–	–	–

Total distributions	(0.18)	(0.32)	(0.40)	(0.33)	(0.27)	(0.24)

Net asset value, end of period	$24.56	$43.45	$40.04	$33.87	$26.97	$19.50

Total return	(43.04)%[e]	9.25%	19.56%	26.96%	39.92%	36.34%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,130,827	$2,157,091	$1,867,679	$1,453,116	$800,886	$263,270
Ratio of expenses to average net assets[f]	0.48%	0.48%	0.48%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[f]	1.12%	0.73%	1.14%	1.12%	1.20%	1.33%
Portfolio turnover rate[g]	10%	8%	18%	7%	8%	7%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares NYSE Composite Index Fund
	Six months ended Jan. 31, 2009 (Unaudited)	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Period from Mar. 30, 2004[a] to Jul. 31, 2004

Net asset value, beginning of period	$77.38	$87.41	$75.53	$68.30	$58.82	$60.34

Income from investment operations:
Net investment income	0.80 [b]	2.10 [b]	1.70 [b]	1.66 [b]	1.63	0.34
Net realized and unrealized gain (loss)[c]	(29.64)	(10.14)	11.90	6.74	9.46	(1.60)

Total from investment operations	(28.84)	(8.04)	13.60	8.40	11.09	(1.26)

Less distributions from:
Net investment income	(0.86)	(1.99)	(1.72)	(1.17)	(1.61)	(0.26)

Total distributions	(0.86)	(1.99)	(1.72)	(1.17)	(1.61)	(0.26)

Net asset value, end of period	$47.68	$77.38	$87.41	$75.53	$68.30	$58.82

Total return	(37.50)%[d]	(9.38)%	18.10%	12.40%	19.03%	(2.10)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$88,208	$116,068	$117,998	$56,648	$13,661	$14,705
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	2.68%	2.45%	2.02%	2.26%	2.01%	1.98%
Portfolio turnover rate[f]	3%	5%	7%	4%	5%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares NYSE 100 Index Fund
	Six months ended Jan. 31, 2009 (Unaudited)	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Period from Mar. 29, 2004[a] to Jul. 31, 2004

Net asset value, beginning of period	$64.74	$76.24	$68.41	$64.54	$59.80	$60.80

Income from investment operations:
Net investment income	0.79 [b]	1.82 [b]	1.56 [b]	1.21 [b]	1.25	0.33
Net realized and unrealized gain (loss)[c]	(20.69)	(11.32)	7.79	3.85	4.73	(1.13)

Total from investment operations	(19.90)	(9.50)	9.35	5.06	5.98	(0.80)

Less distributions from:
Net investment income	(0.84)	(2.00)	(1.52)	(1.19)	(1.24)	(0.20)

Total distributions	(0.84)	(2.00)	(1.52)	(1.19)	(1.24)	(0.20)

Net asset value, end of period	$44.00	$64.74	$76.24	$68.41	$64.54	$59.80

Total return	(30.96)%[d]	(12.76)%	13.73%	7.93%	10.06%	(1.32)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$61,601	$90,640	$255,405	$318,115	$32,271	$32,888
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	2.93%	2.47%	2.09%	1.83%	2.03%	1.89%
Portfolio turnover rate[f]	8%	15%	10%	6%	7%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P North American Technology Sector, iShares S&P North American Technology-Multimedia Networking, iShares S&P North American Technology-Semiconductors, iShares S&P North American Technology-Software, iShares S&P North American Natural Resources Sector, iShares NYSE Composite and iShares NYSE 100 Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares NYSE Composite and iShares NYSE 100 Index Funds, which are classified as diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). Effective August 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

64	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Funds. The Funds consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities and certain U.S. government securities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the inputs used in valuing the Funds’ investments as of January 31, 2009:

	Investments in Securities
iShares Index Fund	Level 1	Level 2	Level 3	Total
S&P North American Technology Sector	$170,498,902	$–	$–	$170,498,902
S&P North American Technology-Multimedia Networking	41,397,767	–	–	41,397,767
S&P North American Technology-Semiconductors	86,245,150	–	–	86,245,150
S&P North American Technology-Software	228,163,125	–	–	228,163,125
S&P North American Natural Resources Sector	1,153,045,351	–	–	1,153,045,351
NYSE Composite	90,807,488	–	15,363	90,822,851
NYSE 100	61,562,151	–	–	61,562,151

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the six months ended January 31, 2009:

iShares Index Fund	Balance at Beginning of Period	(Amortized Premiums) Accreted Discounts	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in or out	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
NYSE Composite	$–	$–	$(3,273)	$–	$18,636	$15,363	$3,273

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal

66	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended January 31, 2009.

The Funds had tax basis net capital loss carryforwards as of July 31, 2008, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Total
S&P North American Technology Sector	$638,692	$1,579,887	$2,523,700	$143,622	$184,019	$1,580,603	$850,629	$7,501,152
S&P North American Technology-Multimedia Networking	130,370	5,798,354	3,242,309	981,871	4,629,661	8,142,402	20,065,788	42,990,755
S&P North American Technology- Semiconductors	175,882	472,453	510,075	2,373	1,635,360	5,309,649	17,237,123	25,342,915
S&P North American Technology-Software	–	797,714	761,567	–	38,268	2,827,824	289,827	4,715,200
S&P North American Natural Resources Sector	–	256,427	187,450	–	1,870,831	785,924	2,497,939	5,598,571
NYSE Composite	–	–	–	–	–	8,687	506,184	514,871
NYSE 100	–	–	25,021	–	208,513	123,690	775,077	1,132,301

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the six months ended January 31, 2009, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended January 31, 2009 are disclosed in the Funds’ Statements of Operations.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of January 31, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
S&P North American Technology Sector	$320,024,344	$–	$(149,525,442)	$(149,525,442)
S&P North American Technology-Multimedia Networking	92,834,286	–	(51,436,519)	(51,436,519)
S&P North American Technology-Semiconductors	213,601,571	–	(127,356,421)	(127,356,421)
S&P North American Technology-Software	389,350,918	–	(161,187,793)	(161,187,793)
S&P North American Natural Resources Sector	1,714,773,172	–	(561,727,821)	(561,727,821)
NYSE Composite	152,263,996	–	(61,441,145)	(61,441,145)
NYSE 100	96,358,285	–	(34,796,134)	(34,796,134)

Management has reviewed the tax positions as of January 31, 2009, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

SHORT POSITIONS

From time to time, in order to track the performance of their respective benchmark index, the Funds may sell non-index securities that they will receive through corporate actions occurring on the opening of market trading on the following business day. Such short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability on the Funds’ Statements of Assets and Liabilities and is equal to the current market value of the securities to be delivered. Any market fluctuation between the value of the obligation to sell these securities and the current market value are reflected as unrealized appreciation (depreciation) in the Funds’ Statements of Operations. Upon receipt of the securities related to corporate actions, the Funds record a realized gain (loss). Details of the short positions resulting from the non-index securities sold by the Funds, if any, are included in their respective Schedules of Investments.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each of the iShares S&P North American Technology Sector, iShares S&P North American Technology-Multimedia Networking, iShares S&P North American Technology-Semiconductors, iShares S&P North American Technology-Software and iShares S&P North American Natural Resources Sector Index Funds, BGFA is entitled to an annual investment

68	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets

0.48%	First $10 billion
0.43	Over $10 billion

For its investment advisory services to the iShares NYSE Composite and iShares NYSE 100 Index Funds, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
NYSE Composite	0.25%
NYSE 100	0.20

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended January 31, 2009, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P North American Technology Sector	$21,941
S&P North American Technology-Multimedia Networking	13,341
S&P North American Technology-Semiconductors	49,128
S&P North American Technology-Software	102,152
S&P North American Natural Resources Sector	200,816
NYSE Composite	12,623
NYSE 100	47

Cross trades for the six months ended January 31, 2009, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

For the six months ended January 31, 2009, the iShares NYSE Composite Index Fund had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Loss
Barclays PLC SP ADR	13	5	1	17	$99,337	$12,261	$(2,208)

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2009 were as follows:

iShares Index Fund	Purchases	Sales
S&P North American Technology Sector	$12,967,869	$10,702,179
S&P North American Technology-Multimedia Networking	10,491,453	6,999,402
S&P North American Technology-Semiconductors	6,872,654	6,803,548
S&P North American Technology-Software	42,393,328	42,450,358
S&P North American Natural Resources Sector	155,755,108	160,752,670
NYSE Composite	4,222,281	3,011,343
NYSE 100	6,800,135	6,111,926

70	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended January 31, 2009 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P North American Technology Sector	$57,850,386	$107,309,752
S&P North American Technology-Multimedia Networking	17,900,326	37,556,600
S&P North American Technology-Semiconductors	77,940,343	106,992,188
S&P North American Technology-Software	168,322,825	221,732,087
S&P North American Natural Resources Sector	378,502,791	548,939,410
NYSE Composite	29,024,312	7,445,104
NYSE 100	2,493,143	2,523,092

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of January 31, 2009, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA. The market value of the securities on loan as of January 31, 2009 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

NOTES TO FINANCIAL STATEMENTS	71

Notes:

72	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources

Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology-Semiconductors (IGW)

iShares S&P North American Technology-Software (IGV)

iShares S&P North American Technology

Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials

Sector (IYM)

iShares Dow Jones U.S. Consumer Services

Sector (IYC)

iShares Dow Jones U.S. Consumer Goods

Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications

Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace &

Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare

Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment &

Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office

Capped (FIO)

iShares FTSE NAREIT Mortgage Plus

Capped (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential Plus

Capped (REZ)

iShares FTSE NAREIT Retail Capped (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Clean Energy (ICLN)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples

Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Nuclear Energy (NUCL)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications

Sector (IXP)

iShares S&P Global Timber& Forestry (WOOD)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE China (HK Listed) (FCHI)

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria Investable Market (EWO)

iShares MSCI Belgium Investable Market (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile Investable Market (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable

Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico Investable Market (EWW)

iShares MSCI Netherlands Investable

Market (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Barclays Aggregate (AGG)

iShares Barclays MBS (MBB)

iShares Barclays Short Treasury (SHV)

iShares Barclays 1-3 Year Treasury (SHY)

iShares Barclays 3-7 Year Treasury (IEI)

iShares Barclays 7-10 Year Treasury (IEF)

iShares Barclays 10-20 Year Treasury (TLH)

iShares Barclays 20+ Year Treasury (TLT)

iShares Barclays TIPS (TIP)

iShares Barclays Agency (AGZ)

iShares Barclays Credit (CFT)

iShares Barclays 1-3 Year Credit (CSJ)

iShares Barclays Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade

Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Barclays Government/Credit (GBF)

iShares Barclays Intermediate

Government/Credit (GVI)

iShares S&P National Municipal (MUB)

iShares S&P Short Term National

Municipal (SUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares S&P/Citigroup International

Treasury (IGOV)

iShares S&P/Citigroup 1-3 Year

International Treasury (ISHG)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North

America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI All Country Asia ex Japan (AAXJ)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Developed ex-U.S. Property (WPS)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iSHARES FAMILY OF FUNDS	73

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares S&P Allocation Funds

iShares S&P Conservative (AOK)

iShares S&P Moderate (AOM)

iShares S&P Growth (AOR)

iShares S&P Aggressive (AOA)

iShares S&P Target Date Index Funds

iShares S&P Target Date Retirement

Income (TGR)

iShares S&P Target Date 2010 (TZD)

iShares S&P Target Date 2015 (TZE)

iShares S&P Target Date 2020 (TZG)

iShares S&P Target Date 2025 (TZI)

iShares S&P Target Date 2030 (TZL)

iShares S&P Target Date 2035 (TZO)

iShares S&P Target Date 2040 (TZV)

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”) The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s, nor are they sponsored or endorsed by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above except Barclays Capital, which is an affiliate of BGI. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and service mark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and service mark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2009 Semi-Annual Report.

iS-0454 0309

74	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

The iShares Funds are distributed by SEI Investments Distributions Co. (SEI) Barclays Global Fund Advisors (BGFA) serves as an advisor to the “Shares Funds BGFA is a subsidiary of Barclays Global Investors. N.A. (BGI), neither of which is affiliated with SEI.

The iShares Funds are not sponsored endorsed, issued, sold or promoted by Standard & Poor’s or New York Stock Exchange, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI nor any of their affiliates, are affiliated with the companies listed above.

©2009 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks Servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk. including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737: on the Funds website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Website or may be reviewed and copied at the SEC’s Public Reference Room in Washington. D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

iShares® LET’S BUILD A BETTER INVESTMENT WORLD.® BARCLAYS GLOBAL INVESTORS

Fund Performance Overview

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

Performance as of January 31, 2009

The iShares FTSE Developed Small Cap ex-North America Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Developed Small Cap ex-North America Index (the “Index”). The Index measures the stock performance of small-capitalization companies in developed countries outside of North America, as defined by FTSE International Limited. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2009, the total return for the Fund was (44.33)%, while the total return for the Index was (43.88)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 1/31/09			Inception to 1/31/09			Inception to 1/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(47.21)%	(48.20)%	(46.41)%	(47.77)%	(48.22)%	(47.16)%	(54.78)%	(55.26)%	(54.14)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/09
Sector	Percentage of Net Assets
Industrial	21.49%

Financial	21.47

Consumer Non-Cyclical	17.46

Consumer Cyclical	14.37

Basic Materials	6.15

Communications	5.50

Technology	5.48

Energy	5.05

Diversified	1.75

Utilities	0.90

Short-Term and Other Net Assets	0.38

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/09
Security	Percentage of Net Assets
Toho Bank Ltd. (The) (Japan)	0.82%

Kureha Corp. (Japan)	0.80

Kisoji Co. Ltd. (Japan)	0.70

Ryosan Co. Ltd. (Japan)	0.68

PSP Swiss Property AG Registered (Switzerland)	0.64

Kagome Co. Ltd. (Japan)	0.62

Mikuni Coca-Cola Bottling Co. Ltd. (Japan)	0.62

Basler Kantonalbank Participation Certificates (Switzerland)	0.60

Oita Bank Ltd. (The) (Japan)	0.59

Doutor Nichires Holdings Co. Ltd. (Japan)	0.55

TOTAL	6.62%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

Performance as of January 31, 2009

The iShares FTSE/Xinhua China 25 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE/Xinhua China 25 Index (the “Index”). The Index is designed to represent the performance of the largest companies in the Chinese equity market that are available to international investors. The Index consists of 25 of the largest and most liquid Chinese companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2009, the total return for the Fund and the Index was (42.98)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 1/31/09			Inception to 1/31/09			Inception to 1/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(43.26)%	(46.47)%	(42.86)%	10.43%	9.84%	10.68%	53.60%	50.07%	55.11%

Total returns for the period since inception are calculated from the inception date of the Fund (10/5/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/8/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/09
Sector	Percentage of Net Assets
Financial	46.56%

Energy	20.35

Communications	17.48

Industrial	7.20

Utilities	4.09

Diversified	2.15

Basic Materials	1.32

Consumer Cyclical	0.84

Short-Term and Other Net Assets	0.01

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/09
Security	Percentage of Net Assets
China Mobile Ltd.	9.06%

China Life Insurance Co. Ltd. Class H	7.85

Industrial and Commercial Bank of China Ltd. Class H	7.55

Bank of China Ltd. Class H	7.39

PetroChina Co. Ltd. Class H	5.95

China Telecom Corp. Ltd. Class H	4.71

China Construction Bank Class H	4.61

China Shenhua Energy Co. Ltd. Class H	4.54

China Merchants Bank Co. Ltd. Class H	4.30

Bank of Communications Co. Ltd. Class H	4.22

TOTAL	60.18%

2	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

Performance as of January 31, 2009

The iShares FTSE China (HK Listed) Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE China (HK Listed) Index (the “Index”). The Index is designed to track the performance of the large - and mid-capitalization companies in the Chinese equity market that are available to international investors. The Index consists of many of the largest and most liquid Chinese companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2009, the total return for the Fund was (40.85)%, while the total return for the Index was (40.25)%.

Cumulative Total Returns

Inception to 1/31/09

NAV	MARKET	INDEX
(40.09)%	(41.05)%	(39.46)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 6/24/08.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/25/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/09
Sector	Percentage of Net Assets
Financial	35.75%

Communications	25.23

Energy	16.58

Industrial	8.04

Diversified	3.50

Basic Materials	2.98

Utilities	2.73

Consumer Non-Cyclical	2.56

Consumer Cyclical	1.91

Technology	0.63

Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/09
Security	Percentage of Net Assets
China Mobile Ltd.	19.54%

China Life Insurance Co. Ltd. Class H	6.77

Industrial and Commercial Bank of China Ltd. Class H	5.90

Bank of China Ltd. Class H	5.04

PetroChina Co. Ltd. Class H	4.82

China Construction Bank Class H	4.67

CNOOC Ltd.	3.77

Ping An Insurance (Group) Co. of China Ltd. Class H	3.32

China Petroleum & Chemical Corp. Class H	2.99

China Shenhua Energy Co. Ltd. Class H	2.81

TOTAL	59.63%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® MSCI ACWI INDEX FUND

Performance as of January 31, 2009

The iShares MSCI ACWI Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World Index (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging markets countries. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2009, the total return for the Fund was (38.95)%, while the total return for the Index was (39.21)%.

Cumulative Total Returns

Inception to 1/31/09

NAV	MARKET	INDEX
(41.44)%	(41.97)%	(42.00)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 3/26/08.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/09
Sector	Percentage of Net Assets
Consumer Non-Cyclical	22.28%

Financial	16.56

Energy	12.67

Communications	10.72

Industrial	10.42

Consumer Cyclical	8.34

Technology	7.21

Basic Materials	5.80

Utilities	5.05

Diversified	0.70

Short-Term and Other Net Assets	0.25

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/09
Security	Percentage of Net Assets
Exxon Mobil Corp.	2.44%

Nestle SA Registered (Switzerland)	0.96

Procter & Gamble Co. (The)	0.89

Johnson & Johnson	0.83

AT&T Inc.	0.82

Microsoft Corp.	0.82

Chevron Corp.	0.81

BP PLC (United Kingdom)	0.75

General Electric Co.	0.67

International Business Machines Corp.	0.64

TOTAL	9.63%

4	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ACWI EX US INDEX FUND

Performance as of January 31, 2009

The iShares MSCI ACWI ex US Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World Index ex USA (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging markets countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2009, the total return for the Fund was (43.91)%, while the total return for the Index was (42.66)%.

Cumulative Total Returns

Inception to 1/31/09

NAV	MARKET	INDEX
(45.92)%	(46.66)%	(45.29)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 3/26/08.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/09
Sector	Percentage of Net Assets
Financial	22.58%

Consumer Non-Cyclical	16.98

Energy	12.04

Industrial	10.97

Basic Materials	9.61

Communications	8.96

Consumer Cyclical	7.88

Technology	5.03

Utilities	4.75

Diversified	0.91

Short-Term and Other Net Assets	0.29

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/09
Security	Percentage of Net Assets
BP PLC (United Kingdom)	1.91%

Nestle SA Registered (Switzerland)	1.47

GlaxoSmithKline PLC (United Kingdom)	1.40

Vodafone Group PLC (United Kingdom)	1.19

HSBC Holdings PLC (United Kingdom)	1.17

Roche Holding AG Genusschein (Switzerland)	1.14

Novartis AG Registered (Switzerland)	1.13

Eni SpA (Italy)	1.04

Samsung Electronics Co. Ltd. GDR Reg S (South Korea)	0.98

Toyota Motor Corp. (Japan)	0.97

TOTAL	12.40%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

Performance as of January 31, 2009

The iShares MSCI All Country Asia ex Japan Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country Asia ex Japan IndexSM (the “Index”). The Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of Asia, excluding Japan. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from August 13, 2008 (the inception date of the Fund) through January 31, 2009, the total return for the Fund was (37.49)%, while the total return for the Index was (40.20)%.

Cumulative Total Returns

Inception to 1/31/09

NAV	MARKET	INDEX
(37.49)%	(38.14)%	(40.20)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 8/13/08.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/15/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/09
Sector/Investment Type	Percentage of Net Assets
Financial	28.74%

Technology	16.96

Communications	15.68

Energy	8.80

Industrial	8.24

Consumer Cyclical	5.13

Basic Materials	4.56

Utilities	4.49

Consumer Non-Cyclical	3.17

Diversified	2.50

Exchange-Traded Funds	1.59

Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/09
Security	Percentage of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR (Taiwan)	6.15%

Chunghwa Telecom Co. Ltd. ADR (Taiwan)	5.16

Samsung Electronics Co. Ltd. GDR Reg S (South Korea)	4.31

China Mobile Ltd. (China)	3.95

POSCO ADR (South Korea)	2.64

KB Financial Group Inc. SP ADR (South Korea)	2.64

Reliance Industries Ltd. GDR (India)	2.57

United Microelectronics Corp. SP ADR (Taiwan)	2.30

KT Corp. SP ADR (South Korea)	2.25

HDFC Bank Ltd. ADR (India)	2.18

TOTAL	34.15%

6	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EAFE GROWTH INDEX FUND

Performance as of January 31, 2009

The iShares MSCI EAFE Growth Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE® Growth Index (the “Index”). The Index is a subset of the MSCI EAFE® Index and constituents of the Index include securities from Europe, Australasia and the Far East. The Index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index and consists of those securities classified by MSCI Inc. as most representing the growth style. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2009, the total return for the Fund was (40.66)%, while the total return for the Index was (40.90)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 1/31/09			Inception to 1/31/09			Inception to 1/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(42.10)%	(43.45)%	(42.29)%	(5.26)%	(5.57)%	(5.17)%	(17.24)%	(18.19)%	(16.95)%

Total returns for the period since inception are calculated from the inception date of the Fund (8/1/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/5/05), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/09
Sector	Percentage of Net Assets
Consumer Non-Cyclical	30.50%

Industrial	12.18

Financial	11.16

Basic Materials	9.23

Energy	9.05

Utilities	8.36

Communications	7.72

Consumer Cyclical	7.68

Technology	3.05

Diversified	0.81

Short-Term and Other Net Assets	0.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/09
Security	Percentage of Net Assets

Nestle SA Registered (Switzerland)	3.68%

Roche Holding AG Genusschein (Switzerland)	2.71

Novartis AG Registered (Switzerland)	2.71

GlaxoSmithKline PLC (United Kingdom)	2.53

Telefonica SA (Spain)	2.09

Total SA (France)	1.87

BHP Billiton Ltd. (Australia)	1.82

BP PLC (United Kingdom)	1.80

British American Tobacco PLC (United Kingdom)	1.39

Siemens AG Registered (Germany)	1.35

TOTAL	21.95%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI EAFE VALUE INDEX FUND

Performance as of January 31, 2009

The iShares MSCI EAFE Value Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE® Value Index (the “Index”). The Index is a subset of the MSCI EAFE® Index and constituents of the Index include securities from Europe, Australasia and the Far East. The Index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index and consists of those securities classified by MSCI Inc. as most representing the value style. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2009, the total return for the Fund was (40.56)%, while the total return for the Index was (40.64)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 1/31/09			Inception to 1/31/09			Inception to 1/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(45.12)%	(46.24)%	(45.23)%	(7.67)%	(8.04)%	(7.60)%	(24.40)%	(25.46)%	(24.18)%

Total returns for the period since inception are calculated from the inception date of the Fund (8/1/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/5/05), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/09
Sector	Percentage of Net Assets
Financial	31.65%

Consumer Cyclical	12.52

Communications	12.12

Industrial	10.72

Consumer Non-Cyclical	10.02

Energy	8.88

Utilities	6.62

Basic Materials	5.53

Technology	1.03

Diversified	0.72

Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/09
Security	Percentage of Net Assets
Vodafone Group PLC (United Kingdom)	2.92%

HSBC Holdings PLC (United Kingdom)	2.80

Toyota Motor Corp. (Japan)	2.64

BP PLC (United Kingdom)	2.02

Banco Santander SA (Spain)	1.91

Mitsubishi UFJ Financial Group Inc. (Japan)	1.84

E.ON AG (Germany)	1.76

Sanofi-Aventis (France)	1.76

AstraZeneca PLC (United Kingdom)	1.65

Eni SpA (Italy)	1.63

TOTAL	20.93%

8	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

Performance as of January 31, 2009

The iShares MSCI EAFE Small Cap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Small Cap Index (the “Index”). The Index targets 40% of the eligible small-capitalization universe in each industry group of each country represented by the MSCI EAFE® Index. MSCI Inc. defines the small-capitalization universe as all listed securities that have a market capitalization in the range of $200—$1,500 million. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2009, the total return for the Fund was (43.07)%, while the total return for the Index was (41.95)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 1/31/09			Inception to 1/31/09			Inception to 1/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(46.47)%	(49.27)%	(45.17)%	(48.60)%	(49.32)%	(47.55)%	(53.33)%	(54.08)%	(52.24)%

Total returns for the period since inception are calculated from the inception date of the Fund (12/10/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/12/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/09
Sector	Percentage of Net Assets
Industrial	24.22%

Financial	20.15

Consumer Non-Cyclical	15.89

Consumer Cyclical	15.74

Basic Materials	7.02

Communications	5.09

Energy	4.51

Technology	4.41

Utilities	1.45

Diversified	1.16

Short-Term and Other Net Assets	0.36

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/09
Security	Percentage of Net Assets
Sagami Railway Co. Ltd. (Japan)	0.85%

Cafe de Coral Holdings Ltd. (Hong Kong)	0.58

Cofinimmo SA (Belgium)	0.54

Meiji Seika Kaisha Ltd. (Japan)	0.54

Viscofan SA (Spain)	0.52

Daishi Bank Ltd. (The) (Japan)	0.46

Hyakujushi Bank Ltd. (The) (Japan)	0.46

Nippon Konpo Unyu Soko Co. Ltd. (Japan)	0.45

Nishi-Nippon Railroad Co. Ltd. (Japan)	0.44

QIAGEN NV (Germany)	0.44

TOTAL	5.28%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI KOKUSAI INDEX FUND

Performance as of January 31, 2009

The iShares MSCI Kokusai Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Kokusai Index (the “Index”). The Index is designed to measure equity market performance in those countries that MSCI Inc. has classified as having developed economies, excluding Japan. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2009, the total return for the Fund was (38.72)%, while the total return for the Index was (39.17)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 1/31/09			Inception to 1/31/09			Inception to 1/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(42.01)%	(42.30)%	(42.62)%	(43.66)%	(43.66)%	(44.21)%	(48.16)%	(48.16)%	(48.75)%

Total returns for the period since inception are calculated from the inception date of the Fund (12/10/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/12/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/09
Sector	Percentage of Net Assets
Consumer Non-Cyclical	24.57%

Financial	15.84

Energy	13.83

Communications	10.82

Industrial	9.28

Technology	7.34

Consumer Cyclical	6.72

Basic Materials	5.30

Utilities	5.22

Diversified	0.82

Short-Term and Other Net Assets	0.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/09
Security	Percentage of Net Assets
Exxon Mobil Corp.	2.98%

Johnson & Johnson	1.22

Procter & Gamble Co. (The)	1.21

Chevron Corp.	1.10

AT&T Inc.	1.07

Microsoft Corp.	1.06

BP PLC (United Kingdom)	0.99

Nestle SA Registered (Switzerland)	0.99

General Electric Co.	0.95

International Business Machines Corp.	0.94

TOTAL	12.51%

10	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value[a] (8/1/08)	Ending Account Value[a] (1/31/09)	Annualized Expense Ratio	Expenses Paid During Period[b] (8/1/08 to 1/31/09)
FTSE Developed Small Cap ex-North America
Actual	$1,000.00	$ 556.70	0.50%	$1.96
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.50	2.55
FTSE/Xinhua China 25
Actual	1,000.00	570.20	0.74	2.93
Hypothetical (5% return before expenses)	1,000.00	1,021.50	0.74	3.77
FTSE China (HK Listed)
Actual	1,000.00	591.50	0.74	2.97
Hypothetical (5% return before expenses)	1,000.00	1,021.50	0.74	3.77
MSCI ACWI
Actual	1,000.00	610.50	0.35	1.42
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.35	1.79

SHAREHOLDER EXPENSES	11

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value[a] (8/1/08)	Ending Account Value[a] (1/31/09)	Annualized Expense Ratio	Expenses Paid During Period[b] (8/1/08 to 1/31/09)
MSCI ACWI ex US
Actual	$1,000.00	$ 560.90	0.35%	$1.38
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.35	1.79
MSCI All Country Asia ex Japan
Actual	1,000.00	625.10	0.73	2.78
Hypothetical (5% return before expenses)	1,000.00	1,021.50	0.73	3.72
MSCI EAFE Growth
Actual	1,000.00	593.40	0.40	1.61
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.40	2.04
MSCI EAFE Value
Actual	1,000.00	594.40	0.40	161
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.40	2.04
MSCI EAFE Small Cap
Actual	1,000.00	569.30	0.40	1.58
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.40	2.04
MSCI Kokusai
Actual	1,000.00	612.80	0.25	1.02
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28

[a]	Account values are based on a start date of August 13, 2008 (commencement of operations) for the iShares MSCI All Country Asia ex Japan Index Fund.
[b]

Except for the actual expenses for the iShares MSCI All Country Asia ex Japan Index Fund, actual and hypothetical expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Actual expenses for the iShares MSCI All Country Asia ex Japan Index Fund, which commenced operations on August, 13 2008, are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (171 days) and divided by the number of days in the year (365 days).

12	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2009

Security	Shares	Value
COMMON STOCKS – 97.74%

AUSTRALIA – 3.78%
ABB Grain Ltd.	9,748	$41,222
Arrow Energy Ltd.[a]	18,436	24,971
Australian Worldwide Exploration Ltd.[a]	19,808	33,379
Babcock & Brown Japan Property Trust	68,832	16,195
Babcock & Brown Wind Partners Ltd.	35,628	19,484
Beach Petroleum Ltd.	39,612	19,522
Bradken Ltd.	4,780	7,447
Centennial Coal Co. Ltd.	13,504	24,302
ConnectEast Group	60,740	17,767
Cromwell Group	28,248	8,622
David Jones Ltd.	16,288	24,029
Energy World Corp. Ltd.[a]	12,520	1,751
Felix Resources Ltd.	1,800	7,898
FKP Property Group	14,484	4,145
Gindalbie Metals Ltd.[a]	13,708	4,969
Healthscope Ltd.	10,892	29,921
IBA Health Group Ltd.[a]	20,108	9,526
Independence Group NL	5,396	8,544
ING Industrial Fund	39,580	3,775
IOOF Holdings Ltd.	7,384	16,575
JB Hi-Fi Ltd.	6,424	38,195
Kagara Ltd.[a]	12,428	3,319
Lynas Corp. Ltd.[a,b]	20,104	3,388
Macarthur Coal Ltd.	4,624	8,821
Macquarie Leisure Trust Group	29,944	20,850
Monadelphous Group Ltd.	3,468	14,026
Mount Gibson Iron Ltd.[a]	17,340	4,466
Murchison Metals Ltd.[a]	15,052	4,977
Nexus Energy Ltd.[a]	15,848	5,039
Octaviar Ltd.[c]	8,924	5,618
Pacific Brands Ltd.	21,252	5,743
PanAust Ltd.[a]	46,584	3,999
Platinum Asset Management Ltd.	3,712	7,412
Platinum Australia Ltd.[a]	7,116	2,670
Primary Health Care Ltd.	12,992	39,656
Riversdale Mining Ltd.[a]	5,260	7,325
Roc Oil Co. Ltd.[a]	20,740	6,660
Seek Ltd.	7,540	14,384
Silex Systems Ltd.[a]	5,912	13,496
Sino Gold Mining Ltd.[a,b]	11,437	36,073

Security	Shares	Value
St. Barbara Ltd.[a]	55,064	$10,855
Straits Resources Ltd.	9,336	6,293
Sundance Resources Ltd.[a]	53,236	3,284
Sunland Group Ltd.	12,540	4,067
Transfield Services Ltd.	5,660	7,018
Transpacific Industries Group Ltd.	5,748	9,869
United Group Ltd.	4,624	23,582
Western Areas NLa	4,864	11,630

		646,759

AUSTRIA – 1.68%
Andritz AG	1,600	47,774
bwin Interactive Entertainment AGa	888	22,532
BWT AG	1,068	15,534
Intercell AGa	1,520	50,022
Oesterreichische Post AG	1,392	43,597
Palfinger AGb	1,460	16,745
RHI AGa	2,216	35,498
Schoeller-Bleckmann Oilfield Equipment AG	428	11,661
UNIQA Versicherungen AG	1,956	43,615

		286,978

BELGIUM – 1.98%
Ackermans & van Haaren NV	1,228	53,899
AGFA-Gevaert NVa	10,608	37,384
Befimmo SCA	656	63,041
Compagnie Maritime Belge SA	612	12,470
EVS Broadcast Equipment SA	416	12,821
NV Bekaert SA	776	45,267
Omega Pharma SA	956	29,832
Option NVa,b	4,960	11,441
RHJ International SAa	6,536	30,991
Telenet Group Holding NVa	2,632	41,757

		338,903

DENMARK – 1.65%
ALK-Abello A/S	320	28,330
Bang & Olufsen A/S Class B	928	12,762
Dampskibsselskabet TORM A/S	1,516	16,418
DSV A/S	5,280	52,418
Genmab A/Sa	884	37,080
GN Store Nord A/Sa	7,804	16,769
Simcorp A/S	200	20,113

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2009

Security	Shares	Value
Sydbank A/S	2,224	$29,821
Topdanmark A/Sa	568	67,862

		281,573

FINLAND – 2.32%
Amer Sports OYJ Class A	3,920	28,232
Cargotec Corp. Class B	1,028	9,999
Citycon OYJ	9,988	19,967
Elisa OYJ Class A	3,676	58,367
Huhtamaki OYJ	5,892	43,567
Konecranes OYJ	1,488	22,940
M-real OYJ Class B	9,052	6,496
Orion OYJ Class B	2,688	46,434
Outotec OYJ	1,036	14,737
Pohjola Bank PLC Class A	3,512	41,226
Ruukki Group OYJ	5,516	8,200
TietoEnator OYJ	2,100	23,870
Uponor OYJ	2,688	27,557
Vacon OYJ	1,164	24,389
YIT OYJ	3,316	20,780

		396,761

FRANCE – 6.51%
Altran Technologies SAa	3,620	11,783
BioMerieux SA	688	53,747
Bollore SA	328	32,366
BOURBON SAb	1,372	35,604
Compagnie Plastic Omnium SA	960	8,169
Derichebourg	4,428	9,811
Etablissements Maurel et Prom	3,128	29,543
Fimalac SA	664	24,677
Fonciere des Regions[b]	624	38,256
Groupe Eurotunnel SAa	4,516	23,323
Guyenne et Gascogne SA	636	52,977
Havas SA	14,728	29,821
IMS International Metal Service	1,120	16,778
Ipsos SA	2,080	44,394
M6-Metropole Television	3,420	55,639
Neopost SA	944	76,292
Nexans SA	660	38,116
Nexity	912	14,317
NicOx SAa,b	1,524	16,796
Rhodia SA	2,560	11,485
Rubis SA	1,084	60,761

Security	Shares	Value
Saft Groupe SA	1,020	$25,071
SCOR SE	4,288	87,427
Sechilienne-Sidec	1,172	43,721
Societe de la Tour Eiffel	360	11,317
Societe Immobiliere de Location pour l’Industrie et le Commerce	680	59,605
Soitec SAa	3,528	11,809
SR Teleperformance SA	2,212	60,860
Theolia SAa	912	3,050
Thomson[a]	29,996	43,091
Ubisoft Entertainment SAa	2,184	30,983
Zodiac SA	1,480	53,750

		1,115,339

GERMANY – 5.52%
Aareal Bank AG	1,288	6,487
AIXTRON AG	4,124	21,351
Bauer AG	568	16,443
Bilfinger Berger AG	856	36,463
Conergy AGa	6,012	6,086
Demag Cranes AG	1,008	22,929
DEUTZ AG	4,724	10,231
DIC Asset AG	1,424	8,102
Douglas Holding AG	1,688	64,852
ElringKlinger AG	1,884	16,804
Freenet AGa	2,320	10,822
FUCHS PETROLUB AG	752	30,144
Gildemeister AG	1,716	12,952
Heidelberger Druckmaschinen AG	2,640	10,319
IVG Immobilien AG	2,388	14,505
Kontron AG	3,164	26,761
LEONI AG	1,272	15,192
MLP AG	2,512	27,395
MTU Aero Engines Holding AG	1,320	37,046
Norddeutsche Affinerie AG	1,684	50,887
Nordex AGa	844	9,723
Praktiker Bau- und Heimwerkermaerkte Holding AG	2,136	16,013
Premiere AGa	3,144	11,845
QIAGEN NVa	4,712	81,036
Rheinmetall AG	1,076	34,307
RHON KLINIKUM AG	1,764	36,169
SGL Carbon AGa	1,600	34,652

14	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2009

Security	Shares	Value
Software AG	700	$42,825
Solon SEa,b	284	3,483
Stada Arzneimittel AG	1,516	37,184
Symrise AG	3,044	28,476
Tognum AG	2,732	30,389
United Internet AG Registered	3,580	26,104
Vossloh AG	376	37,984
Wincor Nixdorf AG	1,100	52,481
Wirecard AGa	2,916	16,629

		945,071

HONG KONG – 2.84%
APAC Resources Ltd.[a]	160,000	6,396
China Everbright International Ltd.[b]	140,000	27,442
China Gas Holdings Ltd.[b]	80,000	11,451
China Grand Forestry Green Resources Group Ltd.[a,b]	168,000	6,174
China Green Holdings Ltd.	48,000	31,382
China Huiyuan Juice Group Ltd.	56,000	73,370
China Mining Resources Group Ltd.[a]	240,000	6,283
China Power New Energy Development Co. Ltd.[a,b]	160,000	4,580
China State Construction International Holdings Ltd.	64,000	10,069
China Yurun Food Group Ltd.	36,000	42,710
Chow Sang Sang Holdings International Ltd.	32,000	16,919
Daphne International Holdings Ltd.	24,000	3,621
eSun Holdings Ltd.[a,b]	40,000	6,448
FU JI Food and Catering Services Holdings Ltd.	16,000	7,387
Fushan International Energy Group Ltd.[a]	64,000	14,691
Goldin Properties Holdings Ltd.[a]	32,000	17,332
Hi Sun Technology (China) Ltd.[a]	48,000	4,395
HKR International Ltd.	67,200	14,905
Midland Holdings Ltd.	32,000	9,615
Minth Group Ltd.	48,000	19,560
Pacific Basin Shipping Ltd.	44,000	23,150
Peace Mark Holdings Ltd.[a]	30,000	5,803
Polytec Asset Holdings Ltd.	160,000	10,316
Ports Design Ltd.[b]	18,000	18,384

Security	Shares	Value
Regal Hotels International Holdings Ltd.	36,000	$8,542
Rexcapital Financial Holdings Ltd.[a]	200,000	6,835
Samling Global Ltd.	184,000	9,254
Shougang Concord International Enterprises Co. Ltd.	88,000	9,192
Sinolink Worldwide Holdings Ltd.	144,000	9,656
SRE Group Ltd.[b]	120,000	8,356
Tian An China Investments Co. Ltd.	44,400	10,993
VTech Holdings Ltd.[b]	8,000	30,794

		486,005

IRELAND – 0.79%
C&C Group PLC	9,608	9,628
DCC PLC	3,292	48,937
Grafton Group PLC[a]	9,148	18,523
Greencore Group PLC	10,488	11,142
Independent News & Media PLC	21,048	7,283
Irish Continental Group PLC[a]	428	8,776
Kingspan Group PLC	6,288	21,628
Smurfit Kappa Group PLC	4,336	9,891

		135,808

ISRAEL – 0.52%
Delek Drilling LP	35,336	26,220
Hadera Paper Ltd.[a]	1,084	35,447
Retalix Ltd.[a]	4,712	27,364

		89,031

ITALY – 2.94%
Azimut Holding SpA	6,204	31,444
Banca Piccolo Credito Valtellinese Scrl	8,456	78,022
Banca Popolare dell’Etruria e del Lazio Scrl	5,136	26,426
COFIDE SpA	41,796	20,996
Danieli SpA RNC	2,020	12,684
Gruppo Coin SpA[a]	5,856	13,996
Gruppo Editoriale L’Espresso SpA[b]	20,524	25,236
Hera SpA	28,300	51,680
Impregilo SpA[a,b]	10,308	26,340
Indesit Co. SpA	3,284	12,489
Interpump Group SpA	7,556	30,986
Pirelli & C. Real Estate SpA	1,712	9,165
Prysmian SpA	3,416	43,338
Seat Pagine Gialle SpA[a]	284,852	18,361

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2009

Security	Shares	Value
Societa Cattolica di Assicurazioni Scrl	1,696	$52,162
Societa Iniziative Autostradali e Servizi SpA	4,536	25,286
Sorin SpA[a]	24,644	14,891
Tiscali SpA[a]	18,984	9,451

		502,953

JAPAN – 26.05%
Adeka Corp.	10,000	67,142
Aeon Delight Co. Ltd.	400	8,752
Akebono Brake Industry Co. Ltd.[b]	6,800	27,939
Amano Corp.	5,600	41,902
Atrium Co. Ltd.	2,000	4,253
Bank of Okinawa Ltd. (The)	2,000	73,711
COMSYS Holdings Corp.	8,000	68,678
Culture Convenience Club Co. Ltd.[b]	2,000	18,884
Daibiru Corp.	3,600	32,308
Daiei Inc. (The)[a]	2,000	9,130
Daifuku Co. Ltd.	4,000	20,577
Daihen Corp.	8,000	31,711
Daio Paper Corp.	4,000	41,955
Daiseki Co. Ltd.	1,200	18,599
Daiwabo Co. Ltd.	4,000	13,673
Doutor Nichires Holdings Co. Ltd.	5,600	94,591
Duskin Co. Ltd.	2,800	46,984
eAccess Ltd.	76	52,212
Eighteenth Bank Ltd. (The)	24,000	84,445
FP Corp.	800	38,125
Fuji Soft Inc.	2,000	36,232
Furukawa Co. Ltd.	20,000	18,038
Futaba Industrial Co. Ltd.	4,000	10,422
Fuyo General Lease Co. Ltd.	1,600	25,512
GEO Corp.	36	25,213
Glory Ltd.	2,400	41,501
Goldcrest Co. Ltd.	1,160	28,157
Gourmet Kineya Co. Ltd.	4,000	28,950
GS Yuasa Corp.[b]	12,000	65,605
Hanwa Co. Ltd.	12,000	36,076
Heiwa Real Estate Co. Ltd.	14,000	32,580
Hitachi Kokusai Electric Inc.[b]	4,000	23,338
Hitachi Zosen Corp.[a]	26,000	24,897
Hogy Medical Co. Ltd.	800	48,102
Honeys Co. Ltd.	1,920	11,459

Security	Shares	Value
HORIBA Ltd.	1,600	$25,618
Hosiden Corp.	3,600	42,610
Inaba Denki Sangyo Co. Ltd.	3,600	86,583
Japan Airport Terminal Co. Ltd.	3,200	36,415
Japan Securities Finance Co. Ltd.	6,400	28,932
Japan Transcity Corp.	12,000	38,882
Joint Corp.	4,400	6,075
Joshin Denki Co. Ltd.	4,000	31,979
Juki Corp.	8,000	7,571
JVC KENWOOD Holdings Inc.[a]	24,000	9,620
Kadokawa Group Holdings Inc.[b]	2,400	43,184
Kagome Co. Ltd.	6,800	106,532
Kakaku.com Inc.	4	15,678
Kanematsu Corp.[a]	28,000	28,371
Kayaba Industry Co. Ltd.	8,000	11,936
Kenedix Inc.[a,b]	24	3,567
Kisoji Co. Ltd.	6,000	119,452
Kiyo Holdings Inc.	48,000	65,739
Komori Corp.	2,800	26,656
K’s Holdings Corp.	2,000	31,155
Kureha Corp.	28,000	136,555
Kyowa Exeo Corp.	4,000	38,704
Makino Milling Machine Co. Ltd.	4,000	9,264
Mars Engineering Corp.	800	25,610
Marusan Securities Co. Ltd.	6,000	31,867
Meitec Corp.	3,200	50,489
Mikuni Coca-Cola Bottling Co. Ltd.	12,000	106,091
Miraca Holdings Inc.	2,800	60,358
Mitsubishi Paper Mills Ltd.	32,000	54,871
Mitsubishi Steel Manufacturing Co. Ltd.	8,000	18,617
Nachi-Fujikoshi Corp.	12,000	20,176
Net One Systems Co. Ltd.	12	21,231
Nichi-Iko Pharmaceutical Co. Ltd.	1,200	40,218
Nifco Inc.	4,000	36,165
Nihon Dempa Kogyo Co. Ltd.	1,200	15,513
Nihon Kohden Corp.	2,400	45,376
Nihon Unisys Ltd.	3,600	29,422
Nippon Carbon Co. Ltd.	8,000	18,795
Nippon Denko Co. Ltd.	4,000	18,884
Nippon Yakin Kogyo Co. Ltd.	4,000	10,422
Nissin Kogyo Co. Ltd.	2,400	19,535

16	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2009

Security	Shares	Value
NOF Corp.	16,000	$71,796
Noritz Corp.	4,400	61,681
Oita Bank Ltd. (The)	16,000	101,548
Okumura Corp.	16,000	69,302
Orient Corp.[a]	10,000	10,244
OSG Corp.	4,000	24,674
Pacific Holdings Co.[a]	60	2,345
Parco Co. Ltd.	4,000	36,789
Park 24 Co. Ltd.	3,200	21,485
Right On Co. Ltd.	1,600	19,330
Ringer Hut Co. Ltd.	3,200	40,227
Risa Partners Inc.	12	4,556
Rohto Pharmaceutical Co. Ltd.	4,000	49,705
Ryosan Co. Ltd.	5,200	116,090
Sagami Chain Co. Ltd.	4,000	39,194
Saizeriya Co. Ltd.	3,600	46,618
Sanken Electric Co. Ltd.	8,000	29,841
Sankyu Inc.	12,000	38,214
Sanyo Special Steel Co. Ltd.	8,000	21,468
Sawai Pharmaceutical Co. Ltd.	400	21,022
Showa Corp.	6,400	25,583
Star Micronics Co. Ltd.	2,000	18,840
Sumitomo Warehouse Co. Ltd. (The)	12,000	53,446
Tadano Ltd.	8,000	33,671
Telepark Corp.	24	28,514
Toagosei Co. Ltd.	20,000	52,555
TOC Co. Ltd.	8,000	35,809
Toho Bank Ltd. (The)	32,000	141,098
Toho Pharmaceutical Co. Ltd.	2,400	27,258
Tokai Tokyo Securities Co. Ltd.	12,000	29,663
Tokyo Dome Corp.	8,000	24,229
Tokyo Ohka Kogyo Co. Ltd.	4,800	77,443
Tokyo Tomin Bank Ltd. (The)	1,600	26,955
Toyo Tanso Co. Ltd.[b]	800	30,197
Trans Cosmos Inc.[b]	2,800	16,243
Wacom Co. Ltd.	20	16,056
Yamanashi Chuo Bank Ltd. (The)	16,000	94,422
Yodogawa Steel Works Ltd.	16,000	76,072

		4,460,554

NETHERLANDS – 3.47%
Aalberts Industries NV	3,088	17,649
ASM International NVa	2,296	16,771

Security	Shares	Value
BinckBank NV	2,380	$19,520
Crucell NVa	2,272	40,354
CSM NV	2,664	34,071
Draka Holding NV	1,116	8,896
Eurocastle Investment Ltd.	5,196	2,530
Gemalto NVa	2,288	56,325
Hunter Douglas NV	1,496	43,806
Imtech NV	2,524	39,170
KAS Bank NV	3,292	39,023
Koninklijke BAM Groep NV	2,508	21,505
Koninklijke Boskalis Westminster NV	1,564	31,758
Koninklijke Wessanen NV	5,312	31,048
Nutreco Holding NV	956	31,743
Oce NV	3,256	8,429
OPG Groep NV	2,912	33,586
Smit Internationale NV	480	22,421
TomTom NVa	1,076	5,749
USG People NV	1,504	16,722
Wavin NV	4,160	13,328
Wereldhave NV	836	60,182

		594,586

NEW ZEALAND – 0.21%
Freightways Ltd.	23,972	35,854

		35,854

NORWAY – 2.27%
Acergy SA	3,372	18,686
Aker ASA Class A	800	15,511
BW Offshore Ltd.[a]	16,000	11,112
DNO International ASA[a]	27,424	17,459
Ekornes ASA	4,529	41,775
Eltek ASA[a]	8,000	1,574
Ementor ASA[a]	3,436	8,104
Fred Olsen Energy ASA	848	22,024
Frontline Ltd.[b]	1,480	42,828
Marine Harvest ASA[a,b]	65,164	14,143
Norske Skogindustrier ASA[a]	9,220	18,143
Petroleum Geo-Services ASA[a]	4,220	13,891
Prosafe Production Public Ltd.[a]	8,160	12,928
Prosafe SEa	8,604	32,990
Schibsted ASA	1,776	16,960
Sevan Marine ASA[a]	5,600	4,821
Subsea 7 Inc.[a]	2,800	14,686

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2009

Security	Shares	Value
Tandberg ASA	2,780	$34,552
TGS-NOPEC Geophysical Co. ASA[a]	4,124	23,719
Tomra Systems ASA	6,816	22,979

		388,885

PORTUGAL – 0.76%
Banif SGPS SA Registered	8,388	11,932
Impresa SGPS SAa	20,764	20,489
Jeronimo Martins SGPS SA	6,088	31,090
Mota-Engil SGPS SA	10,420	32,568
Sonae Industria SGPS SA	7,796	16,165
Sonae SGPS SA	29,544	18,287

		130,531

SINGAPORE – 1.32%
Ascendas Real Estate Investment Trust	52,000	50,251
CapitaRetail China Trust	36,000	17,276
CDL Hospitality Trusts	32,000	13,768
CH Offshore Ltd.	72,000	11,914
China Fishery Group Ltd.	32,000	11,967
China Hongxing Sports Ltd.[b]	132,000	16,600
Indofood Agri Resources Ltd.[a]	12,000	4,805
Jurong Technologies Industrial Corp. Ltd.	60,000	993
Kim Eng Holdings Ltd.	19,737	13,064
Raffles Education Corp. Ltd.	56,000	19,460
Singapore Petroleum Co. Ltd.	12,000	19,460
Straits Asia Resources Ltd.[b]	20,000	12,444
UOB-Kay Hian Holdings Ltd.	56,000	34,472

		226,474

SPAIN – 4.27%
Abengoa SA	1,496	23,466
Banco Pastor SAb	6,488	38,662
Baron de Ley SAa	1,472	58,251
Bolsas y Mercados Espanoles[b]	2,016	43,945
Construcciones y Auxiliar de Ferrocarriles SA	120	32,909
Ebro Puleva SA	4,824	59,718
FAES FARMA SA	5,598	24,319
Grupo Catalana Occidente SA	1,940	29,709
Grupo Empresarial ENCE SA	6,872	20,167
Iberia Lineas Aereas de Espana SA	16,904	39,209
Indra Sistemas SAb	4,180	84,368
La Seda de Barcelona SA Class Ba,b	25,600	11,482

Security	Shares	Value
NH Hoteles SAb	6,084	$25,261
Obrascon Huarte Lain SA	1,892	22,137
Prosegur Compania de Seguridad SA	1,700	52,307
Tecnicas Reunidas SA	600	15,647
Tubacex SA	7,008	18,231
Tubos Reunidos SA	7,872	19,772
Viscofan SA	3,588	67,591
Vocento SA	2,608	11,631
Zeltia SAb	6,896	32,698

		731,480

SWEDEN – 3.13%
Avanza Bank Holding AB	2,644	25,499
Axis Communications AB	1,600	9,692
Castellum AB	6,180	39,858
D. Carnegie & Co. ABc	3,396	–
Elekta AB Class B	912	10,472
Eniro ABb	9,044	11,775
Getinge AB Class B	5,520	74,364
Hakon Invest AB	2,490	25,965
Hexagon AB Class Bb	4,800	16,260
Hexpol ABa	1,240	2,377
Hoganas AB Class B	888	7,734
JM AB	2,400	12,412
Kinnevik Investment AB	5,708	41,459
Kungsleden AB	5,208	26,997
Lindab International AB	2,800	15,932
Lundin Petroleum ABa	6,232	31,103
Meda AB Class A	5,200	34,948
Modern Times Group MTG AB Class B	1,440	24,824
Nibe Industrier AB Class B	1,568	9,499
Niscayah Group AB	12,544	9,376
Peab AB	4,384	13,847
Q-Med AB	3,356	12,542
Ratos AB Class B	3,768	49,172
SAS ABa	1,820	9,720
TradeDoubler AB	800	2,845
Trelleborg AB Class Bb	3,336	17,735

		536,407

SWITZERLAND – 5.07%
Aryzta AGa	2,896	72,356
Bank Sarasin & Compagnie AG Class B Registered	1,600	38,528

18	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2009

Security	Shares	Value
Banque Cantonale Vaudoise Registered	112	$31,433
Basler Kantonalbank Participation Certificates	1,040	102,952
Bucher Industries AG Registered	360	35,668
Forbo Holding AG Registered[a]	120	19,437
Galenica AG Registered	140	43,874
Georg Fischer AG Registered[a]	120	19,819
Helvetia Holding AG	204	43,148
Kaba Holding AG Class B Registered	200	41,354
Kudelski SA Bearer	1,884	17,579
Kuoni Reisen Holding AG Class B Registered	128	36,502
Logitech International SA Registered[a]	4,496	43,655
Mobimo Holding AG Registered[a]	372	43,171
Panalpina Welttransport Holding AG Registered	568	28,163
PSP Swiss Property AG Registered[a]	2,608	110,436
Rieter Holding AG Registered	184	20,751
Schmolz + Bickenbach AG Registered	704	11,706
Sulzer AG Registered	840	41,975
Valora Holding AG Registered	284	41,057
Vontobel Holding AG Registered	1,464	24,911

		868,475

UNITED KINGDOM – 20.66%
Aberdeen Asset Management PLC	18,076	33,552
Admiral Group PLC	4,720	61,175
Aggreko PLC	7,136	40,226
Amlin PLC	11,948	66,146
Aquarius Platinum Ltd.	6,744	15,338
Aricom PLC[a]	29,316	8,453
ARM Holdings PLC	32,512	43,006
Arriva PLC	6,220	41,071
Ashtead Group PLC	23,180	13,367
Assura Group Ltd.	22,184	12,713
Autonomy Corp. PLC[a]	4,960	78,230
AVEVA Group PLC	2,608	22,578
Babcock International Group PLC	6,680	48,731
Balfour Beatty PLC	10,960	58,701
Barratt Developments PLC	10,216	10,236
Bellway PLC	4,028	33,449
Berkeley Group Holdings PLC (The) Units[a]	3,060	34,918

Security	Shares	Value
Bodycote PLC	5,805	$10,210
Bovis Homes Group PLC	5,472	30,451
Britvic PLC	7,584	25,148
Brixton PLC	12,264	15,206
BSS Group PLC (The)	7,312	27,751
BTG PLC[a]	7,388	15,844
Carillion PLC	16,156	54,445
Carpetright PLC	2,796	15,701
Catlin Group Ltd.	6,156	30,797
Cattles PLC	22,848	3,706
Charter International PLC	3,768	20,874
Chemring Group PLC	1,436	47,616
Chloride Group PLC	12,384	24,148
Close Brothers Group PLC	5,444	38,949
COLT Telecom Group SAa	5,976	6,785
Cookson Group PLC	5,160	6,974
Croda International PLC	4,276	30,885
CSR PLC[a]	3,752	9,899
Dairy Crest Group PLC	4,884	14,082
Dana Petroleum PLC[a]	2,672	34,805
De La Rue PLC	3,010	40,661
Debenhams PLC	31,932	14,501
Derwent London PLC	3,148	27,140
Dimension Data Holdings PLC	42,816	22,222
DS Smith PLC	14,104	16,470
DSG International PLC	51,740	16,411
easyJet PLC[a]	7,340	31,640
FirstGroup PLC	11,500	45,221
Galiform PLC	22,968	4,222
Galliford Try PLC	43,108	21,752
GAME Group PLC (The)	13,132	27,168
Go-Ahead Group PLC (The)	1,636	23,197
Greene King PLC	6,636	40,541
Halfords Group PLC	11,244	40,526
Helphire Group PLC	7,592	4,433
Henderson Group PLC	21,884	23,663
Heritage Oil Ltd.[a]	10,928	32,455
Hikma Pharmaceuticals PLC	4,536	23,395
Hiscox Ltd.	12,648	57,439
HMV Group PLC	22,980	45,720
Homeserve PLC	2,184	30,825
Hunting PLC	4,676	26,494

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2009

Security	Shares	Value
IG Group Holdings PLC	9,488	$39,737
IMI PLC	7,016	27,184
Inchcape PLC	11,976	6,475
Informa PLC	10,936	37,800
Inmarsat PLC	10,832	64,145
Intermediate Capital Group PLC[b]	2,808	15,556
Interserve PLC	5,056	14,524
Intertek Group PLC	4,636	57,046
Investec PLC	12,184	43,826
JD Wetherspoon PLC	7,620	37,571
JKX Oil & Gas PLC	4,692	13,664
John Wood Group PLC	8,708	24,387
Keller Group PLC	2,636	23,391
Kier Group PLC	1,588	22,848
Laird PLC	5,920	7,511
London Stock Exchange Group PLC	4,924	34,164
Marston’s PLC	11,616	17,458
Meggitt PLC	17,204	34,290
Melrose PLC	11,902	11,368
Michael Page International PLC	9,288	29,258
Micro Focus International PLC	3,924	17,141
Misys PLC	15,408	25,879
Mitchells & Butlers PLC	10,032	26,793
Morgan Crucible Co. PLC (The)	8,416	11,648
N Brown Group PLC	8,228	23,102
National Express Group PLC	4,056	19,078
Northern Foods PLC	22,556	17,398
Northgate PLC	4,188	4,725
Northumbrian Water Group PLC	12,064	40,873
Pendragon PLC	56,952	1,946
Pennon Group PLC	9,532	61,978
Persimmon PLC	7,536	31,372
Petrofac Ltd.	5,376	32,204
Premier Farnell PLC	14,800	28,912
Premier Foods PLC	22,372	10,160
Premier Oil PLC[a]	3,120	31,802
Punch Taverns PLC	4,132	2,621
QinetiQ Group PLC	14,284	30,941
Randgold Resources Ltd.	1,980	88,977
Rathbone Brothers PLC	3,168	33,341
Redrow PLC	12,224	27,492
Regus PLC	18,608	12,743

Security	Shares	Value
RPS Group PLC	8,360	$16,392
Savills PLC	7,276	25,595
Serco Group PLC	12,268	77,689
Shaftesbury PLC	6,220	24,257
Shanks Group PLC	10,592	14,927
SIG PLC	4,052	6,995
SOCO International PLC[a]	1,868	26,796
Spectris PLC	4,068	28,254
Spirent Communications PLC	29,784	16,424
SSL International PLC	7,092	51,532
Stagecoach Group PLC	18,016	31,623
Taylor Wimpey PLC	28,932	6,569
Travis Perkins PLC	3,944	18,195
Trinity Mirror PLC	25,680	17,586
TUI Travel PLC	16,352	52,807
Tullett Prebon PLC	7,600	16,791
UK Coal PLC[a]	5,332	9,667
UNITE Group PLC	7,440	6,865
Venture Production PLC	4,500	37,985
Victrex PLC	4,492	27,847
VT Group PLC	6,944	59,566
W.H. Smith PLC	6,749	32,815
W.S. Atkins PLC	3,012	24,252
Weir Group PLC (The)	5,556	26,754
Wellstream Holdings PLC	2,328	16,009
Woolworths Group PLC[c]	149,928	22
Workspace Group PLC	12,196	3,736
Yell Group PLC	20,648	13,172

		3,536,713

TOTAL COMMON STOCKS (Cost: $31,726,687)		16,735,140

INVESTMENT COMPANIES – 1.73%

SINGAPORE – 0.26%
Macquarie International Infrastructure Fund Ltd.	248,000	44,321

		44,321

SWITZERLAND – 0.60%
Absolute Private Equity AG Bearer[a]	6,560	34,046
BB BIOTECH AG Registered	1,160	68,459

		102,505

20	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2009

Security	Shares	Value
UNITED KINGDOM – 0.87%
BlackRock World Mining Trust PLC	5,880	$22,253
Lowland Investment Co. PLC	3,248	19,152
RIT Capital Partners PLC	3,556	45,704
SVG Capital PLC	6,696	9,461
Templeton Emerging Markets Investment Trust PLC	13,692	52,458

		149,028

TOTAL INVESTMENT COMPANIES
(Cost: $777,500)		295,854

PREFERRED STOCKS – 0.15%

GERMANY – 0.08%
ProSiebenSat.1 Media AG	6,432	14,095

		14,095

ITALY – 0.07%
Istituto Finanziario Industriale SpA[a]	2,032	11,731

		11,731

TOTAL PREFERRED STOCKS
(Cost: $93,560)		25,826

RIGHTS – 0.00%

SINGAPORE – 0.00%
Ascendas Real Estate Investment Trust[a,c]	3,467	688

		688

TOTAL RIGHTS
(Cost: $0)		688

SHORT-TERM INVESTMENTS – 4.46%

MONEY MARKET FUNDS – 4.46%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 0.93%[d,e,f]	656,565	656,565

Security	Shares	Value
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 0.56%[d,e,f]	106,138	$106,138
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.09%[d,e]	1,243	1,243

		763,946

TOTAL SHORT-TERM INVESTMENTS
(Cost: $763,946)		763,946

TOTAL INVESTMENTS IN SECURITIES – 104.08% (Cost: $33,361,693)		17,821,454

Other Assets, Less Liabilities – (4.08)%		(698,692)

NET ASSETS – 100.00%		$17,122,762

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

January 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.99%

AIRLINES – 0.84%
Air China Ltd. Class Ha	172,320,000	$46,665,162

		46,665,162

BANKS – 34.76%
Bank of China Ltd. Class Ha	1,535,084,000	409,770,119
Bank of Communications Co. Ltd. Class Ha	350,384,000	234,051,712
BOC Hong Kong (Holdings) Ltd.	178,064,000	184,386,648
China CITIC Bank Class Ha	493,984,000	187,282,850
China Construction Bank Class Ha	515,524,000	255,945,453
China Merchants Bank Co. Ltd. Class Ha	143,600,000	238,510,829
Industrial and Commercial Bank of China Ltd. Class Ha	969,300,000	418,736,505

		1,928,684,116

COAL – 7.32%
China Coal Energy Co. Class Ha	208,220,000	154,393,171
China Shenhua Energy Co. Ltd. Class H	114,880,000	251,843,733

		406,236,904

ELECTRIC – 4.09%
Datang International Power Generation Co. Ltd. Class Ha	186,680,000	95,089,528
Huaneng Power International Inc. Class Ha	176,048,000	131,673,047

		226,762,575

ENGINEERING & CONSTRUCTION – 6.10%
China Communications Construction Co. Ltd. Class Ha	213,964,000	213,007,947
China Railway Group Ltd. Class Ha,b	218,272,000	125,536,694

		338,544,641

Security	Shares	Value
HOLDING COMPANIES - DIVERSIFIED – 2.15%
China Merchants Holdings (International) Co. Ltd.[a]	66,056,000	$119,255,414

		119,255,414

INSURANCE – 11.80%
China Life Insurance Co. Ltd. Class Ha	162,268,000	435,245,227
Ping An Insurance (Group) Co. of China Ltd. Class Ha	49,542,000	219,131,824

		654,377,051

MINING – 1.32%
Aluminum Corp. of China Ltd. Class Ha	157,960,000	73,330,970

		73,330,970

OIL & GAS – 13.03%
China Petroleum & Chemical Corp. Class H	356,128,000	195,178,892
CNOOC Ltd.[a]	225,452,000	197,697,330
PetroChina Co. Ltd. Class Ha	439,416,000	329,789,367

		722,665,589

TELECOMMUNICATIONS – 17.48%
China Mobile Ltd.[a]	55,286,000	502,622,683
China Telecom Corp. Ltd. Class Ha	703,640,000	261,324,909
China Unicom (Hong Kong) Ltd.[a]	218,272,610	206,038,378

		969,985,970

TRANSPORTATION – 1.10%
China COSCO Holdings Co. Ltd. Class Ha	99,084,000	60,948,035

		60,948,035

TOTAL COMMON STOCKS (Cost: $7,825,385,029)		5,547,456,427

22	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

January 31, 2009

Security	Shares	Value
SHORT-TERM INVESTMENTS – 14.98%

MONEY MARKET FUNDS – 14.98%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 0.93%[c,d,e]	713,055,253	$713,055,253
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 0.56%[c,d,e]	115,269,721	115,269,721
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.09%[c,d]	2,844,809	2,844,809

		831,169,783

TOTAL SHORT-TERM INVESTMENTS
(Cost: $831,169,783)		831,169,783

TOTAL INVESTMENTS IN SECURITIES – 114.97%
(Cost: $8,656,554,812)		6,378,626,210

Other Assets, Less Liabilities –(14.97)%		(830,668,047)

NET ASSETS – 100.00%		$5,547,958,163

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

January 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.91%

AIRLINES – 0.54%
Air China Ltd. Class H	108,000	$29,247
China Eastern Airlines Corp. Ltd. Class Ha	60,000	8,511
China Southern Airlines Co. Ltd. Class Ha	61,000	9,990

		47,748

AUTO MANUFACTURERS – 1.15%
Brilliance China Automotive Holdings Ltd.[a]	72,000	4,317
Denway Motors Ltd.	198,000	60,003
Dongfeng Motor Group Co. Ltd. Class Hb	90,000	32,032
Great Wall Motor Co. Ltd. Class H	13,500	4,735

		101,087

AUTO PARTS & EQUIPMENT – 0.16%
Weichai Power Co. Ltd. Class H	7,200	14,057

		14,057

BANKS – 21.89%
Bank of China Ltd. Class H	1,659,000	442,848
Bank of Communications Co. Ltd. Class Hb	231,000	154,305
BOC Hong Kong (Holdings) Ltd.[b]	105,000	108,728
China CITIC Bank Class H	315,000	119,425
China Construction Bank Class H	828,000	411,082
China Merchants Bank Co. Ltd. Class H	88,500	146,993
Industrial and Commercial Bank of China (Asia) Ltd.	24,000	22,624
Industrial and Commercial Bank of China Ltd. Class H	1,200,000	518,399

		1,924,404

BEVERAGES – 0.39%
Tsingtao Brewery Co. Ltd. Class H	18,000	34,539

		34,539

BUILDING MATERIALS – 1.35%
Anhui Conch Cement Co. Ltd. Class Ha	12,000	58,726
China National Building Material Co. Ltd. Class H	54,000	60,235

		118,961

Security	Shares	Value
CHEMICALS – 0.72%
China BlueChemical Ltd. Class H	66,000	$35,321
Sinopec Shanghai Petrochemical Co. Ltd. Class H	84,000	19,823
Sinopec Yizheng Chemical Fibre Co. Ltd. Class Ha	78,000	8,147

		63,291

COAL – 4.61%
China Coal Energy Co. Class H	144,000	106,775
China Shenhua Energy Co. Ltd. Class H	112,500	246,626
Yanzhou Coal Mining Co. Ltd. Class H	78,000	52,204

		405,605

COMMERCIAL SERVICES – 1.72%
Anhui Expressway Co. Class H	24,000	8,573
COSCO Pacific Ltd.[b]	42,000	38,346
Jiangsu Expressway Co. Ltd. Class H	48,000	34,601
Shenzhen Expressway Co. Ltd. Class H	42,000	15,815
Shenzhen International Holdings Ltd.	367,500	15,639
Zhejiang Expressway Co. Ltd. Class H	66,000	38,215

		151,189

COMPUTERS – 0.51%
Lenovo Group Ltd.	234,000	44,358

		44,358

DIVERSIFIED FINANCIAL SERVICES – 0.54%
China Everbright Ltd.	42,000	46,958

		46,958

ELECTRIC – 2.73%
China Resources Power Holdings Co. Ltd.	24,000	44,876
Datang International Power Generation Co. Ltd. Class H	144,000	73,350
Huadian Power International Corp. Ltd. Class H	66,000	14,299
Huaneng Power International Inc. Class H	144,000	107,703

		240,228

24	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

January 31, 2009

Security	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT – 0.79%
BYD Co. Ltd. Class H	22,500	$42,594
Dongfang Electric Corp. Ltd. Class H	6,000	13,494
Harbin Power Equipment Co. Ltd. Class H	18,000	12,883

		68,971

ENGINEERING & CONSTRUCTION – 3.69%
Beijing Capital International Airport Co. Ltd. Class H	66,000	29,618
China Communications Construction Co. Ltd. Class H	144,000	143,357
China Railway Construction Corp. Class Ha	49,500	68,939
China Railway Group Ltd. Class Ha	144,000	82,820

		324,734

ENVIRONMENTAL CONTROL – 0.03%
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	18,000	2,971

		2,971

FOOD – 0.43%
China Foods Ltd.	66,000	22,384
Lianhua Supermarket Holdings Co. Ltd. Class H	15,000	15,591

		37,975

HOLDING COMPANIES - DIVERSIFIED – 3.50%
Beijing Enterprises Holdings Ltd.[b]	12,000	47,662
China Merchants Holdings (International) Co. Ltd.[b]	42,000	75,825
China Resources Enterprise Ltd.	42,000	61,635
CITIC Pacific Ltd.	33,000	39,278
Guangdong Investment Ltd.	96,000	37,015
Shanghai Industrial Holdings Ltd.[b]	18,000	46,424

		307,839

INSURANCE – 11.29%
China Insurance International Holdings Co. Ltd.	30,000	38,686
China Life Insurance Co. Ltd. Class H	222,000	595,462
PICC Property & Casualty Co. Ltd. Class Ha	144,000	66,293
Ping An Insurance (Group) Co. of China Ltd. Class H	66,000	291,928

		992,369

Security	Shares	Value
IRON & STEEL – 0.64%
Angang New Steel Co. Ltd. Class H	36,000	$35,839
Maanshan Iron & Steel Co. Ltd. Class H	60,000	20,040

		55,879

METAL FABRICATE & HARDWARE – 0.38%
Jiangxi Copper Co. Ltd. Class H	48,000	33,674

		33,674

MINING – 1.62%
Aluminum Corp. of China Ltd. Class H	102,000	47,352
China Molybdenum Co. Ltd. Class H	30,000	12,418
Zhaojin Mining Industry Co. Ltd. Class H	15,000	11,915
Zijin Mining Group Co. Ltd. Class H	132,000	70,982

		142,667

OIL & GAS – 11.58%
China Petroleum & Chemical Corp. Class H	480,000	263,068
CNOOC Ltd.	378,000	331,466
PetroChina Co. Ltd. Class H	564,000	423,292

		1,017,826

OIL & GAS SERVICES – 0.39%
China Oilfield Services Ltd. Class H	42,000	33,742

		33,742

PHARMACEUTICALS – 0.02%
Guangzhou Pharmaceutical Co. Ltd. Class H	6,000	1,842

		1,842

REAL ESTATE – 2.03%
Beijing North Star Co. Class Hb	24,000	3,714
China Overseas Land & Investment Ltd.	91,040	121,862
Guangzhou R&F Properties Co. Ltd. Class Hb	40,800	34,199
Shenzhen Investment Ltd.	108,000	18,802

		178,577

SHIPBUILDING – 0.15%
Guangzhou Shipyard International Co. Ltd. Class H	12,000	13,401

		13,401

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES ® FTSE CHINA (HK LISTED) INDEX FUND

January 31, 2009

Security	Shares	Value
SOFTWARE – 0.12%
Travelsky Technology Ltd. Class H	27,000	$10,654

		10,654

TELECOMMUNICATIONS – 25.23%
China Communications Services Corp. Ltd. Class H	66,000	40,257
China Mobile Ltd.	189,000	1,718,259
China Telecom Corp. Ltd. Class H	552,000	205,007
China Unicom (Hong Kong) Ltd.	240,128	226,669
ZTE Corp. Class H	9,600	27,792

		2,217,984

TEXTILES – 0.06%
Weiqiao Textile Co. Ltd.	16,500	4,958

		4,958

TRANSPORTATION – 1.65%
China COSCO Holdings Co. Ltd. Class H	64,500	39,675
China Shipping Container Lines Co. Ltd. Class H	123,000	19,985
China Shipping Development Co. Ltd. Class H	42,000	41,921
Guangshen Railway Co. Ltd. Class H	102,000	32,883
Sinotrans Ltd. Class H	63,000	10,236

		144,700

TOTAL COMMON STOCKS (Cost: $10,031,904)		8,783,188

SHORT-TERM INVESTMENTS – 3.20%

MONEY MARKET FUNDS – 3.20%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 0.93%[c,d,e]	241,380	241,380
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 0.56%[c,d,e]	39,020	39,020

Security	Shares	Value
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.09%[c,d]	1,327	$1,327

		281,727

TOTAL SHORT-TERM INVESTMENTS
(Cost: $281,727)		281,727

TOTAL INVESTMENTS IN SECURITIES – 103.11%
(Cost: $10,313,631)		9,064,915

Other Assets, Less Liabilities – (3.11)%		(273,396)

NET ASSETS – 100.00%		$8,791,519

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2009

Security	Shares	Value
COMMON STOCKS – 98.49%

ARGENTINA – 0.09%
Petrobras Energia Participaciones SA SP ADR	28,909	$196,581

		196,581

AUSTRALIA – 2.35%
AMP Ltd.	54,969	184,212
ASX Ltd.	9,782	168,883
Australia and New Zealand Banking Group Ltd.	18,396	155,233
BHP Billiton Ltd.	35,782	693,990
BlueScope Steel Ltd.	36,865	82,752
Brambles Ltd.	42,267	182,768
Commonwealth Bank of Australia	12,775	218,525
CSL Ltd.	12,994	309,858
Foster’s Group Ltd.	83,439	290,232
Macquarie Group Ltd.[a]	7,227	119,441
National Australia Bank Ltd.	18,907	227,595
Newcrest Mining Ltd.	11,972	236,003
Orica Ltd.	15,419	132,759
QBE Insurance Group Ltd.	15,257	232,846
Rio Tinto Ltd.	3,302	88,504
Santos Ltd.	29,346	268,160
Suncorp-Metway Ltd.	27,302	130,210
Telstra Corp. Ltd.	89,206	214,992
Wesfarmers Ltd.	12,415	122,763
Wesfarmers Ltd. Entitlement[b]	6,045	57,852
Westfield Group	23,652	181,085
Westpac Banking Corp.	18,907	188,039
Woodside Petroleum Ltd.	8,833	198,726
Woolworths Ltd.	16,425	289,317

		4,974,745

AUSTRIA – 0.17%
Erste Group Bank AG	6,304	95,650
OMV AG	2,484	71,273
Telekom Austria AG	4,676	65,915
voestalpine AG	6,132	119,601

		352,439

Security	Shares	Value
BELGIUM – 0.29%
Anheuser-Busch InBev NV	12,957	$330,594
Groupe Bruxelles Lambert SA	3,066	226,276
KBC Group NV	2,920	53,604

		610,474

BRAZIL – 0.39%
Companhia Siderurgica Nacional SP ADR	6,984	105,458
Companhia Vale do Rio Doce ADR	12,852	181,342
Petroleo Brasileiro SA ADR	14,600	382,520
Unibanco - Uniao de Bancos Brasileiros SA ADR	2,847	160,229

		829,549

CANADA – 3.58%
Bank of Montreal	8,030	215,347
Bank of Nova Scotia	10,950	262,037
Barrick Gold Corp.	10,950	407,495
Brookfield Asset Management Inc. Class A	11,899	184,745
Cameco Corp.	10,366	170,056
Canadian Imperial Bank of Commerce	5,986	225,130
Canadian National Railway Co.	8,687	301,069
Canadian Natural Resources Ltd.	7,446	263,584
Canadian Pacific Railway Ltd.	5,256	157,784
Enbridge Inc.	9,271	300,895
EnCana Corp.	6,178	271,915
Goldcorp Inc.	10,147	297,245
Husky Energy Inc.	9,271	227,616
Imperial Oil Ltd.	6,789	213,277
Kinross Gold Corp.	16,936	296,826
Manulife Financial Corp.	10,950	179,814
Nexen Inc.	13,067	188,230
Penn West Energy Trust	13,286	149,378
Petro-Canada	8,249	176,909
Potash Corp. of Saskatchewan Inc.	3,650	271,575
Power Corp. of Canada	11,023	188,036
Research In Motion Ltd.[c]	6,351	347,196
Rogers Communications Inc. Class B	8,784	244,990
Royal Bank of Canada	13,213	324,077
Shaw Communications Inc. Class B	17,958	288,087
SNC-Lavalin Group Inc.	8,468	236,313
Sun Life Financial Inc.	7,811	157,247

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2009

Security	Shares	Value
Suncor Energy Inc.	11,972	$227,013
Talisman Energy Inc.	25,477	238,568
Teck Cominco Ltd. Class B	11,315	43,258
Toronto-Dominion Bank (The)	8,760	281,202
TransCanada Corp.	9,417	250,492

		7,587,406

CHILE – 0.11%
LAN Airlines SA SP ADR	27,083	225,060

		225,060

CHINA – 1.55%
Bank of China Ltd. Class H	730,000	194,864
China Communications Construction Co. Ltd. Class H	146,000	145,348
China Construction Bank Class H	511,000	253,699
China Life Insurance Co. Ltd. Class H	146,000	391,610
China Mobile Ltd.	73,000	663,666
China Petroleum & Chemical Corp. Class H	438,000	240,050
China Shenhua Energy Co. Ltd. Class H	73,000	160,033
CNOOC Ltd.	292,000	256,053
Industrial and Commercial Bank of China Ltd. Class H	1,042,000	450,143
PetroChina Co. Ltd. Class H	292,000	219,151
Ping An Insurance (Group) Co. of China Ltd. Class H	73,000	322,890

		3,297,507

CZECH REPUBLIC – 0.25%
CEZ AS	3,287	113,289
Komercni Banka AS	1,995	221,288
Zentiva NV	3,985	203,604

		538,181

DENMARK – 0.32%
Danske Bank A/S	10,658	108,099
FLS Industries A/S Class B	3,723	102,882
Novo Nordisk A/S Class B	5,621	301,965
Vestas Wind Systems A/Sc	3,358	164,232

		677,178

Security	Shares	Value
EGYPT – 0.12%
Orascom Construction Industries Co. GDR	3,180	$129,903
Orascom Telecom Holding SAE GDR[d]	6,327	128,691

		258,594

FINLAND – 0.52%
Fortum OYJ	8,833	172,962
Metso OYJ	7,227	70,572
Nokia OYJ	32,047	393,844
Sampo OYJ Class A	14,089	226,952
UPM-Kymmene OYJ	24,747	234,678

		1,099,008

FRANCE – 4.07%
Accor SA	4,964	197,171
Alcatel-Lucent[c]	63,875	127,204
ALSTOM	3,212	156,106
ArcelorMittal	9,928	225,256
AXA	11,753	183,976
BNP Paribas	8,833	339,698
Bouygues SA	5,110	175,237
Cap Gemini SA	6,643	230,277
Carrefour SA	6,424	220,545
Compagnie de Saint-Gobain	4,745	161,595
Compagnie Generale de Geophysique-Veritas[c]	7,300	89,143
Compagnie Generale des Etablissements Michelin Class B	3,942	155,187
Credit Agricole SA	18,620	227,639
Essilor International SA	6,424	245,983
France Telecom SA	19,856	446,822
GDF Suez	10,449	402,649
Groupe Danone	5,840	301,229
Lafarge SA	2,190	101,553
L’Air Liquide SA	2,855	208,673
L’Oreal SA	2,920	194,957
LVMH Moet Hennessy Louis Vuitton SA	3,431	188,206
Pernod Ricard SA	3,431	216,500
PPR SA	2,628	133,465
PSA Peugeot Citroen SA	4,891	83,393
Renault SA	3,796	73,747

28	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2009

Security	Shares	Value
Sanofi-Aventis	10,877	$614,495
Schneider Electric SA	3,212	204,821
SES SA	15,549	286,337
Societe Generale	3,504	147,958
Suez Environnement SAc	2,718	43,574
Technip SA	4,964	154,772
Total SA	21,827	1,095,776
Unibail-Rodamco	1,460	196,837
Vallourec SA	1,679	165,429
Veolia Environnement	4,599	104,052
Vinci SA	5,402	185,804
Vivendi	13,067	338,424

		8,624,490

GERMANY – 3.27%
Adidas AG	5,621	195,426
Allianz SE Registered	5,183	439,037
BASF SE	8,030	233,799
Bayer AG	8,541	455,434
Bayerische Motoren Werke AG	6,935	165,391
Commerzbank AG	12,702	57,867
Daimler AG Registered	11,680	329,294
Deutsche Bank AG Registered	6,132	162,664
Deutsche Boerse AG	2,482	125,637
Deutsche Post AG Registered	11,388	142,727
Deutsche Telekom AG Registered	28,032	340,191
E.ON AG	18,177	587,936
Fresenius Medical Care AG & Co. KGaA	7,154	320,966
K+S AG	4,672	222,423
Linde AG	2,920	195,519
MAN AG	2,774	121,293
Merck KGaA	2,920	247,981
METRO AG	4,307	156,752
Muenchener Rueckversicherungs- Gesellschaft AG Registered	2,482	329,837
RWE AG	4,964	387,216
SAP AG	11,096	396,014
Siemens AG Registered[a]	10,147	571,889
ThyssenKrupp AGa	7,227	147,627
Volkswagen AG	1,898	606,734

		6,939,654

Security	Shares	Value
GREECE – 0.13%
National Bank of Greece SA ADR	82,880	$268,531

		268,531

HONG KONG – 1.12%
Esprit Holdings Ltd.	29,200	157,397
Hang Lung Properties Ltd.[a]	146,000	335,128
Hang Seng Bank Ltd.	21,900	267,726
Henderson Land Development Co. Ltd.	73,000	283,823
Hong Kong and China Gas Co. Ltd. (The)[a]	146,400	240,518
Li & Fung Ltd.[a]	146,000	295,967
New World Development Co. Ltd.	146,000	140,829
Swire Pacific Ltd. Class A	73,000	480,099
Wharf Holdings Ltd. (The)	73,000	183,567

		2,385,054

HUNGARY – 0.13%
OTP Bank Rta,c	8,833	88,351
Richter Gedeon Rt	1,606	183,124

		271,475

INDIA – 0.61%
HDFC Bank Ltd. ADR[a]	5,863	338,061
ICICI Bank Ltd. SP ADR	8,979	147,974
Infosys Technologies Ltd. SP ADR	10,220	271,443
Reliance Industries Ltd. GDR[e]	4,891	261,669
Satyam Computer Services Ltd. ADR	19,060	36,214
Wipro Ltd. ADR	33,580	233,045

		1,288,406

INDONESIA – 0.24%
PT Astra International Tbk	146,000	166,784
PT Bank Central Asia Tbk	1,460,000	352,812

		519,596

IRELAND – 0.02%
Elan Corp. PLC[c]	7,008	50,292

		50,292

ISRAEL – 0.42%
Israel Chemicals Ltd.	28,324	200,979
Teva Pharmaceutical Industries Ltd.	17,009	699,221

		900,200

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2009

Security	Shares	Value
ITALY – 1.50%
Assicurazioni Generali SpA	8,979	$187,557
Atlantia SpA	11,996	176,019
Banco Popolare SpA	22,338	128,030
Enel SpA	46,209	260,258
Eni SpA	22,200	473,396
Finmeccanica SpA	21,644	340,330
Intesa Sanpaolo SpA	90,301	286,120
Mediobanca SpA	31,098	282,950
Saipem SpA	9,636	147,935
Snam Rete Gas SpA	46,793	244,508
Telecom Italia SpA	147,022	181,532
UniCredito SpA	101,206	179,239
Unione di Banche Italiane ScpA	23,141	289,138

		3,177,012

JAPAN – 10.70%
AEON Co. Ltd.	29,200	237,020
AEON Credit Service Co. Ltd.	7,300	66,733
Aisin Seiki Co. Ltd.	14,600	201,256
Asahi Breweries Ltd.	14,600	228,567
Astellas Pharma Inc.	14,600	559,225
Bank of Yokohama Ltd. (The)	73,000	379,590
Bridgestone Corp.	29,200	377,152
Canon Inc.	14,600	402,349
Chubu Electric Power Co. Inc.	14,600	417,793
Daiichi Sankyo Co. Ltd.	14,600	331,633
Daikin Industries Ltd.	14,600	343,826
Denso Corp.	14,600	270,834
Eisai Co. Ltd.	14,600	541,343
FUJIFILM Holdings Corp.	14,600	325,944
Fujitsu Ltd.	73,000	334,885
Haseko Corp.	182,500	172,726
Hitachi Ltd.	73,000	238,971
Honda Motor Co. Ltd.	14,600	336,510
Hoya Pentax HD Corp.	14,600	264,982
Japan Prime Realty Investment Corp.	73	191,340
JFE Holdings Inc.	14,600	371,462
Kansai Electric Power Co. Inc. (The)	21,900	605,963
Kobe Steel Ltd.	146,000	222,715
Komatsu Ltd.	21,900	230,924
Kubota Corp.	73,000	404,788
Kyocera Corp.	7,300	477,942

Security	Shares	Value
Leopalace21 Corp.	29,200	$250,676
Marubeni Corp.	73,000	265,794
Mitsubishi Chemical Holdings Corp.	73,000	303,184
Mitsubishi Corp.	14,600	198,492
Mitsubishi Heavy Industries Ltd.	146,000	560,851
Mitsubishi Motors Corp.[a,c]	146,000	196,704
Mitsubishi UFJ Financial Group Inc.	138,700	787,629
Mizuho Financial Group Inc.	138,900	351,078
Murata Manufacturing Co. Ltd.	7,300	278,800
NEC Corp.	146,000	398,285
Nintendo Co. Ltd.	200	63,022
Nippon Oil Corp.	73,000	323,505
Nippon Steel Corp.	73,000	218,650
Nippon Telegraph and Telephone Corp.	8,400	411,535
Nissan Motor Co. Ltd.	43,800	134,116
Nitto Denko Corp.	14,600	274,573
Nomura Holdings Inc.	43,800	289,204
NTT DoCoMo Inc.	292	515,007
ORIX Corp.	2,920	131,028
SBI Holdings Inc.	751	92,652
Secom Co. Ltd.	7,300	310,500
Seven & I Holdings Co. Ltd.	14,600	395,847
Shin-Etsu Chemical Co. Ltd.	7,300	346,264
SoftBank Corp.	21,900	344,801
Sony Corp.	14,600	289,366
Sumitomo Chemical Co. Ltd.	73,000	234,907
Sumitomo Corp.	29,200	270,184
Sumitomo Electric Industries Ltd.	29,200	224,665
Sumitomo Metal Industries Ltd.	146,000	299,120
Sumitomo Mitsui Financial Group Inc.	8,000	325,131
Sumitomo Trust and Banking Co. Ltd. (The)	73,000	366,585
Suzuki Motor Corp.	14,600	200,443
T&D Holdings Inc.	10,950	360,895
Takeda Pharmaceutical Co. Ltd.	7,300	345,451
Takefuji Corp.	13,870	99,921
TDK Corp.	7,300	278,800
Terumo Corp.	7,300	251,164
Tokio Marine Holdings Inc.	14,600	395,847
Tokyo Electric Power Co. Inc. (The)	14,600	460,060

30	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2009

Security	Shares	Value
Tokyo Electron Ltd.	7,300	$273,923
Toray Industries Inc.	73,000	321,067
Toshiba Corp.	73,000	258,479
Toyota Motor Corp.	36,500	1,188,760
Yamada Denki Co. Ltd.	4,380	262,868

		22,686,306

MEXICO – 0.64%
America Movil SAB de CV Series L	131,400	187,166
Cemex SAB de CV Series CPO[c]	146,145	114,915
Fomento Economico Mexicano SAB de CV BD Units	102,200	285,671
Grupo Televisa SA Series CPO	80,300	224,120
Telefonos de Mexico SAB de CV Series L	226,300	200,144
Telmex Internacional SAB de CV Class L	226,300	106,922
Wal-Mart de Mexico SAB de CV Series V	109,500	228,357

		1,347,295

NETHERLANDS – 1.35%
Aegon NV	27,156	144,074
Akzo Nobel NV	4,964	178,373
Heineken NV	6,424	189,756
ING Groep NV CVA	22,557	184,483
Koninklijke Ahold NV	29,784	359,201
Koninklijke DSM NV	8,979	216,324
Koninklijke KPN NV	21,389	286,434
Koninklijke Philips Electronics NV	15,476	281,621
Reed Elsevier NV	22,119	246,039
TNT NV	10,293	180,116
Unilever NV	16,352	361,894
Wolters Kluwer NV	13,432	242,705

		2,871,020

NORWAY – 0.27%
DnB NOR ASA	26,134	89,239
Orkla ASA	31,098	208,104
StatoilHydro ASA	8,543	147,959
Telenor ASA	19,418	127,414

		572,716

Security	Shares	Value
PERU – 0.09%
Compania de Minas Buenaventura SA ADR	10,658	$200,797

		200,797

PORTUGAL – 0.16%
BRISA-Auto-estradas de Portugal SA	14,162	93,828
Energias de Portugal SA	66,065	235,192

		329,020

RUSSIA – 0.35%
Comstar United Telesystems GDR	31,463	75,511
Mobile TeleSystems SP ADR	4,599	97,959
OAO Gazprom SP ADR	22,903	297,052
OAO NOVATEK SP GDR[d]	3,942	86,724
Surgutneftegaz SP ADR	12,274	52,533
Uralkali SP GDR[d]	2,336	14,670
Vimpel-Communications SP ADR	10,001	60,906
Wimm-Bill-Dann Foods OJSC ADR[c]	2,409	58,418

		743,773

SINGAPORE – 0.47%
CapitaLand Ltd.[a]	146,000	231,930
Keppel Corp. Ltd.	73,000	195,691
Oversea-Chinese Banking Corp.	19,000	64,767
Singapore Exchange Ltd.	73,000	250,291
Singapore Telecommunications Ltd.	146,000	257,056

		999,735

SOUTH AFRICA – 0.87%
FirstRand Ltd.	172,718	252,242
Gold Fields Ltd.	25,554	271,482
Impala Platinum Holdings Ltd.	9,125	106,361
MTN Group Ltd.	24,601	236,305
Naspers Ltd.	19,418	298,907
Sanlam Ltd.	157,315	249,792
Sasol Ltd.	7,373	199,456
Standard Bank Group Ltd.	31,682	220,167

		1,834,712

SOUTH KOREA – 1.31%
KB Financial Group Inc. SP ADR[c]	14,235	368,117
Korea Electric Power Corp. SP ADR[c]	29,054	288,797
KT Corp. SP ADR[c]	24,966	352,770
LG Display Co. Ltd. ADR[c]	16,863	160,536
POSCO ADR	5,913	375,594

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2009

Security	Shares	Value
Samsung Electronics Co. Ltd. GDR[d]	3,650	$640,575
Shinhan Financial Group Co. Ltd. ADR[c]	6,497	259,035
SK Telecom Co. Ltd. ADR	20,440	334,194

		2,779,618

SPAIN – 1.79%
Acciona SA	1,314	149,024
Actividades de Construcciones y Servicios SA	8,249	332,989
Banco Bilbao Vizcaya Argentaria SA	45,990	432,002
Banco de Sabadell SA	43,362	217,828
Banco Popular Espanol SAa	38,179	263,224
Banco Santander SA	78,533	636,045
Gamesa Corporacion Tecnologica SA	9,344	157,822
Iberdrola SA	46,647	363,451
Industria de Diseno Textil SAa	7,373	282,321
Repsol YPF SA	15,987	287,642
Telefonica SA	37,303	665,907

		3,788,255

SWEDEN – 0.78%
Atlas Copco AB Class A	23,798	162,093
Hennes & Mauritz AB Class B	6,789	265,171
Nordea Bank AB	26,353	141,055
Sandvik AB	23,360	121,092
Scania AB Class B	16,936	137,813
Svenska Handelsbanken AB Class A	12,994	143,331
Telefonaktiebolaget LM Ericsson AB Class B	42,783	344,527
TeliaSonera AB	49,932	221,515
Volvo AB Class B	27,010	109,406

		1,646,003

SWITZERLAND – 3.54%
ABB Ltd. Registered[c]	27,594	359,932
Adecco SA Registered	7,154	240,747
Compagnie Financiere Richemont SA Class A Bearer Units	7,245	106,113
Credit Suisse Group AG Registered	13,797	354,702
Holcim Ltd. Registered	5,110	206,654
Julius Baer Holding AG Registered	4,964	147,889
Lindt & Spruengli AG Participation Certificates	146	238,365

Security	Shares	Value
Nestle SA Registered	58,984	$2,041,852
Novartis AG Registered	29,784	1,233,751
Roche Holding AG Genusschein	8,176	1,150,994
Swiss Reinsurance Co. Registered	5,110	136,214
Syngenta AG Registered	1,314	255,283
Transocean Ltd.[c]	3,431	187,401
UBS AG Registered[c]	39,088	493,020
Zurich Financial Services AG Registered	1,971	356,604

		7,509,521

TAIWAN – 1.16%
AU Optronics Corp. SP ADR[a]	23,666	167,555
Chunghwa Telecom Co. Ltd. ADR	65,498	985,090
Siliconware Precision Industries Co. SP ADR	48,161	198,905
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	108,336	816,853
United Microelectronics Corp. SP ADR[a]	164,394	297,553

		2,465,956

THAILAND – 0.21%
Bangkok Bank PCL NVDR	124,830	258,761
Kasikornbank PCL NVDR	146,876	188,976

		447,737

UNITED KINGDOM – 8.51%
Anglo American PLC	15,841	289,129
AstraZeneca PLC	17,885	688,712
Aviva PLC	34,091	153,345
BAE Systems PLC	49,056	284,487
Barclays PLC[f]	98,192	150,199
BG Group PLC	37,522	514,177
BHP Billiton PLC	25,125	427,790
BP PLC	222,796	1,588,359
British American Tobacco PLC	18,257	500,101
British Land Co. PLC	20,294	132,392
British Sky Broadcasting Group PLC	33,653	241,132
BT Group PLC	93,440	141,313
Cadbury PLC	21,389	172,222
Carnival PLC	8,833	161,601
Centrica PLC	74,178	275,912
Compass Group PLC	60,590	299,838
Diageo PLC	24,966	339,779

32	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2009

Security	Shares	Value
Experian PLC	43,362	$270,221
GlaxoSmithKline PLC	62,342	1,096,068
HSBC Holdings PLC	128,772	1,008,547
Imperial Tobacco Group PLC	11,096	302,825
International Power PLC	47,012	184,185
J Sainsbury PLC	51,684	248,128
Johnson Matthey PLC	9,344	131,210
Land Securities Group PLC	12,556	124,813
Legal & General Group PLC	155,855	138,413
Lloyds TSB Group PLC	115,595	151,155
Lonmin PLC	5,475	68,395
Man Group PLC	34,237	101,804
Marks & Spencer Group PLC	48,837	162,643
National Grid PLC	24,674	230,510
Old Mutual PLC	158,045	119,395
Pearson PLC	29,273	280,860
Prudential PLC	31,755	152,680
Reckitt Benckiser PLC	6,716	259,006
Reed Elsevier PLC	33,361	249,621
Rio Tinto PLC	10,587	229,865
Rolls-Royce Group PLC[c]	43,435	207,899
Royal Dutch Shell PLC Class A	40,077	999,577
Royal Dutch Shell PLC Class B	28,835	689,254
SABMiller PLC	16,936	276,396
Scottish & Southern Energy PLC	12,264	211,288
Shire PLC	20,878	304,309
Smith & Nephew PLC	28,178	202,512
Standard Chartered PLC	17,039	215,191
Standard Life PLC	94,170	298,343
Tesco PLC	89,133	460,298
Thomson Reuters PLC	5,184	104,409
3i Group PLC	20,586	67,223
Unilever PLC	16,352	360,693
Vodafone Group PLC	641,086	1,198,757
Wm Morrison Supermarkets PLC	65,189	254,459
Wolseley PLC	29,054	72,339
WPP PLC	32,412	182,474
Xstrata PLC	7,665	62,933

		18,039,186

UNITED STATES – 45.04%
Abbott Laboratories	16,863	934,885
Accenture Ltd.	10,804	340,974

Security	Shares	Value
ACE Ltd.	6,351	$277,285
Adobe Systems Inc.[c]	10,804	208,625
AES Corp. (The)[c]	19,564	154,751
Aetna Inc.	7,227	224,037
Aflac Inc.	5,913	137,240
Air Products and Chemicals Inc.	3,942	198,283
Alcoa Inc.	12,118	94,399
Allergan Inc.	5,694	217,055
Allstate Corp. (The)	8,030	174,010
Altria Group Inc.	26,134	432,256
Amazon.com Inc.[c]	4,964	291,982
American Capital Ltd.[a]	10,877	31,108
American Electric Power Co. Inc.	8,687	272,337
American Express Co.	8,176	136,784
American Tower Corp. Class Ac	9,490	287,927
Ameriprise Financial Inc.	6,935	139,740
Amgen Inc.[c]	13,651	748,757
Anadarko Petroleum Corp.	6,351	233,336
Apache Corp.	4,307	323,025
Apollo Group Inc. Class Ac	4,982	405,834
Apple Inc.[c]	10,950	986,923
Applied Materials Inc.	20,732	194,259
Archer-Daniels-Midland Co.	8,395	229,855
AT&T Inc.	70,810	1,743,342
Automatic Data Processing Inc.	9,271	336,815
Avon Products Inc.	9,417	192,578
Baker Hughes Inc.	5,402	179,995
Bank of America Corp.	60,665	399,176
Bank of New York Mellon Corp. (The)	12,702	326,949
Baxter International Inc.	8,176	479,522
BB&T Corp.	11,242	222,479
Becton, Dickinson and Co.	4,015	291,770
Bed Bath & Beyond Inc.[c]	12,775	296,763
Best Buy Co. Inc.	7,164	200,735
Biogen Idec Inc.[c]	5,913	287,667
Boeing Co. (The)	8,833	373,724
Boston Properties Inc.	4,161	180,171
Boston Scientific Corp.[c]	29,857	264,832
Bristol-Myers Squibb Co.	24,382	522,019
Burlington Northern Santa Fe Corp.	4,818	319,192
C.H. Robinson Worldwide Inc.	6,716	308,802
C.R. Bard Inc.	3,650	312,330

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2009

Security	Shares	Value
CA Inc.	15,841	$284,980
Capital One Financial Corp.	7,665	121,414
Cardinal Health Inc.	6,059	228,121
Carnival Corp.	8,979	163,328
Caterpillar Inc.	6,497	200,432
CBS Corp. Class B	14,892	85,182
Celgene Corp.[c]	6,570	347,881
Charles Schwab Corp. (The)	18,469	250,994
Chesapeake Energy Corp.	8,687	137,341
Chevron Corp.	24,382	1,719,419
Chubb Corp.	7,008	298,401
CIGNA Corp.	7,592	131,797
Cisco Systems Inc.[c]	73,730	1,103,738
Citigroup Inc.	61,685	218,982
CME Group Inc.	584	101,563
Coach Inc.[c]	11,972	174,791
Coca-Cola Co. (The)	22,557	963,635
Cognizant Technology Solutions Corp.[c]	11,461	214,665
Colgate-Palmolive Co.	5,767	375,086
Comcast Corp. Class A	3,358	49,195
ConAgra Foods Inc.	17,301	295,847
ConocoPhillips	18,469	877,832
CONSOL Energy Inc.	4,818	131,339
Constellation Energy Group Inc.	3,650	95,995
Cooper Industries Ltd.	8,468	227,874
Corning Inc.	20,951	211,815
Costco Wholesale Corp.	5,694	256,401
Coventry Health Care Inc.[c]	6,716	101,613
Covidien Ltd.	8,541	327,462
CSX Corp.	7,519	217,750
CVS Caremark Corp.	16,790	451,315
Danaher Corp.	4,818	269,471
Deere & Co.	4,526	157,233
Dell Inc.[c]	31,098	295,431
Devon Energy Corp.	5,329	328,266
DIRECTV Group Inc. (The)[a,c]	14,819	324,536
Dominion Resources Inc.	8,760	308,177
Dover Corp.	8,833	249,797
Dow Chemical Co. (The)	11,753	136,217
Dr. Pepper Snapple Group Inc.[c]	4,017	66,080
Duke Energy Corp.	20,951	317,408

Security	Shares	Value
E.I. du Pont de Nemours and Co.	10,147	$232,975
Eaton Corp.	4,599	202,448
eBay Inc.[c]	13,011	156,392
Edison International	7,008	228,251
El Paso Corp.	22,995	188,099
Electronic Arts Inc.[c]	7,519	116,093
Eli Lilly and Co.	11,753	432,745
EMC Corp.[c]	29,054	320,756
Emerson Electric Co.	6,935	226,774
Entergy Corp.	3,358	256,417
EOG Resources Inc.	3,723	252,308
Equity Residential	9,563	228,843
Exelon Corp.	6,351	344,351
Expeditors International Washington Inc.	8,979	249,706
Express Scripts Inc.[c]	5,694	306,109
Exxon Mobil Corp.	67,525	5,164,312
FedEx Corp.	4,161	211,961
Fifth Third Bancorp	20,440	48,852
FirstEnergy Corp.	5,110	255,449
Fluor Corp.	5,986	232,855
Forest Laboratories Inc.[c]	9,125	228,490
FPL Group Inc.	5,621	289,763
Franklin Resources Inc.	3,650	176,733
Freeport-McMoRan Copper & Gold Inc.	4,818	121,125
Gap Inc. (The)	19,126	215,741
Genentech Inc.[c]	5,767	468,511
General Dynamics Corp.	4,307	244,336
General Electric Co.	117,457	1,424,753
General Mills Inc.	6,716	397,251
Genzyme Corp.[c]	4,964	342,119
Gilead Sciences Inc.[c]	11,242	570,756
Goldman Sachs Group Inc. (The)	4,905	395,981
Google Inc. Class Ac	2,774	939,082
H.J. Heinz Co.	9,052	330,398
Halliburton Co.	10,950	188,888
Hartford Financial Services Group Inc. (The)	4,964	65,326
Hess Corp.	4,015	223,274
Hewlett-Packard Co.	32,704	1,136,464
Home Depot Inc.	21,024	452,647

34	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2009

Security	Shares	Value
Honeywell International Inc.	7,665	$251,489
Humana Inc.[c]	5,256	199,360
Illinois Tool Works Inc.	7,519	245,571
Ingersoll-Rand Co. Ltd. Class A	11,254	182,427
Intel Corp.	73,876	953,000
International Business Machines Corp.	14,819	1,358,161
International Game Technology Inc.	8,030	85,118
International Paper Co.	11,461	104,524
Intuit Inc.[c]	12,337	279,433
ITT Industries Inc.	6,351	287,573
J.C. Penney Co. Inc.	7,957	133,280
Jacobs Engineering Group Inc.[c]	4,745	183,489
Johnson & Johnson	30,587	1,764,564
Johnson Controls Inc.	10,877	136,071
JPMorgan Chase & Co.	40,734	1,039,124
Juniper Networks Inc.[c]	14,381	203,635
Kellogg Co.	7,008	306,180
Kimberly-Clark Corp.	5,913	304,342
Kohl’s Corp.[c]	8,249	302,821
Kraft Foods Inc. Class A	17,382	487,565
Kroger Co. (The)	13,870	312,075
L-3 Communications Holdings Inc.	3,358	265,349
Laboratory Corp. of America Holdings[c]	4,526	267,939
Legg Mason Inc.	5,256	84,411
Lincoln National Corp.	6,789	102,718
Lockheed Martin Corp.	4,015	329,391
Lowe’s Companies Inc.	19,345	353,433
Macy’s Inc.[a]	14,892	133,283
Marathon Oil Corp.	9,709	264,376
Marriott International Inc. Class A	10,512	171,451
Marsh & McLennan Companies Inc.	14,600	282,218
MasterCard Inc. Class A	1,679	227,975
McDonald’s Corp.	12,337	715,793
McGraw-Hill Companies Inc. (The)	9,125	200,659
McKesson Corp.	6,278	277,488
Medco Health Solutions Inc.[c]	7,519	337,829
Medtronic Inc.	12,994	435,169
MEMC Electronic Materials Inc.[c]	4,745	64,532
Merck & Co. Inc.	27,083	773,220
MetLife Inc.	5,408	155,372

Security	Shares	Value
Microsoft Corp.	101,470	$1,735,137
Mirant Corp.[c]	10,293	176,731
Monsanto Co.	5,986	455,295
Moody’s Corp.	9,490	203,276
Morgan Stanley	13,140	265,822
Motorola Inc.	34,091	151,023
Murphy Oil Corp.	4,745	209,634
National Oilwell Varco Inc.[c]	5,913	156,340
Newmont Mining Corp.	7,665	304,914
News Corp. Class A	19,418	124,081
Nike Inc. Class B	5,913	267,563
Noble Corp.	7,665	208,105
Noble Energy Inc.	4,818	235,745
Norfolk Southern Corp.	6,716	257,626
Northern Trust Corp.	4,964	285,529
Northrop Grumman Corp.	4,526	217,791
NRG Energy Inc.[a,c]	14,600	341,056
Nucor Corp.	5,913	241,191
NVIDIA Corp.[c]	14,409	114,552
Occidental Petroleum Corp.	9,782	533,608
Omnicom Group Inc.	7,957	206,007
Oracle Corp.[c]	47,377	797,355
Owens-Illinois Inc.[c]	6,716	127,604
PACCAR Inc.	8,760	231,176
Parker Hannifin Corp.	5,475	209,200
Paychex Inc.	11,096	269,522
Peabody Energy Corp.	6,570	164,250
PepsiCo Inc.	17,374	872,696
Pfizer Inc.	82,636	1,204,833
PG&E Corp.	9,271	358,510
Philip Morris International Inc.	26,134	970,878
PNC Financial Services Group Inc. (The)	7,252	235,835
PPL Corp.	7,592	232,771
Praxair Inc.	4,453	277,244
Precision Castparts Corp.	3,066	199,137
Principal Financial Group Inc.	6,497	107,785
Procter & Gamble Co. (The)	34,748	1,893,766
Progressive Corp. (The)[c]	20,294	246,572
Prudential Financial Inc.	5,037	129,703
Public Service Enterprise Group Inc.	7,811	246,593
Public Storage	4,891	302,606

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2009

Security	Shares	Value
QUALCOMM Inc.	20,513	$708,724
Quest Diagnostics Inc.	7,154	353,050
Questar Corp.	6,716	228,210
Raytheon Co.	5,694	288,230
Reynolds American Inc.	5,621	214,610
Safeway Inc.	11,680	250,302
Schering-Plough Corp.	20,586	361,490
Schlumberger Ltd.	14,016	571,993
Seagate Technology	16,644	63,081
Sempra Energy	6,643	291,229
Simon Property Group Inc.	4,307	185,115
SLM Corp.[c]	17,082	195,589
Smith International Inc.	6,059	137,539
Southern Co. (The)	10,439	349,185
Southwestern Energy Co.[c]	9,490	300,359
Spectra Energy Corp.	16,352	237,268
Sprint Nextel Corp.[c]	40,223	97,742
St. Jude Medical Inc.[c]	8,541	310,636
Staples Inc.	14,678	233,967
Starbucks Corp.[c]	20,732	195,710
Starwood Hotels & Resorts Worldwide Inc.	7,665	115,895
State Street Corp.	4,818	112,115
Stryker Corp.	5,329	225,097
Sun Microsystems Inc.[c]	22,265	92,622
SunTrust Banks Inc.	5,767	70,703
Symantec Corp.[c]	21,608	331,251
T. Rowe Price Group Inc.	7,446	205,361
Target Corp.	9,563	298,366
Texas Instruments Inc.	18,980	283,751
Textron Inc.	6,424	58,009
Thermo Fisher Scientific Inc.[c]	6,424	230,814
3M Co.	8,249	443,714
Time Warner Inc.	42,194	393,670
TJX Companies Inc. (The)	12,483	242,420
Travelers Companies Inc. (The)	7,665	296,176
Tyco Electronics Ltd.	10,658	150,917
Tyco International Ltd.	9,198	193,342
U.S. Bancorp	17,739	263,247
Ultra Petroleum Corp.[c]	7,300	261,559
Union Pacific Corp.	6,570	287,700
United Parcel Service Inc. Class B	6,570	279,159

Security	Shares	Value
United States Steel Corp.	3,431	$103,033
United Technologies Corp.	7,957	381,856
UnitedHealth Group Inc.	15,987	452,912
Valero Energy Corp.	7,446	179,598
Varian Medical Systems Inc.[c]	6,935	257,497
VeriSign Inc.[c]	10,366	200,167
Verizon Communications Inc.	31,828	950,702
Viacom Inc. Class Bc	9,125	134,594
Visa Inc. Class A	2,386	117,749
Vornado Realty Trust	4,161	211,420
Walgreen Co.	12,629	346,161
Wal-Mart Stores Inc.	25,331	1,193,597
Walt Disney Co. (The)	20,075	415,151
Waste Management Inc.	11,169	348,361
Weatherford International Ltd.[c]	11,096	122,389
WellPoint Inc.[c]	7,373	305,611
Wells Fargo & Co.	47,452	896,843
Western Union Co.	17,593	240,320
Weyerhaeuser Co.	5,694	155,674
Whirlpool Corp.[a]	4,088	136,662
Williams Companies Inc. (The)	10,950	154,943
Wyeth	16,352	702,645
Xerox Corp.	25,477	169,167
XTO Energy Inc.	6,716	249,096
Yahoo! Inc.[c]	17,009	199,516
Yum! Brands Inc.	10,585	302,943
Zimmer Holdings Inc.[c]	4,745	172,718
Zions Bancorporation	4,380	65,350

		95,508,728

TOTAL COMMON STOCKS (Cost: $288,507,476)		208,841,810

PREFERRED STOCKS – 1.26%

BRAZIL – 1.11%
Banco Bradesco SA SP ADR	22,776	203,845
Banco Itau Holding Financiera SA ADR	29,064	291,802
Companhia Brasileira de Distribuicao Grupo Pao de Acucar SP ADR	7,978	204,636
Companhia de Bebidas das Americas ADR	7,373	300,745

36	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2009

Security	Shares	Value
Companhia Energetica de Minas Gerais SP ADR	24,018	$326,405
Companhia Vale do Rio Doce SP ADR	18,654	226,459
Gerdau SA SP ADR	22,557	143,914
Petroleo Brasileiro SA SP ADR	30,610	663,013

		2,360,819

GERMANY – 0.06%
Volkswagen AG	2,628	130,501

		130,501

ITALY – 0.09%
Telecom Italia SpA RNC	191,771	186,282

		186,282

TOTAL PREFERRED STOCKS (Cost: $3,719,870)		2,677,602

RIGHTS – 0.00%

BELGIUM – 0.00%
Fortis[b,c]	7,392	1

		1

TOTAL RIGHTS (Cost: $0)		1

SHORT-TERM INVESTMENTS – 1.47%

MONEY MARKET FUNDS – 1.47%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 0.93%[f,g,h]	2,585,807	2,585,807
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 0.56%[f,g,h]	418,011	418,011

Security	Shares	Value
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.09%[f,g]	103,481	$103,481

		3,107,299

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,107,299)		3,107,299

TOTAL INVESTMENTS IN SECURITIES – 101.22%
(Cost: $295,334,645)		214,626,712

Other Assets, Less Liabilities – (1.22)%		(2,589,283)

NET ASSETS – 100.00%		$212,037,429

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

NVDR – Non-Voting Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Security valued using Level 3 inputs. See Note 1.
[c]	Non-income earning security.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
f	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2009

Security	Shares	Value
COMMON STOCKS – 97.73%

AUSTRALIA – 5.09%
AMP Ltd.	66,646	$223,344
ASX Ltd.	8,742	150,928
Australia and New Zealand Banking Group Ltd.	63,450	535,416
AXA Asia Pacific Holdings Ltd.	47,329	142,356
BHP Billiton Ltd.	118,017	2,288,934
BlueScope Steel Ltd.	41,830	93,897
Boral Ltd.	45,120	94,970
Brambles Ltd.	52,969	229,044
Commonwealth Bank of Australia	43,945	751,710
Computershare Ltd.	34,028	156,878
Crown Ltd.	22,983	80,966
CSL Ltd.	21,667	516,677
Fortescue Metals Group Ltd.[a]	40,843	45,971
Foster’s Group Ltd.	48,081	167,244
Insurance Australia Group Ltd.	100,815	250,663
Macquarie Group Ltd.[b]	12,173	201,184
National Australia Bank Ltd.	53,063	638,751
Newcrest Mining Ltd.	14,335	282,584
OneSteel Ltd.	59,925	92,598
Orica Ltd.	19,884	171,203
Origin Energy Ltd.	84,788	754,834
Qantas Airways Ltd.	96,914	150,988
QBE Insurance Group Ltd.	43,099	657,760
Rio Tinto Ltd.	7,849	210,378
Santos Ltd.	52,969	484,024
Sonic Healthcare Ltd.	19,462	172,025
Suncorp-Metway Ltd.	53,345	254,416
Tabcorp Holdings Ltd.	19,270	80,753
Telstra Corp. Ltd.	83,002	200,040
Wesfarmers Ltd.	21,291	210,531
Wesfarmers Ltd. Entitlement[c]	9,124	87,319
Wesfarmers Ltd. Partially Protected	7,332	72,174
Wesfarmers Ltd. Partially Protected Entitlement[c]	3,142	29,930
Westfield Group	42,582	326,018
Westpac Banking Corp.	61,711	613,745
Woodside Petroleum Ltd.	30,691	690,490
Woolworths Ltd.	45,449	800,558

		12,911,301

Security	Shares	Value
AUSTRIA – 0.19%
OMV AG	6,017	$172,645
Raiffeisen International Bank Holding AGb	1,692	34,693
Vienna Insurance Group	2,961	93,345
voestalpine AG	9,447	184,258

		484,941

BELGIUM – 0.50%
Anheuser-Busch InBev NV	8,058	205,597
Delhaize Group	2,961	191,244
Groupe Bruxelles Lambert SA	5,969	440,522
KBC Ancora SCA	2,350	19,183
KBC Group NV	4,136	75,927
Solvay SA	2,304	163,573
UCB SA	5,123	160,025

		1,256,071

BRAZIL – 0.27%
Companhia Vale do Rio Doce ADR	48,692	687,044

		687,044

CANADA – 6.25%
Addax Petroleum Corp.	5,781	91,388
Agnico-Eagle Mines Ltd.	3,254	171,905
Agrium Inc.	4,418	146,382
ARC Energy Trust	17,766	236,288
Bank of Montreal	12,784	342,838
Bank of Nova Scotia	29,610	708,577
Barrick Gold Corp.	24,722	920,009
BCE Inc.	900	18,227
Cameco Corp.	11,374	186,593
Canadian Imperial Bank of Commerce	9,400	353,528
Canadian National Railway Co.	10,951	379,533
Canadian Natural Resources Ltd.	16,873	597,295
Canadian Oil Sands Trust	12,126	182,890
Canadian Pacific Railway Ltd.	3,760	112,874
Enbridge Inc.	12,032	390,505
EnCana Corp.	5,364	236,088
Enerplus Resources Fund	10,622	217,949
Fairfax Financial Holdings Ltd.	330	106,172
Finning International Inc.	9,024	91,634
First Quantum Minerals Ltd.	3,008	52,913
Goldcorp Inc.	18,941	554,855
Great-West Lifeco Inc.	13,334	198,959

38	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2009

Security	Shares	Value
Harvest Energy Trust	10,528	$90,518
Husky Energy Inc.	12,220	300,018
Imperial Oil Ltd.	12,032	377,986
Kinross Gold Corp.	15,745	275,952
Magna International Inc. Class A	3,243	89,795
Manulife Financial Corp.	60,959	1,001,029
Nexen Inc.	16,403	236,285
Niko Resources Ltd.	2,632	107,076
Penn West Energy Trust	20,022	225,113
Petro-Canada	18,424	395,124
Potash Corp. of Saskatchewan Inc.	10,011	744,860
Power Corp. of Canada	12,784	218,076
Power Financial Corp.	10,434	190,444
Provident Energy Trust	43,052	193,757
Research In Motion Ltd.[a]	13,912	760,540
Ritchie Bros. Auctioneers Inc.	8,178	150,388
Rogers Communications Inc. Class B	11,750	327,713
Royal Bank of Canada	37,036	908,388
Shoppers Drug Mart Corp.	4,747	173,708
SNC-Lavalin Group Inc.	5,405	150,835
Sun Life Financial Inc.	23,970	482,551
Suncor Energy Inc.	30,644	581,071
Talisman Energy Inc.	42,488	397,859
TELUS Corp. NVS	5,499	145,209
Toronto-Dominion Bank (The)	10,998	353,043
TransCanada Corp.	20,680	550,088
Yamana Gold Inc.	16,388	131,384

		15,856,212

CHILE – 0.04%
Enersis SA SP ADR	7,050	101,168

		101,168

CHINA – 2.91%
Air China Ltd. Class H	282,000	76,367
Angang New Steel Co. Ltd. Class H	94,000	93,580
Bank of China Ltd. Class H	940,000	250,920
Bank of Communications Co. Ltd. Class Hb	235,000	156,977
China Construction Bank Class H	987,000	490,022
China High Speed Transmission Equipment Group Co. Ltd.	141,000	168,189
China Life Insurance Co. Ltd. Class H	282,000	756,398

Security	Shares	Value
China Merchants Holdings (International) Co. Ltd.[b]	94,000	$169,705
China Mobile Ltd.	188,000	1,709,168
China Resources Enterprise Ltd.[b]	188,000	275,891
China Shenhua Energy Co. Ltd. Class H	188,000	412,140
China Shipping Development
Co. Ltd. Class H	188,000	187,645
CNOOC Ltd.	799,000	700,638
Fosun International Ltd.	305,500	101,641
GOME Electrical Appliances Holdings Ltd.	224,000	32,352
Industrial and Commercial
Bank of China Ltd. Class H	1,504,000	649,726
Jiangxi Copper Co. Ltd. Class H	141,000	98,914
Lenovo Group Ltd.	470,000	89,095
Maanshan Iron & Steel Co. Ltd. Class H	376,000	125,581
Ping An Insurance (Group) Co. of China Ltd. Class H	70,500	311,832
Sinofert Holdings Ltd.	282,000	162,189
Sinopec Shanghai Petrochemical Co. Ltd. Class Hb	564,000	133,097
Yanzhou Coal Mining Co. Ltd. Class H	188,000	125,824
Zijin Mining Group Co. Ltd. Class H	188,000	101,095

		7,378,986

COLOMBIA – 0.03%
Bancolombia SA SP ADR	3,120	65,302

		65,302

CZECH REPUBLIC – 0.61%
Central European Media Enterprises Ltd. Class Aa	2,444	26,327
CEZ AS	26,931	928,196
Komercni Banka AS	3,149	349,292
Zentiva NV	4,968	253,828

		1,557,643

DENMARK – 1.13%
Coloplast A/S Class B	2,820	173,550
Danske Bank A/S	17,014	172,565
FLS Industries A/S Class B	2,538	70,135

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2009

Security	Shares	Value
Novo Nordisk A/S Class B	22,090	$1,186,695
Novozymes A/S Class B	3,713	297,763
Topdanmark A/Sa	1,410	168,460
Trygvesta A/S	4,465	266,345
Vestas Wind Systems A/Sa	8,366	409,160
William Demant Holding A/Sa	3,478	115,692

		2,860,365

EGYPT – 0.24%
Orascom Construction Industries Co. GDR	8,742	357,111
Orascom Telecom Holding SAE GDR[d]	11,750	238,995

		596,106

FINLAND – 1.00%
Fortum OYJ	8,977	175,781
Kone OYJ Class B	5,922	124,688
Neste Oil OYJ	11,750	170,753
Nokia OYJ	130,096	1,598,826
Nokian Renkaat OYJ	7,003	68,743
Rautaruukki OYJ	7,050	112,480
Sampo OYJ Class A	18,189	292,997

		2,544,268

FRANCE – 7.46%
Aeroports de Paris	1,927	103,877
ALSTOM	1,974	95,938
ArcelorMittal	30,785	698,480
AXA	65,142	1,019,702
BNP Paribas	24,910	957,984
Bouygues SA	5,969	204,695
Cap Gemini SA	4,371	151,519
Carrefour SA	19,129	656,725
Casino Guichard-Perrachon SA	2,021	133,264
CNP Assurances SA	2,350	157,006
Compagnie de Saint-Gobain	12,126	412,961
Compagnie Generale de Geophysique-Veritas[a]	4,465	54,524
Compagnie Generale des Etablissements Michelin Class B	6,580	259,039
Credit Agricole SA	27,871	340,737
Electricite de France	3,384	165,896
Essilor International SA	7,426	284,351
France Telecom SA	56,212	1,264,947

Security	Shares	Value
GDF Suez	36,284	$1,398,193
Groupe Danone	9,964	513,947
L’Air Liquide SA	11,327	827,894
Legrand SA	12,126	205,043
L’Oreal SA	8,695	580,532
LVMH Moet Hennessy Louis Vuitton SA	3,666	201,097
Neopost SA	2,256	182,325
Pernod Ricard SA	2,350	148,287
PPR SA	2,914	147,990
Publicis Groupe SA	6,486	152,771
Renault SA	2,021	39,263
Sanofi-Aventis	35,344	1,996,757
SCOR SE	11,609	236,692
Societe Generale	14,335	605,301
Sodexo	4,277	217,677
STMicroelectronics NV	43,663	227,286
Suez Environnement SAa	5,029	80,623
Technip SA	3,525	109,906
Total SA	43,381	2,177,846
Unibail-Rodamco	846	114,058
Valeo SA	6,345	71,066
Vallourec SA	2,350	231,541
Veolia Environnement	11,468	259,462
Vinci SA	13,724	472,043
Vivendi	29,751	770,525

		18,929,770

GERMANY – 6.44%
Allianz SE Registered	15,933	1,349,639
BASF SE	48,692	1,417,701
Celesio AG	5,969	128,125
Commerzbank AG	27,918	127,187
Daimler AG Registered	24,675	695,662
Deutsche Bank AG Registered	21,244	563,541
Deutsche Boerse AG	7,003	354,487
Deutsche Postbank AG	2,726	32,908
Deutsche Telekom AG Registered	100,674	1,221,760
E.ON AG	56,682	1,833,383
Fresenius Medical Care AG & Co. KGaA	8,225	369,017
GEA Group AG	16,262	188,183
HeidelbergCement AGb	1,410	54,840

40	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2009

Security	Shares	Value
Hochtief AG	3,948	$136,097
Infineon Technologies AGa	43,710	39,210
K+S AG	6,392	304,309
Linde AG	7,238	484,645
Merck KGaA	2,773	235,497
METRO AG	7,755	282,240
Muenchener Rueckversicherungs- Gesellschaft AG Registered	7,755	1,030,574
Q-Cells SEa	4,418	108,704
RWE AG	12,314	960,552
Salzgitter AG	2,491	182,212
SAP AG	33,229	1,185,936
Siemens AG Registered[b]	27,025	1,523,139
ThyssenKrupp AGb	24,534	501,159
TUI AG	12,972	109,466
Volkswagen AG	2,585	826,347
Wacker Chemie AG	1,269	91,215

		16,337,735

HONG KONG – 2.21%
Bank of East Asia Ltd.	56,400	114,042
Belle International Holdings Ltd.	188,000	76,367
BOC Hong Kong (Holdings) Ltd.[b]	188,000	194,675
Cathay Pacific Airways Ltd.[b]	141,000	166,189
Cheung Kong (Holdings) Ltd.	47,000	441,838
Cheung Kong Infrastructure Holdings Ltd.	47,000	176,978
CLP Holdings Ltd.	47,000	319,711
Esprit Holdings Ltd.	47,000	253,345
Hang Seng Bank Ltd.	28,200	344,743
Henderson Land Development Co. Ltd.	47,000	182,736
Hong Kong Aircraft Engineering Co. Ltd.	18,800	166,432
Hong Kong and China Gas Co. Ltd. (The)	141,300	232,140
Hong Kong Exchanges and Clearing Ltd.	23,500	206,070
Hongkong Electric Holdings Ltd.	70,500	415,473
Hutchison Whampoa Ltd.	47,000	242,435
Kingboard Chemical Holdings Co. Ltd.	47,000	77,094

Security	Shares	Value
Li & Fung Ltd.	94,000	$190,554
MTR Corp. Ltd.	70,500	170,917
New World Development Co. Ltd.	94,000	90,671
Noble Group Ltd.	189,600	131,771
Orient Overseas International Ltd.	47,000	112,732
Pacific Basin Shipping Ltd.	188,000	98,914
PCCW Ltd.	208,000	108,095
Shangri-La Asia Ltd.[b]	94,000	110,914
Sun Hung Kai Properties Ltd.	47,000	424,262
Swire Pacific Ltd. Class A	23,500	154,552
Tencent Holdings Ltd.	47,000	293,347
Wharf Holdings Ltd. (The)	47,000	118,187

		5,615,184

HUNGARY – 0.17%
MOL Magyar Olaj-es Gazipari Rt	6,768	273,226
OTP Bank Rta,b	5,499	55,003
Richter Gedeon Rt	940	107,183

		435,412

INDIA – 1.58%
HDFC Bank Ltd. ADR[b]	17,672	1,018,968
ICICI Bank Ltd. SP ADR	42,018	692,457
Infosys Technologies Ltd. SP ADR	39,480	1,048,589
Satyam Computer Services Ltd. ADR[b]	65,800	125,020
Tata Communications Ltd. ADR	20,257	364,423
Wipro Ltd. ADR	107,818	748,257

		3,997,714

INDONESIA – 0.47%
PT Bank Central Asia Tbk	705,000	170,365
PT Bank Mandiri Tbk	681,500	108,992
PT Bank Rakyat Indonesia Tbk	305,500	122,146
PT Bumi Resources Tbk	337,000	15,103
PT Indosat Tbk	305,500	151,676
PT Perusahaan Gas Negara Tbk	822,500	159,007
PT Semen Gresik (Persero) Tbk	376,000	114,815
PT Telekomunikasi Indonesia Tbk	493,500	273,203
PT United Tractors Tbk	188,500	83,649

		1,198,956

IRELAND – 0.35%
Allied Irish Banks PLC	37,318	58,344
Anglo Irish Bank Corp. Ltd.[c]	64,486	–
Bank of Ireland	60,726	50,583

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2009

Security	Shares	Value
CRH PLC	28,482	$664,294
Elan Corp. PLC[a]	14,711	105,572

		878,793

ITALY – 2.54%
Alleanza Assicurazioni SpA	22,466	153,020
Assicurazioni Generali SpA	43,099	900,271
Banco Popolare SpA	11,891	68,153
Enel SpA	71,111	400,511
Eni SpA	124,174	2,647,906
Fondiaria-Sai SpA	5,687	89,204
IFIL Investments SpA	40,240	99,990
Intesa Sanpaolo SpA	229,031	725,687
Luxottica Group SpA	5,594	79,214
Mediobanca SpA	30,268	275,398
Mediolanum SpA	36,942	143,444
Saipem SpA	6,815	104,626
Telecom Italia SpA	302,962	374,075
UniCredito SpA	155,161	274,795
Unione di Banche Italiane ScpA	9,541	119,211

		6,455,505

JAPAN – 20.56%
Advantest Corp.	9,400	129,262
AEON Co. Ltd.	18,800	152,602
AEON Credit Service Co. Ltd.	4,700	42,965
Aisin Seiki Co. Ltd.	9,400	129,576
All Nippon Airways Co. Ltd.	47,000	177,931
Alps Electric Co. Ltd.	18,800	80,802
Amada Co. Ltd.	47,000	227,647
Asahi Breweries Ltd.	18,800	294,319
Asahi Glass Co. Ltd.	47,000	250,674
Asahi Kasei Corp.	47,000	196,248
Astellas Pharma Inc.	18,800	720,098
Bridgestone Corp.	23,500	303,530
Canon Inc.	37,600	1,036,188
Canon Marketing Japan Inc.	14,100	210,534
Casio Computer Co. Ltd.	28,200	225,135
Chubu Electric Power Co. Inc.	9,400	268,990
Chugai Pharmaceutical Co. Ltd.	18,800	365,492
Citizen Watch Co. Ltd.	23,500	96,815
Coca-Cola West Japan Co. Ltd.	14,100	291,860
Cosmo Oil Co. Ltd.	94,000	255,384
Credit Saison Co. Ltd.	9,400	94,199

Security	Shares	Value
Daido Steel Co. Ltd.	47,000	$131,878
Daiichi Sankyo Co. Ltd.	23,500	533,794
Daikin Industries Ltd.	9,400	221,367
Dainippon Pharmaceutical Co. Ltd.	47,000	423,895
Daiwa Securities Group Inc.	47,000	263,757
Denso Corp.	23,500	435,931
Eisai Co. Ltd.	9,400	348,536
Fanuc Ltd.	9,400	571,473
FUJIFILM Holdings Corp.	23,500	524,635
Fujitsu Ltd.	141,000	646,832
Gunma Bank Ltd.	94,000	553,680
Hachijuni Bank Ltd. (The)	94,000	534,840
Hino Motors Ltd.	47,000	84,256
Hitachi Construction Machinery Co. Ltd.	9,400	94,722
Hitachi High-Technologies Corp.	14,100	214,145
Hitachi Ltd.	141,000	461,574
Honda Motor Co. Ltd.	37,600	866,630
Hoya Pentax HD Corp.	18,800	341,209
IBIDEN Co. Ltd.	4,700	97,444
Idemitsu Kosan Co. Ltd.	4,700	310,856
IHI Corp.	141,000	166,418
ITO EN Ltd.[b]	18,800	262,919
ITOCHU Corp.	94,000	467,854
Japan Airlines Corp.[a]	94,000	204,098
Japan Petroleum Exploration Co. Ltd.	4,700	220,844
Japan Prime Realty Investment Corp.	235	615,956
Japan Retail Fund Investment Corp.	47	210,377
Japan Tobacco Inc.	47	136,588
JFE Holdings Inc.	23,500	597,901
JSR Corp.	9,400	116,597
JTEKT Corp.	18,800	118,272
Kansai Electric Power Co. Inc. (The)	14,100	390,140
Kawasaki Heavy Industries Ltd.	94,000	173,745
Kawasaki Kisen Kaisha Ltd.	47,000	174,791
Keio Corp.	94,000	505,534
Kobe Steel Ltd.	141,000	215,087
Komatsu Ltd.	9,600	101,227
Konica Minolta Holdings Inc.	23,500	186,304
Kubota Corp.	47,000	260,617
Kuraray Co. Ltd.	23,500	188,136
Kurita Water Industries Ltd.	9,400	216,134

42	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2009

Security	Shares	Value
Kyocera Corp.	9,400	$615,433
Leopalace21 Corp.	51,700	443,834
Mabuchi Motor Co. Ltd.	4,700	179,501
Marubeni Corp.	94,000	342,256
Meiji Dairies Corp.	47,000	223,984
Minebea Co. Ltd.	47,000	146,008
Mitsubishi Chemical Holdings Corp.	47,000	195,201
Mitsubishi Corp.	51,700	702,880
Mitsubishi Electric Corp.	188,000	879,189
Mitsubishi Estate Co. Ltd.	47,000	633,749
Mitsubishi Gas Chemical Co. Inc.	47,000	189,968
Mitsubishi Heavy Industries Ltd.	141,000	541,644
Mitsubishi UFJ Financial Group Inc.	272,600	1,548,001
Mitsui Chemicals Inc.	47,000	137,635
Mitsui O.S.K. Lines Ltd.	47,000	275,793
Mitsumi Electric Co. Ltd.	9,400	125,284
Mizuho Financial Group Inc.	263,600	666,264
Murata Manufacturing Co. Ltd.	9,400	359,002
NEC Corp.	235,000	641,076
Nidec Corp.	4,700	227,647
Nintendo Co. Ltd.	4,700	1,481,016
Nippon Mining Holdings Inc.	47,000	175,838
Nippon Steel Corp.	235,000	703,875
Nippon Telegraph and Telephone Corp.	13,100	641,799
Nishi-Nippon City Bank Ltd. (The)	94,000	234,451
Nisshin Seifun Group Inc.	47,000	518,617
Nisshin Steel Co. Ltd.	94,000	160,138
Nitto Denko Corp.	4,700	88,390
Nomura Holdings Inc.	61,100	403,433
NSK Ltd.	47,000	154,381
NTN Corp.	47,000	127,692
NTT DoCoMo Inc.	329	580,265
Omron Corp.	14,100	169,087
Ono Pharmaceutical Co. Ltd.	4,700	248,580
ORIX Corp.	3,760	168,721
Panasonic Corp.	47,000	575,136
Panasonic Electric Works Co. Ltd.	47,000	376,795
Ricoh Co. Ltd.	47,000	585,603
Rohm Co. Ltd.	4,700	236,021
Santen Pharmaceutical Co. Ltd.	14,100	454,510
SANYO Electric Co. Ltd.[a]	188,000	293,063

Security	Shares	Value
Secom Co. Ltd.	4,700	$199,911
Seiko Epson Corp.	9,400	120,993
Seven & I Holdings Co. Ltd.	23,500	637,151
77 Bank Ltd. (The)	94,000	478,321
Sharp Corp.	47,000	354,292
Shin-Etsu Chemical Co. Ltd.	14,100	668,812
Showa Shell Sekiyu K.K.	37,600	357,537
SMC Corp.	4,700	427,035
SoftBank Corp.	23,500	369,992
Sompo Japan Insurance Inc.	47,000	300,390
Sony Corp.	28,200	558,913
Stanley Electric Co. Ltd.	9,400	92,315
Sumitomo Chemical Co. Ltd.	47,000	151,241
Sumitomo Corp.	51,700	478,373
Sumitomo Heavy Industries Ltd.	47,000	152,812
Sumitomo Metal Industries Ltd.	141,000	288,877
Sumitomo Mitsui Financial Group Inc.	13,100	532,402
T&D Holdings Inc.	7,050	232,357
Taiyo Nippon Sanso Corp.	47,000	308,240
Takeda Pharmaceutical Co. Ltd.	28,200	1,334,484
Takefuji Corp.	30,560	220,157
TDK Corp.	4,700	179,501
Terumo Corp.	4,700	161,708
THK Co. Ltd.	14,100	181,961
Tokio Marine Holdings Inc.	23,500	637,151
Tokyo Electric Power Co. Inc. (The)	23,500	740,508
Tokyo Electron Ltd.	9,400	352,722
Tokyo Tatemono Co. Ltd.	94,000	322,369
TonenGeneral Sekiyu K.K.	47,000	457,911
Toray Industries Inc.	47,000	206,714
Toshiba Corp.	141,000	499,254
Toyo Seikan Kaisha Ltd.	37,600	566,449
Toyota Industries Corp.	9,400	190,596
Toyota Motor Corp.	75,200	2,449,170
Toyota Tsusho Corp.	9,400	86,035
Ube Industries Ltd.	94,000	207,238
Ushio Inc.	9,400	120,575
USS Co. Ltd.	2,350	101,525
Yahoo! Japan Corp.	470	151,713
Yokogawa Electric Corp.	23,500	108,590

		52,179,299

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2009

Security	Shares	Value
MEXICO – 1.43%
America Movil SAB de CV Series L	686,200	$977,421
Cemex SAB de CV Series CPO[a]	427,826	336,402
Empresas ICA SAB de CVa	37,600	62,113
Fomento Economico Mexicano SAB de CV BD Units	122,200	341,575
Grupo Carso SA de CV Series A1	61,100	136,902
Grupo Financiero Banorte SAB de CV Series O	65,800	86,674
Grupo Mexico SA de CV Series B	141,015	77,322
Grupo Modelo SAB de CV Series C	65,800	173,440
Kimberly-Clark de Mexico SAB de CV Series A	61,100	197,275
Telefonos de Mexico SAB de CV Series L	470,000	415,677
Telmex Internacional SAB de CV Class L	470,000	222,065
Wal-Mart de Mexico SAB de CV Series V	286,700	597,898

		3,624,764

NETHERLANDS – 1.54%
Aegon NV	58,985	312,940
Akzo Nobel NV	14,100	506,659
ASML Holding NV	19,270	321,276
Heineken NV	5,640	166,598
ING Groep NV CVA	71,346	583,506
Koninklijke Ahold NV	39,950	481,805
Koninklijke DSM NV	9,400	226,467
Koninklijke KPN NV	49,773	666,544
Koninklijke Philips Electronics NV	28,905	525,993
TNT NV	6,298	110,208

		3,901,996

NORWAY – 0.30%
Renewable Energy Corp. ASA[a]	5,170	52,288
StatoilHydro ASA	29,563	512,012
Telenor ASA	11,797	77,408
Yara International ASA	4,935	111,926

		753,634

Security	Shares	Value
PHILIPPINE ISLANDS – 0.25%
Bank of the Philippine Islands	451,200	$328,613
Metropolitan Bank & Trust Co.	343,100	166,589
Philippine Long Distance Telephone Co.	3,290	144,463

		639,665

PORTUGAL – 0.27%
Banco Comercial Portugues SA Registered[a]	563,389	577,586
CIMPOR – Cimentos de Portugal SGPS SAb	24,863	115,978

		693,564

RUSSIA – 0.92%
JSC MMC Norilsk Nickel ADR	1,976	8,181
LUKOIL SP ADR	24,581	805,519
OAO Gazprom SP ADR	65,333	847,369
OAO NOVATEK SP GDR[d]	8,695	191,290
Polyus Gold SP ADR	9,306	134,937
Surgutneftegaz SP ADR	82,720	354,042

		2,341,338

SINGAPORE – 1.38%
CapitaLand Ltd.	47,000	74,662
COSCO Corp. (Singapore) Ltd.	94,000	49,153
DBS Group Holdings Ltd.	69,500	405,739
Keppel Corp. Ltd.	47,000	125,993
Neptune Orient Lines Ltd.[b]	141,000	105,461
Oversea-Chinese Banking Corp.	141,000	480,639
SembCorp Marine Ltd.	188,000	197,855
Singapore Airlines Ltd.	94,000	693,116
Singapore Exchange Ltd.	47,000	161,146
Singapore Telecommunications Ltd.	470,000	827,509
United Overseas Bank Ltd.	47,000	369,579

		3,490,852

SOUTH AFRICA – 1.15%
African Bank Investments Ltd.	102,554	264,364
Anglo Platinum Ltd.	3,102	129,218
AngloGold Ashanti Ltd.[b]	11,186	313,844
ArcelorMittal South Africa Ltd.	30,503	242,021
FirstRand Ltd.	153,408	224,041
Gold Fields Ltd.	29,234	310,578

44	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2009

Security	Shares	Value
Harmony Gold Mining Co. Ltd.[a]	24,017	$283,543
Impala Platinum Holdings Ltd.	17,390	202,697
Kumba Iron Ore Ltd.	11,139	162,677
Sasol Ltd.	28,717	776,858

		2,909,841

SOUTH KOREA – 1.91%
KB Financial Group Inc. SP ADR[a]	21,065	544,741
Korea Electric Power Corp. SP ADR[a]	23,970	238,262
KT Corp. SP ADR[a]	13,678	193,270
LG Display Co. Ltd. ADR[a]	12,079	114,992
POSCO ADR	10,528	668,739
Samsung Electronics Co. Ltd. GDR[d]	14,100	2,474,550
Shinhan Financial Group Co. Ltd. ADR[a]	10,717	427,287
SK Telecom Co. Ltd. ADR	11,938	195,186

		4,857,027

SPAIN – 3.86%
Abertis Infraestructuras SA	8,178	133,097
Acciona SA	2,068	234,538
Acerinox SA	21,009	275,692
Actividades de Construcciones y Servicios SAb	8,463	341,628
Banco Bilbao Vizcaya Argentaria SA	107,818	1,012,777
Banco Popular Espanol SAb	37,553	258,908
Banco Santander SA	214,718	1,739,018
Fomento de Construcciones y Contratas SA	4,465	117,013
Gamesa Corporacion Tecnologica SA	29,986	506,469
Gas Natural SDG SA	2,538	61,309
Grupo Ferrovial SA	4,606	122,892
Iberdrola SA	102,413	797,953
Indra Sistemas SAb	9,306	187,829
Industria de Diseno Textil SA	10,387	397,731
Repsol YPF SA	59,596	1,072,267
Telefonica SA	123,422	2,203,243
Zardoya Otis SA	18,330	328,624

		9,790,988

SWEDEN – 1.59%
Alfa Laval AB	26,320	186,410
Assa Abloy AB Class B	14,570	147,981
Electrolux AB Class B	15,369	112,093

Security	Shares	Value
Getinge AB Class B	12,800	$172,438
Hennes & Mauritz AB Class B	17,155	670,057
Husqvarna AB Class B	23,782	100,344
Investor AB Class B	45,825	537,239
Millicom International Cellular SA SDR	2,162	84,054
Nordea Bank AB	67,351	360,498
Sandvik AB	68,761	356,440
Scania AB Class B	39,997	325,467
Securitas AB Class B	19,130	155,666
Skandinaviska Enskilda Banken AB Class A	12,690	54,767
Skanska AB Class B	21,009	181,720
SSAB Svenskt Stal AB Class A	7,379	52,484
SSAB Svenskt Stal AB Class B	4,183	27,861
Svenska Handelsbanken AB Class A	8,789	96,947
Tele2 AB Class B	11,797	96,351
TeliaSonera AB	71,440	316,931

		4,035,748

SWITZERLAND – 5.79%
ABB Ltd. Registered[a]	82,156	1,071,631
Compagnie Financiere Richemont SA Class A Bearer Units	8,561	125,387
Credit Suisse Group AG Registered	27,448	705,650
Kuehne & Nagel International AG Registered	3,995	220,281
Logitech International SA Registered[a]	7,802	75,755
Nestle SA Registered	108,100	3,742,102
Nobel Biocare Holding AG Registered	5,640	87,027
Novartis AG Registered	69,419	2,875,563
Roche Holding AG Genusschein	20,492	2,884,805
Swiss Life Holding AG Registered[a]	846	46,065
Swiss Reinsurance Co. Registered	8,789	234,282
Syngenta AG Registered	2,773	538,737
Synthes Inc.	1,457	176,115
UBS AG Registered[a]	102,319	1,290,558
Zurich Financial Services AG Registered	3,478	629,258

		14,703,216

TAIWAN – 1.29%
AU Optronics Corp. SP ADR[b]	50,620	358,390
Chunghwa Telecom Co. Ltd. ADR	84,271	1,267,436

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2009

Security	Shares	Value
Siliconware Precision Industries Co. SP ADR	15,040	$62,115
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	195,052	1,470,692
United Microelectronics Corp. SP ADR[b]	67,496	122,168

		3,280,801

THAILAND – 0.10%
Bangkok Bank PCL NVDR	65,142	135,033
Kasikornbank PCL NVDR	90,522	116,469

		251,502

TURKEY – 0.20%
Tupras-Turkiye Petrol Rafinerileri AS	18,565	177,234
Turk Sise ve Cam Fabrikalari ASa,b	546,375	322,267

		499,501

UNITED KINGDOM – 15.71%
AMEC PLC	17,531	142,927
Anglo American PLC	40,796	744,605
AstraZeneca PLC	55,319	2,130,213
Aviva PLC	98,465	442,906
Banco Santander SA	5,000	39,827
Barclays PLC[e]	235,989	360,979
BG Group PLC	143,679	1,968,885
BHP Billiton PLC	63,732	1,085,131
BP PLC	680,748	4,853,193
British American Tobacco PLC	50,478	1,382,709
British Land Co. PLC	11,844	77,267
BT Group PLC	266,490	403,024
Bunzl PLC	43,193	353,079
Cadbury PLC	36,425	293,290
Capita Group PLC	33,699	339,115
Carnival PLC	5,640	103,185
Carphone Warehouse Group PLC (The)	36,848	53,921
Centrica PLC	130,452	485,227
Compass Group PLC	68,902	340,971
Diageo PLC	89,629	1,219,819
Experian PLC	41,172	256,573
Friends Provident PLC	87,702	104,313
G4S PLC	55,507	153,487
GKN PLC	46,201	56,117

Security	Shares	Value
GlaxoSmithKline PLC	201,677	$3,545,790
Hays PLC	118,957	129,054
Home Retail Group PLC	42,911	127,287
HSBC Holdings PLC	377,551	2,956,993
ICAP PLC	22,325	75,959
IMI PLC	57,434	222,532
Imperial Tobacco Group PLC	35,298	963,331
InterContinental Hotels Group PLC	15,463	117,038
International Power PLC	42,300	165,724
Invensys PLC[a]	54,003	120,677
J Sainsbury PLC	55,789	267,835
Johnson Matthey PLC	15,228	213,834
Kingfisher PLC	90,804	182,099
Land Securities Group PLC	11,891	118,203
Legal & General Group PLC	290,695	258,163
Lloyds TSB Group PLC	272,312	356,081
Man Group PLC	62,839	186,852
Marks & Spencer Group PLC	60,395	201,135
National Grid PLC	84,036	785,082
Next PLC	8,460	143,556
Old Mutual PLC	171,926	129,882
Prudential PLC	83,284	400,435
Reckitt Benckiser PLC	21,526	830,160
Rexam PLC	175,968	791,522
Rio Tinto PLC	28,623	621,463
Royal Bank of Scotland Group PLC	519,306	164,710
SABMiller PLC	22,748	371,248
Sage Group PLC	55,131	143,943
Scottish & Southern Energy PLC	26,602	458,308
Serco Group PLC	28,999	183,641
Shire PLC	15,181	221,272
Smith & Nephew PLC	43,710	314,138
Standard Chartered PLC	48,154	608,151
Standard Life PLC	67,868	215,015
Tate & Lyle PLC	24,628	118,058
Tesco PLC	269,874	1,393,675
Thomson Reuters PLC	4,982	100,340
3i Group PLC	20,915	68,296
Tullow Oil PLC	39,574	394,813
United Utilities Group PLC	12,972	101,176
Vodafone Group PLC	1,617,928	3,025,339
Wm Morrison Supermarkets PLC	59,925	233,911

46	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2009

Security	Shares	Value
Wolseley PLC	38,446	$95,723
WPP PLC	37,224	209,565
Xstrata PLC	17,860	146,639

		39,869,411

TOTAL COMMON STOCKS (Cost: $299,623,668)		247,971,623

PREFERRED STOCKS – 1.98%

BRAZIL – 1.68%
Banco Bradesco SA SP ADR	66,035	591,013
Banco Itau Holding Financiera SA ADR	104,012	1,044,281
Companhia Energetica de Minas Gerais SP ADR	4,465	60,679
Companhia Vale do Rio Doce SP ADR	63,638	772,565
Petroleo Brasileiro SA SP ADR	82,532	1,787,643

		4,256,181

GERMANY – 0.14%
Henkel AG & Co. KGaA	7,990	206,729
RWE AG	2,115	139,937

		346,666

ITALY – 0.16%
Intesa Sanpaolo SpA RNC	38,373	86,548
Telecom Italia SpA RNC	243,131	236,172
Unipol Gruppo Finanziario SpA	92,919	97,642

		420,362

TOTAL PREFERRED STOCKS
(Cost: $6,002,338)		5,023,209

RIGHTS – 0.00%

BELGIUM – 0.00%
Fortis[a,c]	25,932	3

		3

TOTAL RIGHTS
(Cost: $0)		3

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.92%

MONEY MARKET FUNDS – 1.92%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 0.93%[e,f,g]	4,171,471	$4,171,471
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 0.56%[e,f,g]	674,344	674,344
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.09%[e,f]	14,053	14,053

		4,859,868

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,859,868)		4,859,868

TOTAL INVESTMENTS IN SECURITIES – 101.63%
(Cost: $310,485,874)		257,854,703

Other Assets, Less Liabilities – (1.63)%		(4,123,569)

NET ASSETS – 100.00%		$253,731,134

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

NVDR – Non-Voting Depositary Receipts

NVS – Non-Voting Shares

SDR – Swedish Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

January 31, 2009

Security	Shares	Value
COMMON STOCKS – 98.27%

CHINA – 25.93%
Agile Property Holdings Ltd.	1,490,000	$586,035
Air China Ltd. Class H	1,490,000	403,500
Alibaba.com Ltd.[a]	298,000	230,187
Aluminum Corp. of China Ltd. Class H	1,788,000	830,057
Angang New Steel Co. Ltd. Class H	894,000	890,005
Anhui Conch Cement Co. Ltd. Class Ha	298,000	1,458,364
Bank of China Ltd. Class H	9,089,000	2,426,187
Bank of Communications Co. Ltd. Class H	2,235,000	1,492,949
Beijing Capital International Airport Co. Ltd. Class H	596,000	267,463
Beijing Enterprises Holdings Ltd.	298,000	1,183,599
BYD Co. Ltd. Class H	298,000	564,131
Chaoda Modern Agriculture (Holdings) Ltd.	1,525,600	975,799
China Agri-Industries Holdings Ltd.[a]	1,788,000	807,000
China BlueChemical Ltd. Class H	1,823,500	975,869
China CITIC Bank Class H	2,833,000	1,074,068
China Coal Energy Co. Class H	1,788,000	1,325,785
China Communications Construction Co. Ltd. Class H	2,086,000	2,076,679
China Construction Bank Class H	12,665,000	6,287,872
China COSCO Holdings Co. Ltd. Class H	1,341,000	824,869
China Dongxiang Group Co.	1,043,000	305,315
China Everbright Ltd.	1,192,000	1,332,702
China High Speed Transmission Equipment Group Co. Ltd.	309,000	368,585
China Huiyuan Juice Group Ltd.	521,500	683,260
China Life Insurance Co. Ltd. Class H	2,533,000	6,794,169
China Mengniu Dairy Co. Ltd.	596,000	799,314
China Merchants Bank Co. Ltd. Class H	1,043,000	1,732,359
China Mobile Ltd.	2,011,500	18,287,189
China Oilfield Services Ltd. Class H	1,490,000	1,197,050
China Overseas Land & Investment Ltd.	1,853,760	2,481,354

Security	Shares	Value
China Petroleum & Chemical Corp. Class H	7,748,000	$4,246,355
China Railway Construction Corp. Class Ha	1,266,500	1,763,871
China Railway Group Ltd. Class Ha	1,788,000	1,028,348
China Resources Enterprise Ltd.	596,000	874,634
China Resources Land Ltd.	894,000	1,054,864
China Resources Power Holdings Co. Ltd.	596,000	1,114,428
China Shenhua Energy Co. Ltd. Class H	1,266,500	2,776,463
China Shipping Container Lines Co. Ltd. Class H	5,066,000	823,140
China Shipping Development Co. Ltd. Class H	894,000	892,311
China Travel International Investment Hong Kong Ltd.	4,172,000	645,600
China Unicom (Hong Kong) Ltd.	596,000	562,594
China Yurun Food Group Ltd.	447,000	530,314
CNOOC Ltd.	6,407,000	5,618,255
Country Garden Holdings Co.	1,490,000	313,193
Datang International Power Generation Co. Ltd. Class H	1,788,000	910,757
Denway Motors Ltd.	5,364,000	1,625,528
Dongfang Electric Corp. Ltd. Class H	298,000	670,194
Dongfeng Motor Group Co. Ltd. Class H	3,576,000	1,272,754
Fosun International Ltd.	2,160,500	718,806
GOME Electrical Appliances Holdings Ltd.	2,130,000	307,635
Guangdong Investment Ltd.	1,490,000	574,507
Guangshen Railway Co. Ltd. Class H	298,000	96,071
Guangzhou R&F Properties Co. Ltd. Class H	655,600	549,528
Harbin Power Equipment Co. Ltd. Class H	894,000	639,836
Hengan International Group Co. Ltd. Class H	298,000	999,142
Huaneng Power International Inc. Class H	438,000	327,597
Industrial and Commercial Bank of China Ltd. Class H	16,092,000	6,951,726

48	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

January 31, 2009

Security	Shares	Value
Jiangsu Expressway Co. Ltd. Class H	298,000	$214,816
Jiangxi Copper Co. Ltd. Class H	1,192,000	836,205
Lenovo Group Ltd.	3,874,000	734,370
Li Ning Co. Ltd.	596,000	842,354
Maanshan Iron & Steel Co. Ltd. Class H	1,788,000	597,180
Parkson Retail Group Ltd.	670,500	605,250
PetroChina Co. Ltd. Class H	8,046,000	6,038,663
PICC Property & Casualty Co. Ltd. Class Ha	1,192,000	548,760
Ping An Insurance (Group) Co. of China Ltd. Class H	447,000	1,977,149
Shanghai Electric Group Corp. Class Ha	2,980,000	960,714
Shanghai Industrial Holdings Ltd.	149,000	384,286
Shimao Property Holdings Ltd.	521,500	342,975
Sinofert Holdings Ltd.	2,086,000	1,199,739
Sino-Ocean Land Holdings Ltd.	2,384,000	1,214,342
Sinopec Shanghai Petrochemical Co. Ltd. Class H	1,788,000	421,946
Soho China Ltd.	2,905,500	1,056,593
Tingyi (Cayman Islands) Holding Corp.	1,192,000	1,384,965
Tsingtao Brewery Co. Ltd. Class H	298,000	571,817
Want Want China Holdings Ltd.	894,000	357,386
Yanzhou Coal Mining Co. Ltd. Class H	1,490,000	997,221
Zhejiang Expressway Co. Ltd. Class H	596,000	345,088
Zijin Mining Group Co. Ltd. Class H	3,278,000	1,762,718

		119,944,703

HONG KONG – 14.80%
ASM Pacific Technology Ltd.	74,500	230,571
Bank of East Asia Ltd.	894,000	1,807,679
Belle International Holdings Ltd.	1,341,000	544,725
BOC Hong Kong (Holdings) Ltd.	1,490,000	1,542,907
Cathay Pacific Airways Ltd.	447,000	526,855
Cheung Kong (Holdings) Ltd.	298,000	2,801,442
China Insurance International Holdings Co. Ltd.	596,000	768,571
Chinese Estates Holdings Ltd.	894,000	1,111,354
CLP Holdings Ltd.	596,000	4,054,213

Security	Shares	Value
CNPC Hong Kong Ltd.	2,980,000	$853,114
Esprit Holdings Ltd.	372,500	2,007,892
Foxconn International Holdings Ltd.[a]	447,000	167,164
Genting International PLC[a]	3,427,000	986,726
Hang Lung Development Co. Ltd.	596,000	1,959,856
Hang Lung Properties Ltd.	745,000	1,710,071
Hang Seng Bank Ltd.	238,400	2,914,422
Henderson Land Development Co. Ltd.	298,000	1,158,621
Hong Kong Aircraft Engineering Co. Ltd.	119,200	1,055,248
Hong Kong and China Gas Co. Ltd. (The)	1,341,000	2,203,109
Hong Kong Exchanges and Clearing Ltd.	521,500	4,572,998
Hongkong Electric Holdings Ltd.	223,500	1,317,139
Hopewell Holdings Ltd.	596,000	1,979,071
Huabao International Holdings Ltd.	745,000	480,357
Hutchison Whampoa Ltd.	447,000	2,305,713
Hysan Development Co. Ltd.	745,000	1,220,107
Kerry Properties Ltd.	372,500	891,543
Kingboard Chemical Holdings Co. Ltd.	223,500	366,609
Li & Fung Ltd.	1,192,000	2,416,388
Lifestyle International Holdings Ltd.	894,000	733,217
Link REIT (The)	1,341,000	2,542,049
Mongolia Energy Corp. Ltd.[a]	745,000	210,396
MTR Corp. Ltd.	298,000	722,457
New World Development Co. Ltd.	1,341,000	1,293,505
Noble Group Ltd.	1,192,000	828,435
NWS Holdings Ltd.	745,000	920,364
Orient Overseas International Ltd.	298,000	714,771
Pacific Basin Shipping Ltd.	1,490,000	783,943
Shangri-La Asia Ltd.	1,490,000	1,758,106
Shui On Land Ltd.	1,639,000	424,828
Sino Land Co. Ltd.	894,000	876,171
Sun Hung Kai Properties Ltd.	298,000	2,689,999
Swire Pacific Ltd. Class A	149,000	979,928
Television Broadcasts Ltd.	298,000	1,068,314
Tencent Holdings Ltd.	447,000	2,789,913
Wharf Holdings Ltd. (The)	447,000	1,124,035
Wheelock and Co. Ltd.	596,000	1,059,091

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

January 31, 2009

Security	Shares	Value
Wing Hang Bank Ltd.	223,500	$1,092,332
Yue Yuen Industrial Holdings Ltd.	1,043,000	1,912,589

		68,478,908

INDIA – 9.32%
HDFC Bank Ltd. ADR	174,926	10,086,233
ICICI Bank Ltd. SP ADR	331,376	5,461,076
Infosys Technologies Ltd. SP ADR	323,032	8,579,730
Mahanagar Telephone Nigam Ltd. ADR	393,211	1,144,244
Reliance Industries Ltd. GDR[b]	222,041	11,879,193
Satyam Computer Services Ltd. ADR	337,783	641,788
Tata Communications Ltd. ADR	84,781	1,525,210
Wipro Ltd. ADR	545,787	3,787,762

		43,105,236

INDONESIA – 2.61%
PT Aneka Tambang Tbk	4,395,500	428,735
PT Astra Agro Lestari Tbk	521,500	499,503
PT Astra International Tbk	1,192,000	1,361,687
PT Bank Central Asia Tbk	4,470,000	1,080,184
PT Bank Danamon Indonesia Tbk	2,533,000	506,377
PT Bank Mandiri Tbk	3,427,000	548,079
PT Bank Rakyat Indonesia Tbk	2,309,500	923,394
PT Bumi Resources Tbk	8,567,500	383,957
PT Indocement Tunggal Prakarsa Tbk	1,713,500	677,570
PT Indofood Sukses Makmur Tbk	5,811,000	500,420
PT International Nickel Indonesia Tbk	1,713,500	372,664
PT Lippo Karawaci Tbk[a]	7,301,000	532,498
PT Perusahaan Gas Negara Tbk	5,215,000	1,008,172
PT Semen Gresik (Persero) Tbk	2,086,000	636,981
PT Tambang Batubara Bukit Asam Tbk	1,639,000	1,065,782
PT Unilever Indonesia Tbk	670,500	465,461
PT United Tractors Tbk	2,384,333	1,058,074

		12,049,538

PHILIPPINE ISLANDS – 1.27%
Ayala Corp.	110,260	453,888
Ayala Land Inc.	745,000	99,082
Banco de Oro Unibank Inc.	670,500	322,016

Security	Shares	Value
Bank of the Philippine Islands	879,100	$640,256
Energy Development Corp.	6,109,000	281,140
International Container Terminal Services Inc.	1,326,100	300,941
Jollibee Foods Corp.	3,590,900	2,994,312
Manila Electric Co.	206,000	258,750
Metropolitan Bank & Trust Co.	1,057,900	513,652

		5,864,037

SINGAPORE – 7.30%
Ascendas Real Estate Investment Trust	1,043,000	1,007,930
CapitaLand Ltd.	745,000	1,183,479
CapitaMall Trust Management Ltd.	1,043,000	1,104,580
City Developments Ltd.	298,000	1,118,388
ComfortDelGro Corp. Ltd.	1,490,000	1,439,899
COSCO Corp. (Singapore) Ltd.	1,341,000	701,211
DBS Group Holdings Ltd.	219,500	1,281,434
Fraser and Neave Ltd.	1,043,000	1,988,245
Golden Agri-Resources Ltd.	3,874,000	794,903
Jardine Cycle & Carriage Ltd.	149,000	1,065,131
Keppel Corp. Ltd.	596,000	1,597,697
Neptune Orient Lines Ltd.	596,000	445,777
Olam International Ltd.	1,043,000	856,050
Oversea-Chinese Banking Corp.	745,000	2,539,549
Parkway Holdings Ltd.	1,043,000	800,821
SembCorp Industries Ltd.	745,000	1,129,236
SembCorp Marine Ltd.	1,341,000	1,411,299
Singapore Exchange Ltd.	745,000	2,554,342
Singapore Press Holdings Ltd.	149,000	277,131
Singapore Technologies Engineering Ltd.	2,086,000	3,148,054
Singapore Telecommunications Ltd.	1,341,000	2,361,041
United Overseas Bank Ltd.	447,000	3,514,933
UOL Group Ltd.	447,000	579,905
Wilmar International Ltd.	447,000	858,022

		33,759,057

SOUTH KOREA – 18.79%
KB Financial Group Inc. SP ADR[a]	471,606	12,195,731
Korea Electric PowerCorp. SP ADR[a]	926,645	9,210,851
KT Corp. SP ADR[a]	738,146	10,430,003
LG Display Co. Ltd. ADR[a]	456,605	4,346,880

50	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

January 31, 2009

Security	Shares	Value
POSCO ADR	192,359	$12,218,644
Samsung Electronics Co. Ltd. GDR[c]	113,723	19,958,386
Shinhan Financial Group Co. Ltd. ADR[a]	244,467	9,746,899
SK Telecom Co. Ltd. ADR	539,082	8,813,991

		86,921,385

TAIWAN – 15.77%
AU Optronics Corp. SP ADR	642,786	4,550,925
Chunghwa Telecom Co. Ltd. ADR	1,587,837	23,881,068
Siliconware Precision Industries Co. SP ADR	1,321,481	5,457,717
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	3,771,637	28,438,143
United Microelectronics Corp. SP ADR	5,878,123	10,639,403

		72,967,256

THAILAND – 2.48%
Bangkok Bank PCL NVDR	193,700	401,522
Bank of Ayudhya PCL NVDR	2,235,000	565,540
Banpu PCL NVDR	223,500	1,431,422
BEC World PCL NVDR	1,922,100	1,038,676
CP All PCL NVDR	3,576,000	1,145,138
Glow Energy PCL NVDR	238,400	156,775
IRPC PCL NVDR	5,662,000	312,442
Kasikornbank PCL NVDR	715,200	920,200
Krung Thai Bank PCL NVDR	2,935,300	334,024
Land and Houses PCL NVDR	13,797,400	1,270,268
PT TAromatics & Refining PCLNVDR	1,192,000	333,998
PTT Chemical PCL NVDR	44,700	39,939
PTT Exploration & Production PCL NVDR	670,500	1,897,913
Ratchaburi Electricity Generating Holding PCL NVDR	134,100	152,408
Thai Oil PCL NVDR	1,013,200	709,747
TMB Bank PCL NVDR[a]	47,724,700	764,141

		11,474,153

TOTAL COMMON STOCKS (Cost: $459,776,434)		454,564,273

Security	Shares	Value
RIGHTS – 0.00%

SINGAPORE – 0.00%
Ascendas Real Estate Investment Trust[a,d]	69,533	$13,808

		13,808

TOTAL RIGHTS (Cost: $0)		13,808

EXCHANGE-TRADED FUNDS – 1.59%
iShares MSCI Malaysia Index Fund[e]	1,048,648	7,351,022

TOTAL EXCHANGE-TRADED FUNDS (Cost: $7,508,041)		7,351,022

SHORT-TERM INVESTMENTS – 0.11%

MONEY MARKET FUNDS – 0.11%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.09%[e,f]	500,745	500,745

		500,745

TOTAL SHORT-TERM INVESTMENTS
(Cost: $500,745)		500,745

TOTAL INVESTMENTS IN SECURITIES – 99.97%
(Cost: $467,785,220)		462,429,848

Other Assets, Less Liabilities – 0.03%		148,445

NET ASSETS – 100.00%		$462,578,293

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

NVDR – Non-Voting Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Security valued using Level 3 inputs. See Note 1.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.47%

AUSTRALIA – 5.93%
AMP Ltd.	184,882	$619,575
Aristocrat Leisure Ltd.	88,986	212,198
Asciano Group	162,904	115,504
AXA Asia Pacific Holdings Ltd.	192,309	578,428
BHP Billiton Ltd.	905,880	17,569,497
Billabong International Ltd.	59,121	278,203
Brambles Ltd.	383,280	1,657,349
Coca-Cola Amatil Ltd.	50,580	294,299
Cochlear Ltd.	16,983	636,954
Computershare Ltd.	125,105	576,768
CSL Ltd.	159,900	3,813,015
Fortescue Metals Group Ltd.[a]	342,815	385,853
Harvey Norman Holdings Ltd.	157,696	213,594
Incitec Pivot Ltd.	454,571	771,795
Leighton Holdings Ltd.	38,166	406,761
Lion Nathan Ltd.	27,240	142,040
Metcash Ltd.	159,360	426,629
Newcrest Mining Ltd.	126,600	2,495,653
OneSteel Ltd.	173,880	268,686
Orica Ltd.	95,559	822,771
Origin Energy Ltd.	244,501	2,176,695
OZ Minerals Ltd.	796,586	278,602
QBE Insurance Group Ltd.	116,280	1,774,619
Rio Tinto Ltd.	76,930	2,061,969
Santos Ltd.	104,820	957,833
Sonic Healthcare Ltd.	87,290	771,557
Telstra Corp. Ltd.	273,060	658,091
Toll Holdings Ltd.	72,900	253,573
Westpac Banking Corp.	705,660	7,018,125
Woodside Petroleum Ltd.	130,817	2,943,139
Woolworths Ltd.	321,864	5,669,451
WorleyParsons Ltd.	40,939	392,840

		57,242,066

AUSTRIA – 0.17%
Oesterreichische Elektrizitaetswirtschafts AG Class A	25,020	960,932
Raiffeisen International Bank Holding AGb	17,580	360,460
Strabag SE	14,700	273,152

		1,594,544

Security	Shares	Value
BELGIUM – 0.59%
Anheuser-Busch InBev NV	139,461	$3,558,301
Colruyt SA	5,340	1,185,586
Groupe Bruxelles Lambert SA	12,540	925,472

		5,669,359

DENMARK – 1.50%
A.P. Moller – Maersk A/S Class A	120	587,922
A.P. Moller – Maersk A/S Class B	300	1,449,176
Coloplast A/S Class B	3,360	206,783
DSV A/S	54,736	543,399
FLS Industries A/S Class B	13,513	373,419
Jyske Bank A/S Registered[a]	15,900	363,532
Novo Nordisk A/S Class B	121,460	6,524,944
Novozymes A/S Class B	13,689	1,097,784
Topdanmark A/Sa	5,110	610,519
Vestas Wind Systems A/Sa	49,440	2,417,988
William Demant Holding A/Sa,b	8,712	289,796

		14,465,262

FINLAND – 1.64%
Fortum OYJ	109,140	2,137,105
Kone OYJ Class B	44,100	928,528
Nokia OYJ	1,014,375	12,466,248
Nokian Renkaat OYJ	29,045	285,114

		15,816,995

FRANCE – 7.29%
Accor SA	26,780	1,063,704
Aeroports de Paris	8,782	473,405
ALSTOM	58,706	2,853,164
Bureau Veritas SA	9,900	374,262
Cap Gemini SA	22,345	774,580
Carrefour SA	61,680	2,117,560
Christian Dior SA	12,000	600,665
Compagnie Generale de Geophysique-Veritas[a]	34,200	417,630
Dassault Systemes SA	17,107	649,129
EDP Renovaveis SAa	36,960	275,660
Electricite de France	54,101	2,652,236
Essilor International SA	53,760	2,058,536
Eurazeo	6,780	230,421
Eutelsat Communications	8,880	190,326
GDF Suez	148,505	5,722,596

52	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2009

Security	Shares	Value
Groupe Danone	118,980	$6,137,033
Hermes International[b]	18,907	1,911,693
Iliad SA	3,240	270,299
L’Air Liquide SA	69,068	5,048,204
L’Oreal SA	65,820	4,394,548
LVMH Moet Hennessy Louis Vuitton SA	64,343	3,529,510
Neopost SA	4,800	387,925
Pernod Ricard SA	46,268	2,919,560
Publicis Groupe SA	20,905	492,396
SES SA	80,280	1,478,369
Sodexo	29,048	1,478,391
STMicroelectronics NV	117,561	611,958
Suez Environnement SAa	56,700	908,990
Total SA	358,980	18,021,788
Veolia Environnement	101,168	2,288,914

		70,333,452

GERMANY – 6.64%
Adidas AG	56,599	1,967,783
Bayer AG	205,800	10,973,918
Beiersdorf AG	25,260	1,243,034
Celesio AG	18,184	390,322
Deutsche Boerse AG	54,200	2,743,563
Fresenius Medical Care AG & Co. KGaA	52,812	2,369,427
Fresenius SE	6,360	313,788
GEA Group AG	46,380	536,707
Hamburger Hafen und Logistik AG	5,520	141,478
HeidelbergCement AGb	6,360	247,363
Henkel AG & Co. KGaA	39,120	913,911
Hochtief AG	10,391	358,202
Infineon Technologies AGa	169,866	152,378
K+S AG	41,460	1,973,816
Linde AG	28,464	1,905,903
Merck KGaA	12,678	1,076,679
METRO AG	19,280	701,688
Puma AG	1,624	294,067
Q-Cells SEa,b	17,220	423,695
RWE AG	36,660	2,859,660
SAP AGb	235,806	8,415,863
Siemens AG Registered[b]	231,600	13,053,062

Security	Shares	Value
SolarWorld AG	23,280	$494,935
United Internet AG Registered	27,300	199,064
Volkswagen AG	31,380	10,031,250
Wacker Chemie AG	4,020	288,955

		64,070,511

GREECE – 0.42%
Coca-Cola Hellenic Bottling Co. SA ADR	63,809	876,736
Hellenic Telecommunications Organization SA SP ADR	170,778	1,294,497
National Bank of Greece SA ADR	588,255	1,905,946

		4,077,179

HONG KONG – 2.06%
ASM Pacific Technology Ltd.	60,000	185,695
Cheung Kong (Holdings) Ltd.	240,000	2,256,195
CLP Holdings Ltd.	180,000	1,224,427
Esprit Holdings Ltd.[b]	276,500	1,490,422
Foxconn International Holdings Ltd.[a]	600,000	224,381
Genting International PLC[a,b]	480,000	138,205
Hang Lung Properties Ltd.	600,000	1,377,238
Hong Kong Aircraft Engineering Co. Ltd.	24,000	212,466
Hong Kong and China Gas Co. Ltd. (The)	1,080,930	1,775,844
Hong Kong Exchanges and Clearing Ltd.	270,000	2,367,612
Hutchison Telecommunications International Ltd.	300,000	75,825
Hutchison Whampoa Ltd.	300,000	1,547,459
Kerry Properties Ltd.	181,500	434,403
Li & Fung Ltd.	611,200	1,239,007
Lifestyle International Holdings Ltd.	120,000	98,418
Mongolia Energy Corp. Ltd.[a]	300,000	84,723
MTR Corp. Ltd.	300,000	727,306
Noble Group Ltd.	240,000	166,799
PCCW Ltd.	563,000	292,584
Shangri-La Asia Ltd.[b]	368,000	434,217
Sun Hung Kai Properties Ltd.	366,000	3,303,824
Wheelock and Co. Ltd.	120,000	213,240

		19,870,290

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2009

Security	Shares	Value
IRELAND – 0.18%
Elan Corp. PLC[a]	127,089	$912,042
Kerry Group PLC Class A	43,275	812,444

		1,724,486

ITALY – 1.27%
A2A SpA	292,920	510,511
Assicurazioni Generali SpA	281,127	5,872,307
Atlantia SpA	52,261	766,835
Autogrill SpA	42,908	252,801
Banca Carige SpA	31,980	74,178
Banca Monte dei Paschi di Siena SpA	210,900	303,782
Lottomatica SpA	20,108	372,096
Luxottica Group SpA	40,226	569,623
Prysmian SpA	28,402	360,332
Saipem SpA	71,940	1,104,449
Snam Rete Gas SpA	118,836	620,956
Tenaris SA	120,540	1,195,613
Terna SpA	91,440	278,596

		12,282,079

JAPAN – 24.80%
ABC-Mart Inc.	6,000	198,419
AEON Mall Co. Ltd.	19,600	273,889
Ajinomoto Co. Inc.	60,000	523,772
Alfresa Holdings Corp.	6,000	255,874
Asahi Breweries Ltd.	96,000	1,502,906
Asahi Kasei Corp.	300,000	1,252,644
ASICS Corp.	26,000	195,413
Bank of Kyoto Ltd. (The)	60,000	638,014
Benesse Corp.	18,000	771,629
Bridgestone Corp.	60,000	774,969
Canon Inc.	288,000	7,936,755
Casio Computer Co. Ltd.	18,000	143,703
Central Japan Railway Co.	427	3,061,886
Chubu Electric Power Co. Inc.	60,000	1,716,958
Chugai Pharmaceutical Co. Ltd.	54,000	1,049,816
Chugoku Bank Ltd. (The)	60,000	851,130
Chugoku Electric Power Co. Inc. (The)	54,000	1,412,983
Citizen Watch Co. Ltd.	36,000	148,313
Daiichi Sankyo Co. Ltd.	132,000	2,998,330
Daikin Industries Ltd.	73,100	1,721,484

Security	Shares	Value
Daiwa Securities Group Inc.	360,000	$2,020,265
Dena Co. Ltd.	60	181,316
East Japan Railway Co.	86,500	5,923,338
Elpida Memory Inc.[a]	30,500	220,404
FamilyMart Co. Ltd.	12,000	440,931
Fanuc Ltd.	49,500	3,009,353
Fast Retailing Co. Ltd.	12,300	1,580,470
Fujitsu Ltd.	488,000	2,238,682
Furukawa Electric Co. Ltd. (The)	120,000	424,897
Hankyu Hanshin Holdings Inc.	363,000	2,004,766
Hikari Tsushin Inc.	6,000	107,828
Hirose Electric Co. Ltd.	6,600	629,796
Hiroshima Bank Ltd. (The)	180,000	777,642
Hisamitsu Pharmaceutical Co. Inc.	18,000	669,413
Hitachi Construction Machinery Co. Ltd.	30,500	307,343
Hitachi Ltd.	900,000	2,946,220
Hokuhoku Financial Group Inc.	420,000	846,454
Hokuriku Electric Power Co.	54,000	1,548,269
Hoya Pentax HD Corp.	114,000	2,069,035
IBIDEN Co. Ltd.	36,000	746,376
INPEX Corp.	185	1,365,716
Isetan Mitsukoshi Holdings Ltd.[a,b]	85,880	626,338
Iyo Bank Ltd. (The)	60,000	716,179
J. Front Retailing Co. Ltd.	131,600	482,089
JAFCO Co. Ltd.	12,200	244,788
Japan Airlines Corp.[a]	60,000	130,275
Japan Steel Works Ltd. (The)	127,000	1,401,370
Japan Tobacco Inc.	1,200	3,487,362
JGC Corp.	61,000	886,371
Joyo Bank Ltd. (The)	180,000	990,090
JSR Corp.	48,800	605,313
Jupiter Telecommunications Co. Ltd.	360	343,525
Kajima Corp.	180,000	485,024
Kamigumi Co. Ltd.	60,000	480,347
Kansai Electric Power Co. Inc. (The)	132,000	3,652,377
Kao Corp.	120,000	2,952,900
KDDI Corp.	732	4,645,808
Keihin Electric Express Railway Co. Ltd.[b]	136,000	1,047,901
Keio Corp.	60,000	322,681
Keyence Corp.	8,050	1,488,815
Kintetsu Corp.	496,000	2,253,290

54	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2009

Security	Shares	Value
Kobe Steel Ltd.	488,000	$744,416
Komatsu Ltd.	168,300	1,774,636
Konami Corp.	25,600	521,920
Konica Minolta Holdings Inc.	64,500	511,346
Kuraray Co. Ltd.	91,000	728,527
Kurita Water Industries Ltd.	38,300	880,631
Kyowa Hakko Kirin Co. Ltd.	60,000	547,155
Lawson Inc.	18,000	893,887
Marubeni Corp.	180,000	655,384
Maruichi Steel Tube Ltd.	6,000	143,637
Matsui Securities Co. Ltd.	36,000	274,580
Mediceo Paltac Holdings Co. Ltd.	18,000	203,630
Mitsubishi Chemical Holdings Corp.	90,000	373,789
Mitsubishi Corp.	138,000	1,876,161
Mitsubishi Electric Corp.	540,000	2,525,331
Mitsubishi Estate Co. Ltd.	305,000	4,112,627
Mitsubishi Heavy Industries Ltd.	780,000	2,996,326
Mitsubishi Motors Corp.[a,b]	960,000	1,293,397
Mitsui Engineering & Shipbuilding Co. Ltd.	189,000	294,622
Mitsui Fudosan Co. Ltd.	204,500	2,709,665
Mitsui Sumitomo Insurance Group Holdings Inc.	96,000	2,549,382
Mitsumi Electric Co. Ltd.	18,000	239,906
Mizuho Financial Group Inc.	2,538,000	6,414,943
Mizuho Trust & Banking Co. Ltd.	480,000	507,739
NEC Electronics Corp.[a]	6,000	42,089
NGK Insulators Ltd.	60,000	786,327
Nidec Corp.	30,900	1,496,659
Nikon Corp.	73,000	775,437
Nintendo Co. Ltd.	24,900	7,846,231
Nippon Electric Glass Co. Ltd.	68,500	459,921
Nippon Meat Packers Inc.	60,000	769,625
Nippon Sheet Glass Co. Ltd.	120,000	299,298
Nippon Steel Corp.	480,000	1,437,702
Nipponkoa Insurance Co. Ltd.	120,000	1,002,116
Nishi-Nippon City Bank Ltd. (The)	120,000	299,299
Nissan Chemical Industries Ltd.	61,000	468,656
Nisshin Seifun Group Inc.	30,000	331,032
Nissin Foods Holdings Co. Ltd.	18,000	621,312
Nitori Co. Ltd.	12,200	863,957
Nomura Holdings Inc.	294,000	1,941,231

Security	Shares	Value
Nomura Real Estate Holdings Inc.	12,000	$218,595
Nomura Research Institute Ltd.	30,500	556,614
NTT Data Corp.	366	1,188,756
NTT Urban Development Corp.	360	317,871
Odakyu Electric Railway Co. Ltd.	186,000	1,501,503
Oji Paper Co. Ltd.	240,000	1,151,765
Olympus Corp.	61,000	1,006,592
Oriental Land Co. Ltd.	12,900	985,347
ORIX Corp.	11,540	517,829
Osaka Gas Co. Ltd.	360,000	1,547,266
OSAKA Titanium technologies Co. Ltd.[b]	6,000	132,747
Otsuka Corp.	1,600	71,796
Panasonic Corp.	360,000	4,405,300
Rakuten Inc.	1,885	1,118,701
Resona Holdings Inc.[b]	138,000	2,175,793
SANYO Electric Co. Ltd.[a]	360,000	561,185
Sapporo Holdings Ltd.	60,000	282,597
Secom Co. Ltd.	48,000	2,041,644
Seven & I Holdings Co. Ltd.	228,900	6,206,119
Seven Bank Ltd.	120	364,904
Shikoku Electric Power Co. Inc.	36,000	1,198,530
Shimadzu Corp.	60,000	369,447
Shimamura Co. Ltd.	6,100	431,299
Shimano Inc.	24,400	842,223
Shimizu Corp.	60,000	275,248
Shin-Etsu Chemical Co. Ltd.	109,500	5,193,965
Shionogi & Co. Ltd.	77,000	1,663,289
Shiseido Co. Ltd.	68,000	1,155,417
Shizuoka Bank Ltd. (The)	180,000	1,910,032
SMC Corp.	12,700	1,153,903
SoftBank Corp.	204,000	3,211,847
Sony Financial Holdings Inc.	244	820,488
Square Enix Holdings Co. Ltd.	12,000	326,690
Sumitomo Electric Industries Ltd.	108,300	833,262
Sumitomo Metal Industries Ltd.	560,000	1,147,311
Sumitomo Metal Mining Co. Ltd.	60,500	576,640
Sumitomo Mitsui Financial Group Inc.	180,000	7,315,444
Sumitomo Realty & Development Co. Ltd.	104,000	1,224,006
Suruga Bank Ltd.	86,000	766,062

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2009

Security	Shares	Value
Suzuken Co. Ltd.	6,000	$155,996
Suzuki Motor Corp.	96,000	1,317,982
T&D Holdings Inc.	33,000	1,087,629
Takashimaya Co. Ltd.	76,000	519,586
Teijin Ltd.	60,000	146,977
Terumo Corp.	48,800	1,679,011
Tobu Railway Co. Ltd.	256,000	1,413,829
Toho Co. Ltd.	24,000	427,302
Toho Gas Co. Ltd.	180,000	1,106,336
Tohoku Electric Power Co. Inc.	114,000	2,951,230
Tokio Marine Holdings Inc.	180,000	4,880,303
Tokuyama Corp.	60,000	364,102
Tokyo Electric Power Co. Inc. (The)	324,000	10,209,553
Tokyo Electron Ltd.	48,500	1,819,898
Tokyo Gas Co. Ltd.	420,000	1,996,882
Tokyu Corp.	182,000	798,441
Toray Industries Inc.	376,000	1,653,713
Toshiba Corp.	853,000	3,020,310
Toyoda Gosei Co. Ltd.	18,300	209,469
Toyota Boshoku Corp.	18,000	146,509
Trend Micro Inc.	30,500	850,713
Tsumura & Co.	12,000	398,174
Ube Industries Ltd.	250,000	551,164
Uni-Charm Corp.	12,000	832,424
Ushio Inc.	36,600	469,471
West Japan Railway Co.	180	737,557
Yahoo! Japan Corp.	4,270	1,378,324
Yakult Honsha Co. Ltd.	42,300	870,397
Yamada Denki Co. Ltd.	25,350	1,521,395
Yamato Holdings Co. Ltd.	60,000	619,307
Yamato Kogyo Co. Ltd.	12,000	297,294
Yaskawa Electric Corp.	61,000	226,178

		239,370,256

NETHERLANDS – 2.58%
ASML Holding NV	112,200	1,870,634
Fugro NV CVA	14,760	401,564
Heineken Holding NV	20,040	537,766
Heineken NV	64,200	1,896,377
Koninklijke Ahold NV	325,260	3,922,699
Koninklijke Boskalis Westminster NV	15,087	306,347
Koninklijke KPN NV	480,060	6,428,807

Security	Shares	Value
Reed Elsevier NV	128,580	$1,430,249
TNT NV	107,306	1,877,735
Unilever NV	233,880	5,176,116
Wolters Kluwer NV	58,080	1,049,456

		24,897,750

NEW ZEALAND – 0.14%
Auckland International Airport Ltd.	65,520	60,458
Contact Energy Ltd.	126,480	440,541
Fletcher Building Ltd.	122,942	352,174
Sky City Entertainment Group Ltd.	295,140	463,872

		1,317,045

NORWAY – 0.37%
Aker Solutions ASA	44,172	208,993
Renewable Energy Corp. ASA[a]	42,660	431,455
Seadrill Ltd.	68,160	570,026
Telenor ASA	223,879	1,469,020
Yara International ASA	41,400	938,955

		3,618,449

PORTUGAL – 0.37%
BRISA – Auto-estradas de Portugal SA	71,952	476,708
Energias de Portugal SA	607,200	2,161,636
Galp Energia SGPS SA Class B	45,720	488,642
Jeronimo Martins SGPS SA	27,720	141,560
Zon Multimedia – Servicos de Telecomunicacoes e Multimedia SGPS SA	59,024	319,198

		3,587,744

SINGAPORE – 1.04%
City Developments Ltd.	189,000	709,313
COSCO Corp. (Singapore) Ltd.	120,000	62,748
Keppel Corp. Ltd.	366,000	981,136
Olam International Ltd.	300,000	246,227
Oversea-Chinese Banking Corp.	600,000	2,045,274
SembCorp Industries Ltd.	144,000	218,268
SembCorp Marine Ltd.	180,000	189,436
Singapore Exchange Ltd.	255,000	874,305
Singapore Press Holdings Ltd.[b]	240,000	446,386
Singapore Technologies Engineering Ltd.	540,000	814,933

56	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2009

Security	Shares	Value
Singapore Telecommunications Ltd.	1,680,000	$2,957,903
Wilmar International Ltd.	240,000	460,683

		10,006,612

SPAIN – 4.58%
Abertis Infraestructuras SA	74,386	1,210,636
Acciona SA	7,980	905,034
Actividades de Construcciones y Servicios SA	44,119	1,780,963
Banco de Valencia SA	42,540	425,217
Bankinter SAb	81,840	711,073
Cintra Concesiones de Infraestructuras de Transporte SAb	64,486	321,465
Enagas SA	46,860	816,695
Gamesa Corporacion Tecnologica SA	51,360	867,479
Grifols SA	34,080	601,821
Iberdrola Renovables SAa	256,323	1,044,560
Iberdrola SA	951,900	7,416,748
Indra Sistemas SAb	43,216	872,256
Industria de Diseno Textil SAb	58,330	2,233,527
Mapfre SAb	189,204	535,847
Red Electrica Corporacion SA	33,000	1,361,722
Telefonica SA	1,131,792	20,203,953
Union Fenosa SA	99,825	2,254,051
Zardoya Otis SAb	38,201	684,875

		44,247,922

SWEDEN – 1.18%
Alfa Laval AB	91,446	647,662
Assa Abloy AB Class B	42,368	430,312
Atlas Copco AB Class A	162,075	1,103,927
Getinge AB Class B	58,824	792,461
Hennes & Mauritz AB Class B	132,060	5,158,127
Lundin Petroleum ABa	65,351	326,158
Millicom International Cellular SA SDR	17,640	685,810
Modern Times Group MTG AB Class B	13,520	233,071
Securitas AB Class B	56,594	460,521

Security	Shares	Value
Swedish Match AB	69,008	$942,136
Tele2 AB Class B	80,102	654,227

		11,434,412

SWITZERLAND – 13.47%
ABB Ltd. Registered[a]	580,581	7,573,013
Actelion Ltd. Registered[a]	26,940	1,466,880
Adecco SA Registered	32,840	1,105,135
Aryzta AGa	17,261	431,265
Compagnie Financiere Richemont SA Class A Bearer Units	132,600	1,942,104
EFG International AG	11,640	141,401
Geberit AG Registered	11,886	1,153,066
Givaudan SA Registered	2,280	1,546,911
Julius Baer Holding AG Registered	57,240	1,705,315
Kuehne & Nagel International AG Registered	16,083	886,803
Lindt & Spruengli AG Participation Certificates	240	391,832
Logitech International SA Registered[a]	39,600	384,502
Lonza Group AG Registered	14,580	1,332,763
Nestle SA Registered	1,024,860	35,477,621
Nobel Biocare Holding AG Registered	32,069	494,836
Novartis AG Registered	630,685	26,125,041
OC Oerlikon Corp. AG Registered[a,b]	1,450	49,845
Roche Holding AG Genusschein	185,891	26,169,199
Schindler Holding AG Participation Certificates	16,463	742,516
SGS SA Registered	1,330	1,409,408
Sonova Holding AG Registered	13,154	634,638
Straumann Holding AG Registered[b]	2,541	389,896
Sulzer AG Registered	7,980	398,759
Swatch Group AG (The) Bearer	8,201	917,817
Swatch Group AG (The) Registered	9,780	218,232
Swisscom AG Registered	600	189,067
Syngenta AG Registered	26,884	5,223,005
Synthes Inc.	16,819	2,033,002
UBS AG Registered[a]	750,660	9,468,133

		130,002,005

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2009

Security	Shares	Value
UNITED KINGDOM – 23.25%
Admiral Group PLC	41,160	$533,470
AMEC PLC	80,520	656,465
Anglo American PLC	233,889	4,268,924
Antofagasta PLC	59,760	361,855
Associated British Foods PLC	44,220	422,676
BAE Systems PLC	962,700	5,582,927
BG Group PLC	917,224	12,569,049
BHP Billiton PLC	582,480	9,917,582
BP PLC	2,442,720	17,414,655
British American Tobacco PLC	491,160	13,454,002
British Sky Broadcasting Group PLC	320,603	2,297,200
Bunzl PLC	85,565	699,446
Burberry Group PLC	134,888	492,004
Cable & Wireless PLC	635,100	1,436,614
Cadbury PLC	235,920	1,899,603
Cairn Energy PLC[a]	35,160	922,561
Capita Group PLC	177,000	1,781,163
Carphone Warehouse Group PLC (The)	117,663	172,179
Centrica PLC	1,306,825	4,860,848
Cobham PLC	359,243	1,108,350
Compass Group PLC	210,300	1,040,698
Diageo PLC	694,800	9,455,983
Drax Group PLC	91,841	736,846
Eurasian Natural Resources Corp.	81,938	375,063
Experian PLC	262,920	1,638,451
FirstGroup PLC	118,500	465,970
G4S PLC	326,408	902,577
GlaxoSmithKline PLC	1,391,280	24,460,833
Hammerson PLC[b]	77,890	455,633
ICAP PLC	142,928	486,300
Imperial Tobacco Group PLC	275,497	7,518,694
InterContinental Hotels Group PLC	88,501	669,857
International Power PLC	401,703	1,573,800
Invensys PLC[a]	221,063	493,995
J Sainsbury PLC	292,334	1,403,455
Johnson Matthey PLC	51,681	725,713
Liberty International PLC[b]	64,333	345,721
Lonmin PLC	32,940	411,497
National Grid PLC	601,920	5,623,267

Security	Shares	Value
Reckitt Benckiser PLC	165,677	$6,389,412
Reed Elsevier PLC	296,416	2,217,910
Rio Tinto PLC	263,460	5,720,244
Royal Dutch Shell PLC Class A	456,840	11,394,234
Royal Dutch Shell PLC Class B	458,520	10,960,181
SABMiller PLC	242,823	3,962,882
Sage Group PLC	349,387	912,221
Scottish & Southern Energy PLC	222,431	3,832,111
Serco Group PLC	132,906	841,650
Severn Trent PLC	23,700	372,776
Shire PLC	150,840	2,198,582
Smith & Nephew PLC	247,220	1,776,739
Smiths Group PLC	69,262	855,258
Stagecoach Group PLC	112,449	197,378
Standard Chartered PLC	527,190	6,658,036
Standard Life PLC	508,380	1,610,617
Tesco PLC	2,099,400	10,841,657
Thomas Cook Group PLC	116,520	320,519
Thomson Reuters PLC	52,502	1,057,419
TUI Travel PLC	152,760	493,324
Tullow Oil PLC	193,920	1,934,655
Unilever PLC	234,900	5,181,427
United Business Media Ltd.	65,000	453,325
Vedanta Resources PLC	36,720	292,754
Whitbread PLC	43,105	509,896
Wm Morrison Supermarkets PLC	623,820	2,435,021
Xstrata PLC	167,400	1,374,435

		224,430,589

TOTAL COMMON STOCKS
(Cost: $1,404,522,426)		960,059,007

PREFERRED STOCKS – 0.27%

GERMANY – 0.27%
Fresenius SE	21,120	1,174,363
Henkel AG & Co. KGaA	53,184	1,376,055

		2,550,418

TOTAL PREFERRED STOCKS
(Cost: $4,027,692)		2,550,418

58	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2009

Security	Shares	Value
SHORT-TERM INVESTMENTS – 2.71%

MONEY MARKET FUNDS – 2.71%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 0.93%[c,d,e]	22,338,678	$22,338,678
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 0.56%[c,d,e]	3,611,183	3,611,183
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.09%[c,d]	206,606	206,606

		26,156,467

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,156,467)		26,156,467

TOTAL INVESTMENTS IN SECURITIES – 102.45%
(Cost: $1,434,706,585)		988,765,892

Other Assets, Less Liabilities – (2.45)%		(23,626,275)

NET ASSETS – 100.00%		$965,139,617

ADR – American Depositary Receipts

SDR – Swedish Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.11%

AUSTRALIA – 5.45%
AGL Energy Ltd.	123,515	$1,150,658
Alumina Ltd.	406,560	294,726
Amcor Ltd.	260,516	892,919
AMP Ltd.	322,146	1,079,573
ASX Ltd.	41,382	714,447
Australia and New Zealand Banking Group Ltd.	546,810	4,614,198
Bendigo and Adelaide Bank Ltd.	69,564	442,357
BlueScope Steel Ltd.	198,904	446,485
Boral Ltd.[a]	199,914	420,785
Caltex Australia Ltd.	44,220	246,608
CFS Retail Property Trust	394,247	451,263
Coca-Cola Amatil Ltd.	93,000	541,119
Commonwealth Bank of Australia	372,372	6,369,688
Crown Ltd.	137,884	485,750
CSR Ltd.	289,146	262,012
Dexus Property Group	752,954	363,891
Fairfax Media Ltd.	275,777	246,390
Foster’s Group Ltd.	487,278	1,694,935
Goodman Fielder Ltd.	296,076	289,002
Goodman Group	699,336	317,966
GPT Group (The)	1,211,320	585,412
Insurance Australia Group Ltd.	484,308	1,204,168
James Hardie Industries NV	145,468	362,612
Lend Lease Corp. Ltd.	84,810	366,189
Macquarie Airports	193,182	281,314
Macquarie Group Ltd.[a]	74,052	1,223,860
Macquarie Infrastructure Group	678,480	690,313
Mirvac Group	406,692	296,115
National Australia Bank Ltd.	504,306	6,070,627
OneSteel Ltd.	106,194	164,095
Qantas Airways Ltd.	232,129	361,647
QBE Insurance Group Ltd.	159,456	2,433,554
Santos Ltd.	80,916	739,401
Sims Metal Management Ltd.	38,544	416,672
Stockland Corp. Ltd.	416,856	964,887
Suncorp-Metway Ltd.	250,470	1,194,554
Tabcorp Holdings Ltd.	171,762	719,782
Tatts Group Ltd.	341,748	625,875

Security	Shares	Value
Telstra Corp. Ltd.	939,378	$2,263,958
Toll Holdings Ltd.	117,546	408,869
Transurban Group	288,156	940,013
Wesfarmers Ltd.	172,609	1,706,800
Wesfarmers Ltd. Entitlement[b]	76,216	729,410
Wesfarmers Ltd. Partially Protected	37,620	370,321
Wesfarmers Ltd. Partially Protected Entitlement[b]	16,611	158,233
Westfield Group	469,392	3,593,776

		50,197,229

AUSTRIA – 0.54%
Erste Group Bank AG	51,178	776,522
OMV AG	45,768	1,313,211
Raiffeisen International Bank Holding AG	12,012	246,294
Telekom Austria AG	86,328	1,216,923
Vienna Insurance Group	9,042	285,048
voestalpine AG	36,036	702,862
Wienerberger AG	29,964	386,293

		4,927,153

BELGIUM – 1.18%
Belgacom SA	46,728	1,637,771
Compagnie Nationale a Portefeuille SA	10,230	485,061
Delhaize Group	28,396	1,834,029
Dexia SAa	164,208	516,612
Fortis	701,286	1,392,982
Groupe Bruxelles Lambert SA	13,992	1,032,632
KBC Group NV	41,718	765,838
Mobistar SA	6,830	502,927
Solvay SA	16,256	1,154,096
UCB SA	28,777	898,895
Umicore	34,980	654,921

		10,875,764

DENMARK – 0.28%
Carlsberg A/S Class B	14,058	468,834
Danisco A/S	14,936	552,035
Danske Bank A/S	118,480	1,201,685
Trygvesta A/S	6,565	391,613

		2,614,167

60	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2009

Security	Shares	Value
FINLAND – 0.94%
Elisa OYJ Class A	30,756	$488,337
Kesko OYJ Class B	20,262	499,841
Metso OYJ	41,250	402,808
Neste Oil OYJ	37,520	545,249
Orion OYJ Class B	25,410	438,948
Outokumpu OYJ	36,498	417,676
Pohjola Bank PLC Class A	24,822	291,374
Rautaruukki OYJ	26,928	429,628
Sampo OYJ Class A	112,596	1,813,748
Sanoma OYJ	19,734	231,901
Stora Enso OYJ Class R	164,142	1,005,463
UPM-Kymmene OYJ	152,460	1,445,793
Wartsila OYJ Class B	24,354	655,403

		8,666,169

FRANCE – 13.82%
Accor SA	38,280	1,520,485
Air France-KLM	38,976	375,108
Alcatel-Lucent[c]	643,962	1,282,419
ArcelorMittal	240,966	5,467,267
Atos Origin SA	18,744	446,900
AXA	418,506	6,551,093
BNP Paribas	223,410	8,591,860
Bouygues SA	62,172	2,132,061
Cap Gemini SA	18,480	640,601
Carrefour SA	113,788	3,906,500
Casino Guichard-Perrachon SA	12,831	846,071
CNP Assurances SA	12,232	817,232
Compagnie de Saint-Gobain	78,755	2,682,069
Compagnie Generale des Etablissements Michelin Class B	41,910	1,649,900
Credit Agricole SA	244,292	2,986,594
Eiffage SA	10,296	509,829
Eramet	1,452	231,894
European Aeronautic Defence and Space Co.[a]	91,381	1,604,921
Eutelsat Communications	10,626	227,748
France Telecom SA	496,518	11,173,214
GDF Suez	147,840	5,696,971
Gecina SA	4,193	291,557
Icade	5,610	452,921
Imerys SA	8,514	340,850

Security	Shares	Value
Klepierre	22,374	$535,885
Lafarge SA	34,122	1,582,274
Lagardere SCA	33,168	1,269,193
Legrand SA	27,918	472,076
M6-Metropole Television	20,340	330,904
Natixis	295,907	464,526
Neopost SA	5,346	432,052
PagesJaunes SA	35,739	316,108
PPR SA	22,110	1,122,875
PSA Peugeot Citroen SA	45,540	776,473
Publicis Groupe SA	18,348	432,168
Renault SA	51,612	1,002,694
Safran SA	52,074	653,314
Sanofi-Aventis	286,308	16,174,950
Schneider Electric SA	61,380	3,914,045
SCOR SE	51,024	1,040,311
Societe BIC	6,170	332,088
Societe Generale	129,841	5,482,591
Societe Television Francaise 1[a]	28,516	308,425
STMicroelectronics NV	78,408	408,149
Technip SA	23,958	746,984
Thales SA	22,384	996,950
Total SA	209,352	10,510,049
Unibail-Rodamco	22,126	2,983,032
Valeo SA	27,324	306,037
Vallourec SA	14,916	1,469,646
Vinci SA	109,305	3,759,596
Vivendi	318,318	8,244,154
Wendel	8,514	332,776
Zodiac SA	10,626	385,912

		127,212,302

GERMANY – 8.93%
Allianz SE Registered	124,344	10,532,826
BASF SE	261,426	7,611,596
Bayerische Motoren Werke AG	96,030	2,290,192
Commerzbank AGa	192,522	877,079
Daimler AG Registered	240,372	6,776,808
Deutsche Bank AG Registered	148,500	3,939,267
Deutsche Lufthansa AG Registered	66,536	810,026
Deutsche Post AG Registered	233,310	2,924,091
Deutsche Postbank AG	26,598	321,084
Deutsche Telekom AG Registered	770,814	9,354,448

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2009

Security	Shares	Value
E.ON AG	501,534	$16,222,147
Hannover Rueckversicherung AG	14,190	436,791
Hypo Real Estate Holding AGa	63,119	103,535
MAN AG	31,680	1,385,201
Merck KGaA	5,676	482,034
METRO AG	19,206	698,995
Muenchener Rueckversicherungs- Gesellschaft AG Registered	56,496	7,507,841
RWE AG	80,388	6,270,658
Salzgitter AG	11,748	859,343
ThyssenKrupp AGa	102,762	2,099,131
TUI AG	77,550	654,420

		82,157,513

HONG KONG – 2.50%
Bank of East Asia Ltd.	350,800	709,322
BOC Hong Kong (Holdings) Ltd.	1,023,000	1,059,324
Cathay Pacific Airways Ltd.[a]	330,000	388,954
Cheung Kong (Holdings) Ltd.	198,000	1,861,361
Cheung Kong Infrastructure Holdings Ltd.	132,000	497,044
Chinese Estates Holdings Ltd.[a]	264,000	328,185
CLP Holdings Ltd.	396,000	2,693,739
Genting International PLC[c]	528,000	152,025
Hang Lung Development Co. Ltd.	198,000	651,093
Hang Seng Bank Ltd.	217,800	2,662,588
Henderson Land Development Co. Ltd.[a]	264,000	1,026,429
Hongkong Electric Holdings Ltd.[a]	396,000	2,333,722
Hopewell Holdings Ltd.	198,000	657,476
Hutchison Whampoa Ltd.	198,000	1,021,323
Hysan Development Co. Ltd.	264,000	432,360
Kingboard Chemical Holdings Co. Ltd.[a]	165,000	270,651
Link REIT (The)	594,000	1,126,008
MTR Corp. Ltd.[a]	231,000	560,025
New World Development Co. Ltd.	594,000	572,962
Noble Group Ltd.	330,000	229,349
NWS Holdings Ltd.	198,000	244,607
Orient Overseas International Ltd.	66,000	158,305
Pacific Basin Shipping Ltd.	396,000	208,350
Sino Land Co. Ltd.	132,000	129,368
Swire Pacific Ltd. Class A	231,000	1,519,218

Security	Shares	Value
Television Broadcasts Ltd.	66,000	$236,606
Wharf Holdings Ltd. (The)[a]	399,750	1,005,219
Yue Yuen Industrial Holdings Ltd.	132,000	242,054

		22,977,667

IRELAND – 0.43%
Allied Irish Banks PLC	261,030	408,102
Anglo Irish Bank Corp. Ltd.[b]	246,432	–
Bank of Ireland	286,572	238,707
CRH PLC	141,240	3,294,183

		3,940,992

ITALY – 5.68%
Alleanza Assicurazioni SpA	93,280	635,346
Atlantia SpA	27,720	406,740
Banca Carige SpA	169,158	392,365
Banca Monte dei Paschi di Siena SpA	438,444	631,537
Banca Popolare di Milano Scrl	122,166	626,614
Banco Popolare SpA	184,536	1,057,670
Bulgari SpA	56,166	233,744
Enel SpA	1,187,406	6,687,699
Eni SpA	702,834	14,987,345
Fiat SpA	211,794	1,040,873
Finmeccanica SpA	110,946	1,744,515
Fondiaria-Sai SpA	18,678	292,975
IFIL Investments SpA	119,005	295,707
Intesa Sanpaolo SpA	2,095,659	6,640,114
Italcementi SpA[a]	29,106	273,964
Mediaset SpA	210,906	1,031,103
Mediobanca SpA	126,324	1,149,378
Parmalat SpA	464,574	752,524
Pirelli & C. SpA	944,872	271,837
Snam Rete Gas SpA	194,975	1,018,806
Telecom Italia SpA	2,769,328	3,419,359
Terna SpA	312,378	951,743
UniCredito SpA	3,143,052	5,566,449
Unione di Banche Italiane ScpA	158,862	1,984,921
Unipol Gruppo Finanziario SpA	116,754	175,056

		52,268,384

JAPAN – 27.40%
Acom Co. Ltd.	10,036	355,356
Advantest Corp.	39,600	544,550

62	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2009

Security	Shares	Value
AEON Co. Ltd.	162,200	$1,316,600
AEON Credit Service Co. Ltd.	39,600	362,004
Aioi Insurance Co. Ltd.	66,000	329,228
Aisin Seiki Co. Ltd.	46,200	636,851
Ajinomoto Co. Inc.	132,000	1,152,299
All Nippon Airways Co. Ltd.[a]	66,000	249,861
Alps Electric Co. Ltd.	59,400	255,299
Amada Co. Ltd.	132,000	639,350
Asahi Glass Co. Ltd.	264,000	1,408,039
Asahi Kasei Corp.	132,000	551,164
Astellas Pharma Inc.	138,600	5,308,807
Bank of Kyoto Ltd. (The)	95,000	1,010,188
Bank of Yokohama Ltd. (The)	330,000	1,715,956
Bridgestone Corp.	99,000	1,278,699
Brother Industries Ltd.	59,400	392,208
Canon Marketing Japan Inc.	26,400	394,192
Casio Computer Co. Ltd.	52,800	421,530
Chiba Bank Ltd. (The)	198,000	1,130,988
Chubu Electric Power Co. Inc.	132,000	3,777,308
Chugoku Bank Ltd. (The)	66,000	936,243
Chugoku Electric Power Co. Inc. (The)	39,600	1,036,187
Chuo Mitsui Trust Holdings Inc.	264,000	1,061,174
Citizen Watch Co. Ltd.	92,400	380,670
Coca-Cola West Japan Co. Ltd.	13,200	273,230
Cosmo Oil Co. Ltd.	66,000	179,312
Credit Saison Co. Ltd.	33,000	330,698
Dai Nippon Printing Co. Ltd.	198,000	1,968,756
Daicel Chemical Industries Ltd.	66,000	293,954
Daido Steel Co. Ltd.	66,000	185,191
Daihatsu Motor Co. Ltd.	66,000	564,392
Daiichi Sankyo Co. Ltd.	59,400	1,349,248
Daito Trust Construction Co. Ltd.	26,400	1,149,360
Daiwa House Industry Co. Ltd.	132,000	1,203,741
Denki Kagaku Kogyo Kabushiki Kaisha	66,000	140,363
Denso Corp.	125,400	2,326,204
Dentsu Inc.	46,200	807,124
DIC Corp.	132,000	216,056
Eisai Co. Ltd.	72,600	2,691,883
Electric Power Development Co. Ltd.	39,620	1,544,037

Security	Shares	Value
Fuji Electric Holdings Co. Ltd.	132,000	$160,205
Fuji Heavy Industries Ltd.	132,000	389,489
Fuji Media Holdings Inc.	198	254,858
FUJIFILM Holdings Corp.	125,400	2,799,543
Fukuoka Financial Group Inc.	264,000	905,378
Gunma Bank Ltd.	132,000	777,508
Hachijuni Bank Ltd. (The)	132,000	751,052
Hakuhodo DY Holdings Inc.	3,300	148,814
Haseko Corp.	330,000	312,326
Hino Motors Ltd.	66,000	118,316
Hitachi Chemical Co. Ltd.	26,400	289,839
Hokkaido Electric Power Co. Inc.	52,800	1,284,579
Honda Motor Co. Ltd.	442,200	10,192,117
Idemitsu Kosan Co. Ltd.	6,600	436,522
IHI Corp.	396,000	467,387
Isuzu Motors Ltd.	330,000	393,163
ITOCHU Corp.	396,000	1,970,961
Itochu Techno-Solutions Corp.	13,200	297,628
Japan Prime Realty Investment Corp.	132	345,984
Japan Real Estate Investment Corp.	132	1,211,090
Japan Retail Fund Investment Corp.	66	295,424
JFE Holdings Inc.	138,600	3,526,344
JS Group Corp.	59,400	800,290
JTEKT Corp.	33,000	207,605
Kaneka Corp.	132,000	714,308
Kansai Electric Power Co. Inc. (The)	85,800	2,374,045
Kansai Paint Co. Ltd.	66,000	338,047
Kawasaki Heavy Industries Ltd.	396,000	731,945
Kawasaki Kisen Kaisha Ltd.	165,000	613,629
Keio Corp.	198,000	1,064,848
Keisei Electric Railway Co. Ltd.	66,000	360,828
Kinden Corp.	22,000	195,479
Kirin Holdings Co. Ltd.	198,000	2,524,329
Kobe Steel Ltd.	264,000	402,717
Komatsu Ltd.	79,200	835,123
Konica Minolta Holdings Inc.	66,000	523,238
Kubota Corp.	330,000	1,829,863
Kyocera Corp.	46,200	3,024,786
Kyushu Electric Power Co. Inc.	99,000	2,601,492
Leopalace21 Corp.	33,000	283,298
Mabuchi Motor Co. Ltd.	6,600	252,065

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2009

Security	Shares	Value
Makita Corp.	33,000	$611,057
Marubeni Corp.	264,000	961,229
Marui Group Co. Ltd.	92,400	488,698
Mazda Motor Corp.	198,000	313,061
Mediceo Paltac Holdings Co. Ltd.	26,400	298,657
Minebea Co. Ltd.	66,000	205,033
Mitsubishi Chemical Holdings Corp.	231,000	959,392
Mitsubishi Corp.	237,600	3,230,259
Mitsubishi Gas Chemical Co. Inc.	66,000	266,763
Mitsubishi Materials Corp.	330,000	841,443
Mitsubishi Rayon Co. Ltd.	198,000	485,024
Mitsubishi Tanabe Pharma Corp.	66,000	980,336
Mitsubishi UFJ Financial Group Inc.	2,983,200	16,940,563
Mitsubishi UFJ Lease & Finance Co. Ltd.	13,200	317,470
Mitsui & Co. Ltd.	462,000	4,938,426
Mitsui Chemicals Inc.	132,000	386,549
Mitsui Mining & Smelting Co. Ltd.	132,000	242,512
Mitsui O.S.K. Lines Ltd.	330,000	1,936,421
Murata Manufacturing Co. Ltd.	59,400	2,268,589
Namco Bandai Holdings Inc.	66,000	669,480
NEC Corp.	528,000	1,440,374
NEC Electronics Corp.[c]	6,600	46,298
NGK Spark Plug Co. Ltd.	66,000	512,950
Nippon Building Fund Inc.	132	1,437,435
Nippon Electric Glass Co. Ltd.	66,000	443,135
Nippon Express Co. Ltd.	264,000	961,229
Nippon Mining Holdings Inc.	231,000	864,224
Nippon Oil Corp.	396,000	1,754,905
Nippon Paper Group Inc.	19,800	593,052
Nippon Steel Corp.	858,000	2,569,892
Nippon Telegraph and Telephone Corp.	138,600	6,790,335
Nippon Yusen Kabushiki Kaisha	264,000	1,264,002
Nishi-Nippon City Bank Ltd. (The)	132,000	329,228
Nissan Motor Co. Ltd.	620,400	1,899,677
Nisshin Seifun Group Inc.	33,200	366,342
Nisshin Steel Co. Ltd.	198,000	337,312
Nitto Denko Corp.	39,600	744,732
NOK Corp.	26,400	188,425
Nomura Holdings Inc.	217,800	1,438,096
Nomura Real Estate Office Fund Inc.	66	422,559

Security	Shares	Value
NSK Ltd.	132,000	$433,582
NTN Corp.	66,000	179,312
NTT DoCoMo Inc.	4,356	7,682,779
Obayashi Corp.	132,000	632,001
Omron Corp.	46,200	554,030
Ono Pharmaceutical Co. Ltd.	19,800	1,047,211
Oracle Corp. Japan	6,600	265,293
ORIX Corp.	15,180	681,165
Osaka Gas Co. Ltd.	264,000	1,134,662
Panasonic Corp.	198,000	2,422,915
Panasonic Electric Works Co. Ltd.	66,000	529,117
Promise Co. Ltd.[a]	23,100	429,797
Ricoh Co. Ltd.	198,000	2,467,008
Rohm Co. Ltd.	33,000	1,657,165
Sankyo Co. Ltd.	13,200	640,820
Santen Pharmaceutical Co. Ltd.	19,800	638,248
Sapporo Hokuyo Holdings Inc.	132,000	477,675
SBI Holdings Inc.	4,422	545,549
Sega Sammy Holdings Inc.	46,200	589,010
Seiko Epson Corp.	33,000	424,763
Sekisui Chemical Co. Ltd.	132,000	745,173
Sekisui House Ltd.	198,000	1,695,379
77 Bank Ltd. (The)	132,000	671,685
Sharp Corp.	264,000	1,990,068
Shimizu Corp.	132,000	605,545
Shinko Electric Industries Co. Ltd.	26,400	227,520
Shinko Securities Co. Ltd.	86,000	176,194
Shinsei Bank Ltd.	396,000	520,298
Showa Denko K.K.	198,000	268,968
Showa Shell Sekiyu K.K.	54,400	517,288
Sojitz Corp.	336,600	528,456
Sompo Japan Insurance Inc.	264,000	1,687,295
Sony Corp.	270,600	5,363,189
Stanley Electric Co. Ltd.	39,600	388,901
Sumco Corp.	39,600	525,590
Sumitomo Chemical Co. Ltd.	396,000	1,274,290
Sumitomo Corp.	297,000	2,748,102
Sumitomo Electric Industries Ltd.	99,000	761,708
Sumitomo Heavy Industries Ltd.	132,000	429,173
Sumitomo Metal Industries Ltd.	528,000	1,081,750
Sumitomo Metal Mining Co. Ltd.	132,000	1,258,123
Sumitomo Rubber Industries Inc.	59,400	376,335

64	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2009

Security	Shares	Value
Sumitomo Trust and Banking Co. Ltd. (The)	396,000	$1,988,598
Suzuken Co. Ltd.	13,200	343,191
T&D Holdings Inc.	26,400	870,103
Taiheiyo Cement Corp.	330,000	462,977
Taisei Corp.	330,000	742,234
Taisho Pharmaceutical Co. Ltd.	66,000	1,353,658
Takeda Pharmaceutical Co. Ltd.	224,400	10,619,085
Takefuji Corp.	37,300	268,713
TDK Corp.	33,000	1,260,327
Teijin Ltd.	198,000	485,024
THK Co. Ltd.	26,400	340,693
Tokyo Broadcasting System Inc.	6,600	90,317
Tokyo Gas Co. Ltd.	264,000	1,255,183
Tokyo Steel Manufacturing Co. Ltd.	33,000	327,391
Tokyo Tatemono Co. Ltd.	66,000	226,344
Tokyu Corp.	132,000	579,089
Tokyu Land Corp.	132,000	424,763
TonenGeneral Sekiyu K.K.	66,000	643,024
Toppan Printing Co. Ltd.	132,000	903,908
Tosoh Corp.	132,000	282,196
TOTO Ltd.[a]	66,000	356,419
Toyo Seikan Kaisha Ltd.	39,600	596,579
Toyota Industries Corp.	59,400	1,204,403
Toyota Motor Corp.	745,800	24,289,778
Toyota Tsusho Corp.	52,800	483,260
USS Co. Ltd.	3,960	171,081
West Japan Railway Co.	287	1,175,994
Yamaguchi Financial Group Inc.	66,000	742,234
Yamaha Corp.	46,200	412,050
Yamaha Motor Co. Ltd.	46,200	440,343
Yamato Holdings Co. Ltd.	66,000	681,238
Yokogawa Electric Corp.	52,800	243,982

		252,157,237

NETHERLANDS – 2.35%
Aegon NV	388,608	2,061,725
Akzo Nobel NV	65,604	2,357,366
Corio NV	11,752	504,818
ING Groep NV CVA	535,128	4,376,562
Koninklijke DSM NV	31,973	770,300
Koninklijke Philips Electronics NV	270,211	4,917,111
Randstad Holding NV	29,964	597,294

Security	Shares	Value
SBM Offshore NV	36,894	$447,975
SNS REAAL NV	39,336	173,306
Unilever NV	217,470	4,812,938
Wolters Kluwer NV	34,320	620,133

		21,639,528

NEW ZEALAND – 0.11%
Fletcher Building Ltd.	139,194	398,728
Telecom Corp. of New Zealand Ltd.	446,886	602,679

		1,001,407

NORWAY – 1.08%
DnB NOR ASA	239,448	817,637
Frontline Ltd.[a]	15,515	448,972
Norsk Hydro ASA	248,358	891,183
Orkla ASA	240,504	1,609,427
StatoilHydro ASA	331,254	5,737,100
Yara International ASA	19,668	446,072

		9,950,391

PORTUGAL – 0.38%
Banco Comercial Portugues SA Registered[c]	771,672	791,118
Banco Espirito Santo SA Registered	77,748	518,097
BRISA - Auto-estradas de Portugal SA	40,546	268,632
CIMPOR - Cimentos de Portugal SGPS SAa	92,466	431,322
Portugal Telecom SGPS SA Registered[a]	179,058	1,445,616

		3,454,785

SINGAPORE – 1.18%
Ascendas Real Estate Investment Trust[a]	396,000	382,685
CapitaLand Ltd.	528,000	838,761
CapitaMall Trust Management Ltd.	221,000	234,048
ComfortDelGro Corp. Ltd.	330,000	318,904
DBS Group Holdings Ltd.	496,000	2,895,631
Fraser and Neave Ltd.	198,000	377,442
Golden Agri-Resources Ltd.	1,518,000	311,477
Jardine Cycle & Carriage Ltd.	66,000	471,803
Neptune Orient Lines Ltd.	198,000	148,094
SembCorp Industries Ltd.	198,000	300,119
Singapore Airlines Ltd.[a]	132,800	979,211

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2009

Security	Shares	Value
Singapore Telecommunications Ltd.	594,000	$1,045,830
United Overseas Bank Ltd.	330,000	2,594,917

		10,898,922

SPAIN – 4.06%
Acerinox SA	50,952	668,621
Banco Bilbao Vizcaya Argentaria SA	994,820	9,344,737
Banco de Sabadell SAa	269,214	1,352,391
Banco Popular Espanol SAa	239,583	1,651,798
Banco Santander SA	2,173,004	17,599,333
Criteria CaixaCorp SA	232,848	814,618
Fomento de Construcciones y Contratas SA	12,078	316,524
Gas Natural SDG SA	19,470	470,323
Gestevision Telecinco SA	48,840	421,846
Grupo Ferrovial SA	18,612	496,584
Iberia Lineas Aereas de Espana SA	163,680	379,658
Repsol YPF SA	200,310	3,604,030
Sacyr Vallehermoso SAa	25,938	222,705

		37,343,168

SWEDEN – 2.82%
Assa Abloy AB Class B	56,100	569,782
Atlas Copco AB Class B	110,022	663,171
Electrolux AB Class Ba	74,250	541,536
Holmen AB Class B	23,298	481,680
Husqvarna AB Class B	80,916	341,412
Investor AB Class B	82,038	961,790
Nordea Bank AB	560,010	2,997,468
Sandvik AB	286,704	1,486,202
Scania AB Class B	105,600	859,297
Skandinaviska Enskilda Banken AB Class A	126,852	547,465
Skanska AB Class B	121,176	1,048,128
SKF AB Class B	108,240	916,663
SSAB Svenskt Stal AB Class A	57,090	406,058
SSAB Svenskt Stal AB Class B	31,812	211,884
Svenska Cellulosa AB Class B	160,778	1,269,532
Svenska Handelsbanken AB Class A	127,776	1,409,439
Swedbank AB Class Aa	94,380	335,643
Telefonaktiebolaget LM Ericsson AB Class B	806,982	6,498,544
TeliaSonera AB	582,054	2,582,182

Security	Shares	Value
Volvo AB Class A	130,020	$537,626
Volvo AB Class B	309,870	1,255,147

		25,920,649

SWITZERLAND – 2.44%
Baloise Holding Registered	12,738	792,901
Credit Suisse Group AG Registered	290,334	7,464,088
Holcim Ltd. Registered	54,846	2,218,033
Pargesa Holding SA Bearer	6,006	386,791
Swiss Life Holding AG Registered[c]	9,702	528,273
Swiss Reinsurance Co. Registered	93,588	2,494,712
Swisscom AG Registered	4,652	1,465,899
Zurich Financial Services AG Registered	39,468	7,140,760

		22,491,457

UNITED KINGDOM – 17.54%
Anglo American PLC	125,928	2,298,428
Antofagasta PLC	50,490	305,724
AstraZeneca PLC	395,340	15,223,676
Aviva PLC	712,008	3,202,686
Balfour Beatty PLC	71,742	384,244
Banco Santander SA	36,062	287,248
Barclays PLC[d]	2,214,963	3,388,104
Berkeley Group Holdings PLC (The) Units[c]	19,614	223,816
BP PLC	2,612,412	18,624,425
British Airways PLC	170,610	295,408
British Land Co. PLC	146,147	953,418
BT Group PLC	2,075,921	3,139,505
Cadbury PLC	139,691	1,124,777
Carnival PLC	47,058	860,934
Compass Group PLC	344,793	1,706,255
Daily Mail & General Trust PLC Class A NVS	69,102	262,510
Friends Provident PLC	622,644	740,574
GKN PLC	221,364	268,876
Hays PLC	399,564	433,479
Home Retail Group PLC	244,530	725,349
HSBC Holdings PLC	3,291,618	25,780,068
IMI PLC	106,865	414,056
Investec PLC	127,346	458,069
ITV PLC	878,064	348,124
Kazakhmys PLC	64,416	207,793

66	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2009

Security	Shares	Value
Kingfisher PLC	671,185	$1,345,998
Ladbrokes PLC	193,974	505,472
Land Securities Group PLC	131,231	1,304,505
Legal & General Group PLC	1,692,383	1,502,984
Liberty International PLC[a]	28,380	152,512
Lloyds TSB Group PLC	2,503,129	3,273,146
Logica PLC	430,344	407,931
London Stock Exchange Group PLC	39,468	273,836
Man Group PLC	456,258	1,356,686
Marks & Spencer Group PLC	444,246	1,479,484
Meggitt PLC	140,976	280,986
National Express Group PLC	21,941	103,201
Next PLC	57,948	983,308
Old Mutual PLC	1,382,106	1,044,113
Pearson PLC	236,544	2,269,525
Prudential PLC	652,212	3,135,881
Rexam PLC	163,482	735,359
Rolls-Royce Group PLC[c]	487,740	2,334,540
Royal Bank of Scotland Group PLC	4,656,366	1,476,878
Royal Dutch Shell PLC Class A	496,848	12,392,090
Royal Dutch Shell PLC Class B	271,590	6,491,921
RSA Insurance Group PLC	833,448	1,582,483
Schroders PLC	43,428	476,463
SEGRO PLC	139,937	322,291
Severn Trent PLC	33,693	529,955
Tate & Lyle PLC	132,462	634,977
3i Group PLC	76,032	248,277
Tomkins PLC	256,014	434,610
Unilever PLC	111,870	2,467,630
United Utilities Group PLC	179,261	1,398,164
Vodafone Group PLC	14,378,628	26,886,379
Wolseley PLC	187,044	465,705
WPP PLC	267,102	1,503,741

		161,458,577

TOTAL COMMON STOCKS
(Cost: $1,422,034,146)		912,153,461

Security	Shares	Value

PREFERRED STOCKS – 0.70%

GERMANY – 0.43%
Bayerische Motoren Werke AG	20,592	$341,733
Porsche Automobil Holding SEa	25,674	1,513,457
RWE AG	9,636	637,555
Volkswagen AG	29,832	1,481,401

		3,974,146

ITALY – 0.27%
Intesa Sanpaolo SpA RNC	221,583	499,767
Telecom Italia SpA RNC	1,698,312	1,649,701
Unipol Gruppo Finanziario SpA	285,927	300,461

		2,449,929

TOTAL PREFERRED STOCKS
(Cost: $9,798,654)		6,424,075

RIGHTS – 0.00%

BELGIUM – 0.00%
Fortis[a,b,c]	355,470	45

		45

SINGAPORE – 0.00%
Ascendas Real Estate Investment Trust[b,c]	27,199	5,401

		5,401

TOTAL RIGHTS (Cost: $0)		5,446

SHORT-TERM INVESTMENTS – 1.92%

MONEY MARKET FUNDS – 1.92%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 0.93%[d,e,f]	15,115,034	15,115,034
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 0.56%[d,e,f]	2,443,437	2,443,437

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2009

Security	Shares	Value
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.09%[d,e]	130,384	$130,384

		17,688,855

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,688,855)		17,688,855

TOTAL INVESTMENTS IN SECURITIES – 101.73%
(Cost: $1,449,521,655)		936,271,837

Other Assets, Less Liabilities – (1.73)%		(15,918,141)

NET ASSETS – 100.00%		$920,353,696

NVS – Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Security valued using Level 3 inputs. See Note 1.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

68	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.64%

AUSTRALIA – 5.25%
ABB Grain Ltd.	109,008	$460,966
Adelaide Brighton Ltd.	226,896	245,281
Ansell Ltd.	83,904	544,750
APN News & Media Ltd.	264,432	337,986
Aquarius Platinum Ltd.	30,864	77,328
Arrow Energy Ltd.[a]	205,104	277,807
Atlas Iron Ltd.[a]	65,626	49,661
Austar United Communications Ltd.[a]	358,128	168,523
Australian Pipeline Trust	293,664	563,958
Australian Wealth Management Ltd.	289,392	167,462
Australian Worldwide Exploration Ltd.[a]	238,512	401,925
AWB Ltd.	210,220	296,767
Babcock & Brown Wind Partners Ltd.	491,472	268,773
Beach Petroleum Ltd.	522,240	257,372
Bradken Ltd.	34,800	54,217
Centennial Coal Co. Ltd.	160,848	289,462
Challenger Financial Services Group Ltd.	145,344	111,833
Crane Group Ltd.	52,752	272,385
David Jones Ltd.	187,152	276,103
Diversified Utility & Energy Trusts Group	363,744	490,366
Downer EDI Ltd.	168,048	380,428
Emeco Holdings Ltd.	615,648	66,553
Energy World Corp. Ltd.[a]	208,128	29,117
Felix Resources Ltd.	29,760	130,578
Flight Centre Ltd.	26,976	108,242
Gindalbie Metals Ltd.[a]	181,344	65,730
Gunns Ltd.	299,957	180,252
Healthscope Ltd.	130,992	359,846
Iluka Resources Ltd.[a]	65,520	177,073
Independence Group NL	69,312	109,748
JB Hi-Fi Ltd.[b]	52,416	311,648
Kagara Ltd.[a]	112,464	30,037
Kingsgate Consolidated Ltd.[a]	143,424	342,924
Linc Energy Ltd.[a]	59,634	48,350

Security	Shares	Value
Lynas Corp. Ltd.[a,b]	288,432	$48,605
Macarthur Coal Ltd.	62,592	119,407
Macmahon Holdings Ltd.	321,168	66,375
Macquarie Communications Infrastructure Group	191,520	114,480
Minara Resources Ltd.	88,752	20,882
Mincor Resources NL	124,995	50,473
Mount Gibson Iron Ltd.[a]	177,456	45,702
Murchison Metals Ltd.[a]	110,976	36,696
Nexus Energy Ltd.[a]	320,064	101,764
Octaviar Ltd.[c]	7,952	5,006
Pacific Brands Ltd.	300,144	81,116
Paladin Energy Ltd.[a,b]	194,304	383,029
PanAust Ltd.[a]	523,344	44,927
Panoramic Resources Ltd.	91,824	49,048
PaperlinX Ltd.	191,959	53,709
Publishing and Broadcasting Ltd.	223,008	273,695
Riversdale Mining Ltd.[a]	63,168	87,969
Roc Oil Co. Ltd.[a]	374,496	120,262
Seven Network Ltd.	59,712	227,446
Sigma Pharmaceuticals Ltd.	501,456	382,651
Silex Systems Ltd.[a]	50,592	115,495
Sino Gold Mining Ltd.[a,b]	101,763	320,967
Straits Resources Ltd.	93,168	62,800
Sundance Resources Ltd.[a]	813,120	50,155
Timbercorp Ltd.	666,144	55,068
Transfield Services Ltd.	88,320	109,517
Transpacific Industries Group Ltd.	69,696	119,663
United Group Ltd.	50,928	259,729
West Australian Newspapers Holdings Ltd.[b]	77,376	201,734
Western Areas NLa	43,872	104,897

		11,666,718

AUSTRIA – 1.47%
bwin Interactive Entertainment AGa	9,744	247,241
conwert Immobilien Invest SEa	122,784	739,534
Intercell AGa	16,704	549,711
Oesterreichische Post AG	17,136	536,697
RHI AGa	27,456	439,811
Schoeller-Bleckmann Oilfield Equipment AG	4,512	122,928

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2009

Security	Shares	Value
Sparkassen Immobilien AGa,b	168,000	$441,349
Zumtobel AG	23,376	195,914

		3,273,185

BELGIUM – 1.60%
Ackermans & van Haaren NV	11,376	499,308
AGFA-Gevaert NVa	66,240	233,438
Barco NV	13,598	264,350
Cofinimmo SA	9,894	1,202,111
Compagnie Maritime Belge SA	5,328	108,563
Nyrstar NV	24,768	75,859
Omega Pharma SA	9,696	302,559
Option NVa,b	32,319	74,550
RHJ International SAa	62,270	295,256
Tessenderlo Chemie NV	16,752	508,784

		3,564,778

DENMARK – 1.15%
ALK-Abello A/S	4,320	382,459
Bang & Olufsen A/S Class Bb	10,416	143,246
D/S Norden A/S	7,680	244,906
East Asiatic Co. Ltd. A/S	10,848	357,118
Formuepleje Epikur A/Sa	4,320	136,274
Genmab A/Sa	10,612	445,123
GN Store Nord A/Sa,b	97,296	209,073
Neurosearch A/Sa	6,960	209,383
NKT Holding A/S	9,168	192,277
Simcorp A/S	2,400	241,357

		2,561,216

FINLAND – 1.58%
Alma Media Corp.	62,496	424,470
Amer Sports OYJ Class A	47,760	343,969
Citycon OYJ	119,088	238,074
Huhtamaki OYJ	63,744	471,339
Konecranes OYJ	22,320	344,095
Outotec OYJ	19,152	272,431
Sponda OYJ[b]	73,152	309,356
TietoEnator OYJ	32,064	364,468
Uponor OYJ	34,704	355,785
YIT OYJ	63,168	395,844

		3,519,831

Security	Shares	Value
FRANCE – 4.15%
Altran Technologies SAa	53,952	$175,614
Arkema	18,288	259,437
Beneteau SAb	26,352	190,463
BOURBON SAb	16,848	437,212
Carbone Lorraine SA	11,184	280,196
Club Mediterranee SAa	13,632	194,784
Derichebourg	55,008	121,882
Etablissements Maurel et Prom	35,952	339,554
Eurofins Scientific SA	4,800	218,337
Groupe Eurotunnel SAa	58,752	303,421
Groupe Steria SCA	22,992	242,167
Haulotte Group	19,872	101,355
Havas SA	154,704	313,240
IMS International Metal Service	16,368	245,205
Ingenico SA	21,072	350,914
Nexans SA	8,832	510,055
Nexity	17,616	276,543
NicOx SAa,b	21,900	241,358
Orpea SAa	13,008	455,584
Remy Cointreau Group	15,792	421,850
Rhodia SA	37,344	167,545
Saft Groupe SA	14,784	363,378
SEB SA	15,120	358,945
Sechilienne-Sidec	11,232	419,004
Societe de la Tour Eiffel	4,992	156,924
Societe Immobiliere de Location pour l’Industrie et le Commerce	6,960	610,076
Soitec SAa	49,632	166,132
SR Teleperformance SA	28,128	773,908
Theolia SAa,b	9,408	31,467
Thomson[a]	150,384	216,036
Ubisoft Entertainment SAa	19,872	281,908

		9,224,494

GERMANY – 5.87%
Aareal Bank AG	16,752	84,368
AIXTRON AG	36,048	186,630
Arcandor AGa	31,920	81,811
Bilfinger Berger AG	18,336	781,060
Conergy AGa	132,240	133,878
Demag Cranes AG	13,344	303,531

70	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2009

Security	Shares	Value
Deutsche Wohnen AG Bearer[a]	18,720	$273,722
DEUTZ AG	53,088	114,974
Douglas Holding AGb	22,992	883,338
ElringKlinger AG	17,568	156,693
Freenet AGa	34,080	158,972
Gerresheimer AG	11,472	235,222
Gildemeister AG	24,624	185,863
Heidelberger Druckmaschinen AG	36,576	142,960
IVG Immobilien AGb	19,152	116,335
Kloeckner & Co. SE	21,456	310,703
Kontron AG	34,224	289,463
KUKA AG	17,568	219,506
LANXESS AG	29,424	432,120
LEONI AG	19,872	237,343
MLP AGb	28,400	309,718
MorphoSys AGa	16,802	353,121
MPC Muenchmeyer Petersen Capital AG	6,432	51,104
MTU Aero Engines Holding AG	21,888	614,283
Norddeutsche Affinerie AG	17,532	529,778
Nordex AGa	10,546	121,497
Pfleiderer AG Registered	24,624	152,729
Praktiker Bau- und Heimwerkermaerkte Holding AG	25,680	192,517
Premiere AGa	34,272	129,123
QIAGEN NVa	56,976	979,858
RHON KLINIKUM AG	31,008	635,788
SGL Carbon AGa	21,264	460,522
Software AG	8,304	508,029
Solon SEa,b	3,264	40,030
Stada Arzneimittel AG	19,248	472,113
Symrise AG	37,728	352,944
Tognum AG	25,248	280,844
Vossloh AG	6,672	674,010
Wincor Nixdorf AG	14,208	677,867
Wirecard AGa	32,319	184,305

		13,048,672

HONG KONG – 1.89%
Big Media Group Ltd.[a]	4,800,000	82,944
C C Land Holdings Ltd.	288,000	72,050
Cafe de Coral Holdings Ltd.	672,000	1,299,865
Daphne International Holdings Ltd.	480,000	72,421

Security	Shares	Value
First Pacific Co. Ltd.	1,344,000	$487,016
Galaxy Entertainment Group Ltd.[a]	288,000	47,538
Giordano International Ltd.[b]	3,168,000	759,864
Melco International Development Ltd.[b]	432,000	125,901
Midland Holdings Ltd.	192,000	57,689
Polytec Asset Holdings Ltd.	1,200,000	77,373
Ports Design Ltd.[b]	264,000	269,629
Rexcapital Financial Holdings Ltd.[a]	2,400,000	82,015
Shun Tak Holdings Ltd.	288,000	106,218
Techtronic Industries Co. Ltd.	816,000	271,486
VTech Holdings Ltd.[b]	96,000	369,533
Wonson International Holdings Ltd.[a]	7,680,000	18,817

		4,200,359

IRELAND – 1.12%
C&C Group PLC	124,800	125,066
DCC PLC	42,960	638,618
FBD Holdings PLC	21,456	219,967
Grafton Group PLC[a]	75,264	152,392
Greencore Group PLC	153,264	162,822
Independent News & Media PLC	244,800	84,702
Paddy Power PLC	24,912	347,979
Smurfit Kappa Group PLC	34,464	78,615
United Drug PLC	230,592	685,569

		2,495,730

ITALY – 4.02%
ACEA SpA	47,184	568,383
Alitalia SpA[a,c]	44,030	6
Arnoldo Mondadori Editore SpA	175,536	763,141
Autostrada Torino-Milano SpA	43,152	282,026
Azimut Holding SpA	77,904	394,843
Banca Italease SpA[a]	27,552	67,685
Banca Piccolo Credito Valtellinese Scrl	102,768	948,220
Banca Popolare dell’Etruria e del Lazio Scrl[b]	80,304	413,182
Benetton Group SpA	37,632	275,367
Beni Stabili SpA	529,680	419,828
Buzzi Unicem SpA	34,560	433,807
CIR SpA - Compagnie Industriali Riunite	281,778	283,101

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2009

Security	Shares	Value
Danieli SpA RNC	25,632	$160,952
Davide Campari-Milano SpA[b]	119,808	681,691
ERG SpA	31,536	377,663
Gemina SpA[a]	298,244	146,574
Gruppo Editoriale L’Espresso SpA[b]	232,752	286,192
Hera SpA	252,720	461,501
Impregilo SpA[a,b]	102,101	260,900
Pirelli & C. Real Estate SpA[b]	25,536	136,706
Recordati SpA	96,384	487,889
Safilo Group SpA	303,744	273,447
Societa Cattolica di Assicurazioni Scrl	23,472	721,905
Tiscali SpA[a]	172,464	85,863

		8,930,872

JAPAN – 37.18%
Access Co. Ltd.[a,b]	96	322,815
AnGes MG Inc.[a]	144	236,499
Awa Bank Ltd. (The)	144,000	945,997
Bank of Iwate Ltd. (The)	14,400	913,929
Bank of Nagoya Ltd. (The)	96,000	574,012
Calsonic Kansei Corp.	192,000	205,233
Capcom Co. Ltd.	19,200	349,538
Chiyoda Corp.	96,000	488,498
COMSYS Holdings Corp.	96,000	824,140
Culture Convenience Club Co. Ltd.[b]	38,400	362,579
CyberAgent Inc.	192	110,740
DA Office Investment Corp.	96	166,752
Daifuku Co. Ltd.	48,000	246,921
Daiichi Chuo Kisen Kaisha[b]	96,000	233,025
Daikyo Inc.	192,000	126,133
Dainippon Screen Manufacturing Co. Ltd.	144,000	258,145
Daio Paper Corp.	48,000	503,463
Daishi Bank Ltd. (The)	240,000	1,034,183
DISCO Corp.[b]	14,400	356,753
Don Quijote Co. Ltd.	24,000	383,744
Duskin Co. Ltd.	24,000	402,717
eAccess Ltd.	768	527,621
Ebara Corp.	144,000	267,765
EDION Corp.	52,800	249,273
Exedy Corp.	28,800	333,504
Foster Electric Co. Ltd.	19,200	125,064

Security	Shares	Value
Fuji Machine Manufacturing Co. Ltd.	33,600	$276,851
Fuji Soft Inc.	19,200	347,828
Fujikura Ltd.	192,000	536,600
Funai Electric Co. Ltd.	14,400	347,935
Futaba Industrial Co. Ltd.	67,200	175,090
Global One Real Estate Investment Corp.	96	774,969
Glory Ltd.	28,800	498,011
GS Yuasa Corp.[b]	144,000	787,262
H2O Retailing Corp.	96,000	701,214
Hamamatsu Photonics K.K.	38,400	655,036
Hanwa Co. Ltd.	144,000	432,914
Heiwa Real Estate Co. Ltd.	144,000	335,108
Higo Bank Ltd. (The)	144,000	854,604
HIS Co. Ltd.[b]	24,000	468,723
Hitachi Zosen Corp.[a,b]	360,000	344,728
Hogy Medical Co. Ltd.	4,800	288,609
Hokkoku Bank Ltd. (The)	192,000	696,938
Hosiden Corp.	38,400	454,506
Hyakugo Bank Ltd. (The)	144,000	784,055
Hyakujushi Bank Ltd. (The)	192,000	1,013,339
Iino Kaiun Kaisha Ltd.	62,400	397,426
Inui Steamship Co. Ltd.	19,200	126,347
Ishihara Sangyo Kaisha Ltd.[a]	288,000	230,887
IT Holdings Corp.[a]	33,600	509,182
Izumi Co. Ltd.	43,200	633,497
Japan Airport Terminal Co. Ltd.	33,600	382,354
Japan Asia Investment Co. Ltd.	144,000	92,996
Japan Digital Laboratory Co. Ltd.	52,800	558,512
Japan Excellent Inc.	96	416,880
Japan Logistics Fund Inc.	96	534,462
Japan Securities Finance Co. Ltd.	110,400	499,080
Juki Corp.	144,000	136,288
Juroku Bank Ltd. (The)	144,000	667,008
JVC KENWOOD Holdings Inc.[a]	441,600	177,014
K.K. DaVinci Advisors[a,b]	912	33,714
kabu.com Securities Co. Ltd.[b]	240	271,239
Kagoshima Bank Ltd. (The)	96,000	745,040
Kakaku.com Inc.	96	376,261
Kanematsu Corp.[a]	384,000	389,088
Kayaba Industry Co. Ltd.	96,000	143,236

72	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2009

Security	Shares	Value
Keihin Corp.	38,400	$327,091
Keiyo Bank Ltd. (The)	144,000	718,317
Kenedix Inc.[a,b]	432	64,215
Kenedix Realty Investment Corp.	144	381,606
Kitz Corp.	96,000	299,299
Kiyo Holdings Inc.	432,000	591,649
Kobayashi Pharmaceutical Co. Ltd.	14,400	546,754
Koito Manufacturing Co. Ltd.	48,000	251,197
Komeri Co. Ltd.	24,000	444,672
K’s Holdings Corp.	24,000	373,856
Maruha Nichiro Holdings Inc.	240,000	387,485
Marusan Securities Co. Ltd.[b]	76,800	407,901
Matsuya Co. Ltd.[b]	14,400	226,077
Meiji Seika Kaisha Ltd.	288,000	1,192,918
Meitec Corp.	43,200	681,599
MID REIT Inc.	144	232,331
Miraca Holdings Inc.	28,800	620,831
Misumi Group Inc.	57,600	662,519
Mitsubishi Steel Manufacturing Co. Ltd.	144,000	335,108
Mitsui Mining Co. Ltd.	48,000	61,463
Mizuno Corp.	144,000	679,835
Monex Group Inc.	480	149,542
Mori Seiki Co. Ltd.	38,400	306,995
MORI TRUST Sogo REIT Inc.	96	741,833
Musashino Bank Ltd. (The)	19,200	669,146
Nabtesco Corp.	48,000	297,161
Nagase & Co. Ltd.	96,000	859,414
Nanto Bank Ltd. (The)	96,000	523,772
Net One Systems Co. Ltd.	288	509,556
Nifco Inc.	48,000	433,983
Nihon Dempa Kogyo Co. Ltd.	19,200	248,204
Nihon Kohden Corp.	24,000	453,758
Nihon Parkerizing Co. Ltd.	48,000	410,467
Nihon Unisys Ltd.	48,000	392,295
Nippon Commercial Investment Corp.	192	127,843
Nippon Denko Co. Ltd.	48,000	226,612
Nippon Kayaku Co. Ltd.	192,000	882,931
Nippon Konpo Unyu Soko Co. Ltd.	96,000	995,168
Nippon Light Metal Co. Ltd.	384,000	316,401
Nippon Paint Co. Ltd.	192,000	803,830

Security	Shares	Value
Nippon Residential Investment Corp.	480	$261,886
Nippon Seiki Co. Ltd.	48,000	302,505
Nippon Shinyaku Co. Ltd.	48,000	555,306
Nippon Suisan Kaisha Ltd.	177,600	446,917
Nippon Yakin Kogyo Co. Ltd.	48,000	125,064
Nishimatsuya Chain Co. Ltd.	38,400	380,537
Nishi-Nippon Railroad Co. Ltd.	240,000	983,409
Nissha Printing Co. Ltd.	9,600	246,921
Nitto Boseki Co. Ltd.	192,000	327,091
NSD Co. Ltd.	38,400	301,009
Ogaki Kyoritsu Bank Ltd. (The)	144,000	710,300
Okasan Securities Group Inc.	144,000	590,046
Oki Electric Industry Co. Ltd.[a]	432,000	264,559
Okinawa Electric Power Co. Inc. (The)	9,600	670,215
Okuma Corp.	96,000	318,539
ORIX JREIT Inc.	144	692,662
Osaka Securities Exchange Co. Ltd.	96	443,603
OSG Corp.[b]	52,800	325,701
Pacific Metals Co. Ltd.	48,000	225,543
Park 24 Co. Ltd.	72,000	483,420
Point Inc.	7,200	325,487
Press Kogyo Co. Ltd.	96,000	126,133
Rengo Co. Ltd.	96,000	658,457
Resorttrust Inc.	67,200	692,876
Rinnai Corp.	19,200	758,936
Roland Corp.	33,600	366,267
Round One Corp.	28,800	254,938
Ryohin Keikaku Co. Ltd.	14,400	601,269
Sagami Railway Co. Ltd.	432,000	1,900,009
Saizeriya Co. Ltd.	19,200	248,632
San-in Godo Bank Ltd. (The)	96,000	745,040
Sanken Electric Co. Ltd.	96,000	358,089
Sankyu Inc.	144,000	458,568
Sanwa Holdings Corp.	240,000	831,088
Sanyo Shokai Ltd.[b]	48,000	187,062
Sanyo Special Steel Co. Ltd.	96,000	257,611
Sawai Pharmaceutical Co. Ltd.[b]	9,600	504,532
Seino Holdings Co. Ltd.	144,000	711,903
Shiga Bank Ltd.	144,000	867,431
Shima Seiki Manufacturing Ltd.	14,400	292,938

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2009

Security	Shares	Value
Shimachu Co. Ltd.	33,600	$725,051
Shinko Plantech Co. Ltd.	33,600	262,634
So-Net Entertainment Corp.	48	103,098
So-Net M3 Inc.	48	177,441
Star Micronics Co. Ltd.	28,800	271,293
Sumitomo Bakelite Co. Ltd.	192,000	769,625
Sumitomo Forestry Co. Ltd.	105,600	765,456
Sumitomo Osaka Cement Co. Ltd.	288,000	586,839
Sumitomo Warehouse Co. Ltd. (The)	144,000	641,354
Sysmex Corp.	14,400	441,733
Tadano Ltd.	96,000	404,053
Taiyo Yuden Co. Ltd.	96,000	550,496
Takara Holdings Inc.	96,000	466,051
Tamron Co. Ltd.	24,000	205,768
Toagosei Co. Ltd.	192,000	504,532
TOC Co. Ltd.	72,000	322,280
Toda Corp.	144,000	498,653
Toho Pharmaceutical Co. Ltd.	24,000	272,575
Toho Zinc Co. Ltd.	96,000	225,543
Tokai Carbon Co. Ltd.	96,000	353,814
Tokai Tokyo Securities Co. Ltd.	144,000	355,952
Tokyo Dome Corp.	144,000	436,121
Tokyo Seimitsu Co. Ltd.[b]	33,600	276,851
Tokyo Tomin Bank Ltd. (The)	19,200	323,456
TOKYU REIT Inc.	96	627,458
Tomy Co. Ltd.	81,600	438,846
Topcon Corp.[b]	52,800	220,465
Toshiba Machine Co. Ltd.	144,000	404,053
TS Tech Co. Ltd.	62,400	320,303
ULVAC Inc.[b]	14,400	242,592
Wacom Co. Ltd.[b]	192	154,139
Works Applications Co. Ltd.	240	171,028
Xebio Co. Ltd.	19,200	353,814
Yamatake Corp.	28,800	531,683
Yodogawa Steel Works Ltd.	144,000	684,645
Yoshinoya Holdings Co. Ltd.[b]	576	718,317
Zensho Co. Ltd.[b]	52,800	311,591
Zeon Corp.	96,000	312,126

		82,713,736

NETHERLANDS – 2.85%
Aalberts Industries NV	40,272	230,174
Advanced Metallurgical Group NVa,b	6,144	51,887

Security	Shares	Value
Arcadis NV	30,336	$332,775
BinckBank NV	28,706	235,435
Crucell NVa	30,720	545,636
CSM NV	28,944	370,176
Gemalto NVa	24,960	614,456
Imtech NV	25,248	391,823
Koninklijke BAM Groep NV	34,176	293,043
Koninklijke Wessanen NV	62,400	364,723
Nutreco Holding NV	11,136	369,756
Oce NV	48,144	124,627
OPG Groep NV	32,112	370,364
Telegraaf Media Groep NV	23,617	425,226
USG People NV	25,680	285,518
VastNed Retail NV	10,803	462,530
Wavin NV	53,808	172,387
Wereldhave NV	9,792	704,909

		6,345,445

NEW ZEALAND – 0.40%
Fisher & Paykel Appliances
Holdings Ltd.	343,440	217,655
Freightways Ltd.	310,272	464,058
Mainfreight Ltd.	94,608	200,499

		882,212

NORWAY – 2.18%
ABG Sundal Collier Holding ASA	384,000	261,136
Acergy SA	89,664	496,883
Cermaq ASA	38,400	146,680
DNO International ASA[a]	324,192	206,392
Ekornes ASA	71,472	659,255
Fred Olsen Energy ASA	12,576	326,621
Golar LNG Ltd.	28,800	176,683
Marine Harvest ASA[a]	776,832	168,599
Norwegian Property ASA	67,813	52,003
ODIM ASA[a]	14,400	47,921
Schibsted ASA	18,530	176,952
Songa Offshore ASA[a]	28,800	50,838
SpareBank 1 SMN	67,200	267,386
Stolt-Nielsen SA	21,264	224,597
Subsea 7 Inc.[a]	38,400	201,408
Tandberg ASA	42,912	533,346
TGS-NOPEC Geophysical Co. ASA[a]	48,768	280,485

74	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2009

Security	Shares	Value
Tomra Systems ASA	78,048	$263,121
Veidekke ASA	74,500	299,666

		4,839,972

PORTUGAL – 0.91%
Mota-Engil SGPS SAb	151,104	472,287
Portucel Empresa Produtore de Pasta e Papel SA	295,920	560,110
Redes Energeticas Nacionais SA	105,181	404,368
Semapa - Sociedade de Investimento e Gestao SGPS SA	71,904	586,042

		2,022,807

SINGAPORE – 1.65%
Banyan Tree Holdings Ltd.[b]	432,000	132,963
Biosensors International Group Ltd.[a]	432,000	104,369
CDL Hospitality Trusts[b]	384,000	165,211
Chartered Semiconductor Manufacturing Ltd.[a]	624,000	97,061
Ezra Holdings Ltd.	240,000	104,051
Indofood Agri Resources Ltd.[a]	144,000	57,665
Metro Holdings Ltd.	1,776,000	364,416
Raffles Education Corp. Ltd.	576,000	200,159
Singapore Petroleum Co. Ltd.	144,000	233,519
Singapore Post Ltd.	1,680,000	856,235
SMRT Corp. Ltd.	672,000	707,228
Suntec REIT	1,152,000	503,256
Wing Tai Holdings Ltd.	336,000	154,567

		3,680,700

SPAIN – 3.00%
Abengoa SAb	20,352	319,233
Banco Pastor SAb	67,584	402,731
Bolsas y Mercados Espanoles[b]	26,441	576,369
Construcciones y Auxiliar de Ferrocarriles SA	1,632	447,561
Ebro Puleva SA	56,736	702,351
FAES FARMA SA	70,945	308,205
La Seda de Barcelona SA Class Ba,b	355,536	159,467
NH Hoteles SAb	52,416	217,634
Obrascon Huarte Lain SA	20,496	239,805
Papeles y Cartones de Europa SA	84,288	373,732
Realia Business SAb	106,176	227,228
Tecnicas Reunidas SA	11,472	299,173

Security	Shares	Value
Tubacex SA	94,416	$245,618
Tubos Reunidos SA	92,832	233,170
Vidrala SA	18,336	363,743
Viscofan SA	61,488	1,158,314
Zeltia SAb	82,944	393,283

		6,667,617

SWEDEN – 2.69%
Castellum AB	70,656	455,700
D. Carnegie & Co. ABb,c	25,632	–
Elekta AB Class Bb	45,024	516,993
Eniro ABb	209,232	272,413
Fabege AB	69,168	234,308
Hakon Invest AB	28,800	300,320
Hexagon AB Class Bb	52,800	178,861
Hexpol ABa	19,200	36,802
Intrum Justitia AB	38,400	317,101
JM AB	48,000	248,241
Kinnevik Investment AB	66,720	484,606
Kungsleden AB	60,192	312,020
Lindab International AB	28,800	163,874
Meda AB Class Ab	62,400	419,378
NCC AB Class B	38,400	236,090
Nibe Industrier AB Class B	52,080	315,488
Nobia AB	93,072	194,107
Oriflame Cosmetics SA SDR	14,160	338,844
PA Resources ABa	48,000	89,112
Ratos AB Class B	33,456	436,594
RNB RETAIL AND BRANDS ABa,b	164,600	79,372
Trelleborg AB Class Bb	40,896	217,418
West Siberian Resources Ltd. GDR[a]	480,000	146,399

		5,994,041

SWITZERLAND – 4.32%
Bank Sarasin & Compagnie AG Class B Registered	19,200	462,342
Barry Callebaut AG Registered[a]	912	408,581
Basilea Pharmaceutica AG Registered[a]	3,216	400,372
Bucher Industries AG Registered	2,832	280,589
Burckhardt Compression Holding AG	1,920	207,599
Charles Voegele Holding AG Bearer[a]	5,280	143,293

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2009

Security	Shares	Value
Clariant AG Registered[a]	90,288	$449,612
Flughafen Zurich AG Registered	1,632	365,221
Forbo Holding AG Registered[a]	1,104	178,816
Galenica AG Registered	2,016	631,791
Georg Fischer AG Registered[a]	1,536	253,684
Jelmoli Holding AG Bearer	222	432,256
Kaba Holding AG Class B Registered	2,304	476,402
Kuoni Reisen Holding AG Class B Registered	1,680	479,090
Panalpina Welttransport Holding AG Registered	5,664	280,833
Partners Group Holding AG	7,008	466,717
Petroplus Holdings AGa	19,584	386,382
PSP Swiss Property AG Registered[a]	20,496	867,906
Rieter Holding AG Registered	2,448	276,078
Schulthess Group AG Registered	6,788	221,062
Sika AG Bearer	676	532,903
Tecan AG Registered	8,928	294,600
Temenos Group AG Registered[a]	21,504	188,973
Valora Holding AG Registered	2,544	367,781
Verwaltungs-und Privat-Bank AG Bearer	3,890	391,446
Von Roll Holding AG Bearer	30,768	163,025

		9,607,354

UNITED KINGDOM – 16.36%
Aberdeen Asset Management PLC	214,224	397,640
Aegis Group PLC	332,016	366,181
Afren PLC[a]	164,448	51,566
Aggreko PLC	84,000	473,512
Amlin PLC	140,304	776,741
ARM Holdings PLC	390,768	516,892
Arriva PLC	66,816	441,185
Ashtead Group PLC	248,352	143,220
Autonomy Corp. PLC[a]	58,128	916,806
AVEVA Group PLC	33,408	289,227
Babcock International Group PLC	78,912	575,663
Barratt Developments PLC	108,768	108,984
BBA Aviation PLC	207,360	221,224
Bellway PLC	54,336	451,217
Bodycote PLC	83,393	146,678
Bovis Homes Group PLC	66,336	369,157

Security	Shares	Value
Brit Insurance Holdings PLC	62,304	$182,117
Britvic PLC	117,408	389,314
BSS Group PLC (The)	82,080	311,516
BTG PLC[a]	79,584	170,670
Carillion PLC	206,977	697,507
Charter International PLC	50,736	281,064
Chemring Group PLC	17,904	593,680
Chloride Group PLC	168,240	328,051
Climate Exchange PLC[a,b]	13,728	176,146
Close Brothers Group PLC	60,384	432,013
COLT Telecom Group SAa	118,704	134,769
Cookson Group PLC	72,672	98,223
CSR PLC[a]	48,768	128,665
Dairy Crest Group PLC	66,816	192,657
Dana Petroleum PLC[a]	33,120	431,413
Davis Service Group PLC (The)	82,896	296,089
De La Rue PLC	34,052	459,999
Debenhams PLC	513,696	233,288
Dimension Data Holdings PLC	573,936	297,880
DS Smith PLC	166,848	194,841
DSG International PLC	939,360	297,941
easyJet PLC[a]	60,576	261,124
Electrocomponents PLC	183,264	348,099
Filtrona PLC	206,544	375,196
Forth Ports PLC	26,784	283,816
Galiform PLC	414,144	76,127
GAME Group PLC (The)	160,656	332,372
Go-Ahead Group PLC (The)	17,808	252,502
Greene King PLC	67,200	410,539
Halfords Group PLC	171,648	618,662
Halma PLC	231,936	611,919
Henderson Group PLC	277,584	300,145
Hiscox Ltd.	154,848	703,220
HMV Group PLC	304,080	604,981
Homeserve PLC	22,080	311,642
Hunting PLC	49,536	280,665
IG Group Holdings PLC	102,144	427,793
Informa PLC	136,656	472,348
Inmarsat PLC	138,048	817,490
Intermediate Capital Group PLC[b]	29,904	165,660
Interserve PLC	71,328	204,896
Intertek Group PLC	52,080	640,840

76	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2009

Security	Shares	Value
Jardine Lloyd Thompson Group PLC	30,624	$199,340
JD Wetherspoon PLC	102,960	507,656
JKX Oil & Gas PLC	36,816	107,217
John Wood Group PLC	106,272	297,615
Kesa Electricals PLC	260,592	379,452
Laird PLC	69,120	87,692
Luminar Group Holdings PLC	93,888	140,773
Marston’s PLC	154,512	232,227
Melrose PLC	111,072	106,088
Michael Page International PLC	119,424	376,199
Micro Focus International PLC	38,784	169,422
Misys PLC	187,296	314,579
Morgan Crucible Co. PLC (The)	130,752	180,965
Northgate PLC	53,808	60,702
Northumbrian Water Group PLC	166,224	563,166
Paragon Group of Companies PLC	257,760	172,800
PartyGaming PLC[a,b]	73,200	176,503
PayPoint PLC	20,256	130,757
Pennon Group PLC	98,064	637,619
Persimmon PLC	120,528	501,747
Peter Hambro Mining PLC	20,880	168,575
Petrofac Ltd.	72,480	434,174
Premier Farnell PLC	205,248	400,953
Premier Foods PLC	304,128	138,115
Premier Oil PLC[a]	35,232	359,113
Provident Financial PLC	55,584	622,653
Punch Taverns PLC	172,871	109,660
QinetiQ Group PLC	190,128	411,847
Rank Group PLC[a]	391,488	334,412
Redrow PLC	68,592	154,267
Regal Petroleum PLC[a]	77,184	42,285
Regus PLC	240,288	164,551
Rentokil Initial PLC	285,648	175,023
Restaurant Group PLC (The)	181,296	283,591
Shaftesbury PLC	71,184	277,603
Sibir Energy PLC[a]	57,120	154,818
SIG PLC	52,560	90,742
Signet Jewelers Ltd.	42,397	298,131
SOCO International PLC[a]	15,504	222,404
Spectris PLC	52,464	364,383
Spirent Communications PLC	145,590	80,286
SSL International PLC	73,152	531,535
Taylor Wimpey PLC	303,552	68,927

Security	Shares	Value
Travis Perkins PLC	30,000	$138,403
Trinity Mirror PLC	99,408	68,075
Tullett Prebon PLC	83,952	185,484
UK Coal PLC[a]	64,944	117,739
Ultra Electronics Holdings PLC	43,920	735,772
Venture Production PLC	52,896	446,503
VT Group PLC	81,600	699,974
W.H. Smith PLC	92,835	451,376
W.S. Atkins PLC	36,864	296,825
Weir Group PLC (The)	60,480	291,228
Wellstream Holdings PLC	33,408	229,744
Wincanton PLC	84,240	186,728
Yell Group PLC	379,920	242,371

		36,394,561

TOTAL COMMON STOCKS
(Cost: $319,910,058)		221,634,300

RIGHTS – 0.00%

GERMANY – 0.00%
MPC Muenchmeyer Petersen Capital AGa,c	6,432	1

		1

SWITZERLAND – 0.00%
Von Roll Holding AGa,c	30,768	3

		3

TOTAL RIGHTS (Cost: $0)		4

SHORT-TERM INVESTMENTS – 5.44%

MONEY MARKET FUNDS – 5.44%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 0.93%[d,e,f]	10,280,028	10,280,028
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 0.56%[d,e,f]	1,661,829	1,661,829

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2009

Security	Shares	Value
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.09%[d,e]	163,334	$163,334

		12,105,191

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,105,191)		12,105,191

TOTAL INVESTMENTS IN
SECURITIES – 105.08%
(Cost: $332,015,249)		233,739,495

Other Assets, Less Liabilities – (5.08)%		(11,297,600)

NET ASSETS – 100.00%		$222,441,895

GDR – Global Depositary Receipts

SDR – Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

78	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.51%

AUSTRALIA – 3.00%
AGL Energy Ltd.	5,824	$54,256
Alumina Ltd.	11,340	8,221
Amcor Ltd.	9,296	31,862
AMP Ltd.	20,188	67,654
Aristocrat Leisure Ltd.	5,404	12,887
Asciano Group	8,540	6,055
ASX Ltd.	1,904	32,872
Australia and New Zealand Banking Group Ltd.	20,272	171,063
AXA Asia Pacific Holdings Ltd.	8,456	25,434
Bendigo and Adelaide Bank Ltd.	4,060	25,818
BHP Billiton Ltd.	36,260	703,261
BlueScope Steel Ltd.	8,680	19,484
Boral Ltd.	9,968	20,981
Brambles Ltd.	15,120	65,381
Caltex Australia Ltd.	2,912	16,240
CFS Retail Property Trust	26,124	29,902
Coca-Cola Amatil Ltd.	7,168	41,707
Cochlear Ltd.	840	31,505
Commonwealth Bank of Australia	14,616	250,017
Computershare Ltd.	6,272	28,916
CSL Ltd.	5,936	141,551
CSR Ltd.	9,380	8,500
Dexus Property Group	31,612	15,278
Fairfax Media Ltd.	13,888	12,408
Fortescue Metals Group Ltd.[a]	13,440	15,127
Foster’s Group Ltd.	25,592	89,019
Goodman Fielder Ltd.	7,980	7,789
Goodman Group	16,296	7,409
GPT Group (The)	38,250	18,486
Harvey Norman Holdings Ltd.	8,988	12,174
Incitec Pivot Ltd.	14,314	24,303
Insurance Australia Group Ltd.	18,368	45,670
James Hardie Industries NV	9,856	24,568
Leighton Holdings Ltd.	1,512	16,114
Lend Lease Corp. Ltd.	4,144	17,893
Lion Nathan Ltd.	6,356	33,143
Macquarie Group Ltd.[b]	3,024	49,978
Macquarie Infrastructure Group	29,316	29,827

Security	Shares	Value
Mirvac Group	11,900	$8,664
National Australia Bank Ltd.	18,508	222,792
Newcrest Mining Ltd.	4,984	98,249
OneSteel Ltd.	9,800	15,143
Orica Ltd.	4,063	34,983
Origin Energy Ltd.	16,744	149,065
OZ Minerals Ltd.	33,824	11,830
Perpetual Ltd.	1,120	21,879
Qantas Airways Ltd.	11,032	17,187
QBE Insurance Group Ltd.	10,052	153,410
Rio Tinto Ltd.	3,024	81,053
Santos Ltd.	7,896	72,153
Sims Metal Management Ltd.	868	9,383
Sonic Healthcare Ltd.	4,231	37,398
Stockland Corp. Ltd.	16,436	38,044
Suncorp-Metway Ltd.	9,464	45,136
Tabcorp Holdings Ltd.	8,624	36,140
Tatts Group Ltd.	15,736	28,819
Telstra Corp. Ltd.	42,730	102,982
Toll Holdings Ltd.	6,020	20,940
Transurban Group	11,592	37,815
Wesfarmers Ltd.	6,300	62,296
Wesfarmers Ltd. Entitlement[c]	2,700	25,840
Westfield Group	19,292	147,704
Westpac Banking Corp.	27,944	277,916
Woodside Petroleum Ltd.	5,460	122,840
Woolworths Ltd.	12,936	227,860
WorleyParsons Ltd.	2,016	19,345

		4,339,619

AUSTRIA – 0.17%
Erste Group Bank AG	1,344	20,392
Oesterreichische Elektrizitaetswirtschafts AG Class A	1,064	40,865
OMV AG	1,960	56,238
Raiffeisen International Bank Holding AGb	476	9,760
Telekom Austria AG	4,088	57,627
Vienna Insurance Group	365	11,507
voestalpine AG	1,568	30,583
Wienerberger AGb	1,176	15,161

		242,133

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2009

Security	Shares	Value
BELGIUM – 0.49%
Anheuser-Busch InBev NV	5,507	$140,509
Belgacom SA	2,324	81,454
Colruyt SA	280	62,166
Compagnie Nationale a Portefeuille SA	448	21,242
Delhaize Group	925	59,744
Dexia SA	7,280	22,903
Fortis	2,093	4,157
Groupe Bruxelles Lambert SA	1,344	99,189
KBC Ancora SCA	616	5,029
KBC Group NV	1,512	27,757
Mobistar SA	644	47,421
Solvay SA	1,064	75,539
UCB SA	757	23,646
Umicore	1,820	34,075

		704,831

CANADA – 4.59%
Addax Petroleum Corp.	868	13,722
Agnico-Eagle Mines Ltd.	1,876	99,107
Agrium Inc.	1,456	48,242
Alimentation Couche-Tard Inc. Class B	3,108	35,596
Bank of Montreal	5,572	149,429
Bank of Nova Scotia	10,528	251,938
Barrick Gold Corp.	9,380	349,069
BCE Inc.	868	17,579
Biovail Corp.	1,736	18,804
Bombardier Inc. Class B	15,624	47,886
Brookfield Asset Management Inc. Class A	5,488	85,207
Brookfield Properties Corp.	2,660	13,988
CAE Inc.	4,592	26,592
Cameco Corp.	3,724	61,093
Canadian Imperial Bank of Commerce	4,032	151,641
Canadian National Railway Co.	5,432	188,259
Canadian Natural Resources Ltd.	5,712	202,202
Canadian Oil Sands Trust	2,436	36,741
Canadian Pacific Railway Ltd.	1,652	49,593
Canadian Tire Corp. Ltd. Class A	812	26,786
Canadian Utilities Ltd. Class A	868	27,835
CGI Group Inc.[a]	4,872	39,020
Crescent Point Energy Trust	1,008	19,658
Eldorado Gold Corp.[a]	3,808	29,485

Security	Shares	Value
Enbridge Inc.	4,144	$134,496
EnCana Corp.	7,980	351,227
Enerplus Resources Fund	1,428	29,301
Ensign Resource Service Group	1,596	13,362
Fairfax Financial Holdings Ltd.	196	63,060
Finning International Inc.	2,296	23,315
First Quantum Minerals Ltd.	756	13,299
Fortis Inc.	2,072	40,710
Gildan Activewear Inc.[a]	1,428	15,134
Goldcorp Inc.	8,288	242,788
Great-West Lifeco Inc.	2,436	36,348
Harvest Energy Trust	2,604	22,389
Husky Energy Inc.	2,632	64,619
IGM Financial Inc.	1,400	36,698
Imperial Oil Ltd.	3,360	105,555
Inmet Mining Corp.	644	10,783
Ivanhoe Mines Ltd.[a]	5,068	13,816
Kinross Gold Corp.	7,728	135,443
Loblaw Companies Ltd.	1,792	50,182
Magna International Inc. Class A	1,064	29,461
Manulife Financial Corp.	16,324	268,062
MDS Inc.[a]	1,512	11,707
Methanex Corp.	1,904	14,558
National Bank of Canada	1,876	51,778
Nexen Inc.	4,928	70,988
Niko Resources Ltd.	644	26,199
NOVA Chemicals Corp.	1,652	3,025
Onex Corp.	1,624	22,254
Penn West Energy Trust	4,480	50,370
Petro-Canada	5,124	109,890
Potash Corp. of Saskatchewan Inc.	3,388	252,081
Power Corp. of Canada	3,388	57,794
Power Financial Corp.	2,268	41,396
Precision Drilling Trust	1,540	7,738
Research In Motion Ltd.[a]	5,320	290,833
Rogers Communications Inc. Class B	5,236	146,035
Royal Bank of Canada	13,692	335,826
Saputo Inc.	1,876	29,989
Shaw Communications Inc. Class B	3,864	61,987
Sherritt International Corp.	10,110	21,772
Shoppers Drug Mart Corp.	1,988	72,747
Silver Wheaton Corp.[a]	2,128	13,765

80	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2009

Security	Shares	Value
Sino-Forest Corp.[a]	2,744	$20,361
SNC-Lavalin Group Inc.	1,484	41,413
Sun Life Financial Inc.	5,852	117,809
Suncor Energy Inc.	9,688	183,704
Talisman Energy Inc.	10,948	102,517
Teck Cominco Ltd. Class B	4,592	17,555
TELUS Corp.	86	2,411
TELUS Corp. NVS	1,652	43,623
Thomson Reuters Corp.	2,604	63,008
Tim Hortons Inc.	2,828	69,484
TMX Group Inc.	1,036	26,797
Toronto-Dominion Bank (The)	8,456	271,443
TransAlta Corp.	2,044	36,862
TransCanada Corp.	6,384	169,814
Trican Well Service Ltd.	1,512	8,280
Yamana Gold Inc.	6,888	55,222
Yellow Pages Income Fund	4,256	21,969

		6,634,524

DENMARK – 0.47%
Carlsberg A/S Class B	896	29,882
Coloplast A/S Class B	588	36,187
Danisco A/S	756	27,942
Danske Bank A/S	5,040	51,118
DSV A/S	2,380	23,628
FLS Industries A/S Class B	588	16,249
Jyske Bank A/S Registered[a]	700	16,005
Novo Nordisk A/S Class B	5,208	279,779
Novozymes A/S Class B	532	42,664
Topdanmark A/Sa	392	46,834
Vestas Wind Systems A/Sa	2,016	98,598
William Demant Holding A/Sa	283	9,414

		678,300

FINLAND – 0.70%
Elisa OYJ Class A	1,904	30,231
Fortum OYJ	5,012	98,142
Kesko OYJ Class B	952	23,485
Kone OYJ Class B	1,736	36,552
Metso OYJ	1,484	14,491
Neste Oil OYJ	1,652	24,007
Nokia OYJ	42,168	518,227
Nokian Renkaat OYJ	1,400	13,743
Outokumpu OYJ	1,708	19,546

Security	Shares	Value
Rautaruukki OYJ	1,204	$19,209
Sampo OYJ Class A	4,900	78,931
Stora Enso OYJ Class R	6,860	42,021
UPM-Kymmene OYJ	6,132	58,150
Wartsila OYJ Class B	1,204	32,401

		1,009,136

FRANCE – 5.42%
Accor SA	2,296	91,197
Aeroports de Paris	532	28,678
Air France-KLM	1,568	15,091
Alcatel-Lucent[a]	24,864	49,515
ALSTOM	1,792	87,093
ArcelorMittal	10,080	228,705
Atos Origin SA	1,008	24,033
AXA	16,856	263,856
BNP Paribas	9,100	349,966
Bouygues SA	2,324	79,697
Cap Gemini SA	1,512	52,413
Carrefour SA	7,924	272,042
Casino Guichard-Perrachon SA	532	35,080
Christian Dior SA	448	22,425
CNP Assurances SA	476	31,802
Compagnie de Saint-Gobain	3,052	103,939
Compagnie Generale de Geophysique-Veritas[a]	1,400	17,096
Compagnie Generale des Etablissements Michelin Class B	1,596	62,831
Credit Agricole SA	14,953	182,808
Dassault Systemes SA	952	36,124
Eiffage SA	140	6,932
Electricite de France	1,792	87,851
Essilor International SA	2,044	78,267
European Aeronautic Defence and Space Co.	2,437	42,801
France Telecom SA	19,432	437,281
GDF Suez	12,797	493,129
Gecina SA	168	11,682
Groupe Danone	4,620	238,301
Hermes International[b]	756	76,439
Icade	364	29,387
Klepierre	1,233	29,532
Lafarge SA	1,624	75,307

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2009

Security	Shares	Value
Lagardere SCA	1,456	$55,715
L’Air Liquide SA	2,914	212,985
L’Oreal SA	2,688	179,467
LVMH Moet Hennessy Louis Vuitton SA	2,632	144,377
Natixis	5,911	9,279
Neopost SA	532	42,995
Pernod Ricard SA	1,848	116,611
PPR SA	868	44,082
PSA Peugeot Citroen SA	1,680	28,645
Publicis Groupe SA	4,788	112,776
Renault SA	2,016	39,166
Safran SA	2,912	36,534
Sanofi-Aventis	10,948	618,506
Schneider Electric SA	2,492	158,908
SCOR SE	2,100	42,816
SES SA	1,568	28,875
Societe Generale	4,396	185,623
Societe Television Francaise 1	2,016	21,805
Sodexo	1,148	58,427
STMicroelectronics NV	7,448	38,770
Suez Environnement SAa	3,865	61,962
Technip SA	1,036	32,301
Thales SA	1,036	46,142
Total SA	22,848	1,147,033
Unibail-Rodamco	756	101,924
Valeo SA	1,176	13,172
Vallourec SA	532	52,417
Veolia Environnement	3,724	84,255
Vinci SA	4,312	148,313
Vivendi	12,656	327,779

		7,832,960

GERMANY – 4.04%
Adidas AG	1,988	69,117
Allianz SE Registered	4,900	415,065
BASF SE	10,416	303,269
Bayer AG	7,756	413,575
Bayerische Motoren Werke AG	2,240	53,421
Beiersdorf AG	868	42,714
Celesio AG	952	20,435
Commerzbank AG	7,532	34,314
Daimler AG Registered	10,080	284,185

Security	Shares	Value
Deutsche Bank AG Registered	5,460	$144,838
Deutsche Boerse AG	2,128	107,718
Deutsche Lufthansa AG Registered	2,100	25,566
Deutsche Post AG Registered	8,148	102,119
Deutsche Postbank AG	1,148	13,858
Deutsche Telekom AG Registered	31,164	378,200
E.ON AG	20,244	654,793
Fresenius Medical Care AG & Co. KGaA	2,016	90,448
GEA Group AG	2,408	27,865
Hamburger Hafen und Logistik AG	224	5,741
Hannover Rueckversicherung AG	560	17,238
Henkel AG & Co. KGaA	1,092	25,511
Hochtief AG	420	14,478
Hypo Real Estate Holding AG	1,988	3,261
Infineon Technologies AGa	7,952	7,133
K+S AG	1,568	74,649
Linde AG	1,288	86,242
MAN AG	1,204	52,645
Merck KGaA	700	59,448
METRO AG	2,800	101,905
Muenchener Rueckversicherungs- Gesellschaft AG Registered	2,212	293,956
Q-Cells SEa	532	13,090
RWE AG	4,732	369,119
Salzgitter AG	476	34,818
SAP AG	11,844	422,710
Siemens AG Registered[b]	9,212	519,192
SolarWorld AG	924	19,644
ThyssenKrupp AGb	3,948	80,646
TUI AG	3,388	28,590
Volkswagen AG	1,344	429,637

		5,841,153

GREECE – 0.08%
Hellenic Telecommunications Organization SA SP ADR	5,852	44,358
National Bank of Greece SA ADR	22,457	72,761

		117,119

HONG KONG – 1.22%
Bank of East Asia Ltd.	16,800	33,970
BOC Hong Kong (Holdings) Ltd.	42,000	43,491
Cheung Kong (Holdings) Ltd.[b]	28,000	263,223

82	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2009

Security	Shares	Value
CLP Holdings Ltd.	14,000	$95,233
Esprit Holdings Ltd.	14,000	75,464
Foxconn International Holdings Ltd.[a]	28,000	10,471
Genting International PLC[a]	28,000	8,062
Hang Lung Properties Ltd.[b]	28,000	64,271
Hang Seng Bank Ltd.	8,400	102,689
Hong Kong and China Gas Co. Ltd. (The)	28,200	46,329
Hong Kong Exchanges and Clearing Ltd.	14,000	122,765
Hongkong Electric Holdings Ltd.	14,000	82,505
Hutchison Whampoa Ltd.	28,000	144,430
Kerry Properties Ltd.	14,000	33,508
Kingboard Chemical Holdings Co. Ltd.	14,000	22,964
Link REIT (The)	28,000	53,078
MTR Corp. Ltd.	28,000	67,882
New World Development Co. Ltd.	28,000	27,008
Noble Group Ltd.	28,400	19,738
Pacific Basin Shipping Ltd.	56,000	29,464
Sun Hung Kai Properties Ltd.	28,000	252,752
Swire Pacific Ltd. Class A	14,000	92,074
Wharf Holdings Ltd. (The)	28,000	70,409

		1,761,780

IRELAND – 0.17%
Allied Irish Banks PLC	11,396	17,817
Anglo Irish Bank Corp. Ltd.[c]	6,552	–
Bank of Ireland	12,796	10,659
CRH PLC	6,524	152,161
Elan Corp. PLC[a]	5,012	35,968
Kerry Group PLC Class A	1,876	35,220

		251,825

ITALY – 1.80%
A2A SpA	2,380	4,148
Alleanza Assicurazioni SpA	4,200	28,607
Assicurazioni Generali SpA	15,764	329,286
Atlantia SpA	2,361	34,643
Autogrill SpA	3,164	18,641
Banca Carige SpA	13,188	30,590
Banca Monte dei Paschi di Siena SpA	26,936	38,799
Banca Popolare di Milano Scrl	8,512	43,660
Banco Popolare SpA	7,112	40,762
Enel SpA	46,172	260,050

Security	Shares	Value
Eni SpA	27,720	$591,106
Fiat SpA	7,952	39,081
Finmeccanica SpA	4,844	76,167
Fondiaria-Sai SpA	1,288	20,203
IFIL Investments SpA	5,628	13,985
Intesa Sanpaolo SpA	83,384	264,203
Lottomatica SpA	813	15,044
Luxottica Group SpA	1,736	24,583
Mediaset SpA	7,756	37,918
Mediobanca SpA	6,020	54,774
Parmalat SpA	18,368	29,753
Pirelli & C. SpA	46,732	13,445
Prysmian SpA	2,193	27,822
Saipem SpA	2,017	30,966
Snam Rete Gas SpA	8,568	44,771
Telecom Italia SpA	113,540	140,191
Tenaris SA	4,452	44,159
Terna SpA	20,384	62,105
UniCredito SpA	92,708	164,189
Unione di Banche Italiane ScpA	6,636	82,914

		2,606,565

NETHERLANDS – 1.33%
Aegon NV	15,792	83,783
Akzo Nobel NV	3,024	108,662
ASML Holding NV	4,424	73,758
Corio NV	644	27,664
Fugro NV CVA	728	19,806
Heineken NV	2,604	76,918
ING Groep NV CVA	23,072	188,695
Koninklijke Ahold NV	13,720	165,466
Koninklijke DSM NV	1,764	42,499
Koninklijke KPN NV	20,188	270,351
Koninklijke Philips Electronics NV	12,236	222,662
Reed Elsevier NV	7,196	80,044
SBM Offshore NV	1,624	19,719
TNT NV	4,424	77,415
Unilever NV	18,452	408,371
Wolters Kluwer NV	3,388	61,218

		1,927,031

NORWAY – 0.39%
Aker Solutions ASA	2,044	9,671
DnB NOR ASA	8,568	29,257

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2009

Security	Shares	Value
Frontline Ltd.[b]	672	$19,446
Norsk Hydro ASA	8,204	29,438
Orkla ASA	9,100	60,896
Renewable Energy Corp. ASA[a]	1,988	20,106
Seadrill Ltd.	2,660	22,246
StatoilHydro ASA	14,728	255,079
Telenor ASA	10,500	68,898
Yara International ASA	2,072	46,993

		562,030

PORTUGAL – 0.21%
Banco Comercial Portugues SA Registered[a]	25,313	25,951
Banco Espirito Santo SA Registered	5,740	38,250
BRISA - Auto-estradas de Portugal SA	4,929	32,656
CIMPOR - Cimentos de Portugal SGPS SA	1,907	8,896
Energias de Portugal SA	25,760	91,706
Portugal Telecom SGPS SA Registered	12,152	98,109
Zon Multimedia - Servicos de Telecomunicacoes e Multimedia SGPS SA	2,719	14,704

		310,272

SINGAPORE – 0.52%
CapitaLand Ltd.	28,000	44,480
CapitaMall Trust Management Ltd.	28,000	29,653
ComfortDelGro Corp. Ltd.[b]	56,000	54,117
Neptune Orient Lines Ltd.	56,000	41,885
Oversea-Chinese Banking Corp.	28,000	95,446
SembCorp Marine Ltd.	28,000	29,468
Singapore Press Holdings Ltd.	28,000	52,078
Singapore Technologies Engineering Ltd.[b]	28,000	42,256
Singapore Telecommunications Ltd.	84,000	147,895
United Overseas Bank Ltd.	28,000	220,175

		757,453

SPAIN – 2.29%
Abertis Infraestructuras SA	3,109	50,599
Acciona SA	308	34,931
Acerinox SA	2,212	29,027
Actividades de Construcciones y Servicios SA	2,772	111,898
Banco Bilbao Vizcaya Argentaria SA	42,140	395,838

Security	Shares	Value
Banco de Sabadell SA	10,444	$52,465
Banco de Valencia SA	2,716	27,148
Banco Popular Espanol SA	9,604	66,214
Banco Santander SA	74,439	602,887
Banco Santander SA SP ADR	3,105	24,343
Bankinter SA	2,772	24,085
Cintra Concesiones de Infraestructuras de Transporte SA	3,497	17,433
Criteria CaixaCorp SA	5,096	17,828
Enagas SA	1,988	34,648
Gamesa Corporacion Tecnologica SA	2,156	36,415
Gas Natural SDG SA	1,344	32,466
Gestevision Telecinco SA	1,008	8,706
Grifols SA	1,204	21,262
Grupo Ferrovial SA	728	19,424
Iberdrola Renovables SAa	5,376	21,908
Iberdrola SA	40,488	315,463
Indra Sistemas SA	2,072	41,821
Industria de Diseno Textil SA	2,464	94,350
Mapfre SA	12,798	36,245
Red Electrica Corporacion SA	1,232	50,838
Repsol YPF SA	9,352	168,264
Sacyr Vallehermoso SA	1,318	11,316
Telefonica SA	46,788	835,226
Union Fenosa SA	3,976	89,778
Zardoya Otis SA	1,823	32,683

		3,305,509

SWEDEN – 0.99%
Alfa Laval AB	4,144	29,350
Assa Abloy AB Class B	3,220	32,704
Atlas Copco AB Class A	6,748	45,962
Atlas Copco AB Class B	3,892	23,460
Electrolux AB Class B	3,136	22,872
Getinge AB Class B	2,325	31,322
Hennes & Mauritz AB Class B	5,012	195,764
Husqvarna AB Class B	2,408	10,160
Investor AB Class B	2,716	31,842
Lundin Petroleum ABa	5,180	25,853
Millicom International Cellular SA SDR	616	23,949
Modern Times Group MTG AB Class B	840	14,481
Nordea Bank AB	21,812	116,749
Sandvik AB	9,940	51,527

84	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2009

Security	Shares	Value
Scania AB Class B	3,808	$30,987
Securitas AB Class B	3,948	32,126
Skandinaviska Enskilda Banken AB Class A	4,816	20,785
Skanska AB Class B	4,900	42,383
SKF AB Class B	3,640	30,826
SSAB Svenskt Stal AB Class A	2,128	15,136
Svenska Cellulosa AB Class B	5,572	43,998
Svenska Handelsbanken AB Class A	5,040	55,594
Swedbank AB Class A	1,820	6,472
Swedish Match AB	2,436	33,258
Tele2 AB Class B	2,968	24,241
Telefonaktiebolaget LM Ericsson AB Class B	35,113	282,761
TeliaSonera AB	23,548	104,467
Volvo AB Class B	11,676	47,294

		1,426,323

SWITZERLAND – 4.40%
ABB Ltd. Registered[a]	23,184	302,409
Actelion Ltd. Registered[a]	1,204	65,558
Adecco SA Registered	1,428	48,055
Aryzta AGa	448	11,193
Baloise Holding Registered	504	31,372
Compagnie Financiere Richemont SA Class A Bearer Units	5,320	77,918
Credit Suisse Group AG Registered	11,368	292,256
Geberit AG Registered	448	43,461
Givaudan SA Registered	84	56,991
Holcim Ltd. Registered	2,296	92,853
Julius Baer Holding AG Registered	1,904	56,725
Kuehne & Nagel International AG Registered	756	41,685
Lindt & Spruengli AG Participation Certificates	28	45,714
Logitech International SA Registered[a]	1,876	18,215
Lonza Group AG Registered	532	48,630
Nestle SA Registered	41,440	1,434,530
Nobel Biocare Holding AG Registered	1,260	19,442
Novartis AG Registered	24,808	1,027,629
OC Oerlikon Corp. AG Registered[a,b]	140	4,813
Pargesa Holding SA Bearer	504	32,458
Roche Holding AG Genusschein	7,504	1,056,392

Security	Shares	Value
Schindler Holding AG Participation Certificates	868	$39,149
SGS SA Registered	56	59,344
Sonova Holding AG Registered	504	24,316
Sulzer AG Registered	560	27,983
Swatch Group AG (The) Bearer	336	37,604
Swatch Group AG (The) Registered	980	21,868
Swiss Life Holding AG Registered[a]	364	19,820
Swiss Reinsurance Co. Registered	3,500	93,297
Swisscom AG Registered	168	52,939
Syngenta AG Registered	1,120	217,593
Synthes Inc.	644	77,844
Transocean Ltd.[a]	3,276	178,935
UBS AG Registered[a]	33,098	417,468
Zurich Financial Services AG Registered	1,540	278,625

		6,355,084

UNITED KINGDOM – 10.68%
Admiral Group PLC	952	12,339
AMEC PLC	3,668	29,905
Anglo American PLC	13,944	254,505
Antofagasta PLC	3,500	21,193
Associated British Foods PLC	3,220	30,778
AstraZeneca PLC	15,792	608,115
Aviva PLC	27,468	123,554
BAE Systems PLC	37,632	218,237
Balfour Beatty PLC	5,572	29,843
Banco Santander SA	237	1,888
Barclays PLC[d]	88,397	135,216
Berkeley Group Holdings PLC (The) Units[a]	196	2,237
BG Group PLC	35,196	482,303
BHP Billiton PLC	24,444	416,195
BP PLC	201,376	1,435,651
British Airways PLC	8,260	14,302
British American Tobacco PLC	21,384	585,757
British Land Co. PLC	5,852	38,177
British Sky Broadcasting Group PLC	12,516	89,680
BT Group PLC	84,308	127,503
Bunzl PLC	4,088	33,417
Burberry Group PLC	4,732	17,260
Cable & Wireless PLC	16,436	37,179

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2009

Security	Shares	Value
Cadbury PLC	14,001	$112,735
Cairn Energy PLC[a]	1,344	35,265
Capita Group PLC	5,824	58,607
Carnival PLC	1,960	35,859
Carphone Warehouse Group PLC (The)	7,756	11,350
Centrica PLC	52,810	196,431
Cobham PLC	13,748	42,416
Compass Group PLC	21,504	106,415
Daily Mail & General Trust PLC Class A NVS	5,208	19,785
Diageo PLC	26,880	365,827
Drax Group PLC	3,892	31,226
Eurasian Natural Resources Corp.	3,445	15,769
Experian PLC	10,360	64,561
FirstGroup PLC	4,396	17,286
Friends Provident PLC	18,872	22,446
G4S PLC	12,572	34,764
GKN PLC	8,736	10,611
GlaxoSmithKline PLC	57,232	1,006,226
Hammerson PLC	3,360	19,655
Hays PLC	24,108	26,154
Home Retail Group PLC	9,352	27,741
HSBC Holdings PLC	126,476	990,564
ICAP PLC	5,796	19,720
Imperial Tobacco Group PLC	9,325	254,492
InterContinental Hotels Group PLC	3,416	25,855
International Power PLC	15,904	62,309
Invensys PLC[a]	11,284	25,216
Investec PLC	5,320	19,136
ITV PLC	43,932	17,418
J Sainsbury PLC	14,308	68,691
Johnson Matthey PLC	2,156	30,275
Kazakhmys PLC	2,044	6,594
Kingfisher PLC	25,788	51,715
Ladbrokes PLC	8,680	22,619
Land Securities Group PLC	5,236	52,049
Legal & General Group PLC	65,968	58,585
Liberty International PLC	2,940	15,799
Lloyds TSB Group PLC	104,608	136,788
Logica PLC	22,344	21,180
London Stock Exchange Group PLC	1,764	12,239
Lonmin PLC	1,736	21,687

Security	Shares	Value
Man Group PLC	17,780	$52,869
Marks & Spencer Group PLC	18,312	60,985
Meggitt PLC	8,876	17,691
National Express Group PLC	2,492	11,721
National Grid PLC	27,468	256,612
Next PLC	2,240	38,010
Old Mutual PLC	55,300	41,776
Pearson PLC	8,876	85,161
Prudential PLC	25,956	124,798
Reckitt Benckiser PLC	6,328	244,042
Reed Elsevier PLC	11,732	87,784
Rexam PLC	9,688	43,578
Rio Tinto PLC	10,556	229,192
Rolls-Royce Group PLC[a]	19,628	93,948
Royal Bank of Scotland Group PLC	176,458	55,968
Royal Dutch Shell PLC Class A	38,416	958,149
Royal Dutch Shell PLC Class B	29,204	698,074
RSA Insurance Group PLC	16,772	31,845
SABMiller PLC	9,464	154,453
Sage Group PLC	12,768	33,336
Schroders PLC	1,988	21,811
Scottish & Southern Energy PLC	9,016	155,331
SEGRO PLC	5,936	13,671
Serco Group PLC	5,880	37,236
Severn Trent PLC	2,296	36,114
Shire PLC	4,424	64,482
Smith & Nephew PLC	9,688	69,626
Smiths Group PLC	3,276	40,453
Stagecoach Group PLC	10,976	19,266
Standard Chartered PLC	24,099	304,353
Standard Life PLC	21,308	67,507
Tate & Lyle PLC	6,160	29,529
Tesco PLC	83,692	432,200
Thomas Cook Group PLC	11,116	30,577
Thomson Reuters PLC	2,185	44,007
3i Group PLC	4,536	14,812
Tomkins PLC	13,664	23,196
TUI Travel PLC	10,444	33,728
Tullow Oil PLC	7,588	75,702
Unilever PLC	13,860	305,724
United Business Media Ltd.	4,452	31,049
United Utilities Group PLC	6,611	51,563

86	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2009

Security	Shares	Value
Vedanta Resources PLC	1,204	$9,599
Vodafone Group PLC	566,300	1,058,916
Whitbread PLC	2,072	24,510
Wm Morrison Supermarkets PLC	15,344	59,894
Wolseley PLC	7,812	19,450
WPP PLC	11,928	67,153
Xstrata PLC	6,720	55,174

		15,435,919

UNITED STATES – 56.55%
Abbott Laboratories	16,408	909,660
Abercrombie & Fitch Co. Class A	952	16,993
Accenture Ltd.	6,076	191,759
ACE Ltd.	3,388	147,920
Activision Blizzard Inc.[a]	5,992	52,490
Adobe Systems Inc.[a]	6,244	120,572
Advance Auto Parts Inc.	2,240	73,315
Advanced Micro Devices Inc.[a,b]	6,188	13,552
AES Corp. (The)[a]	7,168	56,699
Aetna Inc.	5,432	168,392
Affiliated Computer Services Inc. Class Aa	1,260	57,784
Aflac Inc.	5,012	116,328
Agilent Technologies Inc.[a]	4,228	76,442
Air Products and Chemicals Inc.	2,324	116,897
Akamai Technologies Inc.[a]	1,680	22,646
Alcoa Inc.	9,324	72,634
Allegheny Energy Inc.	1,316	43,744
Allegheny Technologies Inc.	1,008	22,267
Allergan Inc.	2,884	109,938
Alliance Data Systems Corp.[a,b]	784	32,607
Alliant Energy Corp.	1,316	37,940
Allstate Corp. (The)	5,880	127,420
Altera Corp.	3,668	56,414
Altria Group Inc.	22,316	369,107
Amazon.com Inc.[a]	3,304	194,341
AMB Property Corp.	1,064	17,152
Ameren Corp.	2,464	81,928
American Capital Ltd.[b]	2,156	6,166
American Eagle Outfitters Inc.	2,520	22,705
American Electric Power Co. Inc.	4,200	131,670
American Express Co.	11,536	192,997
American Tower Corp. Class Aa	4,312	130,826

Security	Shares	Value
Ameriprise Financial Inc.	2,576	$51,906
AmerisourceBergen Corp.	1,904	69,153
Amgen Inc.[a]	11,564	634,285
Amphenol Corp. Class A	1,680	43,932
Amylin Pharmaceuticals Inc.[a,b]	1,456	16,831
Anadarko Petroleum Corp.	4,872	178,997
Analog Devices Inc.	3,276	65,455
Annaly Capital Management Inc.	5,656	85,632
Aon Corp.	2,800	103,740
Apache Corp.	3,500	262,500
Apollo Group Inc. Class Aa	1,568	127,729
Apple Inc.[a]	9,408	847,943
Applied Materials Inc.	14,616	136,952
Arch Coal Inc.	1,512	22,967
Archer-Daniels-Midland Co.	6,188	169,427
Arrow Electronics Inc.[a]	1,456	27,766
Associated Banc-Corp.	2,436	38,123
AT&T Inc.	62,860	1,547,613
Autodesk Inc.[a]	2,436	40,340
Automatic Data Processing Inc.	5,404	196,327
AutoZone Inc.[a]	476	63,256
AvalonBay Communities Inc.	895	46,370
Avery Dennison Corp.	1,064	25,781
Avnet Inc.[a]	1,596	31,633
Avon Products Inc.	4,592	93,906
Baker Hughes Inc.	3,360	111,955
Bank of America Corp.	66,754	439,241
Bank of New York Mellon Corp. (The)	12,236	314,955
Baxter International Inc.	6,888	403,981
BB&T Corp.	5,908	116,919
Beckman Coulter Inc.	812	40,373
Becton, Dickinson and Co.	2,520	183,128
Bed Bath & Beyond Inc.[a]	2,744	63,743
Berkshire Hathaway Inc. Class Ba	115	343,735
Best Buy Co. Inc.	4,144	116,115
Biogen Idec Inc.[a]	3,080	149,842
BJ Services Co.	2,940	32,340
Black & Decker Corp. (The)	700	20,237
BMC Software Inc.[a]	2,072	52,484
Boeing Co. (The)	7,952	336,449
Boston Properties Inc.	1,316	56,983
Boston Scientific Corp.[a]	14,336	127,160

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2009

Security	Shares	Value
Bristol-Myers Squibb Co.	21,056	$450,809
Broadcom Corp. Class Aa	5,012	79,440
Brown-Forman Corp. Class B	1,148	52,131
Bunge Ltd.	1,400	60,116
Burlington Northern Santa Fe Corp.	3,780	250,425
C.H. Robinson Worldwide Inc.	1,372	63,085
C.R. Bard Inc.	1,120	95,838
CA Inc.	4,200	75,558
Cablevision Systems Corp.	2,548	40,844
Cabot Oil & Gas Corp.	868	23,861
Camden Property Trust	1,092	28,785
Cameron International Corp.[a]	2,184	50,581
Campbell Soup Co.	2,268	68,879
Capital One Financial Corp.	4,592	72,737
Cardinal Health Inc.	3,892	146,534
CarMax Inc.[a,b]	2,548	21,072
Carnival Corp.	4,844	88,112
Caterpillar Inc.	6,804	209,903
CBS Corp. Class B	7,140	40,841
Celanese Corp. Class A	1,484	15,805
Celgene Corp.[a]	4,676	247,594
CenterPoint Energy Inc.	3,332	44,582
Cephalon Inc.[a,b]	728	56,187
CF Industries Holdings Inc.	420	19,740
Charles River Laboratories International Inc.[a]	896	21,871
Charles Schwab Corp. (The)	10,612	144,217
Chesapeake Energy Corp.	5,516	87,208
Chevron Corp.	22,568	1,591,495
Chubb Corp.	4,032	171,683
CIGNA Corp.	2,968	51,524
Cimarex Energy Co.	1,400	34,776
Cincinnati Financial Corp.	1,400	30,702
Cintas Corp.	1,680	38,220
Cisco Systems Inc.[a]	63,952	957,361
Citigroup Inc.	55,888	198,402
Citrix Systems Inc.[a]	1,932	40,649
Cliffs Natural Resources Inc.	952	22,058
Clorox Co. (The)	1,568	78,635
CME Group Inc.	701	121,911
Coach Inc.[a]	4,004	58,458
Coca-Cola Co. (The)	21,952	937,789

Security	Shares	Value
Coca-Cola Enterprises Inc.	2,968	$33,331
Cognizant Technology Solutions Corp.[a]	3,080	57,688
Colgate-Palmolive Co.	5,012	325,980
Comcast Corp. Class A	21,336	312,572
Comcast Corp. Class A Special	10,584	146,906
Comerica Inc.	2,380	39,651
Computer Sciences Corp.[a]	1,736	63,954
ConAgra Foods Inc.	5,096	87,142
ConocoPhillips	15,092	717,323
CONSOL Energy Inc.	1,932	52,666
Consolidated Edison Inc.	2,744	111,818
Constellation Brands Inc. Class Aa	3,248	47,161
Constellation Energy Group Inc.	1,876	49,339
Cooper Industries Ltd.	2,156	58,018
Corning Inc.	16,772	169,565
Costco Wholesale Corp.	4,676	210,560
Covance Inc.[a]	896	34,586
Coventry Health Care Inc.[a]	1,624	24,571
Covidien Ltd.	5,264	201,822
Crown Castle International Corp.[a]	2,828	55,203
CSX Corp.	4,704	136,228
Cummins Inc.	2,128	51,029
CVS Caremark Corp.	15,764	423,736
D.R. Horton Inc.	3,976	23,697
Danaher Corp.	2,464	137,812
Darden Restaurants Inc.	1,512	39,645
DaVita Inc.[a]	1,092	51,324
Dean Foods Co.[a]	2,156	41,697
Deere & Co.	4,760	165,362
Dell Inc.[a]	21,896	208,012
Denbury Resources Inc.[a]	2,800	34,272
DENTSPLY International Inc.	2,128	57,264
Developers Diversified Realty Corp.	1,400	6,720
Devon Energy Corp.	4,480	275,968
Diamond Offshore Drilling Inc.	700	43,932
DIRECTV Group Inc. (The)[a]	7,868	172,309
Discover Financial Services LLC	4,732	33,834
Discovery Communications Inc. Class Aa	1,738	25,201
Discovery Communications Inc. Class Ca	1,738	24,992
Dish Network Corp. Class Aa	147	1,887

88	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2009

Security	Shares	Value
Dollar Tree Inc.[a]	504	$21,526
Dominion Resources Inc.	6,132	215,724
Dover Corp.	2,072	58,596
Dow Chemical Co. (The)	10,276	119,099
Dr. Pepper Snapple Group Inc.[a]	2,997	49,301
DST Systems Inc.[a]	644	20,460
DTE Energy Co.	2,352	81,144
Duke Energy Corp.	13,524	204,889
Duke Realty Corp.	2,044	18,825
Dun & Bradstreet Corp. (The)	616	46,816
Dynegy Inc. Class Aa	6,832	14,416
E.I. du Pont de Nemours and Co.	9,940	228,222
Eastman Chemical Co.	924	23,978
Eastman Kodak Co.	2,996	13,572
Eaton Corp.	1,512	66,558
eBay Inc.[a]	11,536	138,663
Ecolab Inc.	1,848	62,758
Edison International	3,248	105,787
El Paso Corp.	7,476	61,154
Electronic Arts Inc.[a]	3,304	51,014
Eli Lilly and Co.	10,892	401,043
Embarq Corp.	1,540	55,009
EMC Corp.[a]	22,288	246,060
Emerson Electric Co.	8,932	292,076
Energizer Holdings Inc.[a]	560	26,673
ENSCO International Inc.	1,484	40,602
Entergy Corp.	2,044	156,080
EOG Resources Inc.	2,576	174,576
Equifax Inc.	1,484	36,684
Equitable Resources Inc.	1,512	51,756
Equity Residential	3,024	72,364
Estee Lauder Companies Inc. (The) Class A	1,316	34,545
Everest Re Group Ltd.	868	54,684
Exelon Corp.	7,140	387,131
Expedia Inc.[a]	2,800	25,004
Expeditors International Washington Inc.	2,632	73,196
Express Scripts Inc.[a]	2,352	126,444
Exxon Mobil Corp.	56,308	4,306,436
Family Dollar Stores Inc.	2,156	59,872
Fastenal Co.[b]	1,484	50,723

Security	Shares	Value
Federal Realty Investment Trust	644	$32,606
FedEx Corp.	3,080	156,895
Fidelity National Financial Inc.	2,968	43,392
Fidelity National Information Services Inc.	1,848	29,402
Fifth Third Bancorp	6,356	15,191
First American Corp.	1,568	34,245
First Solar Inc.[a]	420	59,976
FirstEnergy Corp.	3,220	160,968
Fiserv Inc.[a]	1,456	46,228
Flextronics International Ltd.[a]	8,876	23,166
FLIR Systems Inc.[a]	980	24,471
Flowserve Corp.	280	14,927
Fluor Corp.	1,792	69,709
FMC Technologies Inc.[a]	1,288	38,112
Ford Motor Co.[a,b]	18,368	34,348
Forest City Enterprises Inc. Class A	1,148	7,760
Forest Laboratories Inc.[a]	2,716	68,009
Fortune Brands Inc.	1,512	48,384
Foster Wheeler Ltd.[a]	1,484	29,635
FPL Group Inc.	4,032	207,850
Franklin Resources Inc.	1,876	90,836
Freeport-McMoRan Copper & Gold Inc.	4,088	102,772
FTI Consulting Inc.[a]	280	11,483
GameStop Corp. Class Aa	2,268	56,201
Gannett Co. Inc.	2,660	15,348
Gap Inc. (The)	6,132	69,169
Garmin Ltd.[b]	1,288	22,579
Genentech Inc.[a]	5,068	411,724
General Dynamics Corp.	3,668	208,086
General Electric Co.	112,669	1,366,675
General Mills Inc.	3,360	198,744
General Motors Corp.[b]	4,928	14,833
Genuine Parts Co.	2,044	65,449
Genworth Financial Inc. Class A	4,508	10,459
Genzyme Corp.[a]	2,800	192,976
Gilead Sciences Inc.[a]	9,856	500,389
Goldman Sachs Group Inc. (The)	4,320	348,754
Goodrich Corp.	756	29,227
Goodyear Tire & Rubber Co. (The)[a]	2,100	12,957
Google Inc. Class Aa	2,548	862,574
H&R Block Inc.	3,248	67,331

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2009

Security	Shares	Value
H.J. Heinz Co.	3,192	$116,508
Halliburton Co.	9,380	161,805
Hansen Natural Corp.[a,b]	840	28,140
Harley-Davidson Inc.	2,660	32,399
Harris Corp.	1,232	53,333
Harsco Corp.	896	21,253
Hartford Financial Services Group Inc. (The)	3,332	43,849
Hasbro Inc.	2,100	50,673
HCP Inc.	2,296	53,589
Health Net Inc.[a]	1,148	16,795
Helmerich & Payne Inc.	1,176	26,413
Hershey Co. (The)	1,484	55,324
Hess Corp.	3,024	168,165
Hewlett-Packard Co.	27,468	954,513
Hologic Inc.[a]	2,548	30,041
Home Depot Inc.	18,032	388,229
Honeywell International Inc.	7,588	248,962
Hospira Inc.[a]	1,652	41,135
Hudson City Bancorp Inc.	7,112	82,499
Humana Inc.[a]	1,456	55,226
Huntington Bancshares Inc.	6,300	18,144
Huntsman Corp.	2,296	6,107
Illinois Tool Works Inc.	4,928	160,949
Illumina Inc.[a]	1,204	32,941
IMS Health Inc.	2,464	35,777
Ingersoll-Rand Co. Ltd. Class A	3,445	55,843
Intel Corp.	61,908	798,613
IntercontinentalExchange Inc.[a]	616	35,069
International Business Machines Corp.	14,756	1,352,387
International Flavors & Fragrances Inc.	1,148	32,856
International Game Technology Inc.	3,556	37,694
International Paper Co.	4,284	39,070
Interpublic Group of Companies Inc. (The)[a]	6,244	20,793
Intuit Inc.[a]	3,304	74,836
Intuitive Surgical Inc.[a]	392	40,466
Invesco Ltd.	4,650	54,824
Iron Mountain Inc.[a]	1,764	36,091
ITT Industries Inc.	1,680	76,070
J.C. Penney Co. Inc.	2,296	38,458
J.M. Smucker Co. (The)	896	40,454

Security	Shares	Value
Jacobs Engineering Group Inc.[a]	1,232	$47,641
Janus Capital Group Inc.	1,960	10,290
Johnson & Johnson	30,464	1,757,468
Johnson Controls Inc.	6,412	80,214
Joy Global Inc.	2,044	42,577
JPMorgan Chase & Co.	38,724	987,849
Juniper Networks Inc.[a]	5,208	73,745
KBR Inc.	1,456	20,617
Kellogg Co.	2,660	116,215
KeyCorp	5,796	42,195
Kimberly-Clark Corp.	4,340	223,380
Kimco Realty Corp.	2,520	36,238
KLA-Tencor Corp.	2,016	40,401
Kohl’s Corp.[a]	3,304	121,290
Kraft Foods Inc. Class A	16,772	470,455
Kroger Co. (The)	7,196	161,910
L-3 Communications Holdings Inc.	1,344	106,203
Laboratory Corp. of America Holdings[a]	1,204	71,277
Lam Research Corp.[a]	1,344	27,162
Lamar Advertising Co. Class Aa,b	1,092	9,839
Las Vegas Sands Corp.[a]	3,164	16,295
Legg Mason Inc.	1,484	23,833
Leggett & Platt Inc.	2,772	34,622
Leucadia National Corp.[a]	1,792	28,529
Level 3 Communications Inc.[a,b]	16,352	16,352
Lexmark International Inc. Class Aa	1,596	37,793
Liberty Global Inc. Series Aa	1,988	28,965
Liberty Global Inc. Series Ca	2,800	40,096
Liberty Media Corp. – Liberty Entertainment Group Series Aa	4,396	80,667
Liberty Media Corp. – Liberty Interactive Group Series Aa	6,608	20,749
Life Technologies Corp.[a]	1,746	44,453
Limited Brands Inc.	3,864	30,603
Lincoln National Corp.	2,716	41,093
Linear Technology Corp.	2,268	53,117
Lockheed Martin Corp.	3,752	307,814
Loews Corp.	2,240	54,656
Lorillard Inc.	1,708	101,558
Lowe’s Companies Inc.	15,904	290,566
LSI Corp.[a]	9,912	31,520
M&T Bank Corp.[b]	1,036	40,311

90	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2009

Security	Shares	Value
Macerich Co. (The)[b]	784	$11,556
Macy’s Inc.	4,704	42,101
Manpower Inc.	896	25,500
Marathon Oil Corp.	7,588	206,621
Marriott International Inc. Class A	3,668	59,825
Marsh & McLennan Companies Inc.	5,740	110,954
Marshall & Ilsley Corp.	3,500	19,985
Martin Marietta Materials Inc.[b]	420	33,818
Marvell Technology Group Ltd.[a]	5,348	38,987
Masco Corp.	4,200	32,844
MasterCard Inc. Class A	868	117,857
Mattel Inc.	4,172	59,201
McAfee Inc.[a]	1,680	51,223
McCormick & Co. Inc. NVS	1,540	49,342
McDermott International Inc.[a]	2,408	24,971
McDonald’s Corp.	12,796	742,424
McGraw-Hill Companies Inc. (The)	3,696	81,275
McKesson Corp.	3,164	139,849
MeadWestvaco Corp.	1,848	21,511
Medco Health Solutions Inc.[a]	5,768	259,156
Medtronic Inc.	12,096	405,095
MEMC Electronic Materials Inc.[a]	2,800	38,080
Merck & Co. Inc.	23,044	657,906
MetLife Inc.	7,672	220,417
MetroPCS Communications Inc.[a]	1,204	16,362
MGM MIRAGE[a,b]	1,484	11,872
Microchip Technology Inc.	2,324	44,086
Micron Technology Inc.[a]	8,092	30,102
Microsoft Corp.	89,320	1,527,372
Millipore Corp.[a]	728	40,156
Mirant Corp.[a]	2,884	49,518
Mohawk Industries Inc.[a]	728	23,376
Molson Coors Brewing Co. Class B	1,316	52,995
Monsanto Co.	5,824	442,973
Moody’s Corp.	2,520	53,978
Morgan Stanley	10,950	221,519
Mosaic Co. (The)	1,988	70,912
Motorola Inc.	24,248	107,419
Murphy Oil Corp.	1,708	75,459
Nabors Industries Ltd.[a]	2,828	30,967
NASDAQ OMX Group Inc. (The)[a]	1,456	31,770
National Oilwell Varco Inc.[a]	4,341	114,776

Security	Shares	Value
National Semiconductor Corp.	2,912	$29,528
NetApp Inc.[a]	3,892	57,718
New York Community Bancorp Inc.	4,396	58,247
Newell Rubbermaid Inc.	2,716	21,945
Newfield Exploration Co.[a]	1,344	25,791
Newmont Mining Corp.	4,872	193,808
News Corp. Class A	19,796	126,496
News Corp. Class B	5,208	37,706
NII Holdings Inc. Class Ba	1,848	35,851
Nike Inc. Class B	3,920	177,380
NiSource Inc.	4,844	46,890
Noble Corp.	2,744	74,500
Noble Energy Inc.	1,764	86,313
Nordstrom Inc.	1,484	18,832
Norfolk Southern Corp.	4,228	162,186
Northern Trust Corp.	2,156	124,013
Northrop Grumman Corp.	3,500	168,420
NRG Energy Inc.[a]	1,960	45,786
Nucor Corp.	3,276	133,628
NVIDIA Corp.[a]	5,572	44,297
NYSE Euronext Inc.	1,568	34,496
Occidental Petroleum Corp.	8,764	478,076
Old Republic International Corp.	3,500	36,120
Omnicom Group Inc.	3,248	84,091
Oracle Corp.[a]	43,288	728,537
Owens-Illinois Inc.[a]	1,680	31,920
PACCAR Inc.	3,724	98,276
Pall Corp.	1,428	37,228
Parker Hannifin Corp.	1,820	69,542
PartnerRe Ltd.	672	44,036
Patterson Companies Inc.[a]	1,708	31,410
Patterson-UTI Energy Inc.	2,828	27,036
Paychex Inc.	3,584	87,055
Peabody Energy Corp.	2,800	70,000
Pentair Inc.	1,624	37,141
People’s United Financial Inc.	5,432	88,868
Pepco Holdings Inc.	3,108	55,353
Pepsi Bottling Group Inc.	2,912	56,172
PepsiCo Inc.	16,968	852,303
Perrigo Co.	672	19,723
Petrohawk Energy Corp.[a]	2,632	51,877
PetSmart Inc.	1,960	36,789

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2009

Security	Shares	Value
Pfizer Inc.	72,716	$1,060,199
PG&E Corp.	3,780	146,173
Pharmaceutical Product Development Inc.	1,064	25,419
Philip Morris International Inc.	22,316	829,039
Pinnacle West Capital Corp.	1,288	43,109
Pioneer Natural Resources Co.	1,232	18,036
Pitney Bowes Inc.	1,456	32,411
Plains Exploration & Production Co.[a]	896	18,924
Plum Creek Timber Co. Inc.	2,100	64,617
PNC Financial Services Group Inc. (The)	4,032	131,121
Polo Ralph Lauren Corp.[b]	840	34,465
PPG Industries Inc.	1,764	66,291
PPL Corp.	3,976	121,904
Praxair Inc.	3,416	212,680
Precision Castparts Corp.	980	63,651
Priceline.com Inc.[a]	280	18,785
Pride International Inc.[a]	1,736	27,984
Principal Financial Group Inc.	2,548	42,271
Procter & Gamble Co. (The)	32,116	1,750,322
Progress Energy Inc.	3,248	125,763
Progressive Corp. (The)[a]	7,056	85,730
Prudential Financial Inc.	4,816	124,012
Public Service Enterprise Group Inc.	5,376	169,720
Public Storage	1,400	86,618
Pulte Homes Inc.	3,948	40,072
QUALCOMM Inc.	17,724	612,364
Quanta Services Inc.[a]	1,288	27,537
Quest Diagnostics Inc.	1,736	85,672
Questar Corp.	1,792	60,892
Qwest Communications International Inc.	16,520	53,194
R.R. Donnelley & Sons Co.	2,100	20,496
Ralcorp Holdings Inc.[a]	420	24,872
Range Resources Corp.	2,464	88,310
Raytheon Co.	4,676	236,699
Regency Centers Corp.	812	28,664
Regions Financial Corp.	8,764	30,323
Reliant Energy Inc.[a]	3,696	18,813
RenaissanceRe Holdings Ltd.	952	42,545
Republic Services Inc.	1,708	44,169

Security	Shares	Value
Reynolds American Inc.	1,680	$64,142
Robert Half International Inc.	2,128	36,070
Rockwell Automation Inc.	1,652	43,018
Rockwell Collins Inc.	1,736	65,412
Rohm and Haas Co.	1,540	84,993
Ross Stores Inc.	2,044	60,134
Rowan Companies Inc.	1,512	19,142
Royal Caribbean Cruises Ltd.	1,568	10,176
Safeway Inc.	4,732	101,407
SAIC Inc.[a]	1,288	25,425
Salesforce.com Inc.[a]	1,008	26,823
SanDisk Corp.[a]	2,436	27,843
Sara Lee Corp.	7,168	71,895
Schering-Plough Corp.	16,744	294,025
Schlumberger Ltd.	12,880	525,633
Seagate Technology	5,740	21,755
Sealed Air Corp.	2,380	32,249
Sears Holdings Corp.[a,b]	868	35,519
SEI Investments Co.	1,764	22,350
Sempra Energy	2,548	111,704
Sherwin-Williams Co. (The)	1,148	54,817
Sigma-Aldrich Corp.	1,260	45,461
Simon Property Group Inc.	2,408	103,496
SL Green Realty Corp.	644	10,117
SLM Corp.[a]	5,964	68,288
Smith International Inc.	2,044	46,399
Southern Co. (The)	7,896	264,121
Southwestern Energy Co.[a]	4,452	140,906
Spectra Energy Corp.	6,608	95,882
Sprint Nextel Corp.[a]	32,116	78,042
SPX Corp.	560	23,582
St. Jude Medical Inc.[a]	3,612	131,368
Stanley Works (The)	1,120	35,011
Staples Inc.	7,616	121,399
Starbucks Corp.[a]	8,092	76,388
Starwood Hotels & Resorts Worldwide Inc.	2,296	34,716
State Street Corp.	4,200	97,734
Stryker Corp.	3,052	128,916
Sun Microsystems Inc.[a]	9,828	40,884
Sunoco Inc.	1,260	58,363
SunPower Corp. Class Aa	448	15,035

92	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2009

Security	Shares	Value
SunTrust Banks Inc.	3,612	$44,283
SUPERVALU Inc.	2,240	39,290
Symantec Corp.[a]	7,784	119,329
Synopsys Inc.[a]	2,800	51,800
Synovus Financial Corp.	1,316	5,211
Sysco Corp.	6,468	144,172
T. Rowe Price Group Inc.	2,716	74,907
Target Corp.	8,204	255,965
TD Ameritrade Holding Corp.[a]	2,856	32,101
Telephone and Data Systems Inc.	868	26,483
Teradata Corp.[a]	2,100	27,573
Terex Corp.[a]	1,120	13,261
Texas Instruments Inc.	15,176	226,881
Textron Inc.	2,604	23,514
Thermo Fisher Scientific Inc.[a]	4,480	160,966
3M Co.	7,140	384,061
Tiffany & Co.	1,456	30,212
Time Warner Cable Inc. Class Aa	2,156	40,166
Time Warner Inc.	40,236	375,402
TJX Companies Inc. (The)	4,704	91,352
Toll Brothers Inc.[a]	2,548	43,367
Torchmark Corp.	1,988	59,640
Total System Services Inc.	2,436	30,840
Travelers Companies Inc. (The)	6,720	259,661
Tyco Electronics Ltd.	5,236	74,142
Tyco International Ltd.	6,832	143,609
Tyson Foods Inc. Class A	3,668	32,462
U.S. Bancorp	19,068	282,969
UDR Inc.	2,686	31,507
Ultra Petroleum Corp.[a]	2,268	81,262
Union Pacific Corp.	5,376	235,415
United Parcel Service Inc. Class B	7,140	303,379
United States Steel Corp.	1,288	38,679
United Technologies Corp.	10,052	482,395
UnitedHealth Group Inc.	13,776	390,274
Unum Group	3,836	54,318
Valero Energy Corp.	5,880	141,826
Varian Medical Systems Inc.[a]	1,344	49,903
Ventas Inc.	1,456	40,579
VeriSign Inc.[a]	2,632	50,824
Verizon Communications Inc.	30,632	914,978
Vertex Pharmaceuticals Inc.[a]	1,988	65,703

Security	Shares	Value
VF Corp.	1,176	$65,880
Viacom Inc. Class Ba	6,356	93,751
Virgin Media Inc.	3,192	14,492
Visa Inc. Class A	4,284	211,415
Vornado Realty Trust	1,512	76,825
Vulcan Materials Co.[b]	1,148	56,780
W.R. Berkley Corp.	1,820	48,194
W.W. Grainger Inc.	840	61,278
Walgreen Co.	10,612	290,875
Wal-Mart Stores Inc.	25,396	1,196,660
Walt Disney Co. (The)	19,824	409,960
Washington Post Co. (The) Class B	84	32,807
Waste Management Inc.	5,264	164,184
Waters Corp.[a]	1,064	38,485
Weatherford International Ltd.[a]	7,056	77,828
WellPoint Inc.[a]	5,880	243,726
Wells Fargo & Co.	41,692	787,979
Western Digital Corp.[a]	2,380	34,938
Western Union Co.	8,064	110,154
Weyerhaeuser Co.	2,296	62,773
Whirlpool Corp.	784	26,209
Whole Foods Market Inc.[b]	1,512	15,498
Williams Companies Inc. (The)	6,384	90,334
Willis Group Holdings Ltd.	2,044	50,609
Windstream Corp.	4,900	42,532
Wisconsin Energy Corp.	1,148	51,178
Wyeth	14,308	614,815
Wynn Resorts Ltd.[a,b]	672	20,214
Xcel Energy Inc.	6,300	116,298
Xerox Corp.	9,660	64,142
Xilinx Inc.	3,136	52,842
XL Capital Ltd. Class A	2,548	7,389
XTO Energy Inc.	5,600	207,704
Yahoo! Inc.[a]	12,796	150,097
Yum! Brands Inc.	5,628	161,073
Zimmer Holdings Inc.[a]	2,520	91,728
Zions Bancorporation	1,260	18,799

		81,759,961

TOTAL COMMON STOCKS (Cost: $158,825,036)		143,859,527

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2009

Security	Shares	Value
PREFERRED STOCKS – 0.23%

GERMANY – 0.16%
Fresenius SE	672	$37,366
Henkel AG & Co. KGaA	1,792	46,365
Porsche Automobil Holding SE	1,008	59,421
RWE AG	476	31,494
Volkswagen AG	1,148	57,008

		231,654

ITALY – 0.07%
Intesa Sanpaolo SpA RNC	12,012	27,092
Telecom Italia SpA RNC	65,464	63,590
Unipol Gruppo Finanziario SpA	16,044	16,860

		107,542

TOTAL PREFERRED STOCKS (Cost: $391,784)		339,196

RIGHTS – 0.00%

BELGIUM – 0.00%
Fortis[a,c]	2,148	–

		–

TOTAL RIGHTS (Cost: $0)		–

SHORT-TERM INVESTMENTS – 0.74%

MONEY MARKET FUNDS – 0.74%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 0.93%[d,e,f]	832,162	832,162
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 0.56%[d,e,f]	134,524	134,524

Security	Shares	Value
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.09%[d,e]	95,782	$95,782

		1,062,468

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,062,468)		1,062,468

TOTAL INVESTMENTS IN SECURITIES – 100.48% (Cost: $160,279,288)		145,261,191

Other Assets, Less Liabilities – (0.48)%		(691,064)

NET ASSETS – 100.00%		$144,570,127

ADR – American Depositary Receipts

NVS – Non-Voting Shares

SDR – Swedish Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

94	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2009

	iShares FTSE Developed Small Cap ex-North America Index Fund	iShares FTSE/Xinhua China 25 Index Fund	iShares FTSE China (HK Listed) Index Fund	iShares MSCI ACWI Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$32,597,747	$7,825,385,029	$10,031,904	$291,783,547
Affiliated issuers (Note 2)	763,946	831,169,783	281,727	3,551,098

Total cost of investments	$33,361,693	$8,656,554,812	$10,313,631	$295,334,645

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$17,057,508	$5,547,456,427	$8,783,188	$211,369,214
Affiliated issuers (Note 2)	763,946	831,169,783	281,727	3,257,498

Total fair value of investments	17,821,454	6,378,626,210	9,064,915	214,626,712
Foreign currencies, at value[b]	40,060	3,254,597	10,078	239,032
Receivables:
Investment securities sold	–	285,185,170	514,446	168,751
Dividends and interest	31,546	1,241,882	438	350,386
Capital shares sold	–	44,114	–	–
Capital shares redeemed	–	2,287	–	–

Total Assets	17,893,060	6,668,354,260	9,589,877	215,384,881

LIABILITIES
Payables:
Investment securities purchased	–	288,526,087	512,237	51,894
Collateral for securities on loan (Note 5)	762,703	828,324,974	280,400	3,003,818
Capital shares redeemed	–	–	–	208,174
Investment advisory fees (Note 2)	7,595	3,545,036	5,721	83,566

Total Liabilities	770,298	1,120,396,097	798,358	3,347,452

NET ASSETS	$17,122,762	$5,547,958,163	$8,791,519	$212,037,429

Net assets consist of:
Paid-in capital	$33,391,176	$9,529,572,983	$10,515,187	$287,280,344
Undistributed (distributions in excess of) net investment income	26,992	(3,550,582)	(6,551)	309,569
Undistributed net realized gain (accumulated net realized loss)	(753,220)	(1,700,137,600)	(468,397)	5,163,897
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(15,542,186)	(2,277,926,638)	(1,248,720)	(80,716,381)

NET ASSETS	$17,122,762	$5,547,958,163	$8,791,519	$212,037,429

Shares outstanding[c]	800,000	215,400,000	300,000	7,300,000

Net asset value per share	$21.40	$25.76	$29.31	$29.05

[a]	Securities on loan with market values of $690,424, $780,042,272, $265,392 and $2,846,341, respectively. See Note 5.
[b]	Cost of foreign currencies: $41,081, $3,252,898, $10,082 and $248,672, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	95

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2009

	iShares MSCI ACWI ex US Index Fund	iShares MSCI All Country Asia ex Japan Index Fund	iShares MSCI EAFE Growth Index Fund	iShares MSCI EAFE Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$304,787,140	$459,776,434	$1,408,550,118	$1,414,585,652
Affiliated issuers (Note 2)	5,698,734	8,008,786	26,156,467	34,936,003

Total cost of investments	$310,485,874	$467,785,220	$1,434,706,585	$1,449,521,655

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$252,633,856	$454,578,081	$962,609,425	$915,194,878
Affiliated issuers (Note 2)	5,220,847	7,851,767	26,156,467	21,076,959

Total fair value of investments	257,854,703	462,429,848	988,765,892	936,271,837
Foreign currencies, at value[b]	604,441	319,227	1,485,847	1,449,492
Receivables:
Due from custodian (Note 4)	–	1,900,152	977,994	–
Dividends and interest	302,184	124,260	1,182,424	1,507,391

Total Assets	258,761,328	464,773,487	992,412,157	939,228,720

LIABILITIES
Payables:
Investment securities purchased	105,299	1,900,152	977,994	796,887
Collateral for securities on loan (Note 5)	4,845,815	–	25,949,861	17,558,471
Capital shares redeemed	–	–	–	175,709
Investment advisory fees (Note 2)	79,080	295,042	344,685	343,957

Total Liabilities	5,030,194	2,195,194	27,272,540	18,875,024

NET ASSETS	$253,731,134	$462,578,293	$965,139,617	$920,353,696

Net assets consist of:
Paid-in capital	$309,216,239	$470,631,913	$1,621,337,578	$1,541,053,360
Undistributed (distributions in excess of) net investment income	185,063	(651,196)	1,247,448	1,225,922
Accumulated net realized loss	(3,019,364)	(2,043,377)	(211,406,352)	(108,588,070)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(52,650,804)	(5,359,047)	(446,039,057)	(513,337,516)

NET ASSETS	$253,731,134	$462,578,293	$965,139,617	$920,353,696

Shares outstanding[c]	9,400,000	14,900,000	24,000,000	26,400,000

Net asset value per share	$26.99	$31.05	$40.21	$34.86

[a]	Securities on loan with market values of $4,626,847, $–, $24,568,670 and $16,641,944, respectively. See Note 5.
[b]	Cost of foreign currencies: $626,656, $322,579, $1,505,376 and $1,493,236, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

96	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2009

	iShares MSCI EAFE Small Cap Index Fund	iShares MSCI Kokusai Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$319,910,058	$158,951,726
Affiliated issuers (Note 2)	12,105,191	1,327,562

Total cost of investments	$332,015,249	$160,279,288

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$221,634,304	$144,063,507
Affiliated issuers (Note 2)	12,105,191	1,197,684

Total fair value of investments	233,739,495	145,261,191
Foreign currencies, at value[b]	324,173	149,798
Receivables:
Dividends and interest	398,916	183,734

Total Assets	234,462,584	145,594,723

LIABILITIES
Payables:
Investment securities purchased	–	23,179
Collateral for securities on loan (Note 5)	11,941,857	966,686
Due to custodian	–	2,265
Investment advisory fees (Note 2)	78,832	32,466

Total Liabilities	12,020,689	1,024,596

NET ASSETS	$222,441,895	$144,570,127

Net assets consist of:
Paid-in capital	$319,639,693	$154,941,009
Undistributed net investment income	174,428	198,987
Undistributed net realized gain	907,455	4,450,361
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(98,279,681)	(15,020,230)

NET ASSETS	$222,441,895	$144,570,127

Shares outstanding[c]	9,600,000	5,600,000

Net asset value per share	$23.17	$25.82

[a]	Securities on loan with market values of $11,052,316 and $925,838, respectively. See Note 5.
[b]	Cost of foreign currencies: $326,525 and $151,532, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	97

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2009

	iShares FTSE Developed Small Cap ex-North America Index Fund	iShares FTSE/Xinhua China 25 Index Fund	iShares FTSE China (HK Listed) Index Fund	iShares MSCI ACWI Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$226,949	$40,057,193	$31,311	$2,140,115
Dividends from affiliated issuers (Note 2)	–	–	–	9,201
Interest from affiliated issuers (Note 2)	24	18,823	7	609
Securities lending income from affiliated issuers (Note 2)	7,535	7,048,280	1,529	12,187

Total investment income	234,508	47,124,296	32,847	2,162,112

EXPENSES
Investment advisory fees (Note 2)	49,484	20,340,367	21,899	328,928

Total expenses	49,484	20,340,367	21,899	328,928

Net investment income	185,024	26,783,929	10,948	1,833,184

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(491,371)	(1,378,348,452)	(465,390)	(4,031,553)
Investments in affiliated issuers (Note 2)	–	–	–	6,245
In-kind redemptions	–	(115,749,194)	–	9,467,120
Foreign currency transactions	(25,009)	149,246	115	(58,996)

Net realized gain (loss)	(516,380)	(1,493,948,400)	(465,275)	5,382,816

Net change in unrealized appreciation (depreciation) on:
Investments	(12,451,363)	(1,836,450,647)	(1,317,050)	(73,444,719)
Translation of assets and liabilities in foreign currencies	(1,513)	(106)	(4)	(8,960)

Net change in unrealized appreciation (depreciation)	(12,452,876)	(1,836,450,753)	(1,317,054)	(73,453,679)

Net realized and unrealized loss	(12,969,256)	(3,330,399,153)	(1,782,329)	(68,070,863)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,784,232)	$(3,303,615,224)	$(1,771,381)	$(66,237,679)

[a]	Net of foreign withholding tax of $8,496, $862,338, $630 and $101,400, respectively.

See notes to financial statements.

98	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2009

	iShares MSCI ACWI ex US Index Fund	iShares MSCI All Country Asia ex Japan Index Fund[a]	iShares MSCI EAFE Growth Index Fund	iShares MSCI EAFE Value Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$1,336,152	$625,259	$9,059,383	$12,351,025
Dividends from affiliated issuers (Note 2)	6,440	186,176	–	272,557
Interest from affiliated issuers (Note 2)	126	101	1,255	875
Securities lending income from affiliated issuers (Note 2)	8,972	–	157,224	115,450

Total investment income	1,351,690	811,536	9,217,862	12,739,907

EXPENSES
Investment advisory fees (Note 2)	232,624	613,374	2,104,438	1,706,332

Total expenses	232,624	613,374	2,104,438	1,706,332
Less investment advisory fees waived (Note 2)	–	(6,393)	–	–

Net expenses	232,624	606,981	2,104,438	1,706,332

Net investment income	1,119,066	204,555	7,113,424	11,033,575

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(2,936,031)	(1,791,868)	(188,416,404)	(74,875,624)
Investments in affiliated issuers (Note 2)	–	(269,492)	–	(29,247)
In-kind redemptions	–	–	–	2,061,682
Foreign currency transactions	(29,148)	17,983	(745,944)	(673,755)

Net realized loss	(2,965,179)	(2,043,377)	(189,162,348)	(73,516,944)

Net change in unrealized appreciation (depreciation) on:
Investments	(50,765,520)	(5,355,372)	(387,447,373)	(358,136,017)
Translation of assets and liabilities in foreign currencies	(19,893)	(3,675)	(88,824)	(104,351)

Net change in unrealized appreciation (depreciation)	(50,785,413)	(5,359,047)	(387,536,197)	(358,240,368)

Net realized and unrealized loss	(53,750,592)	(7,402,424)	(576,698,545)	(431,757,312)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(52,631,526)	$(7,197,869)	$(569,585,121)	$(420,723,737)

[a]	For the period from August 13, 2008 (commencement of operations) to January 31, 2009.
[b]	Net of foreign withholding tax of $124,607, $19,696, $511,610 and $735,817, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	99

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2009

	iShares MSCI EAFE Small Cap Index Fund	iShares MSCI Kokusai Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$1,994,933	$930,064
Dividends from affiliated issuers (Note 2)	–	3,374
Interest from affiliated issuers (Note 2)	306	155
Securities lending income from affiliated issuers (Note 2)	70,240	5,212

Total investment income	2,065,479	938,805

EXPENSES
Investment advisory fees (Note 2)	351,025	101,795

Total expenses	351,025	101,795

Net investment income	1,714,454	837,010

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(5,036,809)	(1,344,362)
Investments in affiliated issuers (Note 2)	–	5,863
In-kind redemptions	6,646,836	5,877,719
Foreign currency transactions	(69,451)	(20,553)

Net realized gain	1,540,576	4,518,667

Net change in unrealized appreciation (depreciation) on:
Investments	(87,555,159)	(9,940,555)
Translation of assets and liabilities in foreign currencies	(971)	(2,063)

Net change in unrealized appreciation (depreciation)	(87,556,130)	(9,942,618)

Net realized and unrealized loss	(86,015,554)	(5,423,951)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(84,301,100)	$(4,586,941)

[a]	Net of foreign withholding tax of $82,338 and $34,267, respectively.

See notes to financial statements.

100	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares FTSE Developed Small Cap ex-North America Index Fund		iShares FTSE/Xinhua China 25 Index Fund
	Six months ended January 31, 2009 (Unaudited)	Period from November 12, 2007[a] to July 31, 2008	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$185,024	$364,986	$26,783,929	$115,428,549
Net realized gain (loss)	(516,380)	(232,835)	(1,493,948,400)	2,260,227,726
Net change in unrealized appreciation (depreciation)	(12,452,876)	(3,089,310)	(1,836,450,753)	(2,324,448,542)

Net increase (decrease) in net assets resulting from operations	(12,784,232)	(2,957,159)	(3,303,615,224)	51,207,733

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(228,736)	(298,287)	(43,310,805)	(154,639,327)

Total distributions to shareholders	(228,736)	(298,287)	(43,310,805)	(154,639,327)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,778,825	26,612,351	4,917,412,135	7,277,657,443
Cost of shares redeemed	–	–	(2,700,890,157)	(6,346,722,216)

Net increase in net assets from capital share transactions	6,778,825	26,612,351	2,216,521,978	930,935,227

INCREASE (DECREASE) IN NET ASSETS	(6,234,143)	23,356,905	(1,130,404,051)	827,503,633

NET ASSETS
Beginning of period	23,356,905	–	6,678,362,214	5,850,858,581

End of period	$17,122,762	$23,356,905	$5,547,958,163	$6,678,362,214

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$26,992	$70,704	$(3,550,582)	$12,976,294

SHARES ISSUED AND REDEEMED
Shares sold	200,000	600,000	167,700,000	144,000,000
Shares redeemed	–	–	(99,150,000)	(121,650,000)

Net increase in shares outstanding	200,000	600,000	68,550,000	22,350,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	101

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares FTSE China (HK Listed) Index Fund		iShares MSCI ACWI Index Fund
	Six months ended January 31, 2009 (Unaudited)	Period from June 24, 2008[a] to July 31, 2008	Six months ended January 31, 2009 (Unaudited)	Period from March 26, 2008[a] to July 31, 2008
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$10,948	$(1,719)	$1,833,184	$391,819
Net realized gain (loss)	(465,275)	(3,122)	5,382,816	288,994
Net change in unrealized appreciation (depreciation)	(1,317,054)	68,334	(73,453,679)	(7,262,702)

Net increase (decrease) in net assets resulting from operations	(1,771,381)	63,493	(66,237,679)	(6,581,889)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(17,584)	–	(1,915,922)	–

Total distributions to shareholders	(17,584)	–	(1,915,922)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,616,105	4,900,886	262,060,388	165,198,479
Cost of shares redeemed	–	–	(135,133,278)	(5,352,670)

Net increase in net assets from capital share transactions	5,616,105	4,900,886	126,927,110	159,845,809

INCREASE IN NET ASSETS	3,827,140	4,964,379	58,773,509	153,263,920

NET ASSETS
Beginning of period	4,964,379	–	153,263,920	–

End of period	$8,791,519	$4,964,379	$212,037,429	$153,263,920

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(6,551)	$85	$309,569	$392,307

SHARES ISSUED AND REDEEMED
Shares sold	200,000	100,000	8,200,000	3,300,000
Shares redeemed	–	–	(4,100,000)	(100,000)

Net increase in shares outstanding	200,000	100,000	4,100,000	3,200,000

[a]	Commencement of operations.

See notes to financial statements.

102	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI ACWI ex US Index Fund		iShares MSCI All Country Asia ex Japan Index Fund
	Six months ended January 31, 2009 (Unaudited)	Period from March 26, 2008[a] to July 31, 2008	Period from August 13, 2008[a] to January 31, 2009 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,119,066	$249,381	$204,555
Net realized loss	(2,965,179)	(54,449)	(2,043,377)
Net change in unrealized appreciation (depreciation)	(50,785,413)	(1,865,391)	(5,359,047)

Net decrease in net assets resulting from operations	(52,631,526)	(1,670,459)	(7,197,869)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,183,120)	–	(855,751)

Total distributions to shareholders	(1,183,120)	–	(855,751)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	259,195,358	50,020,881	470,631,913

Net increase in net assets from capital share transactions	259,195,358	50,020,881	470,631,913

INCREASE IN NET ASSETS	205,380,712	48,350,422	462,578,293

NET ASSETS
Beginning of period	48,350,422	–	–

End of period	$253,731,134	$48,350,422	$462,578,293

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$185,063	$249,117	$(651,196)

SHARES ISSUED AND REDEEMED
Shares sold	8,400,000	1,000,000	14,900,000

Net increase in shares outstanding	8,400,000	1,000,000	14,900,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	103

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI EAFE Growth Index Fund		iShares MSCI EAFE Value Index Fund
	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,113,424	$24,794,767	$11,033,575	$42,888,553
Net realized gain (loss)	(189,162,348)	(9,057,776)	(73,516,944)	7,303,253
Net change in unrealized appreciation (depreciation)	(387,536,197)	(141,921,894)	(358,240,368)	(255,977,545)

Net decrease in net assets resulting from operations	(569,585,121)	(126,184,903)	(420,723,737)	(205,785,739)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,507,368)	(27,818,266)	(10,935,639)	(61,663,569)
From net realized gain	–	(332,580)	–	(15,065,069)

Total distributions to shareholders	(9,507,368)	(28,150,846)	(10,935,639)	(76,728,638)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	203,236,670	1,016,117,996	455,455,482	187,032,387
Cost of shares redeemed	–	(32,941,055)	(27,889,274)	(176,728,883)

Net increase in net assets from capital share transactions	203,236,670	983,176,941	427,566,208	10,303,504

INCREASE (DECREASE) IN NET ASSETS	(375,855,819)	828,841,192	(4,093,168)	(272,210,873)

NET ASSETS
Beginning of period	1,340,995,436	512,154,244	924,446,864	1,196,657,737

End of period	$965,139,617	$1,340,995,436	$920,353,696	$924,446,864

Undistributed net investment income included in net assets at end of period	$1,247,448	$3,641,392	$1,225,922	$1,127,986

SHARES ISSUED AND REDEEMED
Shares sold	4,400,000	13,200,000	11,600,000	2,400,000
Shares redeemed	–	(400,000)	(800,000)	(2,400,000)

Net increase in shares outstanding	4,400,000	12,800,000	10,800,000	–

See notes to financial statements.

104	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI EAFE Small Cap Index Fund		iShares MSCI Kokusai Index Fund
	Six months ended January 31, 2009 (Unaudited)	Period from December 10, 2007[a] to July 31, 2008	Six months ended January 31, 2009 (Unaudited)	Period from December 10, 2007[a] to July 31, 2008
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,714,454	$1,002,500	$837,010	$352,390
Net realized gain (loss)	1,540,576	(611,658)	4,518,667	152,789
Net change in unrealized appreciation (depreciation)	(87,556,130)	(10,723,551)	(9,942,618)	(5,077,612)

Net decrease in net assets resulting from operations	(84,301,100)	(10,332,709)	(4,586,941)	(4,572,433)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,835,900)	(728,089)	(775,748)	(214,409)

Total distributions to shareholders	(1,835,900)	(728,089)	(775,748)	(214,409)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	203,251,982	166,993,798	160,159,836	64,075,315
Cost of shares redeemed	(50,606,087)	–	(52,575,927)	(16,939,566)

Net increase in net assets from capital share transactions	152,645,895	166,993,798	107,583,909	47,135,749

INCREASE IN NET ASSETS	66,508,895	155,933,000	102,221,220	42,348,907

NET ASSETS
Beginning of period	155,933,000	–	42,348,907	–

End of period	$222,441,895	$155,933,000	$144,570,127	$42,348,907

Undistributed net investment income included in net assets at end of period	$174,428	$295,874	$198,987	$137,725

SHARES ISSUED AND REDEEMED
Shares sold	7,800,000	3,800,000	6,400,000	1,400,000
Shares redeemed	(2,000,000)	–	(1,800,000)	(400,000)

Net increase in shares outstanding	5,800,000	3,800,000	4,600,000	1,000,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	105

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE Developed Small Cap ex-North America Index Fund
	Six months ended Jan. 31, 2009 (Unaudited)	Period from Nov. 12, 2007[a] to Jul. 31, 2008
Net asset value, beginning of period	$38.93	$48.85

Income from investment operations:
Net investment income[b]	0.25	0.96
Net realized and unrealized loss[c]	(17.49)	(10.09)

Total from investment operations	(17.24)	(9.13)

Less distributions from:
Net investment income	(0.29)	(0.79)

Total distributions	(0.29)	(0.79)

Net asset value, end of period	$21.40	$38.93

Total return	(44.33)%[d]	(18.78)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$17,123	$23,357
Ratio of expenses to average net assets[e]	0.50%	0.50%
Ratio of net investment income to average net assets[e]	1.87%	3.13%
Portfolio turnover rate[f]	13%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

106	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE/Xinhua China 25 Index Fund
	Six months ended Jan. 31, 2009 (Unaudited)	Year ended Jul. 31, 2008[b]	Year ended Jul. 31, 2007[b]	Year ended Jul. 31, 2006[b]	Period from Oct. 5, 2004[a] to Jul. 31, 2005[b]
Net asset value, beginning of period	$45.48	$46.99	$26.05	$20.47	$17.87

Income from investment operations:
Net investment income	0.15 [c]	0.92 [c]	0.59 [c]	0.61 [c]	0.33
Net realized and unrealized gain (loss)[d]	(19.66)	(1.17)	20.79	5.39	2.27

Total from investment operations	(19.51)	(0.25)	21.38	6.00	2.60

Less distributions from:
Net investment income	(0.21)	(1.26)	(0.44)	(0.42)	–

Total distributions	(0.21)	(1.26)	(0.44)	(0.42)	–

Net asset value, end of period	$25.76	$45.48	$46.99	$26.05	$20.47

Total return	(42.98)%[e]	(0.85)%	82.72%	29.81%	14.57%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,547,958	$6,678,362	$5,850,859	$2,973,412	$1,000,952
Ratio of expenses to average net assets[f]	0.74%	0.74%	0.74%	0.74%	0.78%
Ratio of net investment income to average net assets[f]	0.97%	1.76%	1.74%	2.62%	2.97%
Portfolio turnover rate[g]	26%	24%	36%	45%	13%

[a]	Commencement of operations.
[b]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[c]	Based on average shares outstanding throughout the period.
[d]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	107

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE China (HK Listed) Index Fund
	Six months ended Jan. 31, 2009 (Unaudited)	Period from Jun. 24, 2008[a] to Jul. 31, 2008
Net asset value, beginning of period	$49.64	$49.01

Income from investment operations:
Net investment income (loss)[b]	0.06	(0.02)
Net realized and unrealized gain (loss)[c]	(20.33)	0.65

Total from investment operations	(20.27)	0.63

Less distributions from:
Net investment income	(0.06)	–

Total distributions	(0.06)	–

Net asset value, end of period	$29.31	$49.64

Total return	(40.85)%[d]	1.29%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,792	$4,964
Ratio of expenses to average net assets[e]	0.74%	0.74%
Ratio of net investment income (loss) to average net assets[e]	0.37%	(0.35)%
Portfolio turnover rate[f]	12%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

108	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI Index Fund
	Six months ended Jan. 31, 2009 (Unaudited)	Period from Mar. 26, 2008[a] to Jul. 31, 2008
Net asset value, beginning of period	$47.89	$49.93

Income from investment operations:
Net investment income[b]	0.33	0.39
Net realized and unrealized loss[c]	(18.97)	(2.43)

Total from investment operations	(18.64)	(2.04)

Less distributions from:
Net investment income	(0.20)	–

Total distributions	(0.20)	–

Net asset value, end of period	$29.05	$47.89

Total return	(38.95)%[d]	(4.09)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$212,037	$153,264
Ratio of expenses to average net assets[e]	0.35%	0.35%
Ratio of net investment income to average net assets[e]	1.94%	2.25%
Portfolio turnover rate[f]	2%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	109

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex US Index Fund
	Six months ended Jan. 31, 2009 (Unaudited)	Period from Mar. 26, 2008[a] to Jul. 31, 2008
Net asset value, beginning of period	$48.35	$50.15

Income from investment operations:
Net investment income[b]	0.26	0.68
Net realized and unrealized loss[c]	(21.48)	(2.48)

Total from investment operations	(21.22)	(1.80)

Less distributions from:
Net investment income	(0.14)	–

Total distributions	(0.14)	–

Net asset value, end of period	$26.99	$48.35

Total return	(43.91)%[d]	(3.59)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$253,731	$48,350
Ratio of expenses to average net assets[e]	0.35%	0.35%
Ratio of net investment income to average net assets[e]	1.68%	3.79%
Portfolio turnover rate[f]	2%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

110	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI All Country Asia ex Japan Index Fund
Period from Aug. 13, 2008[a] to Jan. 31, 2009 (Unaudited)
Net asset value, beginning of period	$49.77

Income from investment operations:
Net investment income[b]	0.04
Net realized and unrealized loss[c]	(18.70)

Total from investment operations	(18.66)

Less distributions from:
Net investment income	(0.06)

Total distributions	(0.06)

Net asset value, end of period	$31.05

Total return	(37.49)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$462,578
Ratio of expenses to average net assets prior to waived fees[e]	0.74%
Ratio of expenses to average net assets after waived fees[e]	0.73%
Ratio of net investment income to average net assets[e]	0.25%
Portfolio turnover rate[f]	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	111

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Growth Index Fund
	Six months ended Jan. 31, 2009 (Unaudited)	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Period from Aug. 1, 2005[a] to Jul. 31, 2006
Net asset value, beginning of period	$68.42	$75.32	$61.72	$50.88

Income from investment operations:
Net investment income[b]	0.34	1.70	1.35	1.34
Net realized and unrealized gain (loss)[c]	(28.13)	(6.97)	12.94	9.73

Total from investment operations	(27.79)	(5.27)	14.29	11.07

Less distributions from:
Net investment income	(0.42)	(1.61)	(0.69)	(0.23)
Net realized gain	–	(0.02)	–	–

Total distributions	(0.42)	(1.63)	(0.69)	(0.23)

Net asset value, end of period	$40.21	$68.42	$75.32	$61.72

Total return	(40.66)%[d]	(7.11)%	23.28%	21.80%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$965,140	$1,340,995	$512,154	$246,864
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[e]	1.35%	2.30%	1.93%	2.25%
Portfolio turnover rate[f]	15%	37%	28%	35%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

112	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Value Index Fund
	Six months ended Jan. 31, 2009 (Unaudited)	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Period from Aug. 1, 2005[a] to Jul. 31, 2006
Net asset value, beginning of period	$59.26	$76.71	$63.05	$51.00

Income from investment operations:
Net investment income[b]	0.56	2.72	2.16	2.61
Net realized and unrealized gain (loss)[c]	(24.56)	(15.42)	12.69	9.69

Total from investment operations	(24.00)	(12.70)	14.85	12.30

Less distributions from:
Net investment income	(0.40)	(3.83)	(1.19)	(0.25)
Net realized gain	–	(0.92)	–	–

Total distributions	(0.40)	(4.75)	(1.19)	(0.25)

Net asset value, end of period	$34.86	$59.26	$76.71	$63.05

Total return	(40.56)%[d]	(17.21)%	23.70%	24.18%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$920,354	$924,447	$1,196,658	$353,106
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[e]	2.59%	3.88%	2.95%	4.34%
Portfolio turnover rate[f]	16%	28%	21%	31%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	113

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Small Cap Index Fund
	Six months ended Jan. 31, 2009 (Unaudited)	Period from Dec. 10, 2007[a] to Jul. 31, 2008
Net asset value, beginning of period	$41.04	$50.70

Income from investment operations:
Net investment income[b]	0.27	0.87
Net realized and unrealized loss[c]	(17.94)	(9.98)

Total from investment operations	(17.67)	(9.11)

Less distributions from:
Net investment income	(0.20)	(0.55)

Total distributions	(0.20)	(0.55)

Net asset value, end of period	$23.17	$41.04

Total return	(43.07)%[d]	(18.03)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$222,442	$155,933
Ratio of expenses to average net assets[e]	0.40%	0.40%
Ratio of net investment income to average net assets[e]	1.95%	3.10%
Portfolio turnover rate[f]	9%	15%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

114	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Kokusai Index Fund
	Six months ended Jan. 31, 2009 (Unaudited)	Period from Dec. 10, 2007[a] to Jul. 31, 2008
Net asset value, beginning of period	$42.35	$50.29

Income from investment operations:
Net investment income[b]	0.30	0.76
Net realized and unrealized loss[c]	(16.69)	(8.49)

Total from investment operations	(16.39)	(7.73)

Less distributions from:
Net investment income	(0.14)	(0.21)

Total distributions	(0.14)	(0.21)

Net asset value, end of period	$25.82	$42.35

Total return	(38.72)%[d]	(15.40)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$144,570	$42,349
Ratio of expenses to average net assets[e]	0.25%	0.25%
Ratio of net investment income to average net assets[e]	2.06%	2.67%
Portfolio turnover rate[f]	3%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	115

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares FTSE Developed Small Cap ex-North America, iShares FTSE/Xinhua China 25, iShares FTSE China (HK Listed), iShares MSCI ACWI, iShares MSCI ACWI ex US, iShares MSCI All Country Asia ex Japan, iShares MSCI EAFE Growth, iShares MSCI EAFE Value, iShares MSCI EAFE Small Cap and iShares MSCI Kokusai Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares MSCI All Country Asia ex Japan Index Fund commenced operations on August 13, 2008.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). Effective August 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to

116	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Funds. The Funds consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities and certain U.S. government securities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does

NOTES TO FINANCIAL STATEMENTS	117

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the inputs used in valuing the Funds’ investments as of January 31, 2009:

	Investments in Securities
iShares Index Fund	Level 1	Level 2	Level 3	Total
FTSE Developed Small Cap ex-North America	$ 17,815,126	$ –	$ 6,328	$ 17,821,454
FTSE/Xinhua China 25	6,378,626,210	–	–	6,378,626,210
FTSE China (HK Listed)	9,064,915	–	–	9,064,915
MSCI ACWI	214,568,859	–	57,853	214,626,712
MSCI ACWI ex US	257,737,451	–	117,252	257,854,703
MSCI All Country Asia ex Japan	462,416,040	–	13,808	462,429,848
MSCI EAFE Growth	988,765,892	–	–	988,765,892
MSCI EAFE Value	935,378,748	–	893,089	936,271,837
MSCI EAFE Small Cap	233,734,479	–	5,016	233,739,495
MSCI Kokusai	145,235,351	–	25,840	145,261,191

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the six months ended January 31, 2009:

iShares Index Fund	Balance at Beginning of Period	(Amortized Premiums) Accreted Discounts	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in or out	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
FTSE Developed Small Cap ex-North America	$ 8,310	$ –	$(18,816)	$ 3,406	$ 13,428	$ 6,328	$(18,128)
MSCI ACWI	98,397	–	3,914	53,938	(98,396)	57,853	3,915
MSCI ACWI ex US	8,456	–	7,754	105,888	(4,846)	117,252	7,805
MSCI All Country Asia ex Japan	–	–	–	–	13,808	13,808	13,808
MSCI EAFE Growth	262,306	–	–	–	(262,306)	–	–
MSCI EAFE Value	461,638	–	53,316	372,688	5,447	893,089	64,811
MSCI EAFE Small Cap	160,987	–	(32,963)	–	(123,008)	5,016	(32,959)
MSCI Kokusai	10,021	–	1,654	16,973	(2,808)	25,840	1,748

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of January 31, 2009, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended January 31, 2009.

Certain Funds had tax basis net capital loss carryforwards as of July 31, 2008, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2014	Expiring 2016	Total
FTSE/Xinhua China 25	$3,332,711	$ 451,243	$3,783,954
MSCI EAFE Growth	–	2,756,980	2,756,980
MSCI EAFE Value	–	3,201,806	3,201,806

NOTES TO FINANCIAL STATEMENTS	119

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the six months ended January 31, 2009, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended January 31, 2009 are disclosed in the Funds’ Statements of Operations.

As of January 31, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
FTSE Developed Small Cap ex-North America	$33,397,252	$186,523	$(15,762,321)	$(15,575,798)
FTSE/Xinhua China 25	9,594,278,699	–	(3,215,652,489)	(3,215,652,489)
FTSE China (HK Listed)	10,441,184	731	(1,377,000)	(1,376,269)
MSCI ACWI	296,899,193	–	(82,272,481)	(82,272,481)
MSCI ACWI ex US	312,012,487	96,510	(54,254,294)	(54,157,784)
MSCI All Country Asia ex Japan	468,849,319	13,924,909	(20,344,380)	(6,419,471)
MSCI EAFE Growth	1,456,282,321	–	(467,516,429)	(467,516,429)
MSCI EAFE Value	1,480,006,042	–	(543,734,205)	(543,734,205)
MSCI EAFE Small Cap	333,543,747	401,448	(100,205,700)	(99,804,252)
MSCI Kokusai	160,949,651	2,288,353	(17,976,813)	(15,688,460)

Management has reviewed the tax positions as of January 31, 2009, inclusive of the prior three open tax return years, as applicable, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

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iSHARES® TRUST

For its investment advisory services to the following Funds, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
FTSE Developed Small Cap ex-North America	0.50%
MSCI EAFE Growth	0.40
MSCI EAFE Value	0.40
MSCI EAFE Small Cap	0.40
MSCI Kokusai	0.25

For its investment advisory services to the iShares FTSE/Xinhua China 25 and iShares FTSE China (HK Listed) Index Funds, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these two Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $6 billion
0.67	Over $6 billion, up to and including $12 billion
0.60	Over $12 billion

For its investment advisory services to the iShares MSCI ACWI and iShares MSCI ACWI ex US Index Funds, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these two Funds and the iShares MSCI EAFE Index Fund as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.35%	First $30 billion
0.32	Over $30 billion, up to and including $60 billion
0.28	Over $60 billion

For its investment advisory services to the iShares MSCI All Country Asia ex Japan Index Fund, BGFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund, the iShares MSCI BRIC and iShares MSCI Emerging Markets Index Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion

Effective August 13, 2008, BGFA has contractually agreed to waive a portion of its advisory fees for the iShares MSCI All Country Asia ex Japan Index Fund through November 30, 2009 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares Funds.

NOTES TO FINANCIAL STATEMENTS	121

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended January 31, 2009, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
FTSE Developed Small Cap ex-North America	$7,535
FTSE/Xinhua China 25	7,048,280
FTSE China (HK Listed)	1,529
MSCI ACWI	12,187

iShares Index Fund	Securities Lending Agent Fees
MSCI ACWI ex US	$8,972
MSCI EAFE Growth	157,224
MSCI EAFE Value	115,450
MSCI EAFE Small Cap	70,240
MSCI Kokusai	5,212

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

122	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended January 31, 2009, certain Funds had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which a Fund owns 5% or more of the outstanding voting securities as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain (Loss)

MSCI ACWI
Barclays PLC	43	110	55	98	$150,199	$9,201	$6,245

MSCI ACWI ex US
Barclays PLC	25	211	–	236	360,979	6,440	–

MSCI All Country Asia ex Japan
iShares MSCI
Malaysia Index Fund	–	1,270	221	1,049	7,351,022	186,176	(269,492)

MSCI EAFE Value
Barclays PLC	1,275	1,007	67	2,215	3,388,104	272,557	(29,247)

MSCI Kokusai
Barclays PLC	16	101	29	88	135,216	3,374	5,863

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2009 were as follows:

iShares Index Fund	Purchases	Sales
FTSE Developed Small Cap ex-North America	$2,828,903	$2,537,822
FTSE/Xinhua China 25	1,465,607,511	1,455,360,119
FTSE China (HK Listed)	785,382	757,786
MSCI ACWI	5,956,831	3,950,013
MSCI ACWI ex US	4,830,617	3,183,369
MSCI All Country Asia ex Japan	13,760,446	7,090,133
MSCI EAFE Growth	166,449,942	164,149,415
MSCI EAFE Value	142,113,471	134,280,643
MSCI EAFE Small Cap	18,075,048	16,662,667
MSCI Kokusai	3,820,067	2,448,672

NOTES TO FINANCIAL STATEMENTS	123

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended January 31, 2009 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
FTSE Developed Small Cap ex-North America	$6,642,626	$–
FTSE/Xinhua China 25	4,895,841,769	2,694,862,824
FTSE China (HK Listed)	5,585,712	–
MSCI ACWI	259,570,978	133,878,912
MSCI ACWI ex US	257,019,637	–
MSCI All Country Asia ex Japan	462,701,399	–
MSCI EAFE Growth	199,305,504	–
MSCI EAFE Value	450,538,204	27,713,565
MSCI EAFE Small Cap	201,453,875	50,065,930
MSCI Kokusai	158,189,783	52,031,464

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

124	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of January 31, 2009, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA. The market value of the securities on loan as of January 31, 2009 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

NOTES TO FINANCIAL STATEMENTS	125

Notes:

126	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	127

Notes:

128	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology- Multimedia Networking (IGN)

iShares S&P North American Technology- Semiconductors (IGW)

iShares S&P North American Technology- Software (IGV)

iShares S&P North American Technology Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office Capped (FIO)

iShares FTSE NAREIT Mortgage Plus Capped (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential Plus Capped (REZ)

iShares FTSE NAREIT Retail Capped (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Clean Energy (ICLN)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Nuclear Energy (NUCL)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Timber & Forestry (WOOD)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE China (HK Listed) (FCHI)

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria Investable Market (EWO)

iShares MSCI Belgium Investable Market (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile Investable Market (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico Investable Market (EWW)

iShares MSCI Netherlands Investable Market (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Barclays Aggregate (AGG)

iShares Barclays MBS (MBB)

iShares Barclays Short Treasury (SHV)

iShares Barclays 1-3 Year Treasury (SHY)

iShares Barclays 3-7 Year Treasury (IEI)

iShares Barclays 7-10 Year Treasury (IEF)

iShares Barclays 10-20 Year Treasury (TLH)

iShares Barclays 20+ Year Treasury (TLT)

iShares Barclays TIPS (TIP)

iShares Barclays Agency (AGZ)

iShares Barclays Credit (CFT)

iShares Barclays 1-3 Year Credit (CSJ)

iShares Barclays Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Barclays Government/Credit (GBF)

iShares Barclays Intermediate Government/Credit (GVI)

iShares S&P National Municipal (MUB)

iShares S&P Short Term National Municipal (SUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares S&P/Citigroup International Treasury (IGOV)

iShares S&P/Citigroup 1-3 Year International Treasury (ISHG)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI All Country Asia ex Japan (AAXJ)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Developed ex-U.S. Property (WPS)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iSHARES FAMILY OF FUNDS	129

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares S&P Allocation Funds

iShares S&P Conservative (AOK)

iShares S&P Moderate (AOM)

iShares S&P Growth (AOR)

iShares S&P Aggressive (AOA)

iShares S&P Target Date Index Funds

iShares S&P Target Date Retirement Income (TGR)

iShares S&P Target Date 2010 (TZD)

iShares S&P Target Date 2015 (TZE)

iShares S&P Target Date 2020 (TZG)

iShares S&P Target Date 2025 (TZI)

iShares S&P Target Date 2030 (TZL)

iShares S&P Target Date 2035 (TZO)

iShares S&P Target Date 2040 (TZV)

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”) The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s, nor are they sponsored or endorsed by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above except Barclays Capital, which is an affiliate of BGI. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2009 Semi-Annual Report.

iS-0454 0309

130	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

2009 SEMI-ANNUAL REPORT TO SHAREHOLDERS iSHARES® S&P ALLOCATION SERIES iSHARES® S&P TARGET DATE SERIES

JANUARY 31, 2009

Would you prefer to receive materials like this electronically? See inside cover for details.

iShares S&P Conservative Allocation Fund iShares S&P Moderate Allocation Fund iShares S&P Growth Allocation Fund iShares S&P Aggressive Allocation Fund iShares S&P Target Date Retirement Income Index Fund iShares S&P Target Date 2010 Index Fund iShares S&P Target Date 2015 Index Fund iShares S&P Target Date 2020 Index Fund iShares S&P Target Date 2025 Index Fund iShares S&P Target Date 2030 Index Fund iShares S&P Target Date 2035 Index Fund iShares S&P Target Date 2040 Index Fund

iSHARES®

iShares®

Dear iShares Shareholder: Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online. To sign up for electronic delivery, please follow these simple steps: 1. Go to www.icsdelivery.com. 2. From the main page, select the first letter of your brokerage firm’s name. 3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser. 4. Fill out the appropriate information and provide the e-mail address where you would like your information sent. Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Fund Performance Overview

iSHARES® S&P ALLOCATION SERIES

Performance as of January 31, 2009

	Cumulative Total Returns
	Inception to 1/31/09

iSHARES ALLOCATION FUND	NAV	MARKET	INDEX
S&P Conservative	(1.53)%	0.21%	(1.50)%
S&P Moderate	(4.95)%	(4.51)%	(4.93)%
S&P Growth	(9.18)%	(9.10)%	(9.16)%
S&P Aggressive	(14.01)%	(13.98)%	(14.01)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 11/4/08 for each of the Funds.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of each Fund are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Funds (11/7/08), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares S&P Conservative Allocation Fund (the “Conservative Allocation Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Risk Conservative Index (the “Conservative Allocation Index”). The Conservative Allocation Index seeks to measure the performance of an asset allocation strategy targeted to a conservative risk profile. The Conservative Allocation Fund is designed for investors seeking current income, capital preservation and avoidance of excessive volatility of returns. The Conservative Allocation Fund invests in a representative sample of securities included in the Conservative Allocation Index that collectively has an investment profile similar to the Conservative Allocation Index. Due to the use of representative sampling, the Conservative Allocation Fund may or may not hold all of the securities that are included in the Conservative Allocation Index. For the period from November 4, 2008 (inception date of the Conservative Allocation Fund) through January 31, 2009, the total return for the Conservative Allocation Fund was (1.53)%, while the total return for the Conservative Allocation Index was (1.50)%.

The iShares S&P Moderate Allocation Fund (the “Moderate Allocation Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Risk Moderate Index (the “Moderate Allocation Index”). The Moderate Allocation Index seeks to measure the performance of an asset allocation strategy targeted to a moderate risk profile. The Moderate Allocation Fund is designed for investors seeking current income, some capital preservation and an opportunity for moderate to low capital appreciation. The Moderate Allocation Fund invests in a representative sample of securities included in the Moderate Allocation Index that collectively has an investment profile similar to the Moderate Allocation Index. Due to the use of representative sampling, the Moderate Allocation Fund may or may not hold all of the securities that are included in the Moderate Allocation Index. For the period from November 4, 2008 (inception date of the Moderate Allocation Fund) through January 31, 2009, the total return for the Moderate Allocation Fund was (4.95)%, while the total return for the Moderate Allocation Index was (4.93)%.

The iShares S&P Growth Allocation Fund (the “Growth Allocation Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Risk Growth Index (the “Growth Allocation Index”). The Growth Allocation Index seeks to measure the performance of an asset allocation strategy targeted to a growth focused risk profile. The Growth Allocation Fund is designed for investors seeking moderate capital appreciation and some opportunity for current income and capital

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview (Continued)

iSHARES® S&P ALLOCATION SERIES

preservation. The Growth Allocation Fund invests in a representative sample of securities included in the Growth Allocation Index that collectively has an investment profile similar to the Growth Allocation Index. Due to the use of representative sampling, the Growth Allocation Fund may or may not hold all of the securities that are included in the Growth Allocation Index. For the period from November 4, 2008 (inception date of the Growth Allocation Fund) through January 31, 2009, the total return for the Growth Allocation Fund was (9.18)%, while the total return for the Growth Allocation Index was (9.16)%.

The iShares S&P Aggressive Allocation Fund (the “Aggressive Allocation Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Risk Aggressive Index (the “Aggressive Allocation Index”). The Aggressive Allocation Index seeks to measure the performance of an asset allocation strategy targeted to an aggressive risk profile. The Aggressive Allocation Fund is designed for investors seeking long-term capital appreciation. The Aggressive Allocation Fund invests in a representative sample of securities included in the Aggressive Allocation Index that collectively has an investment profile similar to the Aggressive Allocation Index. Due to the use of representative sampling, the Aggressive Allocation Fund may or may not hold all of the securities that are included in the Aggressive Allocation Index. For the period from November 4, 2008 (inception date of the Aggressive Allocation Fund) through January 31, 2009, the total return for both the Aggressive Allocation Fund and Aggressive Allocation Index was (14.01)%.

UNDERLYING FUND ALLOCATION WEIGHTS*

(as of January 31, 2009)

Underlying Funds	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Domestic Equity
iShares S&P 500 Index Fund	8.86%	17.79%	20.95%	26.87%
iShares S&P MidCap 400 Index Fund	2.96%	2.97%	8.93%	21.90%
iShares S&P SmallCap 600 Index Fund	0.99%	1.98%	4.95%	7.95%
Total Domestic Equity	12.81%	22.74%	34.83%	56.72%

International Equity
iShares MSCI EAFE Index Fund	4.69%	10.90%	17.77%	19.98%
iShares MSCI Emerging Markets Index Fund	–	1.01%	2.02%	4.05%
Total International Equity	4.69%	11.91%	19.79%	24.03%

Domestic Fixed Income
iShares Barclays Aggregate Bond Fund	27.45%	26.26%	23.26%	14.18%
iShares Barclays Short Treasury Bond Fund	29.96%	24.03%	11.03%	–
iShares Barclays TIPS Bond Fund	22.15%	12.11%	10.11%	5.07%
Total Domestic Fixed Income	79.56%	62.40%	44.40%	19.25%

Domestic Real Estate
iShares Cohen & Steers Realty Majors Index Fund	2.94%	2.95%	0.98%	–
Total Domestic Real Estate	2.94%	2.95%	0.98%	–

Fund Total	100.00%	100.00%	100.00%	100.00%

*	Calculated as a percentage of total long-term investments. The asset allocation presented for each Fund is as of January 31, 2009, and will vary over time. Holdings are subject to change.

2	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P TARGET DATE SERIES

Performance as of January 31, 2009

	Cumulative Total Returns
	Inception to 1/31/09

iSHARES INDEX FUND	NAV	MARKET	INDEX
S&P Target Date Retirement Income	(2.40)%	2.13%	(2.38)%
S&P Target Date 2010	(4.46)%	(1.80)%	(4.43)%
S&P Target Date 2015	(6.45)%	(6.53)%	(6.43)%
S&P Target Date 2020	(8.35)%	(8.31)%	(8.33)%
S&P Target Date 2025	(10.09)%	(10.05)%	(10.07)%
S&P Target Date 2030	(11.83)%	(11.79)%	(11.79)%
S&P Target Date 2035	(13.19)%	(10.39)%	(13.17)%
S&P Target Date 2040	(14.09)%	(10.45)%	(14.09)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 11/4/08 for each of the Funds.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of each Fund are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Funds (11/7/08), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares S&P Target Date Retirement Income Index Fund (the “Retirement Income Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date Retirement Income Index (the “Retirement Income Index”). The Retirement Income Index seeks to represent asset allocations which target an immediate retirement horizon. The Retirement Income Fund invests in a representative sample of securities included in the Retirement Income Index that collectively has an investment profile similar to the Retirement Income Index. Due to the use of representative sampling, the Retirement Income Fund may or may not hold all of the securities that are included in the Retirement Income Index. For the period from November 4, 2008 (inception date of the Retirement Income Fund) through January 31, 2009, the total return for the Retirement Income Fund was (2.40)%, while the total return for the Retirement Income Index was (2.38)%.

The iShares S&P Target Date 2010 Index Fund (the “2010 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2010 Index (the “2010 Index”). The 2010 Index seeks to represent asset allocations which target an approximate 2010 retirement horizon. The 2010 Fund invests in a representative sample of securities included in the 2010 Index that collectively has an investment profile similar to the 2010 Index. Due to the use of representative sampling, the 2010 Fund may or may not hold all of the securities that are included in the 2010 Index. For the period from November 4, 2008 (inception date of the 2010 Fund) through January 31, 2009, the total return for the 2010 Fund was (4.46)%, while the total return for the 2010 Index was (4.43)%.

The iShares S&P Target Date 2015 Index Fund (the “2015 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2015 Index (the “2015 Index”). The 2015 Index seeks to represent the market consensus for asset allocations which target an approximate 2015 retirement horizon. The 2015 Fund invests in a representative sample of securities included in the 2015 Index that collectively has an investment profile similar to the 2015 Index. Due

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview (Continued)

iSHARES® S&P TARGET DATE SERIES

to the use of representative sampling, the 2015 Fund may or may not hold all of the securities that are included in the 2015 Index. For the period from November 4, 2008 (inception date of the 2015 Fund) through January 31, 2009, the total return for the 2015 Fund was (6.45)%, while the total return for the 2015 Index was (6.43)%.

The iShares S&P Target Date 2020 Index Fund (the “2020 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2020 Index (the “2020 Index”). The 2020 Index seeks to represent the market consensus for asset allocations which target an approximate 2020 retirement horizon. The 2020 Fund invests in a representative sample of securities included in the 2020 Index that collectively has an investment profile similar to the 2020 Index. Due to the use of representative sampling, the 2020 Fund may or may not hold all of the securities that are included in the 2020 Index. For the period from November 4, 2008 (inception date of the 2020 Fund) through January 31, 2009, the total return for the 2020 Fund was (8.35)%, while the total return for the 2020 Index was (8.33)%.

The iShares S&P Target Date 2025 Index Fund (the “2025 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2025 Index (the “2025 Index”). The 2025 Index seeks to represent the market consensus for asset allocations which target an approximate 2025 retirement horizon. The 2025 Fund invests in a representative sample of securities included in the 2025 Index that collectively has an investment profile similar to the 2025 Index. Due to the use of representative sampling, the 2025 Fund may or may not hold all of the securities that are included in the 2025 Index. For the period from November 4, 2008 (inception date of the 2025 Fund) through January 31, 2009, the total return for the 2025 Fund was (10.09)%, while the total return for the 2025 Index was (10.07)%.

The iShares S&P Target Date 2030 Index Fund (the “2030 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2030 Index (the “2030 Index”). The 2030 Index seeks to represent the market consensus for asset allocations which target an approximate 2030 retirement horizon. The 2030 Fund invests in a representative sample of securities included in the 2030 Index that collectively has an investment profile similar to the 2030 Index. Due to the use of representative sampling, the 2030 Fund may or may not hold all of the securities that are included in the 2030 Index. For the period from November 4, 2008 (inception date of the 2030 Fund) through January 31, 2009, the total return for the 2030 Fund was (11.83)%, while the total return for the 2030 Index was (11.79)%.

The iShares S&P Target Date 2035 Index Fund (the “2035 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2035 Index (the “2035 Index”). The 2035 Index seeks to represent the market consensus for asset allocations which target an approximate 2035 retirement horizon. The 2035 Fund invests in a representative sample of securities included in the 2035 Index that collectively has an investment profile similar to the 2035 Index. Due to the use of representative sampling, the 2035 Fund may or may not hold all of the securities that are included in the 2035 Index. For the period from November 4, 2008 (inception date of the 2035 Fund) through January 31, 2009, the total return for the 2035 Fund was (13.19)%, while the total return for the 2035 Index was (13.17)%.

The iShares S&P Target Date 2040 Index Fund (the “2040 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2040 Index (the “2040 Index”). The 2040 Index seeks to represent the market consensus for asset allocations which target an approximate 2040 retirement horizon. The 2040 Fund invests in a representative sample of securities included in the 2040 Index that collectively has an investment profile similar to the 2040 Index. Due to the use of representative sampling, the 2040 Fund may or may not hold all of the securities that are included in the 2040 Index. For the period from November 4, 2008 (inception date of the 2040 Fund) through January 31, 2009, the total return for both the 2040 Fund and 2040 Index was (14.09)%.

4	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P TARGET DATE SERIES

UNDERLYING FUND ALLOCATION WEIGHTS*

(as of January 31, 2009)

Underlying Funds	Retirement Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund
Domestic Equity
iShares S&P 500 Index Fund	20.40%	25.45%	30.78%	36.14%	41.33%	47.07%	51.88%	56.10%
iShares S&P MidCap 400 Index Fund	1.93%	2.56%	3.16%	3.81%	4.40%	4.94%	5.39%	5.79%
iShares S&P SmallCap 600 Index Fund	1.16%	1.62%	2.03%	2.39%	2.76%	3.16%	3.46%	3.63%
Total Domestic Equity	23.49%	29.63%	35.97%	42.34%	48.49%	55.17%	60.73%	65.52%

International Equity
iShares MSCI EAFE Index Fund	4.26%	6.39%	8.46%	10.41%	12.23%	13.87%	15.16%	16.07%
iShares MSCI Emerging Markets Index Fund	0.66%	1.10%	1.59%	1.99%	2.36%	2.67%	2.91%	3.04%
Total International Equity	4.92%	7.49%	10.05%	12.40%	14.59%	16.54%	18.07%	19.11%

Domestic Fixed Income
iShares Barclays Aggregate Bond Fund	49.31%	44.90%	40.29%	35.37%	30.46%	25.45%	20.45%	15.37%
iShares Barclays Short Treasury Bond Fund	14.97%	11.93%	9.02%	6.32%	3.90%	2.04%	–	–
iShares Barclays TIPS Bond Fund	6.48%	5.17%	3.80%	2.66%	1.67%	–	–	–
Total Domestic Fixed Income	70.76%	62.00%	53.11%	44.35%	36.03%	27.49%	20.45%	15.37%

Domestic Real Estate
iShares Cohen & Steers Realty Majors Index Fund	0.83%	0.88%	0.87%	0.91%	0.89%	0.80%	0.75%	–
Total Domestic Real Estate	0.83%	0.88%	0.87%	0.91%	0.89%	0.80%	0.75%	–

Fund Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

*	Calculated as a percentage of total long-term investments. The asset allocation presented for each Fund is as of January 31, 2009, and will vary over time. Holdings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 4, 2008 (commencement of operations) to January 31, 2009.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Allocation/Index Fund	Beginning Account Value (11/4/08)	Ending Account Value (1/31/09)	Annualized Expense Ratio[a]	Expenses Paid During Period[a,b] (11/4/08 to 1/31/09)
S&P Conservative
Actual	$1,000.00	$ 984.70	0.11%	$0.26
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Moderate
Actual	1,000.00	950.50	0.11	0.26
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Growth
Actual	1,000.00	908.20	0.11	0.25
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Aggressive
Actual	1,000.00	859.90	0.11	0.25
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56

6	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Allocation/Index Fund	Beginning Account Value (11/4/08)	Ending Account Value (1/31/09)	Annualized Expense Ratio[a]	Expenses Paid During Period[a,b] (11/4/08 to 1/31/09)
S&P Target Date Retirement Income
Actual	$1,000.00	$ 976.00	0.11%	$0.26
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Target Date 2010
Actual	1,000.00	955.40	0.11	0.26
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Target Date 2015
Actual	1,000.00	935.50	0.11	0.26
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Target Date 2020
Actual	1,000.00	916.50	0.11	0.25
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Target Date 2025
Actual	1,000.00	899.10	0.11	0.25
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Target Date 2030
Actual	1,000.00	881.70	0.11	0.25
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Target Date 2035
Actual	1,000.00	868.10	0.11	0.25
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Target Date 2040
Actual	1,000.00	859.10	0.11	0.25
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56

[a]	Annualized expense ratios and expenses paid during the period do not include fees and expenses of the underlying funds in which each Fund invests.
[b]

Actual expenses for the Funds, which commenced operations on November 4, 2008, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (88 days) and divided by the number of days in the year (365 days). Hypothetical expenses, which are based on a hypothetical half-year, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® S&P CONSERVATIVE ALLOCATION FUND

January 31, 2009

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.78%

DOMESTIC FIXED INCOME – 79.39%
iShares Barclays Aggregate Bond Fund	6,698	$683,866
iShares Barclays Short Treasury Bond Fund	6,764	746,272
iShares Barclays TIPS Bond Fund	5,567	551,690

		1,981,828

DOMESTIC EQUITY – 15.71%
iShares Cohen & Steers Realty Majors Index Fund	2,024	73,188
iShares S&P 500 Index Fund	2,664	220,659
iShares S&P MidCap 400 Index Fund	1,484	73,799
iShares S&P SmallCap 600 Index Fund	634	24,586

		392,232

INTERNATIONAL EQUITY – 4.68%
iShares MSCI EAFE Index Fund	3,020	116,874

		116,874

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $2,554,206)		2,490,934

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.10%

MONEY MARKET FUNDS – 0.10%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%[a]	2,433	$2,433

		2,433

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,433)		2,433

TOTAL INVESTMENTS IN SECURITIES – 99.88% (Cost: $2,556,639)		2,493,367

Other Assets, Less Liabilities – 0.12%		2,963

NET ASSETS – 100.00%		$2,496,330

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

8	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P MODERATE ALLOCATION FUND

January 31, 2009

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.82%

DOMESTIC FIXED INCOME – 62.29%
iShares Barclays Aggregate
Bond Fund	15,536	$1,586,226
iShares Barclays Short Treasury
Bond Fund	13,153	1,451,171
iShares Barclays TIPS Bond Fund	7,381	731,457

		3,768,854

DOMESTIC EQUITY – 25.64%
iShares Cohen & Steers Realty
Majors Index Fund	4,919	177,871
iShares S&P 500 Index Fund	12,974	1,074,636
iShares S&P MidCap 400 Index Fund	3,608	179,426
iShares S&P SmallCap 600
Index Fund	3,081	119,481

		1,551,414

INTERNATIONAL EQUITY – 11.89%
iShares MSCI EAFE Index Fund	17,006	658,132
iShares MSCI Emerging Markets
Index Fund	2,690	60,875

		719,007

TOTAL EXCHANGE-TRADED FUNDS (Cost: $6,291,098)		6,039,275

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.09%

MONEY MARKET FUNDS – 0.09%
Barclays Global Investors Funds
Treasury Money Market
Fund, Institutional Shares
0.09%[a]	5,376	$5,376

		5,376

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,376)		5,376

TOTAL INVESTMENTS IN SECURITIES – 99.91% (Cost: $6,296,474)		6,044,651

Other Assets, Less Liabilities – 0.09%		5,601

NET ASSETS – 100.00%		$6,050,252

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited)

iSHARES® S&P GROWTH ALLOCATION FUND

January 31, 2009

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.90%

DOMESTIC FIXED INCOME – 44.36%
iShares Barclays Aggregate
Bond Fund	21,186	$2,163,091
iShares Barclays Short Treasury
Bond Fund	9,305	1,026,621
iShares Barclays TIPS Bond Fund	9,494	940,855

		4,130,567

DOMESTIC EQUITY – 35.78%
iShares Cohen & Steers Realty
Majors Index Fund	2,531	91,521
iShares S&P 500 Index Fund[a]	23,529	1,948,907
iShares S&P MidCap 400 Index Fund	16,708	830,889
iShares S&P SmallCap 600
Index Fund	11,887	460,978

		3,332,295

INTERNATIONAL EQUITY – 19.76%
iShares MSCI EAFE Index Fund	42,723	1,653,380
iShares MSCI Emerging Markets
Index Fund	8,304	187,919

		1,841,299

TOTAL EXCHANGE-TRADED FUNDS (Cost: $9,764,221)		9,304,161

Security	Shares	Value
SHORT-TERM INVESTMENTS – 14.97%

MONEY MARKET FUNDS – 14.97%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 0.93%[b,c]	1,191,403	$1,191,403
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 0.56%[b,c]	192,597	192,597
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.09%[b]	9,875	9,875

		1,393,875

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,393,875)		1,393,875

TOTAL INVESTMENTS IN SECURITIES – 114.87% (Cost: $11,158,096)		10,698,036

Other Assets, Less Liabilities – (14.87)%		(1,385,187)

NET ASSETS – 100.00%		$9,312,849

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

10	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P AGGRESSIVE ALLOCATION FUND

January 31, 2009

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.99%

DOMESTIC EQUITY – 56.71%
iShares S&P 500 Index Fund	50,328	$4,168,668
iShares S&P MidCap 400 Index Fund	68,364	3,399,742
iShares S&P SmallCap 600
Index Fund	31,837	1,234,639

		8,803,049

INTERNATIONAL EQUITY – 24.03%
iShares MSCI EAFE Index Fund	80,124	3,100,799
iShares MSCI Emerging Markets
Index Fund	27,801	629,137

		3,729,936

DOMESTIC FIXED INCOME – 19.25%
iShares Barclays Aggregate
Bond Fund	21,548	2,200,051
iShares Barclays TIPS Bond Fund	7,946	787,448

		2,987,499

TOTAL EXCHANGE-TRADED FUNDS (Cost: $16,433,276)		15,520,484

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.16%

MONEY MARKET FUNDS – 0.16%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.09%[a]	24,740	$24,740

		24,740

TOTAL SHORT-TERM INVESTMENTS (Cost: $24,740)		24,740

TOTAL INVESTMENTS IN SECURITIES – 100.15% (Cost: $16,458,016)		15,545,224

Other Assets, Less Liabilities – (0.15)%		(23,591)

NET ASSETS – 100.00%		$15,521,633

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE RETIREMENT INCOME INDEX FUND

January 31, 2009

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.92%

DOMESTIC FIXED INCOME – 70.70%
iShares Barclays Aggregate
Bond Fund[a]	11,964	$1,221,524
iShares Barclays Short Treasury
Bond Fund	3,363	371,040
iShares Barclays TIPS Bond Fund	1,621	160,641

		1,753,205

DOMESTIC EQUITY – 24.31%
iShares Cohen & Steers Realty
Majors Index Fund	571	20,647
iShares S&P 500 Index Fund	6,102	505,429
iShares S&P MidCap 400 Index Fund	964	47,940
iShares S&P SmallCap 600
Index Fund	743	28,813

		602,829

INTERNATIONAL EQUITY – 4.91%
iShares MSCI EAFE Index Fund	2,727	105,535
iShares MSCI Emerging Markets
Index Fund	722	16,339

		121,874

TOTAL EXCHANGE-TRADED FUNDS (Cost: $2,555,492)		2,477,908

Security	Shares	Value
SHORT-TERM INVESTMENTS – 8.46%

MONEY MARKET FUNDS – 8.46%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 0.93%[b,c]	178,624	$178,624
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 0.56%[b,c]	28,876	28,876
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.09%[b]	2,355	2,355

		209,855

TOTAL SHORT-TERM INVESTMENTS
(Cost: $209,855)		209,855

TOTAL INVESTMENTS IN SECURITIES – 108.38% (Cost: $2,765,347)		2,687,763

Other Assets, Less Liabilities – (8.38)%		(207,722)

NET ASSETS – 100.00%		$2,480,041

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

12	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2010 INDEX FUND

January 31, 2009

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.92%

DOMESTIC FIXED INCOME – 61.94%
iShares Barclays Aggregate Bond Fund	10,695	$1,091,959
iShares Barclays Short Treasury Bond Fund	2,630	290,168
iShares Barclays TIPS Bond Fund	1,268	125,659

		1,507,786

DOMESTIC EQUITY – 30.49%
iShares Cohen & Steers Realty Majors Index Fund	591	21,371
iShares S&P 500 Index Fund	7,474	619,071
iShares S&P MidCap 400 Index Fund	1,252	62,262
iShares S&P SmallCap 600 Index Fund	1,015	39,362

		742,066

INTERNATIONAL EQUITY – 7.49%
iShares MSCI EAFE Index Fund	4,018	155,497
iShares MSCI Emerging Markets Index Fund	1,186	26,839

		182,336

TOTAL EXCHANGE-TRADED FUNDS (Cost: $2,562,989)		2,432,188

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.09%

MONEY MARKET FUNDS – 0.09%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.09%[a]	2,303	$2,303

		2,303

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,303)		2,303

TOTAL INVESTMENTS IN SECURITIES – 100.01% (Cost: $2,565,292)		2,434,491

Other Assets, Less Liabilities – (0.01)%		(234)

NET ASSETS – 100.00%		$2,434,257

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2015 INDEX FUND

January 31, 2009

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.92%

DOMESTIC FIXED INCOME – 53.07%
iShares Barclays Aggregate Bond Fund	9,423	$962,088
iShares Barclays Short Treasury Bond Fund	1,953	215,475
iShares Barclays TIPS Bond Fund	916	90,776

		1,268,339

DOMESTIC EQUITY – 36.81%
iShares Cohen & Steers Realty Majors Index Fund	574	20,756
iShares S&P 500 Index Fund	8,873	734,951
iShares S&P MidCap 400 Index Fund	1,517	75,440
iShares S&P SmallCap 600 Index Fund	1,250	48,475

		879,622

INTERNATIONAL EQUITY – 10.04%
iShares MSCI EAFE Index Fund	5,219	201,975
iShares MSCI Emerging Markets Index Fund	1,683	38,086

		240,061

TOTAL EXCHANGE-TRADED FUNDS (Cost: $2,570,655)		2,388,022

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.09%

MONEY MARKET FUNDS – 0.09%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.09%[a]	2,259	$2,259

		2,259

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,259)		2,259

TOTAL INVESTMENTS IN SECURITIES – 100.01% (Cost: $2,572,914)		2,390,281

Other Assets, Less Liabilities – (0.01)%		(230)

NET ASSETS – 100.00%		$2,390,051

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

14	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2020 INDEX FUND

January 31, 2009

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.91%

DOMESTIC FIXED INCOME – 44.31%
iShares Barclays Aggregate Bond Fund	8,124	$829,461
iShares Barclays Short Treasury Bond Fund	1,343	148,173
iShares Barclays TIPS Bond Fund	630	62,433

		1,040,067

DOMESTIC EQUITY – 43.21%
iShares Cohen & Steers Realty Majors Index Fund	591	21,371
iShares S&P 500 Index Fund	10,233	847,599
iShares S&P MidCap 400 Index Fund	1,795	89,265
iShares S&P SmallCap 600 Index Fund	1,444	55,998

		1,014,233

INTERNATIONAL EQUITY – 12.39%
iShares MSCI EAFE Index Fund	6,304	243,965
iShares MSCI Emerging Markets Index Fund	2,066	46,754

		290,719

TOTAL EXCHANGE-TRADED FUNDS (Cost: $2,577,354)		2,345,019

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.10%

MONEY MARKET FUNDS – 0.10%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.09%[a]	2,229	$2,229

		2,229

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,229)		2,229

TOTAL INVESTMENTS IN SECURITIES – 100.01% (Cost: $2,579,583)		2,347,248

Other Assets, Less Liabilities – (0.01)%		(227)

NET ASSETS – 100.00%		$2,347,021

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2025 INDEX FUND

January 31, 2009

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.91%

DOMESTIC EQUITY – 49.33%
iShares Cohen & Steers Realty Majors Index Fund	1,986	$71,814
iShares S&P 500 Index Fund	40,262	3,334,901
iShares S&P MidCap 400 Index Fund	7,142	355,172
iShares S&P SmallCap 600 Index Fund	5,749	222,946

		3,984,833

DOMESTIC FIXED INCOME – 36.00%
iShares Barclays Aggregate Bond Fund	24,074	2,457,955
iShares Barclays Short Treasury Bond Fund	2,856	315,103
iShares Barclays TIPS Bond Fund	1,358	134,578

		2,907,636

INTERNATIONAL EQUITY – 14.58%
iShares MSCI EAFE Index Fund	25,512	987,314
iShares MSCI Emerging Markets Index Fund	8,406	190,228

		1,177,542

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $8,634,124)		8,070,011

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.10%

MONEY MARKET FUNDS – 0.10%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.09%[a]	8,288	$8,288

		8,288

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,288)		8,288

TOTAL INVESTMENTS IN SECURITIES – 100.01% (Cost: $8,642,412)		8,078,299

Other Assets, Less Liabilities – (0.01)%		(576)

NET ASSETS – 100.00%		$8,077,723

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

16	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2030 INDEX FUND

January 31, 2009

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.91%

DOMESTIC EQUITY – 55.93%
iShares Cohen & Steers Realty Majors Index Fund	498	$18,008
iShares S&P 500 Index Fund	12,873	1,066,270
iShares S&P MidCap 400 Index Fund	2,252	111,992
iShares S&P SmallCap 600 Index Fund	1,846	71,588

		1,267,858

DOMESTIC FIXED INCOME – 27.46%
iShares Barclays Aggregate Bond Fund	5,646	576,457
iShares Barclays Short Treasury Bond Fund	418	46,118

		622,575

INTERNATIONAL EQUITY – 16.52%
iShares MSCI EAFE Index Fund	8,115	314,050
iShares MSCI Emerging Markets Index Fund	2,673	60,490

		374,540

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $2,587,841)		2,264,973

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.10%

MONEY MARKET FUNDS – 0.10%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.09%[a]	2,173	$2,173

		2,173

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,173)		2,173

TOTAL INVESTMENTS IN SECURITIES – 100.01% (Cost: $2,590,014)		2,267,146

Other Assets, Less Liabilities – (0.01)%		(221)

NET ASSETS – 100.00%		$2,266,925

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2035 INDEX FUND

January 31, 2009

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.83%

DOMESTIC EQUITY – 61.38%
iShares Cohen & Steers Realty Majors Index Fund	466	$16,851
iShares S&P 500 Index Fund	13,981	1,158,046
iShares S&P MidCap 400 Index Fund	2,421	120,396
iShares S&P SmallCap 600 Index Fund	1,993	77,289

		1,372,582

DOMESTIC FIXED INCOME – 20.41%
iShares Barclays Aggregate Bond Fund	4,471	456,489

		456,489

INTERNATIONAL EQUITY – 18.04%
iShares MSCI EAFE Index Fund	8,748	338,548
iShares MSCI Emerging Markets Index Fund	2,867	64,880

		403,428

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $2,591,406)		2,232,499

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.18%

MONEY MARKET FUNDS – 0.18%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.09%[a]	3,996	$3,996

		3,996

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,996)		3,996

TOTAL INVESTMENTS IN SECURITIES – 100.01% (Cost: $2,595,402)		2,236,495

Other Assets, Less Liabilities – (0.01)%		(212)

NET ASSETS – 100.00%		$2,236,283

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

18	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2040 INDEX FUND

January 31, 2009

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.85%

DOMESTIC EQUITY – 65.42%
iShares S&P 500 Index Fund	14,970	$1,239,965
iShares S&P MidCap 400 Index Fund	2,572	127,906
iShares S&P SmallCap 600 Index Fund	2,071	80,314

		1,448,185

INTERNATIONAL EQUITY – 19.08%
iShares MSCI EAFE Index Fund	9,179	355,227
iShares MSCI Emerging Markets Index Fund	2,972	67,256

		422,483

DOMESTIC FIXED INCOME – 15.35%
iShares Barclays Aggregate Bond Fund	3,328	339,789

		339,789

TOTAL EXCHANGE-TRADED FUNDS (Cost: $2,592,861)		2,210,457

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.16%

MONEY MARKET FUNDS – 0.16%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.09%[a]	3,502	$3,502

		3,502

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,502)		3,502

TOTAL INVESTMENTS IN SECURITIES – 100.01% (Cost: $2,596,363)		2,213,959

Other Assets, Less Liabilities – (0.01)%		(210)

NET ASSETS – 100.00%		$2,213,749

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2009

	iShares S&P Allocation Fund

	Conservative	Moderate	Growth	Aggressive

ASSETS
Investments, at cost	$2,556,639	$6,296,474	$11,158,096	$16,458,016

Investments in securities, at fair value (including securities on loana) (Note 1)	$2,493,367	$6,044,651	$10,698,036	$15,545,224
Receivables:
Investment securities sold	270,087	559,080	1,082,173	1,350,308
Securities lending income	2	11	315	730

Total Assets	2,763,456	6,603,742	11,780,524	16,896,262

LIABILITIES
Payables:
Investment securities purchased	266,821	552,953	1,082,703	1,369,899
Collateral for securities on loan (Note 5)	–	–	1,384,000	–
Capital shares redeemed	–	–	–	2,910
Investment advisory fees (Note 2)	305	537	972	1,820

Total Liabilities	267,126	553,490	2,467,675	1,374,629

NET ASSETS	$2,496,330	$6,050,252	$9,312,849	$15,521,633

Net assets consist of:
Paid-in capital	$2,409,071	$6,206,775	$9,278,262	$16,499,771
Undistributed (distributions in excess of) net investment income	(894)	118	(2,252)	10,846
Undistributed net realized gain (accumulated net realized loss)	151,425	95,182	496,899	(76,192)
Net unrealized depreciation	(63,272)	(251,823)	(460,060)	(912,792)

NET ASSETS	$2,496,330	$6,050,252	$9,312,849	$15,521,633

Shares outstanding[b]	100,000	250,000	400,000	700,000

Net asset value per share	$24.96	$24.20	$23.28	$22.17

[a]	Securities on loan with market values of $–, $–, $1,355,680 and $–, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

20	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2009

	iShares S&P Target Date Index Fund

	Retirement Income	2010	2015	2020

ASSETS
Investments, at cost	$2,765,347	$2,565,292	$2,572,914	$2,579,583

Investments in securities, at fair value (including securities on loana) (Note 1)	$2,687,763	$2,434,491	$2,390,281	$2,347,248
Receivables:
Securities lending income	15	–	–	–

Total Assets	2,687,778	2,434,491	2,390,281	2,347,248

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	207,500	–	–	–
Investment advisory fees (Note 2)	237	234	230	227

Total Liabilities	207,737	234	230	227

NET ASSETS	$2,480,041	$2,434,257	$2,390,051	$2,347,021

Net assets consist of:
Paid-in capital	$2,558,432	$2,566,411	$2,574,354	$2,581,346
Distributions in excess of net investment income	(683)	(733)	(732)	(728)
Accumulated net realized loss	(124)	(620)	(938)	(1,262)
Net unrealized depreciation	(77,584)	(130,801)	(182,633)	(232,335)

NET ASSETS	$2,480,041	$2,434,257	$2,390,051	$2,347,021

Shares outstanding[b]	100,000	100,000	100,000	100,000

Net asset value per share	$24.80	$24.34	$23.90	$23.47

[a]	Securities on loan with market values of $202,980, $–, $– and $–, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2009

	iShares S&P Target Date Index Fund

	2025	2030	2035	2040

ASSETS
Investments, at cost	$8,642,412	$2,590,014	$2,595,402	$2,596,363

Investments in securities, at fair value (Note 1)	$8,078,299	$2,267,146	$2,236,495	$2,213,959
Receivables:
Securities lending income	189	–	7	8

Total Assets	8,078,488	2,267,146	2,236,502	2,213,967

LIABILITIES
Payables:
Investment advisory fees (Note 2)	765	221	219	218

Total Liabilities	765	221	219	218

NET ASSETS	$8,077,723	$2,266,925	$2,236,283	$2,213,749

Net assets consist of:
Paid-in capital	$8,648,515	$2,593,580	$2,598,154	$2,599,981
Distributions in excess of net investment income	(1,656)	(1,712)	(707)	(1,309)
Accumulated net realized loss	(5,023)	(2,075)	(2,257)	(2,519)
Net unrealized depreciation	(564,113)	(322,868)	(358,907)	(382,404)

NET ASSETS	$8,077,723	$2,266,925	$2,236,283	$2,213,749

Shares outstanding[a]	350,000	100,000	100,000	100,000

Net asset value per share	$23.08	$22.67	$22.36	$22.14

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

22	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Period ended January 31, 2009

	iShares S&P Allocation Fund

	Conservative[a]	Moderate[a]	Growth[a]	Aggressive[a]

NET INVESTMENT INCOME
Dividends	$28,577	$31,004	$100,665	$141,791
Securities lending income	8	19	1,094	1,373

Total investment income	28,585	31,023	101,759	143,164

EXPENSES
Investment advisory fees (Note 2)	2,525	2,753	5,746	6,880

Total expenses	2,525	2,753	5,746	6,880
Less investment advisory fees waived (Note 2)	(1,414)	(1,542)	(3,218)	(3,853)

Net expenses	1,111	1,211	2,528	3,027

Net investment income	27,474	29,812	99,231	140,137

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(84)	(31,510)	(118,822)	(248,499)
In-kind redemptions	151,509	126,692	615,721	172,307

Net realized gain (loss)	151,425	95,182	496,899	(76,192)

Net change in unrealized appreciation (depreciation)	(63,272)	(251,823)	(460,060)	(912,792)

Net realized and unrealized gain (loss)	88,153	(156,641)	36,839	(988,984)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$115,627	$(126,829)	$136,070	$(848,847)

[a]	For the period from November 4, 2008 (commencement of operations) to January 31, 2009.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Period ended January 31, 2009

	iShares S&P Target Date Index Fund

	Retirement Income[a]	2010[a]	2015[a]	2020[a]

NET INVESTMENT INCOME
Dividends	$17,174	$17,932	$18,639	$19,246
Securities lending income	17	–	–	–

Total investment income	17,191	17,932	18,639	19,246

EXPENSES
Investment advisory fees (Note 2)	1,512	1,493	1,475	1,457

Total expenses	1,512	1,493	1,475	1,457
Less investment advisory fees waived (Note 2)	(847)	(836)	(826)	(816)

Net expenses	665	657	649	641

Net investment income	16,526	17,275	17,990	18,605

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from investments	(124)	(620)	(938)	(1,262)

Net change in unrealized appreciation (depreciation)	(77,584)	(130,801)	(182,633)	(232,335)

Net realized and unrealized loss	(77,708)	(131,421)	(183,571)	(233,597)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(61,182)	$(114,146)	$(165,581)	$(214,992)

[a]	For the period from November 4, 2008 (commencement of operations) to January 31, 2009.

See notes to financial statements.

24	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Period ended January 31, 2009

	iShares S&P Target Date Index Fund

	2025[a]	2030[a]	2035[a]	2040[a]

NET INVESTMENT INCOME
Dividends	$59,207	$20,178	$20,366	$20,002
Securities lending income	645	–	12	13

Total investment income	59,852	20,178	20,378	20,015

EXPENSES
Investment advisory fees (Note 2)	4,265	1,425	1,411	1,402

Total expenses	4,265	1,425	1,411	1,402
Less investment advisory fees waived (Note 2)	(2,389)	(798)	(790)	(785)

Net expenses	1,876	627	621	617

Net investment income	57,976	19,551	19,757	19,398

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from investments	(5,023)	(2,075)	(2,257)	(2,519)

Net change in unrealized appreciation (depreciation)	(564,113)	(322,868)	(358,907)	(382,404)

Net realized and unrealized loss	(569,136)	(324,943)	(361,164)	(384,923)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(511,160)	$(305,392)	$(341,407)	$(365,525)

[a]	For the period from November 4, 2008 (commencement of operations) to January 31, 2009.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P Conservative Allocation Fund	iShares S&P Moderate Allocation Fund
	Period from November 4, 2008[a] to January 31, 2009 (Unaudited)	Period from November 4, 2008[a] to January 31, 2009 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$27,474	$29,812
Net realized gain	151,425	95,182
Net change in unrealized appreciation (depreciation)	(63,272)	(251,823)

Net increase (decrease) in net assets resulting from operations	115,627	(126,829)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(28,368)	(29,694)

Total distributions to shareholders	(28,368)	(29,694)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,244,902	8,746,800
Cost of shares redeemed	(3,835,831)	(2,540,025)

Net increase in net assets from capital share transactions	2,409,071	6,206,775

INCREASE IN NET ASSETS	2,496,330	6,050,252

NET ASSETS
Beginning of period	–	–

End of period	$2,496,330	$6,050,252

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(894)	$118

SHARES ISSUED AND REDEEMED
Shares sold	250,000	350,000
Shares redeemed	(150,000)	(100,000)

Net increase in shares outstanding	100,000	250,000

[a]	Commencement of operations.

See notes to financial statements.

26	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Growth Allocation Fund	iShares S&P Aggressive Allocation Fund
	Period from November 4, 2008[a] to January 31, 2009 (Unaudited)	Period from November 4, 2008[a] to January 31, 2009 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$99,231	$140,137
Net realized gain (loss)	496,899	(76,192)
Net change in unrealized appreciation (depreciation)	(460,060)	(912,792)

Net increase (decrease) in net assets resulting from operations	136,070	(848,847)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(101,483)	(129,291)

Total distributions to shareholders	(101,483)	(129,291)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	22,905,461	21,080,144
Cost of shares redeemed	(13,627,199)	(4,580,373)

Net increase in net assets from capital share transactions	9,278,262	16,499,771

INCREASE IN NET ASSETS	9,312,849	15,521,633

NET ASSETS
Beginning of period	–	–

End of period	$9,312,849	$15,521,633

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(2,252)	$10,846

SHARES ISSUED AND REDEEMED
Shares sold	950,000	900,000
Shares redeemed	(550,000)	(200,000)

Net increase in shares outstanding	400,000	700,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Target Date Retirement Income Index Fund	iShares S&P Target Date 2010 Index Fund
	Period from November 4, 2008[a] to January 31, 2009 (Unaudited)	Period from November 4, 2008[a] to January 31, 2009 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$16,526	$17,275
Net realized loss	(124)	(620)
Net change in unrealized appreciation (depreciation)	(77,584)	(130,801)

Net decrease in net assets resulting from operations	(61,182)	(114,146)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(17,209)	(18,008)

Total distributions to shareholders	(17,209)	(18,008)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,558,432	2,566,411

Net increase in net assets from capital share transactions	2,558,432	2,566,411

INCREASE IN NET ASSETS	2,480,041	2,434,257

NET ASSETS
Beginning of period	–	–

End of period	$2,480,041	$2,434,257

Distributions in excess of net investment income included in net assets at end of period	$(683)	$(733)

SHARES ISSUED
Shares sold	100,000	100,000

Net increase in shares outstanding	100,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

28	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Target Date 2015 Index Fund	iShares S&P Target Date 2020 Index Fund
	Period from November 4, 2008[a] to January 31, 2009 (Unaudited)	Period from November 4, 2008[a] to January 31, 2009 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$17,990	$18,605
Net realized loss	(938)	(1,262)
Net change in unrealized appreciation (depreciation)	(182,633)	(232,335)

Net decrease in net assets resulting from operations	(165,581)	(214,992)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(18,722)	(19,333)

Total distributions to shareholders	(18,722)	(19,333)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,574,354	2,581,346

Net increase in net assets from capital share transactions	2,574,354	2,581,346

INCREASE IN NET ASSETS	2,390,051	2,347,021

NET ASSETS
Beginning of period	–	–

End of period	$2,390,051	$2,347,021

Distributions in excess of net investment income included in net assets at end of period	$(732)	$(728)

SHARES ISSUED
Shares sold	100,000	100,000

Net increase in shares outstanding	100,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Target Date 2025 Index Fund	iShares S&P Target Date 2030 Index Fund
	Period from November 4, 2008[a] to January 31, 2009 (Unaudited)	Period from November 4, 2008[a] to January 31, 2009 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$57,976	$19,551
Net realized loss	(5,023)	(2,075)
Net change in unrealized appreciation (depreciation)	(564,113)	(322,868)

Net decrease in net assets resulting from operations	(511,160)	(305,392)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(59,632)	(21,263)

Total distributions to shareholders	(59,632)	(21,263)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,648,515	2,593,580

Net increase in net assets from capital share transactions	8,648,515	2,593,580

INCREASE IN NET ASSETS	8,077,723	2,266,925

NET ASSETS
Beginning of period	–	–

End of period	$8,077,723	$2,266,925

Distributions in excess of net investment income included in net assets at end of period	$(1,656)	$(1,712)

SHARES ISSUED
Shares sold	350,000	100,000

Net increase in shares outstanding	350,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

30	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Target Date 2035 Index Fund	iShares S&P Target Date 2040 Index Fund
	Period from November 4, 2008[a] to January 31, 2009 (Unaudited)	Period from November 4, 2008[a] to January 31, 2009 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$19,757	$19,398
Net realized loss	(2,257)	(2,519)
Net change in unrealized appreciation (depreciation)	(358,907)	(382,404)

Net decrease in net assets resulting from operations	(341,407)	(365,525)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(20,464)	(20,707)

Total distributions to shareholders	(20,464)	(20,707)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,598,154	2,599,981

Net increase in net assets from capital share transactions	2,598,154	2,599,981

INCREASE IN NET ASSETS	2,236,283	2,213,749

NET ASSETS
Beginning of period	–	–

End of period	$2,236,283	$2,213,749

Distributions in excess of net investment income included in net assets at end of period	$(707)	$(1,309)

SHARES ISSUED
Shares sold	100,000	100,000

Net increase in shares outstanding	100,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Conservative Allocation Fund

Period from Nov. 4, 2008[a] to Jan. 31, 2009 (Unaudited)

Net asset value, beginning of period	$25.44

Income from investment operations:
Net investment income[b]	0.17
Net realized and unrealized loss[c]	(0.54)

Total from investment operations	(0.37)

Less distributions from:
Net investment income	(0.11)

Total distributions	(0.11)

Net asset value, end of period	$24.96

Total return	(1.53)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,496
Ratio of expenses to average net assets[e,f]	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%
Ratio of net investment income to average net assets[e,f]	2.72%
Portfolio turnover rate[g]	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

32	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Moderate Allocation Fund

Period from Nov. 4, 2008[a] to Jan. 31, 2009 (Unaudited)

Net asset value, beginning of period	$25.60

Income from investment operations:
Net investment income[b]	0.16
Net realized and unrealized loss[c]	(1.41)

Total from investment operations	(1.25)

Less distributions from:
Net investment income	(0.15)

Total distributions	(0.15)

Net asset value, end of period	$24.20

Total return	(4.95)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,050
Ratio of expenses to average net assets[e,f]	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%
Ratio of net investment income to average net assets[e,f]	2.71%
Portfolio turnover rate[g]	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Growth Allocation Fund

Period from Nov. 4, 2008[a] to Jan. 31, 2009 (Unaudited)

Net asset value, beginning of period	$25.79

Income from investment operations:
Net investment income[b]	0.25
Net realized and unrealized loss[c]	(2.59)

Total from investment operations	(2.34)

Less distributions from:
Net investment income	(0.17)

Total distributions	(0.17)

Net asset value, end of period	$23.28

Total return	(9.18)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,313
Ratio of expenses to average net assets[e,f]	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%
Ratio of net investment income to average net assets[e,f]	4.32%
Portfolio turnover rate[g]	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

34	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Aggressive Allocation Fund

Period from Nov. 4, 2008[a] to Jan. 31, 2009 (Unaudited)

Net asset value, beginning of period	$25.96

Income from investment operations:
Net investment income[b]	0.29
Net realized and unrealized loss[c]	(3.91)

Total from investment operations	(3.62)

Less distributions from:
Net investment income	(0.17)

Total distributions	(0.17)

Net asset value, end of period	$22.17

Total return	(14.01)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$15,522
Ratio of expenses to average net assets[e,f]	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%
Ratio of net investment income to average net assets[e,f]	5.09%
Portfolio turnover rate[g]	14%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Target Date Retirement Income Index Fund

Period from Nov. 4, 2008[a] to Jan. 31, 2009 (Unaudited)

Net asset value, beginning of period	$25.58

Income from investment operations:
Net investment income[b]	0.17
Net realized and unrealized loss[c]	(0.78)

Total from investment operations	(0.61)

Less distributions from:
Net investment income	(0.17)

Total distributions	(0.17)

Net asset value, end of period	$24.80

Total return	(2.40)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,480
Ratio of expenses to average net assets[e,f]	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%
Ratio of net investment income to average net assets[e,f]	2.73%
Portfolio turnover rate[g]	0%[h]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Rounds to less than 1%.

See notes to financial statements.

36	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Target Date 2010 Index Fund

Period from Nov. 4, 2008[a] to Jan. 31, 2009 (Unaudited)

Net asset value, beginning of period	$25.66

Income from investment operations:
Net investment income[b]	0.17
Net realized and unrealized loss[c]	(1.31)

Total from investment operations	(1.14)

Less distributions from:
Net investment income	(0.18)

Total distributions	(0.18)

Net asset value, end of period	$24.34

Total return	(4.46)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,434
Ratio of expenses to average net assets[e,f]	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%
Ratio of net investment income to average net assets[e,f]	2.89%
Portfolio turnover rate[g]	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Target Date 2015 Index Fund

Period from Nov. 4, 2008[a] to Jan. 31, 2009 (Unaudited)

Net asset value, beginning of period	$25.74

Income from investment operations:
Net investment income[b]	0.18
Net realized and unrealized loss[c]	(1.83)

Total from investment operations	(1.65)

Less distributions from:
Net investment income	(0.19)

Total distributions	(0.19)

Net asset value, end of period	$23.90

Total return	(6.45)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,390
Ratio of expenses to average net assets[e,f]	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%
Ratio of net investment income to average net assets[e,f]	3.05%
Portfolio turnover rate[g]	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Target Date 2020 Index Fund

Period from Nov. 4, 2008[a] to Jan. 31, 2009 (Unaudited)

Net asset value, beginning of period	$25.81

Income from investment operations:
Net investment income[b]	0.19
Net realized and unrealized loss[c]	(2.34)

Total from investment operations	(2.15)

Less distributions from:
Net investment income	(0.19)

Total distributions	(0.19)

Net asset value, end of period	$23.47

Total return	(8.35)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,347
Ratio of expenses to average net assets[e,f]	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%
Ratio of net investment income to average net assets[e,f]	3.19%
Portfolio turnover rate[g]	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Target Date 2025 Index Fund

Period from Nov. 4, 2008[a] to Jan. 31, 2009 (Unaudited)

Net asset value, beginning of period	$25.88

Income from investment operations:
Net investment income[b]	0.20
Net realized and unrealized loss[c]	(2.80)

Total from investment operations	(2.60)

Less distributions from:
Net investment income	(0.20)

Total distributions	(0.20)

Net asset value, end of period	$23.08

Total return	(10.09)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,078
Ratio of expenses to average net assets[e,f]	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%
Ratio of net investment income to average net assets[e,f]	3.40%
Portfolio turnover rate[g]	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

40	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Target Date 2030 Index Fund

Period from Nov. 4, 2008[a] to Jan. 31, 2009 (Unaudited)

Net asset value, beginning of period	$25.94

Income from investment operations:
Net investment income[b]	0.20
Net realized and unrealized loss[c]	(3.26)

Total from investment operations	(3.06)

Less distributions from:
Net investment income	(0.21)

Total distributions	(0.21)

Net asset value, end of period	$22.67

Total return	(11.83)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,267
Ratio of expenses to average net assets[e,f]	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%
Ratio of net investment income to average net assets[e,f]	3.43%
Portfolio turnover rate[g]	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Target Date 2035 Index Fund

Period from Nov. 4, 2008[a] to Jan. 31, 2009 (Unaudited)

Net asset value, beginning of period	$25.98

Income from investment operations:
Net investment income[b]	0.20
Net realized and unrealized loss[c]	(3.62)

Total from investment operations	(3.42)

Less distributions from:
Net investment income	(0.20)

Total distributions	(0.20)

Net asset value, end of period	$22.36

Total return	(13.19)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,236
Ratio of expenses to average net assets[e,f]	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%
Ratio of net investment income to average net assets[e,f]	3.50%
Portfolio turnover rate[g]	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

42	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Target Date 2040 Index Fund

Period from Nov. 4, 2008[a] to Jan. 31, 2009 (Unaudited)

Net asset value, beginning of period	$26.00

Income from investment operations:
Net investment income[b]	0.19
Net realized and unrealized loss[c]	(3.84)

Total from investment operations	(3.65)

Less distributions from:
Net investment income	(0.21)

Total distributions	(0.21)

Net asset value, end of period	$22.14

Total return	(14.09)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,214
Ratio of expenses to average net assets[e,f]	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%
Ratio of net investment income to average net assets[e,f]	3.46%
Portfolio turnover rate[g]	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P Conservative Allocation, iShares S&P Moderate Allocation, iShares S&P Growth Allocation and iShares S&P Aggressive Allocation Funds (each, a “Fund,” collectively, the “iShares S&P Allocation Funds”), and the iShares S&P Target Date Retirement Income, iShares S&P Target Date 2010, iShares S&P Target Date 2015, iShares S&P Target Date 2020, iShares S&P Target Date 2025, iShares S&P Target Date 2030, iShares S&P Target Date 2035 and iShares S&P Target Date 2040 Index Funds (each, a “Fund,” collectively, the “iShares S&P Target Date Funds”). The iShares S&P Allocation Funds and iShares S&P Target Date Funds (collectively, the “Funds”) commenced operations on November 4, 2008.

The investment objective of each of the iShares S&P Allocation Funds and iShares S&P Target Date Funds is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of an S&P Target Risk Index or S&P Target Date Index, respectively (each, an “Underlying Index”). Each Underlying Index is comprised entirely of securities of iShares funds (each, an “Underlying Fund”, collectively, the “Underlying Funds”) that themselves seek investment results that correspond generally to the price and yield performance, before fees and expenses, of their own respective underlying indexes. The investment adviser uses a “passive” or indexing approach to try to achieve each Fund’s investment objective. Each Fund is an exchange-traded fund (“ETF”) fund of funds and seeks its investment objective by investing primarily in the affiliated Underlying Funds.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). The Funds are subject to the provisions of Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

44	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

The determination of what constitutes an “observable” input may require significant judgment by the Funds. As of January 31, 2009, the value of each Fund’s investment in each of its Underlying Funds was classified as a Level 1 price. The level of a value determined for an investment within the fair value hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Funds’ perceived risk of an investment in the Underlying Fund, nor the levels of the investments held within each Underlying Fund. The Funds believe more relevant disclosure regarding fair value measurements relate to the investment portfolios of the Underlying Funds.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net assets and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions from the Underlying Funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended January 31, 2009.

For the period ended January 31, 2009, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended January 31, 2009 are disclosed in the Funds’ Statements of Operations.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of January 31, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Allocation/Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
S&P Conservative	$ 2,556,903	$ 43,604	$ (107,140)	$ (63,536)
S&P Moderate	6,326,813	–	(282,162)	(282,162)
S&P Growth	11,253,136	–	(555,100)	(555,100)
S&P Aggressive	16,649,793	–	(1,104,569)	(1,104,569)
S&P Target Date Retirement Income	2,765,795	82,868	(160,900)	(78,032)
S&P Target Date 2010	2,566,301	72,328	(204,138)	(131,810)
S&P Target Date 2015	2,574,233	62,305	(246,257)	(183,952)
S&P Target Date 2020	2,581,179	52,458	(286,389)	(233,931)
S&P Target Date 2025	8,648,222	104,501	(674,424)	(569,923)
S&P Target Date 2030	2,592,217	33,296	(358,367)	(325,071)
S&P Target Date 2035	2,597,665	25,833	(387,003)	(361,170)
S&P Target Date 2040	2,598,700	18,562	(403,303)	(384,741)

Management has reviewed the tax positions as of January 31, 2009 and has determined that no provision for income tax is required in the Funds’ financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to receive an annual investment advisory fee of 0.25% of the average daily net assets of each Fund. BGFA has contractually agreed to waive a portion of the advisory fees it is entitled to receive from each Fund, in an amount equal to 0.14%, through October 31, 2009. After giving effect to the fee waiver, BGFA will receive an annual advisory fee of 0.11% of the average daily net assets of each Fund. BGFA also receives investment advisory fees from the Underlying Funds as a result of the Funds’ investments in the Underlying Funds.

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as

46	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities.

For the period ended January 31, 2009, BGI earned securities lending agent fees as follows:

iShares Allocation/Index Fund	Securities Lending Agent Fees	iShares Allocation/Index Fund	Securities Lending Agent Fees

S&P Conservative	$8	S&P Target Date Retirement Income	$17
S&P Moderate	19	S&P Target Date 2025	645
S&P Growth	1,094	S&P Target Date 2035	12
S&P Aggressive	1,373	S&P Target Date 2040	13

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended January 31, 2009 were as follows:

iShares Allocation/Index Fund	Purchases	Sales
S&P Conservative	$281,187	$284,909
S&P Moderate	586,465	587,558
S&P Growth	1,187,254	1,181,545
S&P Aggressive	1,452,159	1,417,363
S&P Target Date Retirement Income	10,229	10,545
S&P Target Date 2010	17,112	17,414
S&P Target Date 2015	17,948	18,209
S&P Target Date 2020	18,490	18,720

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares Allocation/Index Fund	Purchases	Sales
S&P Target Date 2025	$57,251	$58,064
S&P Target Date 2030	19,711	20,875
S&P Target Date 2035	18,175	20,166
S&P Target Date 2040	18,566	20,667

In-kind transactions (see Note 4) for the period ended January 31, 2009 were as follows:

iShares Allocation/Index Fund	In-kind Purchases	In-kind Sales
S&P Conservative	$6,238,896	$3,832,393
S&P Moderate	8,734,566	2,537,557
S&P Growth	22,876,549	13,614,936
S&P Aggressive	21,049,191	4,574,519
S&P Target Date Retirement Income	2,555,932	–
S&P Target Date 2010	2,563,911	–
S&P Target Date 2015	2,571,854	–
S&P Target Date 2020	2,578,846	–
S&P Target Date 2025	8,639,960	–
S&P Target Date 2030	2,591,080	–
S&P Target Date 2035	2,595,654	–
S&P Target Date 2040	2,597,481	–

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s Underlying Index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the

48	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of January 31, 2009, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA. The market value of the securities on loan as of January 31, 2009 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

NOTES TO FINANCIAL STATEMENTS	49

Notes:

50	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	51

Notes:

52	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology-Semiconductors (IGW)

iShares S&P North American Technology-Software (IGV)

iShares S&P North American Technology

Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials

Sector (IYM)

iShares Dow Jones U.S. Consumer Services

Sector (IYC)

iShares Dow Jones U.S. Consumer Goods

Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace &

Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare

Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment &

Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office

Capped (FIO)

iShares FTSE NAREIT Mortgage Plus

Capped (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential Plus

Capped (REZ)

iShares FTSE NAREIT Retail Capped (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Clean Energy (ICLN)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples

Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Nuclear Energy (NUCL)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications

Sector (IXP)

iShares S&P Global Timber& Forestry (WOOD)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE China (HK Listed) (FCHI)

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria Investable Market (EWO)

iShares MSCI Belgium Investable

Market (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile Investable Market (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable

Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico Investable

Market (EWW)

iShares MSCI Netherlands Investable

Market (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Barclays Aggregate (AGG)

iShares Barclays MBS (MBB)

iShares Barclays Short Treasury (SHV)

iShares Barclays 1-3 Year Treasury (SHY)

iShares Barclays 3-7 Year Treasury (IEI)

iShares Barclays 7-10 Year Treasury (IEF)

iShares Barclays 10-20 Year Treasury (TLH)

iShares Barclays 20+ Year Treasury (TLT)

iShares Barclays TIPS (TIP)

iShares Barclays Agency (AGZ)

iShares Barclays Credit (CFT)

iShares Barclays 1-3 Year Credit (CSJ)

iShares Barclays Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade

Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Barclays Government/Credit (GBF)

iShares Barclays Intermediate Government/Credit (GVI)

iShares S&P National Municipal (MUB)

iShares S&P Short Term National

Municipal (SUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging

Markets (EMB)

iShares S&P/Citigroup International

Treasury (IGOV)

iShares S&P/Citigroup 1-3 Year International Treasury (ISHG)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select

Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI All Country Asia ex Japan (AAXJ)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Developed ex-U.S. Property (WPS)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iSHARES FAMILY OF FUNDS	53

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares S&P Allocation Funds

iShares S&P Conservative (AOK)

iShares S&P Moderate (AOM)

iShares S&P Growth (AOR)

iShares S&P Aggressive (AOA)

iShares S&P Target Date Index Funds

iShares S&P Target Date Retirement Income (TGR)

iShares S&P Target Date 2010 (TZD)

iShares S&P Target Date 2015 (TZE)

iShares S&P Target Date 2020 (TZG)

iShares S&P Target Date 2025 (TZI)

iShares S&P Target Date 2030 (TZL)

iShares S&P Target Date 2035 (TZO)

iShares S&P Target Date 2040 (TZV)

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”) The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ StockMarket, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s, nor are they sponsored or endorsed by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above except Barclays Capital, which is an affiliate of BGI. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2009 Semi-Annual Report.

iS-0454 0309

54	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information: WWW.iSHARES.COM 1-800-iShares (1-800-474-2737) The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A. (BGI), neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the company listed above. ©2009 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners. Investing involves risk, including possible loss of principal. A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge. upon request, by calling toll-free 1-800-474-2737: on the Funds’ website at www.iShares.com: and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov. The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington. D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website. This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus. iSHARES® LET’S BUILD A BETTER INVESTMENT WORLD®. BARCLAYS GLOBAL INVESTORS BGI-SAR-74-0109

2009 SEMI-ANNUAL REPORT TO SHAREHOLDERS iSHARES® MSCI SERIES JANUARY 31, 2009 » Would you prefer to receive materials like this electronically? See inside cover for details. iShares MSCI EAFE Index Fund iShares®

iShares® Dear iShares Shareholder: Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online. To sign up for electronic delivery, please follow these simple steps: 1. Go to www.icsdelivery.com. 2. From the main page, select the first letter of your brokerage firm’s name. 3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser. 4. Fill out the appropriate information and provide the e-mail address where you would like your information sent. Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Fund Performance Overview

iSHARES® MSCI EAFE INDEX FUND

Performance as of January 31, 2009

The iShares MSCI EAFE Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE® Index (the “Index”). The Index has been developed by MSCI Inc. as an equity benchmark for its international stock performance. The Index includes stocks from Europe, Australasia and the Far East. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2009, the total return for the Fund was (40.55)%, while the total return for the Index was (40.75)%.

Average Annual Total Returns

Year Ended 1/31/09			Five Years Ended 1/31/09			Inception to 1/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(43.63)%	(44.75)%	(43.74)%	(0.83)%	(1.27)%	(0.70)%	0.84%	0.67%	0.93%

Cumulative Total Returns

Year Ended 1/31/09			Five Years Ended 1/31/09			Inception to 1/31/09

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(43.63)%	(44.75)%	(43.74)%	(4.06)%	(6.19)%	(3.45)%	6.45%	5.13%	7.16%

Total returns for the period since inception are calculated from the inception date of the Fund (8/14/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/17/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/09
Sector	Percentage of Net Assets
Financial	20.97%

Consumer Non-Cyclical	20.51

Industrial	11.44

Consumer Cyclical	10.30

Communications	9.92

Energy	9.03

Basic Materials	7.42

Utilities	7.40

Technology	2.04

Diversified	0.74

Short-Term and Other Net Assets	0.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/09
Security	Percentage of Net Assets
Nestle SA Registered (Switzerland)	1.91%

BP PLC (United Kingdom)	1.90

Total SA (France)	1.53

Novartis AG Registered (Switzerland)	1.41

Roche Holding AG Genusschein (Switzerland)	1.41

Vodafone Group PLC (United Kingdom)	1.40

HSBC Holdings PLC (United Kingdom)	1.33

GlaxoSmithKline PLC (United Kingdom)	1.31

Toyota Motor Corp. (Japan)	1.27

Royal Dutch Shell PLC Class A (United Kingdom)	1.26

TOTAL	14.73%

FUND PERFORMANCE OVERVIEW	1

Shareholder Expenses (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (8/1/08)	Ending Account Value (1/31/09)	Annualized Expense Ratio	Expenses Paid During Period[a] (8/1/08 to 1/31/09)
Actual	$1,000.00	$ 594.50	0.35%	$1.41
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.35	1.79

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

2	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2009

Security	Shares	Value
COMMON STOCKS – 99.36%

AUSTRALIA – 5.82%
AGL Energy Ltd.	2,068,605	$19,270,990
Alumina Ltd.	4,974,078	3,605,838
Amcor Ltd.	3,855,390	13,214,353
AMP Ltd.	7,610,690	25,504,891
Aristocrat Leisure Ltd.	1,604,295	3,825,642
Asciano Group	2,787,416	1,976,357
ASX Ltd.	820,050	14,157,905
Australia and New Zealand Banking Group Ltd.	7,497,105	63,263,518
AXA Asia Pacific Holdings Ltd.	2,849,385	8,570,400
Bendigo and Adelaide Bank Ltd.	1,112,851	7,076,620
BHP Billiton Ltd.	12,999,525	252,125,137
BlueScope Steel Ltd.	3,376,698	7,579,765
Boral Ltd.	3,115,035	6,556,616
Brambles Ltd.	5,519,284	23,866,046
Caltex Australia Ltd.	808,500	4,508,878
Coca-Cola Amatil Ltd.	2,927,925	17,036,088
Cochlear Ltd.	242,554	9,097,080
Commonwealth Bank of Australia	5,399,625	92,364,419
Computershare Ltd.	2,188,725	10,090,624
Crown Ltd.[a]	2,231,666	7,861,905
CSL Ltd.	2,447,445	58,362,386
CSR Ltd.	7,290,360	6,606,214
Dexus Property Group	19,957,245	9,645,017
Fairfax Media Ltd.[a]	5,860,803	5,236,273
Fortescue Metals Group Ltd.[a,b]	4,955,499	5,577,627
Foster’s Group Ltd.	8,464,995	29,444,410
Goodman Fielder Ltd.	4,295,445	4,192,812
GPT Group (The)	15,959,452	7,712,948
Harvey Norman Holdings Ltd.[a]	3,726,030	5,046,785
Incitec Pivot Ltd.	6,336,330	10,758,157
Insurance Australia Group Ltd.	8,327,550	20,705,362
James Hardie Industries NV	2,450,910	6,109,452
Leighton Holdings Ltd.[a]	539,532	5,750,162
Lend Lease Corp. Ltd.	2,073,225	8,951,690
Lion Nathan Ltd.	967,890	5,046,946
Macquarie Airports	3,497,863	5,093,627
Macquarie Group Ltd.[a]	1,148,078	18,974,332

Security	Shares	Value
Macquarie
Infrastructure Group[a]	10,392,236	$10,573,477
Mirvac Group	7,186,435	5,232,483
National Australia Bank Ltd.	7,212,975	86,826,814
Newcrest Mining Ltd.	1,807,575	35,632,545
OneSteel Ltd.	3,085,005	4,767,064
Orica Ltd.	1,459,614	12,567,402
Origin Energy Ltd.	3,603,600	32,081,409
OZ Minerals Ltd.	12,316,429	4,307,609
Qantas Airways Ltd.[a]	3,803,852	5,926,230
QBE Insurance Group Ltd.	3,750,285	57,235,350
Rio Tinto Ltd.[a]	1,106,214	29,650,058
Santos Ltd.	2,454,375	22,427,792
Sims Metal Management Ltd.	614,460	6,642,497
Sonic Healthcare Ltd.	1,338,645	11,832,297
Stockland Corp. Ltd.	7,495,950	17,350,696
Suncorp-Metway Ltd.	3,931,620	18,750,879
Tabcorp Holdings Ltd.	2,847,944	11,934,540
Tatts Group Ltd.	5,634,090	10,318,227
Telstra Corp. Ltd.	16,829,505	40,560,134
Toll Holdings Ltd.	2,762,486	9,608,957
Transurban Group	4,564,012	14,888,569
Wesfarmers Ltd.	2,396,580	23,697,970
Wesfarmers Ltd. Entitlement[c]	1,030,587	9,863,022
Wesfarmers Ltd. Partially Protected	418,844	4,122,988
Wesfarmers Ltd. Partially Protected Entitlement[c]	180,137	1,715,946
Westfield Group	6,933,513	53,084,611
Westpac Banking Corp.[a]	10,415,790	103,589,989
Woodside Petroleum Ltd.	1,934,625	43,525,468
Woolworths Ltd.	4,656,298	82,018,035
WorleyParsons Ltd.	545,463	5,234,116

		1,580,734,446

AUSTRIA – 0.34%
Erste Group Bank AGa	809,655	12,284,863
Oesterreichische Elektrizitaetswirtschafts AG Class A	444,675	17,078,435
OMV AG	601,755	17,266,027
Raiffeisen International Bank Holding AGa	204,435	4,191,735

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2009

Security	Shares	Value
Telekom Austria AG	1,474,935	$20,791,421
Vienna Insurance Group	266,805	8,411,001
voestalpine AG	398,795	7,778,269
Wienerberger AGa	313,005	4,035,226

		91,836,977

BELGIUM – 0.81%
Anheuser-Busch InBev NVa	1,695,269	43,254,221
Belgacom SA	555,555	19,471,661
Colruyt SA	82,005	18,206,740
Delhaize Group	352,275	22,752,597
Dexia SAa	1,873,410	5,893,903
Fortis	7,478,625	14,854,980
Groupe Bruxelles Lambert SA	396,165	29,237,605
KBC Group NV	616,770	11,322,348
Mobistar SA	162,611	11,973,859
Solvay SA	257,923	18,311,269
UCB SA	428,505	13,385,023
Umicore	593,674	11,115,189

		219,779,395

DENMARK – 0.93%
A.P. Moller-Maersk A/S Class A	1,161	5,688,144
A.P. Moller-Maersk A/S Class B	4,636	22,394,595
Carlsberg A/S Class B	315,315	10,515,740
Coloplast A/S Class B	211,365	13,007,971
Danisco A/S	295,680	10,928,332
Danske Bank A/S	1,599,675	16,224,721
DSV A/Sa	781,449	7,757,934
FLS Industries A/S Class Ba	206,745	5,713,200
Novo Nordisk A/S Class B	1,761,375	94,622,697
Novozymes A/S Class B	203,280	16,301,958
Topdanmark A/Sb	114,345	13,661,408
Vestas Wind Systems A/Sb	727,650	35,587,565

		252,404,265

FINLAND – 1.32%
Elisa OYJ Class A	696,465	11,058,321
Fortum OYJ	1,837,980	35,990,074
Kesko OYJ Class B	191,730	4,729,763
Kone OYJ Class B	689,884	14,525,539
Metso OYJ	511,732	4,997,078
Neste Oil OYJ[a]	568,455	8,260,907

Security	Shares	Value
Nokia OYJ	14,589,960	$179,304,553
Nokian Renkaat OYJ[a]	488,795	4,798,153
Orion OYJ Class B	236,775	4,090,198
Outokumpu OYJ	503,182	5,758,312
Pohjola Bank PLC Class A	274,890	3,226,807
Rautaruukki OYJ	352,910	5,630,564
Sampo OYJ Class A	1,865,325	30,047,504
Stora Enso OYJ Class R	2,470,545	15,133,496
UPM-Kymmene OYJ	2,241,855	21,259,735
Wartsila OYJ Class B	324,555	8,734,262

		357,545,266

FRANCE – 10.38%
Accor SAa	854,700	33,948,763
Aeroports de Paris	103,954	5,603,775
Air France-KLM[a]	594,416	5,720,698
Alcatel-Lucent[a,b]	9,022,860	17,968,584
ALSTOM	828,218	40,252,130
ArcelorMittal	3,386,460	76,835,247
Atos Origin SA	302,747	7,218,187
AXA	5,972,505	93,490,742
BNP Paribas	3,120,810	120,019,534
Bouygues SA	888,203	30,459,092
Bureau Veritas SA	98,175	3,711,432
Cap Gemini SA	579,821	20,099,248
Carrefour SA	2,409,686	82,727,858
Casino Guichard-Perrachon SA	160,545	10,586,270
CNP Assurances SA	130,515	8,719,838
Compagnie de Saint-Gobain	1,151,535	39,216,518
Compagnie Generale de Geophysique-Veritas[b]	464,330	5,670,126
Compagnie Generale des Etablissements Michelin Class Ba	593,670	23,371,410
Credit Agricole SA	3,446,520	42,135,465
Dassault Systemes SAa	334,950	12,709,750
Eiffage SA	150,150	7,435,002
Electricite de France	765,765	37,540,697
Eramet[a]	18,480	2,951,384
Essilor International SAa	857,132	32,820,630
Eurazeo	130,515	4,435,602
European Aeronautic Defence and Space Co.[a]	1,288,980	22,638,301

4	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2009

Security	Shares	Value
France Telecom SA	7,088,235	$159,507,545
GDF Suez	4,343,955	167,393,025
Groupe Danone[a]	1,767,150	91,150,260
Hermes International[a]	277,203	28,028,092
Icade	76,626	6,186,362
Iliad SA	57,750	4,817,831
Klepierre	285,800	6,845,263
Lafarge SA	523,215	24,262,043
Lagardere SCA	560,327	21,441,243
L’Air Liquide SA	969,045	70,827,841
L’Oreal SAa	947,631	63,269,674
LVMH Moet Hennessy Louis Vuitton SAa	934,824	51,279,404
Natixis	3,530,501	5,542,313
Neopost SAa	192,885	15,588,541
PagesJaunes SA	566,876	5,013,969
Pernod Ricard SAa	694,155	43,801,916
PPR SA	311,931	15,841,680
PSA Peugeot Citroen SA	676,198	11,529,418
Publicis Groupe SAa	657,474	15,486,123
Renault SA	742,731	14,429,436
Safran SA	776,407	9,740,713
Sanofi-Aventis	4,084,557	230,756,751
Schneider Electric SA	918,649	58,579,895
SCOR SE	749,595	15,283,241
SES SA	1,220,835	22,481,866
Societe BIC	225,225	12,122,285
Societe Generale	1,823,745	77,008,408
Sodexo	452,760	23,043,117
STMicroelectronics NV	3,013,395	15,686,086
Suez Environnement SAb	1,092,630	17,516,569
Technip SA	387,358	12,077,394
Thales SA	415,811	18,519,612
Total SA	8,282,505	415,804,631
Unibail-Rodamco	311,850	42,043,682
Valeo SAa	406,969	4,558,179
Vallourec SAa	203,956	20,095,403
Veolia Environnement	1,421,805	32,168,171
Vinci SA	1,607,176	55,279,558
Vivendi	4,624,937	119,781,775
Zodiac SA	184,958	6,717,251

		2,819,792,849

Security	Shares	Value
GERMANY – 7.75%
Adidas AG	912,450	$31,723,236
Allianz SE Registered	1,773,703	150,245,326
BASF SE	3,655,823	106,441,772
Bayer AG	3,007,620	160,375,968
Bayerische Motoren Werke AG	1,312,080	31,291,422
Beiersdorf AG	357,132	17,574,323
Celesio AG	414,645	8,900,407
Commerzbank AGa	2,625,315	11,960,233
Daimler AG Registered	3,417,645	96,353,665
Deutsche Bank AG Registered[a]	2,091,705	55,486,763
Deutsche Boerse AG	780,780	39,522,498
Deutsche Lufthansa AG Registered	1,069,190	13,016,586
Deutsche Post AG Registered	3,229,380	40,474,046
Deutsche Postbank AGa	327,247	3,950,437
Deutsche Telekom AG Registered	11,007,150	133,580,626
E.ON AG	7,448,595	240,925,252
Fresenius Medical Care AG & Co. KGaA	853,603	38,297,167
GEA Group AG	532,459	6,161,586
HeidelbergCement AGa	84,753	3,296,343
Hochtief AG	177,870	6,131,597
Hypo Real Estate Holding AGa	502,030	823,490
Infineon Technologies AGa,b	2,988,095	2,680,471
K+S AG	591,360	28,153,304
Linde AG	524,370	35,110,963
MAN AG	442,365	19,342,312
Merck KGaA	285,285	24,227,830
METRO AGa	509,355	18,537,772
Muenchener Rueckversicherungs- Gesellschaft AG Registered	821,205	109,131,205
Puma AG	41,045	7,432,262
Q-Cells SEa,b	236,775	5,825,802
RWE AG	1,777,545	138,657,229
Salzgitter AG	168,630	12,334,951
SAP AGa	3,391,080	121,026,882
Siemens AG Registered[a]	3,372,600	190,080,984
SolarWorld AGa	315,861	6,715,232
ThyssenKrupp AGa	1,448,370	29,586,013

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2009

Security	Shares	Value
TUI AG	1,154,442	$9,741,964
Volkswagen AGa	453,915	145,103,087
Wacker Chemie AG	53,406	3,838,788

		2,104,059,794

GREECE – 0.36%
Hellenic Telecommunications Organization SA SP ADR	6,116,984	46,366,739
National Bank of Greece SA ADR	16,228,276	52,579,614

		98,946,353

HONG KONG – 2.24%
Bank of East Asia Ltd.	6,468,000	13,078,377
BOC Hong Kong (Holdings) Ltd.[a]	13,860,000	14,352,137
Cheung Kong (Holdings) Ltd.	6,954,000	65,373,240
CLP Holdings Ltd.	6,374,500	43,361,709
Esprit Holdings Ltd.	3,942,400	21,250,775
Foxconn International Holdings Ltd.[a,b]	6,934,000	2,593,102
Genting International PLC[a,b]	10,399,000	2,994,152
Hang Lung Properties Ltd.[a]	11,590,000	26,603,651
Hang Seng Bank Ltd.	2,887,500	35,299,465
Henderson Land Development Co. Ltd.	5,795,000	22,530,901
Hong Kong and China Gas Co. Ltd. (The)	18,114,432	29,759,933
Hong Kong Exchanges and Clearing Ltd.[a]	4,042,500	35,448,408
Hong kong Electric Holdings Ltd.	5,795,000	34,151,315
Hutchison Telecommunications International Ltd.	5,775,000	1,459,640
Hutchison Whampoa Ltd.	8,113,000	41,848,439
Kerry Properties Ltd.	2,312,000	5,533,547
Kingboard Chemical Holdings Co. Ltd.	2,312,000	3,792,388
Li & Fung Ltd.[a]	9,474,200	19,205,821
Link REIT (The)	9,817,500	18,610,414
MTR Corp. Ltd.	7,529,500	18,254,157
New World Development Co. Ltd.	10,395,599	10,027,413

Security	Shares	Value
Noble Group Ltd.	5,805,000	$4,034,452
NWS Holdings Ltd.[a]	3,483,000	4,302,856
Orient Overseas International Ltd.	1,159,000	2,779,932
Pacific Basin Shipping Ltd.	8,089,000	4,255,914
PCCW Ltd.	23,100,000	12,004,797
Shangri-La Asia Ltd.	4,644,000	5,479,628
Sun Hung Kai Properties Ltd.	6,954,000	62,772,659
Swire Pacific Ltd. Class A	4,636,000	30,489,577
Wharf Holdings Ltd. (The)	6,930,375	17,427,261

		609,076,060

IRELAND – 0.32%
Allied Irish Banks PLC	3,522,750	5,507,573
Anglo Irish Bank Corp. Ltd.[c]	3,570,811	–
Bank of Ireland	4,459,123	3,714,338
CRH PLC	2,056,153	47,956,274
Elan Corp. PLC[b]	1,866,480	13,394,607
Kerry Group PLC Class A	770,385	14,463,189
Ryanair Holdings PLC[b]	177,504	652,843

		85,688,824

ITALY – 3.43%
A2A SpA	5,138,595	8,955,749
Alleanza Assicurazioni SpA[a]	2,308,520	15,723,728
Assicurazioni Generali SpA[a]	4,155,916	86,810,644
Atlantia SpA	1,098,603	16,119,994
Autogrill SpA[a]	1,150,683	6,779,475
Banca Monte dei Paschi di Siena SpA	10,242,540	14,753,416
Banca Popolare di Milano Scrl	2,140,215	10,977,599
Banco Popolare SpA	2,706,165	15,510,409
Bulgari SpA	882,124	3,671,110
Enel SpA[a]	17,328,555	97,597,757
Eni SpA	10,183,635	217,157,462
Fiat SpA[a]	2,917,544	14,338,423
Finmeccanica SpA	1,718,640	27,023,904
Intesa Sanpaolo SpA[a]	30,018,450	95,113,722
Italcementi SpA[a]	512,820	4,826,978
Luxottica Group SpA	632,159	8,951,735
Mediaset SpA[a]	3,808,035	18,617,188
Mediobanca SpA[a]	2,105,201	19,154,487
Mediolanum SpA[a]	1,637,790	6,359,449
Parmalat SpA	6,986,599	11,317,005

6	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2009

Security	Shares	Value
Pirelli & C. SpA	13,933,569	$4,008,643
Prysmian SpA	163,881	2,079,134
Saipem SpA	918,357	14,098,956
Snam Rete Gas SpA	4,976,895	26,005,850
Telecom Italia SpA[a]	36,186,717	44,680,653
Tenaris SA	1,785,630	17,711,325
Terna SpA	4,692,765	14,297,758
UniCredito SpA	42,434,700	75,153,254
Unione di Banche Italiane ScpA[a]	2,629,935	32,860,052

		930,655,859

JAPAN – 26.07%
Acom Co. Ltd.	179,200	6,345,129
Advantest Corp.	578,700	7,957,850
AEON Co. Ltd.	2,541,000	20,625,643
AEON Credit Service Co. Ltd.	693,090	6,335,897
Aioi Insurance Co. Ltd.	1,155,000	5,761,497
Aisin Seiki Co. Ltd.	808,500	11,144,895
Ajinomoto Co. Inc.	2,318,000	20,235,074
All Nippon Airways Co. Ltd.[a]	2,314,000	8,760,272
Alps Electric Co. Ltd.	1,155,000	4,964,147
Amada Co. Ltd.	2,318,000	11,227,369
Asahi Breweries Ltd.	1,732,500	27,122,759
Asahi Glass Co. Ltd.	3,880,000	20,693,910
Asahi Kasei Corp.	4,636,000	19,357,533
Astellas Pharma Inc.	1,848,090	70,787,547
Bank of Kyoto Ltd. (The)	2,318,000	24,648,592
Bank of Yokohama Ltd. (The)	5,812,000	30,221,623
Benesse Corp.	347,700	14,905,300
Bridgestone Corp.	2,425,900	31,333,304
Brother Industries Ltd.	346,500	2,287,880
Canon Inc.	4,042,500	111,403,936
Casio Computer Co. Ltd.	808,900	6,457,870
Central Japan Railway Co.	5,795	41,554,170
Chiba Bank Ltd. (The)	4,631,000	26,452,544
Chubu Electric Power Co. Inc.	2,656,900	76,029,763
Chugai Pharmaceutical Co. Ltd.	1,039,500	20,208,963
Chugoku Electric Power Co. Inc. (The)	231,000	6,044,427
Chuo Mitsui Trust Holdings Inc.	3,485,000	14,008,295
Citizen Watch Co. Ltd.	1,854,400	7,639,773
Coca-Cola West Japan Co. Ltd.	405,300	8,389,407

Security	Shares	Value
Credit Saison Co. Ltd.[a]	808,500	$8,102,104
Dai Nippon Printing Co. Ltd.	2,318,000	23,048,368
Daicel Chemical Industries Ltd.	1,159,000	5,162,009
Daido Steel Co. Ltd.	1,522,000	4,270,616
Daiichi Sankyo Co. Ltd.	2,781,695	63,185,144
Daikin Industries Ltd.	1,039,500	24,479,930
Daito Trust Construction Co. Ltd.	463,600	20,183,454
Daiwa House Industry Co. Ltd.	3,067,000	27,968,745
Daiwa Securities Group Inc.	5,795,000	32,520,655
Dena Co. Ltd.[a]	1,165	3,520,555
Denso Corp.	1,848,000	34,280,904
Dentsu Inc.[a]	813,000	14,203,285
DIC Corp.	3,477,000	5,691,115
Dowa Holdings Co. Ltd.	1,159,000	3,768,266
East Japan Railway Co.	1,273,800	87,227,146
Eisai Co. Ltd.	1,043,100	38,676,350
Electric Power Development Co. Ltd.	579,500	22,583,788
Elpida Memory Inc.[a,b]	463,000	3,345,808
FamilyMart Co. Ltd.	347,700	12,775,971
Fanuc Ltd.	719,800	43,760,249
Fast Retailing Co. Ltd.	248,700	31,956,330
Fuji Electric Holdings Co. Ltd.	1,159,000	1,406,647
Fuji Heavy Industries Ltd.	1,155,000	3,408,028
Fuji Media Holdings Inc.	1,922	2,473,925
FUJIFILM Holdings Corp.	1,963,500	43,834,957
Fujitsu Ltd.	8,113,000	37,218,082
Fukuoka Financial Group Inc.	4,625,000	15,861,263
Furukawa Electric Co. Ltd. (The)	2,318,000	8,207,594
Gunma Bank Ltd.	2,318,000	13,653,513
Hankyu Hanshin Holdings Inc.	4,632,000	25,581,472
Haseko Corp.	5,197,500	4,919,135
Hikari Tsushin Inc.	116,400	2,091,856
Hino Motors Ltd.	1,159,000	2,077,708
Hirose Electric Co. Ltd.[a]	116,400	11,107,315
Hiroshima Bank Ltd. (The)	4,636,000	20,028,594
Hitachi Construction Machinery Co. Ltd.[a]	346,900	3,495,652
Hitachi Ltd.	12,705,000	41,590,803

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2009

Security	Shares	Value
Hokkaido Electric Power Co. Inc.	115,500	$2,810,016
Hokuhoku Financial Group Inc.	8,089,000	16,302,294
Hokuriku Electric Power Co.	115,500	3,311,574
Honda Motor Co. Ltd.	6,352,500	146,416,602
Hoya Pentax HD Corp.	1,680,000	30,491,036
IBIDEN Co. Ltd.	579,500	12,014,575
Idemitsu Kosan Co. Ltd.	116,100	7,678,811
IHI Corp.	3,114,000	3,675,359
INPEX Corp.	3,737	27,587,473
Isetan Mitsukoshi Holdings Ltd.[a,b]	1,386,000	10,108,340
Isuzu Motors Ltd.	4,630,000	5,516,201
ITO EN Ltd.[a]	231,800	3,241,742
ITOCHU Corp.	5,795,000	28,842,723
Itochu Techno-Solutions Corp.	231,800	5,226,534
J. Front Retailing Co. Ltd.	1,693,600	6,204,146
Japan Airlines Corp.[a,b]	2,318,000	5,032,958
Japan Real Estate Investment Corp.	1,161	10,652,088
Japan Steel Works Ltd. (The)	1,157,000	12,766,808
Japan Tobacco Inc.	17,329	50,360,417
JFE Holdings Inc.	2,079,075	52,897,076
JGC Corp.	1,159,000	16,841,053
Joyo Bank Ltd. (The)	3,477,000	19,125,242
JS Group Corp.	1,159,480	15,621,543
JSR Corp.	724,300	8,984,192
Kajima Corp.	4,638,000	12,497,450
Kamigumi Co. Ltd.	1,159,000	9,278,711
Kansai Electric Power Co. Inc. (The)	3,128,900	86,575,175
Kao Corp.	1,157,000	28,470,883
Kawasaki Heavy Industries Ltd.[a]	5,795,000	10,711,169
Kawasaki Kisen Kaisha Ltd.	3,477,000	12,930,832
KDDI Corp.	11,586	73,533,237
Keihin Electric Express Railway Co. Ltd.[a]	2,318,000	17,860,550
Keio Corp.	2,318,000	12,466,251
Keyence Corp.	115,781	21,413,233
Kikkoman Corp.	1,159,000	11,304,798
Kinden Corp.	1,159,000	10,298,207

Security	Shares	Value
Kintetsu Corp.	6,954,000	$31,591,493
Kirin Holdings Co. Ltd.	3,477,000	44,328,749
Kobe Steel Ltd.	11,590,000	17,679,880
Komatsu Ltd.	3,477,000	36,663,167
Konami Corp.	463,600	9,451,638
Konica Minolta Holdings Inc.	2,318,000	18,376,751
Kubota Corp.	4,636,000	25,706,803
Kuraray Co. Ltd.	1,738,500	13,918,066
Kurita Water Industries Ltd.[a]	463,800	10,664,147
Kyocera Corp.	695,400	45,528,916
Kyowa Hakko Kirin Co. Ltd.	1,381,000	12,593,687
Kyushu Electric Power Co. Inc.	1,738,100	45,673,266
Lawson Inc.	347,700	17,266,919
Makita Corp.	464,400	8,599,234
Marubeni Corp.	6,954,000	25,319,653
Marui Group Co. Ltd.	1,501,500	7,941,348
Matsui Securities Co. Ltd.	462,000	3,523,772
Mazda Motor Corp.	3,483,000	5,507,026
Meiji Dairies Corp.	2,318,000	11,046,699
Minebea Co. Ltd.	2,318,000	7,201,002
Mitsubishi Chemical Holdings Corp.	4,620,000	19,187,841
Mitsubishi Corp.	5,247,200	71,337,615
Mitsubishi Electric Corp.	7,339,000	34,321,122
Mitsubishi Estate Co. Ltd.	4,625,000	62,363,601
Mitsubishi Gas Chemical Co. Inc.	2,310,000	9,336,711
Mitsubishi Heavy Industries Ltd.	12,709,000	48,820,900
Mitsubishi Materials Corp.	4,620,000	11,780,203
Mitsubishi Motors Corp.[a,b]	13,896,000	18,721,924
Mitsubishi UFJ Financial Group Inc.	42,388,580	240,710,119
Mitsubishi UFJ Lease & Finance Co. Ltd.	255,420	6,143,049
Mitsui & Co. Ltd.	6,930,000	74,076,383
Mitsui Chemicals Inc.	2,318,000	6,788,042
Mitsui Engineering & Shipbuilding Co. Ltd.	3,477,000	5,420,110
Mitsui Fudosan Co. Ltd.	3,465,000	45,911,925
Mitsui Mining & Smelting Co. Ltd.[a]	3,477,000	6,387,986

8	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2009

Security	Shares	Value
Mitsui O.S.K. Lines Ltd.	4,653,000	$27,303,541
Mitsui Sumitomo Insurance Group Holdings Inc.	1,501,548	39,875,203
Mitsumi Electric Co. Ltd.	346,500	4,618,200
Mizuho Financial Group Inc.	37,182,200	93,980,174
Mizuho Trust & Banking Co. Ltd.	5,805,000	6,140,463
Murata Manufacturing Co. Ltd.	927,200	35,411,379
Namco Bandai Holdings Inc.	924,000	9,372,720
NEC Corp.	6,971,000	19,016,758
NGK Insulators Ltd.	1,159,000	15,189,210
NGK Spark Plug Co. Ltd.	1,159,000	9,007,706
Nidec Corp.	463,600	22,454,738
Nikon Corp.	1,159,000	12,311,391
Nintendo Co. Ltd.	385,800	121,569,313
Nippon Building Fund Inc.	2,322	25,285,781
Nippon Electric Glass Co. Ltd.	1,290,500	8,664,642
Nippon Express Co. Ltd.	3,477,000	12,659,827
Nippon Meat Packers Inc.[a]	1,159,000	14,866,585
Nippon Mining Holdings Inc.	3,680,000	13,767,732
Nippon Oil Corp.	5,795,000	25,680,993
Nippon Paper Group Inc.	347,400	10,405,367
Nippon Sheet Glass Co. Ltd.	3,477,000	8,672,175
Nippon Steel Corp.	19,724,000	59,077,564
Nippon Telegraph and Telephone Corp.	1,968,600	96,446,276
Nippon Yusen Kabushiki Kaisha	4,620,000	22,120,031
Nipponkoa Insurance Co. Ltd.	2,322,000	19,390,936
Nishi-Nippon City Bank Ltd. (The)	4,621,000	11,525,487
Nissan Motor Co. Ltd.	8,893,500	27,232,073
Nisshin Seifun Group Inc.	1,216,200	13,420,045
Nisshin Steel Co. Ltd.	4,636,000	7,897,873
Nissin Foods Holdings Co. Ltd.	347,700	12,001,670
Nitori Co. Ltd.	115,500	8,179,267
Nitto Denko Corp.	695,400	13,077,949
NOK Corp.	579,500	4,136,059
Nomura Holdings Inc.	7,161,400	47,285,494
NSK Ltd.	2,318,000	7,613,963
NTN Corp.	2,318,000	6,297,651
NTT Data Corp.	4,636	15,057,580
NTT DoCoMo Inc.	60,064	105,936,283

Security	Shares	Value
Obayashi Corp.	1,159,000	$5,549,159
Oji Paper Co. Ltd.	3,477,000	16,686,193
Olympus Corp.	1,159,000	19,125,242
Omron Corp.	956,100	11,465,535
Oracle Corp. Japan[a]	115,900	4,658,713
Oriental Land Co. Ltd.[a]	231,800	17,705,690
ORIX Corp.	369,600	16,584,879
Osaka Gas Co. Ltd.	8,113,000	34,869,369
Panasonic Corp.	6,958,868	85,155,283
Promise Co. Ltd.[a]	346,500	6,446,960
Rakuten Inc.[a]	25,410	15,080,203
Resona Holdings Inc.[a]	1,969,000	31,044,472
Ricoh Co. Ltd.	2,318,000	28,881,438
Rohm Co. Ltd.	463,600	23,280,659
Sankyo Co. Ltd.	347,700	16,879,769
SANYO Electric Co. Ltd.[b]	6,941,000	10,819,953
Sapporo Hokuyo Holdings Inc.	2,324,000	8,409,977
Sapporo Holdings Ltd.	2,318,000	10,917,648
SBI Holdings Inc.[a]	68,145	8,407,155
Secom Co. Ltd.	808,500	34,388,932
Sega Sammy Holdings Inc.	808,538	10,308,162
Seiko Epson Corp.	577,500	7,433,359
Sekisui Chemical Co. Ltd.	2,318,000	13,085,692
Sekisui House Ltd.	2,318,000	19,847,924
Seven & I Holdings Co. Ltd.	3,234,080	87,684,944
77 Bank Ltd. (The)	2,318,000	11,795,190
Sharp Corp.	4,636,000	34,946,799
Shikoku Electric Power Co. Inc.	115,500	3,845,285
Shimamura Co. Ltd.	231,000	16,332,814
Shimano Inc.	347,700	12,001,670
Shimizu Corp.	2,310,000	10,597,038
Shin-Etsu Chemical Co. Ltd.	1,622,600	76,965,549
Shinsei Bank Ltd.	5,775,000	7,587,685
Shionogi & Co. Ltd.	1,159,000	25,035,742
Shiseido Co. Ltd.	1,159,000	19,693,063
Shizuoka Bank Ltd. (The)	3,475,000	36,874,234
Showa Denko K.K.	4,636,000	6,297,651
Showa Shell Sekiyu K.K.	1,155,000	10,982,853
SMC Corp.	231,800	21,060,995
SoftBank Corp.	2,897,900	45,625,550
Sojitz Corp.	5,197,500	8,159,977
Sompo Japan Insurance Inc.	3,477,000	22,222,447

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2009

Security	Shares	Value
Sony Corp.	3,941,000	$78,109,119
Sony Financial Holdings Inc.	3,468	11,661,686
Stanley Electric Co. Ltd.	724,300	7,113,157
Sumco Corp.[a]	579,900	7,696,702
Sumitomo Chemical Co. Ltd.	6,954,000	22,377,307
Sumitomo Corp.	4,389,000	40,610,834
Sumitomo Electric Industries Ltd.	2,887,500	22,216,485
Sumitomo Heavy Industries Ltd.	2,318,000	7,536,533
Sumitomo Metal Industries Ltd.	15,069,000	30,872,909
Sumitomo Metal Mining Co. Ltd.	2,318,000	22,093,398
Sumitomo Mitsui Financial Group Inc.	2,545,400	103,448,502
Sumitomo Realty & Development Co. Ltd.	1,552,000	18,265,939
Sumitomo Rubber Industries Inc.	577,500	3,658,807
Sumitomo Trust and Banking Co. Ltd. (The)	5,785,000	29,050,607
Suruga Bank Ltd.	1,159,000	10,324,017
Suzuken Co. Ltd.	347,740	9,041,008
Suzuki Motor Corp.	1,386,000	19,028,371
T&D Holdings Inc.	754,600	24,870,460
Taiheiyo Cement Corp.	2,310,000	3,240,842
Taisei Corp.	2,310,000	5,195,635
Taisho Pharmaceutical Co. Ltd.	1,159,000	23,771,050
Taiyo Nippon Sanso Corp.	1,159,000	7,601,058
Takashimaya Co. Ltd.	2,410,000	16,476,339
Takeda Pharmaceutical Co. Ltd.	3,118,500	147,574,045
Takefuji Corp.	531,300	3,827,537
TDK Corp.	479,600	18,316,758
Teijin Ltd.	3,477,000	8,517,315
Terumo Corp.	695,400	23,925,910
THK Co. Ltd.	231,000	2,981,060
Tobu Railway Co. Ltd.	3,477,000	19,202,672
Toho Co. Ltd.	927,200	16,508,104
Tohoku Electric Power Co. Inc.	1,969,900	50,996,743
Tokio Marine Holdings Inc.	2,656,500	72,025,136
Tokuyama Corp.	1,159,000	7,033,237

Security	Shares	Value
Tokyo Broadcasting System Inc.[a]	188,000	$2,572,676
Tokyo Electric Power Co. Inc. (The)	4,735,900	149,232,791
Tokyo Electron Ltd.	694,800	26,071,440
Tokyo Gas Co. Ltd.	9,240,000	43,931,411
Tokyo Steel Manufacturing Co. Ltd.	579,500	5,749,187
Tokyo Tatemono Co. Ltd.	2,318,000	7,949,493
Tokyu Corp.	4,636,000	20,338,314
Tokyu Land Corp.	2,318,000	7,459,103
TonenGeneral Sekiyu K.K.	2,318,000	22,583,787
Toppan Printing Co. Ltd.	2,318,000	15,873,177
Toray Industries Inc.	5,795,000	25,487,418
Toshiba Corp.	11,826,000	41,873,600
Tosoh Corp.	2,318,000	4,955,529
TOTO Ltd.[a]	2,318,000	12,517,872
Toyo Seikan Kaisha Ltd.	811,300	12,222,346
Toyoda Gosei Co. Ltd.	347,700	3,979,909
Toyota Industries Corp.	1,043,600	21,160,178
Toyota Motor Corp.	10,626,000	346,075,604
Toyota Tsusho Corp.	811,300	7,425,550
Trend Micro Inc.[a]	579,500	16,163,540
Tsumura & Co.	231,000	7,664,848
Ube Industries Ltd.	4,636,000	10,220,777
Uni-Charm Corp.	231,800	16,079,657
USS Co. Ltd.	162,260	7,010,008
West Japan Railway Co.	8,113	33,243,336
Yahoo! Japan Corp.[a]	58,905	19,014,096
Yakult Honsha Co. Ltd.[a]	346,500	7,129,852
Yamada Denki Co. Ltd.	347,700	20,867,420
Yamaguchi Financial Group Inc.	1,165,000	13,101,548
Yamaha Corp.	724,100	6,458,124
Yamaha Motor Co. Ltd.	928,900	8,853,562
Yamato Holdings Co. Ltd.	2,318,000	23,925,910
Yaskawa Electric Corp.	1,159,000	4,297,372
Yokogawa Electric Corp.	1,044,800	4,827,881

		7,078,690,300

NETHERLANDS – 2.48%
Aegon NV	5,371,945	28,500,371
Akzo Nobel NV	992,145	35,651,004
ASML Holding NV	1,724,505	28,751,491

10	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2009

Security	Shares	Value
Corio NV	77,385	$3,324,141
Fugro NV CVA	185,962	5,059,328
Heineken NV	921,331	27,214,805
ING Groep NV CVA	7,474,922	61,133,896
Koninklijke Ahold NV	4,747,050	57,250,356
Koninklijke Boskalis Westminster NV	216,123	4,388,457
Koninklijke DSM NV	646,800	15,582,835
Koninklijke KPN NV	6,952,597	93,106,919
Koninklijke Philips Electronics NV	4,116,420	74,907,730
Randstad Holding NV	343,777	6,852,759
Reed Elsevier NV	2,646,105	29,433,737
SBM Offshore NV	591,362	7,180,443
SNS REAAL NV	584,165	2,573,712
TNT NV	1,611,225	28,194,637
Unilever NV	6,476,085	143,325,507
Wolters Kluwer NV	1,236,136	22,335,927

		674,768,055

NORWAY – 0.70%
Aker Solutions ASA	440,265	2,083,047
DnB NOR ASA	3,183,180	10,869,519
Frontline Ltd.[a]	244,582	7,077,691
Norsk Hydro ASA	2,060,235	7,392,742
Orkla ASA	3,485,502	23,324,599
Renewable Energy Corp. ASA[a,b]	539,385	5,455,231
Seadrill Ltd.	1,183,875	9,900,812
StatoilHydro ASA	4,897,416	84,819,998
Telenor ASA	3,276,735	21,500,855
Yara International ASA	785,400	17,812,938

		190,237,432

PORTUGAL – 0.37%
Banco Comercial Portugues SA Registered[a,b]	9,674,280	9,918,072
Banco Espirito Santo SA Registered	1,787,940	11,914,475
BRISA - Auto-estradas de Portugal SA	2,027,025	13,429,760
Energias de Portugal SA	8,641,714	30,764,562
Galp Energia SGPS SA Class B	705,705	7,542,370
Portugal Telecom SGPS SA Registered[a]	2,658,810	21,465,769

Security	Shares	Value
Zon Multimedia - Servicos de Telecomunicacoes e Multimedia SGPS SA	1,115,992	$6,035,207

		101,070,215

SINGAPORE – 1.14%
CapitaLand Ltd.	5,775,000	9,173,948
City Developments Ltd.	2,310,000	8,669,381
ComfortDelGro Corp. Ltd.	12,749,000	12,320,321
COSCO Corp. (Singapore) Ltd.[a]	2,310,000	1,207,903
DBS Group Holdings Ltd.	6,980,000	40,749,007
Fraser and Neave Ltd.	8,107,150	15,454,456
Golden Agri-Resources Ltd.	18,576,000	3,811,596
Keppel Corp. Ltd.	4,636,000	12,427,721
Olam International Ltd.	4,644,000	3,811,596
Oversea-Chinese Banking Corp.	11,591,200	39,511,967
Singapore Airlines Ltd.	1,946,200	14,350,455
Singapore Exchange Ltd.	3,471,000	11,900,834
Singapore Press Holdings Ltd.	11,550,750	21,483,722
Singapore Technologies Engineering Ltd.	8,085,000	12,201,350
Singapore Telecommunications Ltd.	25,410,285	44,738,786
United Overseas Bank Ltd.	5,795,000	45,568,308
UOL Group Ltd.	4,881,000	6,332,248
Wilmar International Ltd.	3,483,000	6,685,663

		310,399,262

SPAIN – 4.26%
Abertis Infraestructuras SA	1,249,710	20,339,093
Acciona SA	133,417	15,131,189
Acerinox SAa	772,695	10,139,736
Actividades de Construcciones y Servicios SAa	820,050	33,103,163
Banco Bilbao Vizcaya Argentaria SAa	13,407,300	125,940,065
Banco de Sabadell SAa	3,444,210	17,301,920
Banco de Valencia SA	624,855	6,245,863
Banco Popular Espanol SAa	3,393,390	23,395,626
Banco Santander SA	30,634,778	248,113,518
Bankinter SAa	979,800	8,513,061

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2009

Security	Shares	Value
Cintra Concesiones de Infraestructuras de Transporte SAa	1,170,015	$5,832,566
Criteria CaixaCorp SA	3,419,955	11,964,695
Enagas SA	758,835	13,225,280
Gamesa Corporacion Tecnologica SA	680,295	11,490,298
Gas Natural SDG SA	659,505	15,931,184
Grifols SA	518,595	9,157,905
Grupo Ferrovial SAa	297,990	7,950,620
Iberdrola Renovables SAb	3,506,580	14,289,910
Iberdrola SA	14,216,895	110,771,222
Iberia Lineas Aereas de Espana SA	1,958,880	4,543,651
Industria de Diseno Textil SAa	891,660	34,142,749
Red Electrica Corporacion SA	458,535	18,921,126
Repsol YPF SA	3,023,793	54,404,870
Sacyr Vallehermoso SAa	375,993	3,228,295
Telefonica SA	16,478,385	294,160,512
Union Fenosa SA	1,601,985	36,172,869
Zardoya Otis SA	198,660	3,561,613

		1,157,972,599

SWEDEN – 1.98%
Alfa Laval AB	1,491,215	10,561,458
Assa Abloy AB Class B	1,395,241	14,170,817
Atlas Copco AB Class A	2,797,424	19,053,839
Atlas Copco AB Class B	1,745,970	10,524,041
Electrolux AB Class Ba	1,227,777	8,954,691
Hennes & Mauritz AB Class Ba	1,861,860	72,722,330
Holmen AB Class B	342,065	7,072,102
Husqvarna AB Class Ba	1,320,227	5,570,477
Investor AB Class B	1,546,545	18,131,258
Lundin Petroleum ABb	1,034,499	5,163,048
Millicom International Cellular SA SDR	259,875	10,103,456
Modern Times Group MTG AB Class B	231,800	3,995,998
Nordea Bank AB	7,824,878	41,882,857
Sandvik ABa	3,855,543	19,986,178
Scania AB Class B	1,562,917	12,717,901
Securitas AB Class B	1,478,494	12,030,927

Security	Shares	Value
Skandinaviska Enskilda Banken AB Class Aa	1,913,851	$8,259,750
Skanska AB Class Ba	1,607,160	13,901,344
SKF AB Class B	1,594,250	13,501,391
SSAB Svenskt Stal AB Class A	842,845	5,994,811
Svenska Cellulosa AB Class B	2,257,692	17,827,143
Svenska Handelsbanken AB Class A	1,971,585	21,747,651
Swedbank AB Class Aa	1,036,635	3,686,580
Swedish Match AB	1,529,220	20,877,762
Tele2 AB Class B	1,265,880	10,338,977
Telefonaktiebolaget LM Ericsson AB Class B	11,426,415	92,015,759
TeliaSonera AB	8,703,710	38,612,506
Volvo AB Class B	4,225,342	17,115,000

		536,520,052

SWITZERLAND – 8.18%
ABB Ltd. Registered[b]	8,500,014	110,872,932
Actelion Ltd. Registered[b]	406,564	22,137,370
Adecco SA Registered	468,169	15,754,873
Aryzta AGb	309,540	7,733,833
Baloise Holding Registered	212,520	13,228,715
Compagnie Financiere Richemont SA Class A Bearer Units	2,047,184	29,983,741
Credit Suisse Group AG Registered	4,211,130	108,262,358
Geberit AG Registered	167,475	16,246,821
Givaudan SA Registered	34,650	23,508,982
Holcim Ltd. Registered	781,935	31,622,322
Julius Baer Holding AG Registered	815,430	24,293,590
Kuehne & Nagel International AG Registered	165,165	9,107,056
Logitech International SA Registered[a,b]	785,040	7,622,470
Lonza Group AG Registered[a]	241,395	22,066,003
Nestle SA Registered	14,950,320	517,535,847
Nobel Biocare Holding AG Registered[a]	560,175	8,643,693
Novartis AG Registered	9,266,565	383,851,508

12	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2009

Security	Shares	Value
OC Oerlikon Corp. AG Registered[a,b]	29,052	$998,686
Roche Holding AG Genusschein	2,723,490	383,405,071
SGS SA Registered	20,488	21,711,243
Sonova Holding AG Registered	209,779	10,121,154
Sulzer AG Registered	133,980	6,694,960
Swatch Group AG (The) Bearer	128,205	14,348,091
Swatch Group AG (The) Registered	302,610	6,752,476
Swiss Life Holding AG Registered[b]	147,193	8,014,644
Swiss Reinsurance Co. Registered[a]	1,328,250	35,406,268
Swisscom AG Registered	95,865	30,208,171
Syngenta AG Registered	384,615	74,722,739
Synthes Inc.	271,425	32,808,587
UBS AG Registered[b]	11,358,270	143,262,749
Zurich Financial Services AG Registered	559,020	101,140,863

		2,222,067,816

UNITED KINGDOM – 20.48%
Admiral Group PLC	694,155	8,996,862
AMEC PLC	1,358,280	11,073,803
Anglo American PLC	5,127,045	93,578,425
Antofagasta PLC	1,349,816	8,173,325
Associated British Foods PLC	747,285	7,142,902
AstraZeneca PLC	5,636,400	217,045,403
Aviva PLC	10,162,483	45,711,906
BAE Systems PLC	13,049,190	75,675,362
Balfour Beatty PLC	1,972,740	10,565,829
Banco Santander SA	652,855	5,200,246
Barclays PLC[d]	30,885,855	47,244,354
Berkeley Group Holdings PLC (The) Units[b]	382,305	4,362,504
BG Group PLC	13,008,765	178,263,770
BHP Billiton PLC	8,486,940	144,502,689
BP PLC	72,420,810	516,302,909
British Airways PLC	2,134,460	3,695,778
British American Tobacco PLC	7,267,260	199,066,966
British Land Co. PLC	2,070,915	13,510,013

Security	Shares	Value
British Sky Broadcasting Group PLC	4,449,207	$31,879,676
BT Group PLC	28,663,129	43,348,491
Bunzl PLC	1,819,434	14,872,852
Burberry Group PLC	2,075,733	7,571,238
Cable & Wireless PLC	9,820,965	22,215,291
Cadbury PLC	5,252,940	42,296,119
Cairn Energy PLC[b]	507,603	13,318,965
Capita Group PLC	2,427,219	24,425,265
Carnival PLC	725,340	13,270,221
Centrica PLC	19,621,315	72,983,169
Cobham PLC	5,410,020	16,691,199
Compass Group PLC	7,521,360	37,220,467
Diageo PLC	9,913,365	134,917,408
Drax Group PLC	1,327,095	10,647,363
Eurasian Natural Resources Corp.	1,235,850	5,656,977
Experian PLC	3,869,250	24,112,192
FirstGroup PLC	1,534,670	6,034,686
Friends Provident PLC	8,642,865	10,279,845
G4S PLC	4,732,447	13,086,071
GKN PLC	2,995,087	3,637,929
GlaxoSmithKline PLC	20,288,730	356,706,946
Hammerson PLC[a]	1,257,795	7,357,720
Hays PLC	6,032,681	6,544,730
Home Retail Group PLC	3,567,795	10,583,142
HSBC Holdings PLC	46,262,370	362,328,513
ICAP PLC	2,394,315	8,146,446
IMI PLC	1,725,888	6,687,071
Imperial Tobacco Group PLC	3,970,036	108,347,765
InterContinental Hotels Group PLC	1,311,460	9,926,342
International Power PLC	6,267,761	24,555,958
Invensys PLC[b]	3,130,955	6,996,542
Investec PLC	2,014,320	7,245,593
J Sainsbury PLC	4,117,575	19,767,905
Johnson Matthey PLC	985,631	13,840,386
Kazakhmys PLC	660,976	2,132,179
Kingfisher PLC	9,497,565	19,046,461
Ladbrokes PLC	2,230,467	5,812,313
Land Securities Group PLC	1,863,015	18,519,341
Legal & General Group PLC	24,346,984	21,622,245

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2009

Security	Shares	Value
Liberty International PLC[a]	721,875	$3,879,311
Lloyds TSB Group PLC	35,115,465	45,917,751
Logica PLC	6,018,495	5,705,038
London Stock Exchange Group PLC	658,350	4,567,752
Lonmin PLC	451,605	5,641,599
Man Group PLC	6,458,804	19,205,294
Marks & Spencer Group PLC	6,069,525	20,213,503
Meggitt PLC	3,030,720	6,040,680
National Express Group PLC	695,310	3,270,423
National Grid PLC	9,905,280	92,537,265
Next PLC	805,035	13,660,485
Old Mutual PLC	20,089,614	15,176,715
Pearson PLC	3,219,205	30,886,706
Prudential PLC	9,569,360	46,010,148
Reckitt Benckiser PLC	2,341,185	90,288,912
Reed Elsevier PLC	4,367,712	32,681,069
Rexam PLC	2,204,382	9,915,540
Rio Tinto PLC	3,827,670	83,106,379
Rolls-Royce Group PLC[b]	6,947,666	33,254,614
Royal Bank of Scotland Group PLC	64,129,065	20,340,072
Royal Dutch Shell PLC Class A	13,674,045	341,049,963
Royal Dutch Shell PLC Class B	10,455,060	249,911,335
RSA Insurance Group PLC	12,877,753	24,451,233
SABMiller PLC	3,455,841	56,399,477
Sage Group PLC	5,544,228	14,475,528
Scottish & Southern Energy PLC	3,395,700	58,502,189
SEGRO PLC	1,906,917	4,391,851
Serco Group PLC	2,260,010	14,311,892
Severn Trent PLC	956,340	15,042,221
Shire PLC	2,107,080	30,711,928
Smith & Nephew PLC	3,637,095	26,139,345
Smiths Group PLC	1,379,070	17,028,978
Stagecoach Group PLC	2,498,929	4,386,295
Standard Chartered PLC	7,001,477	88,423,697
Standard Life PLC	8,252,475	26,144,961
Tate & Lyle PLC	1,999,305	9,583,973
Tesco PLC	29,968,133	154,760,516
Thomas Cook Group PLC	1,658,592	4,562,395
Thomson Reuters PLC	768,075	15,469,452

Security	Shares	Value
3i Group PLC	1,679,059	$5,482,880
Tomkins PLC	3,145,195	5,339,289
TUI Travel PLC	2,756,985	8,903,430
Tullow Oil PLC	2,793,945	27,873,971
Unilever PLC	5,023,516	110,808,766
United Business Media Ltd.	1,195,831	8,339,993
United Utilities Group PLC	2,857,470	22,287,114
Vedanta Resources PLC	513,987	4,097,813
Vodafone Group PLC	202,968,150	379,527,079
Whitbread PLC	935,550	11,066,760
Wm Morrison Supermarkets PLC	8,907,360	34,769,014
Wolseley PLC	2,321,550	5,780,232
WPP PLC	4,528,927	25,497,127
Xstrata PLC	2,398,935	19,696,411

		5,562,262,432

TOTAL COMMON STOCKS (Cost: $40,326,333,375)		26,984,508,251

PREFERRED STOCKS – 0.41%

GERMANY – 0.30%
Fresenius SE	359,205	19,973,337
Henkel AG & Co. KGaA	783,361	20,268,279
Porsche Automobil Holding SEa	348,125	20,521,621
Volkswagen AG	421,575	20,934,624

		81,697,861

ITALY – 0.11%
Intesa Sanpaolo SpA RNC	3,622,080	8,169,384
Telecom Italia SpA RNC	23,236,290	22,571,198

		30,740,582

TOTAL PREFERRED STOCKS (Cost: $184,748,986)		112,438,443

RIGHTS – 0.00%

BELGIUM – 0.00%
Fortis[a,b,c]	6,897,693	884

		884

TOTAL RIGHTS
(Cost: $0)		884

14	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2009

Security	Shares	Value
SHORT-TERM INVESTMENTS – 6.53%

MONEY MARKET FUNDS – 6.53%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 0.93%[d,e,f]	1,524,138,372	$1,524,138,372

Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 0.56%[d,e,f]	246,386,243	246,386,243
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares 0.09%[d,e]	1,362,781	1,362,781

		1,771,887,396

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,771,887,396)		1,771,887,396

TOTAL INVESTMENTS IN SECURITIES – 106.30% (Cost: $42,282,969,757)		28,868,834,974

Other Assets, Less Liabilities – (6.30)%		(1,711,681,231)

NET ASSETS – 100.00%		$27,157,153,743

ADR – American Depositary Receipts

SDR – Swedish Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	15

Statement of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2009

iShares MSCI EAFE Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$40,238,401,208
Affiliated issuers (Note 2)	2,044,568,549

Total cost of investments	$42,282,969,757

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$27,049,703,224
Affiliated issuers (Note 2)	1,819,131,750

Total fair value of investments	28,868,834,974
Foreign currencies, at value[b]	32,325,987
Receivables:
Investment securities sold	11,980,619
Dividends and interest	45,813,114

Total Assets	28,958,954,694

LIABILITIES
Payables:
Investment securities purchased	10,393,642
Securities related to in-kind transactions (Note 4)	11,980,619
Collateral for securities on loan (Note 5)	1,770,524,615
Investment advisory fees (Note 2)	8,902,075

Total Liabilities	1,801,800,951

NET ASSETS	$27,157,153,743

Net assets consist of:
Paid-in capital	$41,716,908,032
Undistributed net investment income	11,817,055
Accumulated net realized loss	(1,154,432,344)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(13,417,139,000)

NET ASSETS	$27,157,153,743

Shares outstanding[c]	693,000,000

Net asset value per share	$39.19

[a]	Securities on loan with market value of $1,670,298,845. See Note 5.
[b]	Cost of foreign currencies: $33,016,779.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

16	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2009

iShares MSCI EAFE Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$374,582,677
Dividends from affiliated issuers (Note 2)	6,000,905
Interest from affiliated issuers (Note 2)	28,250
Securities lending income from affiliated issuers (Note 2)	8,732,062

Total investment income	389,343,894

EXPENSES
Investment advisory fees (Note 2)	54,870,856

Total expenses	54,870,856

Net investment income	334,473,038

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(700,951,275)
Investments in affiliated issuers (Note 2)	(13,276,932)
In-kind redemptions	468,996,661
Foreign currency transactions	(19,730,367)

Net realized loss	(264,961,913)

Net change in unrealized appreciation (depreciation) on:
Investments	(16,572,470,450)
Translation of assets and liabilities in foreign currencies	(2,926,495)

Net change in unrealized appreciation (depreciation)	(16,575,396,945)

Net realized and unrealized loss	(16,840,358,858)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,505,885,820)

[a]	Net of foreign withholding tax of $20,508,330.

See notes to financial statements.

FINANCIAL STATEMENTS	17

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI EAFE Index Fund
	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$334,473,038	$1,441,822,772
Net realized gain (loss)	(264,961,913)	1,582,626,610
Net change in unrealized appreciation (depreciation)	(16,575,396,945)	(9,268,956,761)

Net decrease in net assets resulting from operations	(16,505,885,820)	(6,244,507,379)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(398,044,194)	(2,120,955,623)

Total distributions to shareholders	(398,044,194)	(2,120,955,623)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,126,574,843	8,674,382,311
Cost of shares redeemed	(3,762,867,194)	(5,938,096,401)

Net increase in net assets from capital share transactions	3,363,707,649	2,736,285,910

DECREASE IN NET ASSETS	(13,540,222,365)	(5,629,177,092)

NET ASSETS
Beginning of period	40,697,376,108	46,326,553,200

End of period	$27,157,153,743	$40,697,376,108

Undistributed net investment income included in net assets at end of period	$11,817,055	$75,388,211

SHARES ISSUED AND REDEEMED
Shares sold	166,800,000	111,000,000
Shares redeemed	(83,400,000)	(83,400,000)

Net increase in shares outstanding	83,400,000	27,600,000

See notes to financial statements.

18	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Index Fund
	Six months ended Jan. 31, 2009 (Unaudited)	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004

Net asset value, beginning of period	$66.76	$79.60	$65.68	$54.00	$45.49	$36.88

Income from investment operations:
Net investment income	0.52 [a]	2.32 [a]	1.85 [a]	1.70 [a]	0.97	0.65
Net realized and unrealized gain (loss)[b]	(27.55)	(11.85)	13.60	11.09	8.34	8.48

Total from investment operations	(27.03)	(9.53)	15.45	12.79	9.31	9.13

Less distributions from:
Net investment income	(0.54)	(3.31)	(1.53)	(1.11)	(0.80)	(0.52)

Total distributions	(0.54)	(3.31)	(1.53)	(1.11)	(0.80)	(0.52)

Net asset value, end of period	$39.19	$66.76	$79.60	$65.68	$54.00	$45.49

Total return	(40.55)%[c]	(12.35)%	23.75%	23.91%	20.53%	24.81%

Ratios/Supplemental data:
Net assets, end of period (000s)	$27,157,154	$40,697,376	$46,326,553	$29,320,817	$17,721,489	$8,733,741
Ratio of expenses to average net assets[d]	0.35%	0.34%	0.34%	0.35%	0.36%	0.35%
Ratio of net investment income to average net assets[d]	2.12%	3.07%	2.48%	2.77%	2.57%	2.34%
Portfolio turnover rate[e]	3%	12%	5%	7%	8%	7%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	19

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares MSCI EAFE Index Fund (the “Fund”).

The Fund’s investment objective is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve the Fund’s investment objective. The Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

The Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of the Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

20	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Fund. The Fund considers observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities and certain U.S. government securities. The Fund does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Fund in estimating the value of Level 3 Prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Fund in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the inputs used in valuing the Fund’s investments as of January 31, 2009:

Investments in Securities
Level 1	Level 2	Level 3	Total
$28,857,255,122	$–	$11,579,852	$28,868,834,974

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the six months ended January 31, 2009:

Balance at Beginning of Period	(Amortized Premiums) Accreted Discounts	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in or out	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
$19,719,390	$–	$616,419	$502,469	$(9,258,426)	$11,579,852	$776,773

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

22	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are disclosed in its Statement of Operations. Foreign taxes payable as of January 31, 2009, if any, are reflected in the Fund’s Statement of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carry forwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended January 31, 2009.

As of July 31, 2008, the tax year-end of the Fund, the Fund had tax basis net capital loss carry forwards of $17,452,072 and $150,352 expiring in 2012 and 2013, respectively. Such losses may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the six months ended January 31, 2009, the Fund realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended January 31, 2009 are disclosed in the Fund’s Statement of Operations.

As of January 31, 2009, the cost of investments for federal income tax purposes was $42,955,673,425. Net unrealized depreciation was $14,086,838,451, of which $14,086,838,451 represented gross unrealized depreciation on securities and $– represented gross unrealized appreciation on securities.

Management has reviewed the tax positions as of January 31, 2009, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of the Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the Fund, BGFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and the iShares MSCI ACWI and iShares MSCI ACWI ex US Index Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.35%	First $30 billion
0.32	Over $30 billion, up to and including $60 billion
0.28	Over $60 billion

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as the Fund’s underwriter and distributor of the shares of the Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Fund for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund is permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Fund. BarCap and BGI are affiliates of BGFA, the Fund’s investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended January 31, 2009, BGI earned securities lending agent fees of $8,732,062.

The Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Fund’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Fund from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statement of Operations. Income distributions earned by the Fund from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statement of Operations.

24	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended January 31, 2009, the Fund had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Loss
Barclays PLC	28,159	7,516	4,789	30,886	$47,244,354	$6,000,905	$(13,276,932)

Certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2009, aggregated $882,325,447 and $845,891,261, respectively.

In-kind purchases and sales (see Note 4) for the six months ended January 31, 2009, aggregated $7,029,418,684 and $3,718,735,358, respectively.

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation of the securities involved in the Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statement of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Fund of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of the Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of January 31, 2009, the Fund had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA. The market value of the securities on loan as of January 31, 2009 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities. Securities lending income, as disclosed in the Fund’s Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

26	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	27

Notes:

28	NOTES

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology-Semiconductors (IGW)

iShares S&P North American Technology-Software (IGV)

iShares S&P North American Technology Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office Capped (FIO)

iShares FTSE NAREIT Mortgage Plus Capped (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential Plus Capped (REZ)

iShares FTSE NAREIT Retail Capped (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Clean Energy (ICLN)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Nuclear Energy (NUCL)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Timber & Forestry (WOOD)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE China (HK Listed) (FCHI)

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria Investable Market (EWO)

iShares MSCI Belgium Investable Market (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile Investable Market (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico Investable Market (EWW)

iShares MSCI Netherlands Investable Market (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Barclays Aggregate (AGG)

iShares Barclays MBS (MBB)

iShares Barclays Short Treasury (SHV)

iShares Barclays 1-3 Year Treasury (SHY)

iShares Barclays 3-7 Year Treasury (IEI)

iShares Barclays 7-10 Year Treasury (IEF)

iShares Barclays 10-20 Year Treasury (TLH)

iShares Barclays 20+ Year Treasury (TLT)

iShares Barclays TIPS (TIP)

iShares Barclays Agency (AGZ)

iShares Barclays Credit (CFT)

iShares Barclays 1-3 Year Credit (CSJ)

iShares Barclays Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Barclays Government/Credit (GBF)

iShares Barclays Intermediate Government/Credit (GVI)

iShares S&P National Municipal (MUB)

iShares S&P Short Term National Municipal (SUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares S&P/Citigroup International Treasury (IGOV)

iShares S&P/Citigroup 1-3 Year International Treasury (ISHG)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI All Country Asia ex Japan (AAXJ)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Developed ex-U.S. Property (WPS)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iSHARES FAMILY OF FUNDS	29

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares S&P Allocation Funds

iShares S&P Conservative (AOK)

iShares S&P Moderate (AOM)

iShares S&P Growth (AOR)

iShares S&P Aggressive (AOA)

iShares S&P Target Date Index Funds

iShares S&P Target Date Retirement Income (TGR)

iShares S&P Target Date 2010 (TZD)

iShares S&P Target Date 2015 (TZE)

iShares S&P Target Date 2020 (TZG)

iShares S&P Target Date 2025 (TZI)

iShares S&P Target Date 2030 (TZL)

iShares S&P Target Date 2035 (TZO)

iShares S&P Target Date 2040 (TZV)

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”) The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s, nor are they sponsored or endorsed by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above except Barclays Capital, which is an affiliate of BGI. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2009 Semi-Annual Report.

iS-0454 0309

30	2009 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information: WWW.iSHARES.COM 1-800-iShares (1-800- 474-2737) The iShares Funds are distributed by SEI investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the iShares Funds. BGFA is a subsidiary of Barclays Global investors, N.A. (BGI), neither of which is affiliated with SEI. The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the company listed above ©2009 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners. Investing involves risk, including possible loss of principal, A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a monthly basis on the Fund’s website. This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus. iShares® LET’S BUILD A BETTER INVESTMENT WORLD.® BARCLAYS GLOBAL INVESTORS BG-SAR-73-0109

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Schedule of Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: March 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: March 20, 2009

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: March 20, 2009